PACIFIC FUNDSSM

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION CONSERVATIVE

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds Core Income ‘P’	666,495	$7,724,680
Pacific Funds Floating Rate Income ‘P’	246,967	2,393,109
Pacific Funds High Income ‘P’	2,787,666	28,573,578
PF Inflation Managed Fund ‘P’	1,300,808	13,034,098
PF Managed Bond Fund ‘P’	8,286,849	93,972,873
PF Short Duration Bond Fund ‘P’	2,947,939	29,833,143
PF Emerging Markets Debt Fund ‘P’	1,142,228	10,154,410
PF Growth Fund ‘P’	36,367	1,108,098
PF Large-Cap Value Fund ‘P’	392,986	4,417,159
PF Multi-Asset Fund ‘P’	3,481,380	42,438,021
PF Small-Cap Growth Fund ‘P’	70,259	1,508,463
PF Small-Cap Value Fund ‘P’	367,851	3,178,237
PF Emerging Markets Fund ‘P’	380,339	5,579,575
PF International Small-Cap Fund ‘P’	127,459	1,380,386
PF Real Estate Fund ‘P’	101,967	1,294,986

Total Affiliated Mutual Funds (Cost $216,221,361)		246,590,816

TOTAL INVESTMENTS - 100.2% (Cost $216,221,361)		246,590,816

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(499,456)

NET ASSETS - 100.0%		$246,091,360

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:

		Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$246,590,816	$246,590,816	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	726,233	$8,417,044
Pacific Funds Floating Rate Income ‘P’	164,966	1,598,520
Pacific Funds High Income ‘P’	3,251,015	33,322,907
PF Inflation Managed Fund ‘P’	633,401	6,346,676
PF Managed Bond Fund ‘P’	9,149,502	103,755,350
PF Short Duration Bond Fund ‘P’	2,429,455	24,586,089
PF Emerging Markets Debt Fund ‘P’	1,327,526	11,801,707
PF Growth Fund ‘P’	382,238	11,646,800
PF Large-Cap Value Fund ‘P’	1,605,485	18,045,652
PF Multi-Asset Fund ‘P’	6,918,276	84,333,780
PF Small-Cap Growth Fund ‘P’	93,774	2,013,329
PF Small-Cap Value Fund ‘P’	731,814	6,322,869
PF Emerging Markets Fund ‘P’	1,012,303	14,850,478
PF International Large-Cap Fund ‘P’	326,727	3,731,228
PF International Small-Cap Fund ‘P’	170,145	1,842,665
PF International Value Fund ‘P’	289,655	2,073,933
PF Real Estate Fund ‘P’	273,913	3,478,699

Total Affiliated Mutual Funds (Cost $291,633,356)		338,167,726

TOTAL INVESTMENTS - 100.1% (Cost $291,633,356)		338,167,726

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(258,019)

NET ASSETS - 100.0%		$337,909,707

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:

		Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$338,167,726	$338,167,726	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	1,783,491	$20,670,665
Pacific Funds Floating Rate Income ‘P’	510,812	4,949,772
Pacific Funds High Income ‘P’	5,547,911	56,866,089
PF Inflation Managed Fund ‘P’	490,453	4,914,344
PF Managed Bond Fund ‘P’	22,344,252	253,383,813
PF Short Duration Bond Fund ‘P’	4,218,162	42,687,796
PF Emerging Markets Debt Fund ‘P’	1,740,585	15,473,797
PF Growth Fund ‘P’	2,190,235	66,736,454
PF Large-Cap Value Fund ‘P’	6,251,068	70,262,005
PF Multi-Asset Fund ‘P’	33,682,473	410,589,351
PF Small-Cap Growth Fund ‘P’	567,798	12,190,631
PF Small-Cap Value Fund ‘P’	3,037,629	26,245,114
PF Emerging Markets Fund ‘P’	3,150,476	46,217,484
PF International Large-Cap Fund ‘P’	1,207,763	13,792,658
PF International Small-Cap Fund ‘P’	1,055,146	11,427,230
PF International Value Fund ‘P’	1,223,098	8,757,382
PF Real Estate Fund ‘P’	854,834	10,856,393

Total Affiliated Mutual Funds (Cost $874,997,183)		1,076,020,978

TOTAL INVESTMENTS - 100.1% (Cost $874,997,183)		1,076,020,978

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(974,590)

NET ASSETS - 100.0%		$1,075,046,388

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:

		Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,076,020,978	$1,076,020,978	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION GROWTH

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	730,806	$8,470,045
Pacific Funds High Income ‘P’	3,936,046	40,344,475
PF Managed Bond Fund ‘P’	9,046,506	102,587,378
PF Short Duration Bond Fund ‘P’	1,497,930	15,159,052
PF Emerging Markets Debt Fund ‘P’	1,377,160	12,242,956
PF Growth Fund ‘P’	2,225,729	67,817,960
PF Large-Cap Value Fund ‘P’	4,156,567	46,719,815
PF Multi-Asset Fund ‘P’	34,027,119	414,790,584
PF Small-Cap Growth Fund ‘P’	452,284	9,710,527
PF Small-Cap Value Fund ‘P’	3,575,697	30,894,025
PF Emerging Markets Fund ‘P’	3,413,291	50,072,975
PF International Large-Cap Fund ‘P’	1,590,826	18,167,230
PF International Small-Cap Fund ‘P’	1,245,020	13,483,566
PF International Value Fund ‘P’	2,691,221	19,269,145
PF Real Estate Fund ‘P’	1,335,041	16,955,018

Total Affiliated Mutual Funds (Cost $686,867,877)		866,684,751

TOTAL INVESTMENTS - 100.1% (Cost $686,867,877)		866,684,751

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(795,679)

NET ASSETS - 100.0%		$865,889,072

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:

		Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$866,684,751	$866,684,751	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	61,032	$707,366
Pacific Funds High Income ‘P’	433,410	4,442,456
PF Managed Bond Fund ‘P’	806,287	9,143,295
PF Short Duration Bond Fund ‘P’	275,227	2,785,293
PF Emerging Markets Debt Fund ‘P’	168,053	1,493,994
PF Growth Fund ‘P’	994,519	30,302,981
PF Large-Cap Value Fund ‘P’	1,233,975	13,869,882
PF Multi-Asset Fund ‘P’	15,163,614	184,844,449
PF Small-Cap Growth Fund ‘P’	489,414	10,507,718
PF Small-Cap Value Fund ‘P’	2,401,494	20,748,905
PF Emerging Markets Fund ‘P’	1,363,053	19,995,983
PF International Large-Cap Fund ‘P’	835,521	9,541,652
PF International Small-Cap Fund ‘P’	614,384	6,653,784
PF International Value Fund ‘P’	706,979	5,061,967
PF Real Estate Fund ‘P’	612,719	7,781,531

Total Affiliated Mutual Funds (Cost $254,391,759)		327,881,256

TOTAL INVESTMENTS - 100.1% (Cost $254,391,759)		327,881,256

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(490,662)

NET ASSETS - 100.0%		$327,390,594

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:

		Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$327,881,256	$327,881,256	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM ULTRA SHORT INCOME

Schedule of Investments

December 31, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 60.9%

Basic Materials - 1.6%

LYB International Finance III LLC 1.238% (USD LIBOR + 1.000%) due 10/01/23 §	$350,000	$350,645
Nutrien Ltd (Canada) 1.900% due 05/13/23	100,000	103,348
Nutrition & Biosciences Inc 0.697% due 09/15/22 ~	50,000	50,165

		504,158

Communications - 2.7%

eBay Inc 1.084% (USD LIBOR + 0.870%) due 01/30/23 §	300,000	303,180
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	546,281	552,271

		855,451

Consumer, Cyclical - 5.6%

British Airways Pass-Through Trust ‘A’ (United Kingdom)
3.350% due 12/15/30 ~	95,163	90,493
4.625% due 12/20/25 ~	78,106	77,815
General Motors Financial Co Inc 1.550% (USD LIBOR + 1.310%) due 06/30/22 §	200,000	201,397
Harley-Davidson Financial Services Inc 3.550% due 05/21/21 ~	200,000	202,208
Hasbro Inc 2.600% due 11/19/22	200,000	207,766
Hyatt Hotels Corp 3.375% due 07/15/23	100,000	105,238
Lennar Corp 4.125% due 01/15/22	250,000	256,406
Marriott International Inc 0.876% (USD LIBOR + 0.650%) due 03/08/21 §	250,000	250,101
McDonald’s Corp 0.652% (USD LIBOR + 0.430%) due 10/28/21 §	150,000	150,423
Toyota Motor Credit Corp 2.900% due 03/30/23	200,000	211,636

		1,753,483

Consumer, Non-Cyclical - 5.7%

AbbVie Inc 2.150% due 11/19/21	450,000	457,310
Bristol-Myers Squibb Co 0.537% due 11/13/23	150,000	150,279
Campbell Soup Co 0.847% (USD LIBOR + 0.630%) due 03/15/21 §	200,000	200,183
Cigna Corp 0.879% (USD LIBOR + 0.650%) due 09/17/21 §	375,000	375,060

	Principal Amount	Value
General Mills Inc 0.770% (USD LIBOR + 0.540%) due 04/16/21 §	$350,000	$350,516
Gilead Sciences Inc 0.750% due 09/29/23	250,000	250,776

		1,784,124

Energy - 2.0%

Kinder Morgan Inc 5.000% due 02/15/21 ~	200,000	200,594
Valero Energy Corp 1.367% (USD LIBOR + 1.150%) due 09/15/23 §	415,000	416,100

		616,694

Financial - 28.2%

AIG Global Funding 0.800% due 07/07/23 ~	150,000	151,525
Air Lease Corp 3.875% due 04/01/21	280,000	281,415
American Express Credit Corp 0.932% (USD LIBOR + 0.700%) due 03/03/22 §	103,000	103,649
Bank of America Corp
0.589% (USD LIBOR + 0.380%) due 01/23/22 §	200,000	200,038
0.901% (USD LIBOR + 0.650%) due 06/25/22 §	250,000	250,646
Capital One NA 2.150% due 09/06/22	250,000	257,011
Citigroup Inc
1.165% (USD LIBOR + 0.950%) due 07/24/23 §	350,000	353,267
2.750% due 04/25/22	250,000	257,512
Fifth Third Bank NA 0.854% (USD LIBOR + 0.640%) due 02/01/22 §	200,000	201,211
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	200,000	211,369
Intercontinental Exchange Inc 0.867% (USD LIBOR + 0.650%) due 06/15/23 §	200,000	200,624
Jackson National Life Global Funding 0.981% (USD LIBOR + 0.730%) due 06/27/22 ~ §	250,000	252,312
JPMorgan Chase & Co 3.250% due 09/23/22	250,000	263,007
Lloyds Banking Group PLC (United Kingdom) 1.326% due 06/15/23	200,000	202,256
Mitsubishi UFJ Financial Group Inc (Japan) 1.125% (USD LIBOR + 0.920%) due 02/22/22 §	350,000	352,965
Morgan Stanley
1.398% (USD LIBOR + 1.180%) due 01/20/22 §	425,000	425,219
1.615% (USD LIBOR + 1.400%) due 10/24/23 §	250,000	254,814
Nasdaq Inc 0.445% due 12/21/22	100,000	100,129

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS ULTRA SHORT INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
New York Life Global Funding 0.664% (USD LIBOR + 0.440%) due 07/12/22 ~ §	$400,000	$402,538
Piedmont Operating Partnership LP REIT 3.400% due 06/01/23	200,000	208,302
PNC Bank NA 0.530% (USD LIBOR + 0.325%) due 02/24/23 §	250,000	250,530
Reliance Standard Life Global Funding II 2.150% due 01/21/23 ~	150,000	153,858
Royal Bank of Canada (Canada) 0.944% (USD LIBOR + 0.730%) due 02/01/22 §	400,000	402,871
Skandinaviska Enskilda Banken AB (Sweden) 0.545% (USD LIBOR + 0.320%) due 09/01/23 ~ §	500,000	500,242
State Street Corp 2.825% due 03/30/23	250,000	258,057
Sumitomo Mitsui Financial Group Inc (Japan) 1.005% (USD LIBOR + 0.780%) due 07/12/22 §	450,000	453,600
The Goldman Sachs Group Inc
0.628% (SOFR + 0.540%) due 11/17/23 §	500,000	500,821
0.963% (USD LIBOR + 0.750%) due 02/23/23 §	250,000	252,408
1.325% (USD LIBOR + 1.110%) due 04/26/22 §	250,000	250,700
Truist Bank 0.824% (SOFR + 0.730%) due 03/09/23 §	250,000	252,116
UBS AG (Switzerland) 1.750% due 04/21/22 ~	300,000	305,385
UBS Group AG (Switzerland) 1.744% (USD LIBOR + 1.530%) due 02/01/22 ~ §	200,000	203,024
Wells Fargo & Co 3.450% due 02/13/23	100,000	106,035

		8,819,456

Industrial - 6.4%

Carrier Global Corp 1.923% due 02/15/23	150,000	154,595
Honeywell International Inc 0.461% (USD LIBOR + 0.230%) due 08/19/22 §	750,000	750,821
Otis Worldwide Corp 0.688% (USD LIBOR + 0.450%) due 04/05/23 §	200,000	200,055
Penske Truck Leasing Co LP 3.650% due 07/29/21 ~	155,000	157,422
Roper Technologies Inc
0.450% due 08/15/22	200,000	200,366
3.650% due 09/15/23	250,000	271,339
The Boeing Co 4.508% due 05/01/23	250,000	270,309

		2,004,907

	Principal Amount	Value
Technology - 2.7%

Broadcom Inc 3.125% due 10/15/22	$150,000	$157,035
Dell International LLC 4.000% due 07/15/24 ~	200,000	220,706
Hewlett Packard Enterprise Co 0.900% (USD LIBOR + 0.680%) due 03/12/21 §	250,000	250,227
Micron Technology Inc 2.497% due 04/24/23	200,000	208,566

		836,534

Utilities - 6.0%

American Electric Power Co Inc 0.680% (USD LIBOR + 0.480%) due 11/01/23 §	250,000	250,403
Dominion Energy Inc 0.747% (USD LIBOR + 0.530%) due 09/15/23 §	150,000	150,336
DTE Energy Co 2.250% due 11/01/22	500,000	517,628
Entergy Louisiana LLC 0.620% due 11/17/23	200,000	200,686
Florida Power & Light Co 0.602% (USD LIBOR + 0.380%) due 07/28/23 §	450,000	450,096
Pacific Gas and Electric Co 1.750% due 06/16/22	300,000	300,871

		1,870,020

Total Corporate Bonds & Notes (Cost $18,853,461)		19,044,827

SENIOR LOAN NOTES - 9.1%

Basic Materials - 0.8%

Asplundh Tree Expert LLC Term B 2.647% (USD LIBOR + 2.500%) due 09/04/27 §	249,375	250,444

Communications - 1.6%

Charter Communications Operating LLC Term B-2 due 02/01/27 µ	497,481	495,581

Consumer, Cyclical - 0.8%

SeaWorld Parks & Entertainment Inc Term B-5 3.750% (USD LIBOR + 3.000%) due 03/31/24 §	245,536	239,193

Consumer, Non-Cyclical - 3.2%

HCA Inc Term B-13 due 03/18/26 µ	497,481	498,103
United Rentals North America Inc Term B due 10/31/25 µ	497,455	497,183

		995,286

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS ULTRA SHORT INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Financial - 0.4%

Avolon (US) LLC Term B-3 (Ireland) 2.500% (USD LIBOR + 1.750%) due 01/15/25 §	$138,642	$137,595

Industrial - 0.7%

GFL Environmental Inc Term B (Canada) 3.000% (USD LIBOR + 3.000%) due 05/31/25 §	126,250	126,583
Pactiv Evergreen Group Holdings Inc Term B 2.897% (USD LIBOR + 2.750%) due 02/05/23 §	93,447	93,131

		219,714

Technology - 1.6%

Dell International LLC Term B-1 2.750% (USD LIBOR + 2.000%) due 09/19/25 §	494,937	495,841

Total Senior Loan Notes (Cost $2,825,299)		2,833,654

ASSET-BACKED SECURITIES - 23.7%

AIMCO CLO (Cayman) 1.087% (USD LIBOR + 0.850%) due 01/15/28 ~ §	371,189	370,373
Aimco CLO 11 Ltd (Cayman) 1.605% (USD LIBOR + 1.380%) due 10/15/31 ~ §	300,000	298,772
AmeriCredit Automobile Receivables Trust 1.100% due 03/20/23	330,199	331,147
1.480% due 01/21/25	250,000	254,649
2.240% due 06/19/23	66,140	66,266
3.260% due 01/18/24	155,000	157,715
Benefit Street Partners CLO VI Ltd (Cayman) 1.458% (USD LIBOR + 1.240%) due 10/18/29 ~ §	250,000	249,824
Dryden 43 Senior Loan Fund (Cayman) 1.358% (USD LIBOR + 1.140%) due 07/20/29 ~ §	250,000	250,501
Ford Credit Auto Owner Trust
0.500% due 02/15/23	225,416	225,672
1.030% due 10/15/22	68,859	69,052
Hilton Grand Vacations Trust 2.740% due 02/25/39 ~	83,584	87,647
Magnetite VIII Ltd (Cayman) 1.217% (USD LIBOR + 0.980%) due 04/15/31 ~ §	215,000	214,942
Navient Private Education Refi Loan Trust
0.509% (USD LIBOR + 0.350%) due 11/15/68 ~ §	40,543	40,518
1.220% due 07/15/69 ~	150,299	151,912
1.310% due 01/15/69 ~	250,000	252,755
1.690% due 05/15/69 ~	173,693	177,446
1.800% due 01/15/69 ~	89,479	89,811
2.180% due 08/15/68 ~	16,615	16,631

	Principal Amount	Value
Navient Student Loan Trust
0.528% (USD LIBOR + 0.380%) due 03/25/67 ~ §	$132,544	$132,313
0.559% (USD LIBOR + 0.400%) due 12/15/59 ~ §	68,968	68,941
1.320% due 08/26/69 ~	148,469	148,991
Palmer Square CLO Ltd (Cayman) 1.330% (USD LIBOR + 1.100%) due 07/16/31 ~ §	250,000	249,570
Palmer Square Loan Funding Ltd (Cayman)
0.887% (USD LIBOR + 0.650%) due 07/15/26 ~ §	91,025	90,822
1.024% (USD LIBOR + 0.800%) due 02/20/28 ~ §	219,971	219,013
1.074% (USD LIBOR + 0.850%) due 08/20/27 ~ §	212,103	211,373
1.115% (USD LIBOR + 0.900%) due 10/24/27 ~ §	193,607	193,354
1.268% (USD LIBOR + 1.050%) due 04/20/27 ~ §	189,479	189,031
Santander Drive Auto Receivables Trust
2.790% due 01/16/24	100,000	100,985
3.510% due 08/15/23	123,198	124,228
SLC Student Loan Trust 0.327% (USD LIBOR + 0.110%) due 03/15/27 §	10,755	10,755
SLM Student Loan Trust 0.305% (USD LIBOR + 0.090%) due 01/26/26 §	53,445	53,424
SMB Private Education Loan Trust 0.448% (USD LIBOR + 0.300%) due 09/15/54 ~ §	310,879	310,654
2.340% due 09/15/34 ~	311,515	320,225
2.430% due 02/17/32 ~	96,367	99,146
2.490% due 06/15/27 ~	372,337	376,472
2.700% due 05/15/31 ~	217,168	224,656
3.050% due 05/15/26 ~	279,770	282,078
Sofi Consumer Loan Program Trust 2.450% due 08/25/28 ~	95,658	96,674
Sofi Professional Loan Program LLC 2.130% due 11/16/48 ~	31,165	31,368
Sofi Professional Loan Program Trust 2.060% due 05/15/46 ~	78,944	79,627
Toyota Auto Receivables Owner Trust 1.780% due 11/15/21	1,171	1,172
Voya CLO Ltd (Cayman)
1.118% (USD LIBOR + 0.900%) due 01/18/29 ~ §	250,000	249,786
1.367% (USD LIBOR + 1.130%) due 10/15/30 ~ §	250,000	249,750

Total Asset-Backed Securities (Cost $7,390,033)		7,420,041

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS ULTRA SHORT INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Shares		Value
SHORT-TERM INVESTMENT - 10.9%

Money Market Fund - 10.9%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	3,393,586	$3,393,586

Total Short-Term Investment (Cost $3,393,586)		3,393,586

TOTAL INVESTMENTS - 104.6% (Cost $32,462,379)		32,692,108

OTHER ASSETS & LIABILITIES, NET - (4.6%)		(1,429,746)

NET ASSETS - 100.0%		$31,262,362

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:

		Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$19,044,827	$—	$19,044,827	$—
	Senior Loan Notes	2,833,654	—	2,833,654	—
	Asset-Backed Securities	7,420,041	—	7,420,041	—
	Short-Term Investment	3,393,586	3,393,586	—	—

	Total	$32,692,108	$3,393,586	$29,298,522	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM SHORT DURATION INCOME

Schedule of Investments

December 31, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 59.6%

Basic Materials - 2.4%

Anglo American Capital PLC (South Africa) 5.375% due 04/01/25 ~	$3,000,000	$3,514,098
DuPont de Nemours Inc 1.331% (USD LIBOR + 1.110%) due 11/15/23 §	6,965,000	7,075,143
Georgia-Pacific LLC 1.750% due 09/30/25 ~	5,500,000	5,752,883
Glencore Funding LLC (Australia)
3.000% due 10/27/22 ~	3,000,000	3,117,357
4.125% due 03/12/24 ~	2,500,000	2,753,426
LYB International Finance III LLC 1.238% (USD LIBOR + 1.000%) due 10/01/23 §	2,800,000	2,805,160
Nutrition & Biosciences Inc 1.230% due 10/01/25 ~	3,000,000	3,033,237

		28,051,304

Communications - 3.5%

Charter Communications Operating LLC
4.464% due 07/23/22	1,600,000	1,687,199
4.500% due 02/01/24	5,000,000	5,548,313
eBay Inc 1.900% due 03/11/25	2,500,000	2,630,285
Expedia Group Inc 3.600% due 12/15/23 ~	7,000,000	7,464,487
Juniper Networks Inc 1.200% due 12/10/25	3,500,000	3,543,343
Sprint Spectrum Co LLC
3.360% due 03/20/23 ~	5,326,875	5,385,284
4.738% due 09/20/29 ~	7,035,000	7,641,523
Tencent Holdings Ltd (China) 1.810% due 01/26/26 ~	3,500,000	3,582,313
T-Mobile USA Inc 3.500% due 04/15/25 ~	2,000,000	2,211,960

		39,694,707

Consumer, Cyclical - 7.2%

Alimentation Couche-Tard Inc (Canada) 2.700% due 07/26/22 ~	3,000,000	3,102,463
American Airlines Pass-Through Trust ‘A’ 4.000% due 01/15/27	871,585	741,293
British Airways Pass-Through Trust ‘A’ (United Kingdom)
3.350% due 12/15/30 ~	3,235,526	3,076,762
4.625% due 12/20/25 ~	2,140,103	2,132,132
Daimler Finance North America LLC (Germany)
2.300% due 02/12/21 ~	4,000,000	4,008,129
3.750% due 11/05/21 ~	2,100,000	2,158,791
Delta Air Lines Inc 4.500% due 10/20/25 ~	1,300,000	1,389,966
Delta Air Lines Pass-Through Trust ‘AA’ 3.204% due 10/25/25	4,500,000	4,633,341
Dr. Horton Inc 2.500% due 10/15/24	4,500,000	4,805,091
Ford Motor Co 8.500% due 04/21/23	1,200,000	1,355,010

	Principal Amount	Value
Ford Motor Credit Co LLC
3.375% due 11/13/25	$1,200,000	$1,230,372
5.584% due 03/18/24	1,300,000	1,404,000
General Motors Co 5.400% due 10/02/23	2,000,000	2,240,773
General Motors Financial Co Inc
1.550% (USD LIBOR + 1.310%) due 06/30/22 §	2,745,000	2,764,176
1.700% due 08/18/23	3,000,000	3,079,024
3.550% due 07/08/22	3,000,000	3,129,724
Harley-Davidson Financial Services Inc
3.350% due 06/08/25 ~	2,000,000	2,167,718
3.550% due 05/21/21 ~	300,000	303,312
Hyatt Hotels Corp 3.375% due 07/15/23	6,234,000	6,560,513
Hyundai Capital America 3.750% due 07/08/21 ~	2,100,000	2,131,099
Las Vegas Sands Corp
2.900% due 06/25/25	2,900,000	3,036,554
3.200% due 08/08/24	5,000,000	5,298,546
Lennar Corp
4.125% due 01/15/22	4,750,000	4,871,719
4.500% due 04/30/24	5,000,000	5,534,375
Marriott International Inc
3.600% due 04/15/24	2,000,000	2,132,814
5.750% due 05/01/25	2,200,000	2,574,346
MGM Resorts International 6.000% due 03/15/23	2,800,000	3,010,000
Nordstrom Inc 8.750% due 05/15/25 ~	400,000	448,492
Sands China Ltd (Macau)
3.800% due 01/08/26 ~	1,500,000	1,605,690
4.600% due 08/08/23	1,200,000	1,277,388
United Airlines Pass-Through Trust ‘B’ 3.650% due 07/07/27	589,410	579,601
US Airways Pass-Through Trust ‘A’ 3.950% due 05/15/27	580,580	539,040

		83,322,254

Consumer, Non-Cyclical - 5.0%

AbbVie Inc
2.300% due 11/21/22	2,000,000	2,074,193
2.950% due 11/21/26	2,500,000	2,767,632
Anthem Inc 2.375% due 01/15/25	4,150,000	4,440,290
BAT International Finance PLC (United Kingdom) 1.668% due 03/25/26	3,650,000	3,738,081
Campbell Soup Co 3.650% due 03/15/23	3,676,000	3,926,032
Cigna Corp 1.127% (USD LIBOR + 0.890%) due 07/15/23 §	2,300,000	2,327,175
General Mills Inc 1.228% (USD LIBOR + 1.010%) due 10/17/23 §	3,100,000	3,152,132
Global Payments Inc 2.650% due 02/15/25	6,000,000	6,427,815
Kellogg Co 2.650% due 12/01/23	3,000,000	3,204,141

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Keurig Dr Pepper Inc
3.130% due 12/15/23	$4,500,000	$4,845,047
4.057% due 05/25/23	3,000,000	3,261,529
4.417% due 05/25/25	1,000,000	1,153,397
PayPal Holdings Inc
1.350% due 06/01/23	3,950,000	4,046,606
2.200% due 09/26/22	3,000,000	3,100,410
Suntory Holdings Ltd (Japan) 2.250% due 10/16/24 ~	4,200,000	4,395,566
Takeda Pharmaceutical Co Ltd (Japan) 4.000% due 11/26/21	3,500,000	3,601,579
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	1,166,000	1,165,271

		57,626,896

Energy - 2.3%

Energy Transfer Operating LP
3.600% due 02/01/23	5,325,000	5,579,808
4.250% due 03/15/23	1,500,000	1,595,384
Kinder Morgan Inc 5.625% due 11/15/23 ~	2,355,000	2,652,191
MPLX LP 3.500% due 12/01/22	6,900,000	7,249,736
Valero Energy Corp
1.200% due 03/15/24	4,160,000	4,201,090
1.367% (USD LIBOR + 1.150%) due 09/15/23 §	4,585,000	4,597,155

		25,875,364

Financial - 23.5%

AerCap Ireland Capital DAC (Ireland) 4.500% due 09/15/23	3,000,000	3,254,473
Air Lease Corp
3.000% due 09/15/23	2,432,000	2,559,215
3.375% due 07/01/25	1,200,000	1,291,548
3.875% due 04/01/21	1,050,000	1,055,305
AvalonBay Communities Inc REIT
2.850% due 03/15/23	1,970,000	2,057,212
3.500% due 11/15/24	2,000,000	2,206,812
Avolon Holdings Funding Ltd (Ireland)
3.625% due 05/01/22 ~	4,150,000	4,241,019
4.250% due 04/15/26 ~	2,650,000	2,857,053
Banco Santander SA (Spain) 2.746% due 05/28/25	3,000,000	3,205,262
Bank of America Corp
0.810% due 10/24/24	5,000,000	5,048,447
0.995% (USD LIBOR + 0.770%) due 02/05/26 §	500,000	503,258
1.169% (USD LIBOR + 0.960%) due 07/23/24 §	5,000,000	5,067,766
3.300% due 01/11/23	3,000,000	3,181,402
4.200% due 08/26/24	4,000,000	4,489,468
Barclays PLC (United Kingdom) 1.007% due 12/10/24	3,650,000	3,676,531
BOC Aviation Ltd (Singapore) 2.750% due 09/18/22 ~	3,500,000	3,575,600
CC Holdings GS V LLC REIT 3.849% due 04/15/23	2,400,000	2,576,578

	Principal Amount	Value
Citigroup Inc
0.776% due 10/30/24	$1,400,000	$1,409,763
0.958% (SOFR + 0.870%) due 11/04/22 §	5,000,000	5,027,039
3.300% due 04/27/25	2,000,000	2,218,840
4.000% due 08/05/24	4,000,000	4,455,659
Citizens Bank NA
1.201% (USD LIBOR + 0.950%) due 03/29/23 §	2,000,000	2,026,626
3.250% due 02/14/22	2,500,000	2,574,581
Cooperatieve Rabobank UA (Netherlands)
0.705% (USD LIBOR + 0.480%) due 01/10/23 §	3,000,000	3,014,928
1.111% (USD LIBOR + 0.860%) due 09/26/23 ~ §	1,500,000	1,519,777
Credit Suisse AG (Switzerland) 1.000% due 05/05/23	3,500,000	3,553,955
Credit Suisse Group AG (Switzerland)
1.420% (USD LIBOR + 1.200%) due 12/14/23 ~ §	3,000,000	3,037,385
Equinix Inc REIT
1.250% due 07/15/25	3,000,000	3,063,070
2.625% due 11/18/24	2,300,000	2,460,542
Fifth Third Bancorp 2.375% due 01/28/25	4,000,000	4,260,965
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	3,800,000	4,016,016
Jackson National Life Global Funding
2.650% due 06/21/24 ~	5,000,000	5,329,918
3.300% due 02/01/22 ~	4,350,000	4,489,408
JPMorgan Chase & Co
0.939% (USD LIBOR + 0.730%) due 04/23/24 §	4,000,000	4,036,148
1.115% (USD LIBOR + 0.900%) due 04/25/23 §	3,450,000	3,483,640
2.700% due 05/18/23	5,000,000	5,257,557
Lloyds Banking Group PLC (United Kingdom) 1.326% due 06/15/23	3,000,000	3,033,841
Metropolitan Life Global Funding I 2.400% due 06/17/22 ~	3,750,000	3,863,108
Mid-America Apartments LP REIT 4.300% due 10/15/23	2,000,000	2,183,056
Mitsubishi UFJ Financial Group Inc (Japan)
0.848% due 09/15/24	2,050,000	2,062,782
1.075% (USD LIBOR + 0.860%) due 07/26/23 §	2,000,000	2,022,746
2.623% due 07/18/22	1,750,000	1,810,080
2.665% due 07/25/22	3,000,000	3,105,643
3.218% due 03/07/22	2,150,000	2,223,389
Mizuho Financial Group Inc (Japan) 1.241% due 07/10/24	5,000,000	5,083,858
Morgan Stanley
0.560% due 11/10/23	3,200,000	3,208,179
0.864% due 10/21/25	2,400,000	2,420,644
0.925% (SOFR + 0.830%) due 06/10/22 §	2,500,000	2,506,709
1.146% (USD LIBOR + 0.930%) due 07/22/22 §	5,000,000	5,021,726
1.398% (USD LIBOR + 1.180%) due 01/20/22 §	1,000,000	1,000,514

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
1.615% (USD LIBOR + 1.400%) due 10/24/23 §	$1,500,000	$1,528,886
4.000% due 07/23/25	4,000,000	4,580,520
OneMain Finance Corp 6.125% due 03/15/24	5,200,000	5,687,500
Park Aerospace Holdings Ltd (Ireland) 3.625% due 03/15/21 ~	242,000	242,667
Piedmont Operating Partnership LP REIT 3.400% due 06/01/23	3,800,000	3,957,743
PNC Bank NA
0.530% (USD LIBOR + 0.325%) due 02/24/23 §	6,400,000	6,413,563
0.666% (USD LIBOR + 0.450%) due 07/22/22 §	2,500,000	2,505,376
Reliance Standard Life Global Funding II 2.150% due 01/21/23 ~	2,000,000	2,051,435
Royal Bank of Canada (Canada)
0.898% (USD LIBOR + 0.660%) due 10/05/23 §	2,000,000	2,021,031
2.250% due 11/01/24	5,000,000	5,321,030
Standard Chartered PLC (United Kingdom) 1.319% due 10/14/23 ~	2,500,000	2,528,375
Sumitomo Mitsui Financial Group Inc (Japan)
0.958% (USD LIBOR + 0.740%) due 01/17/23 §	5,000,000	5,035,822
1.474% due 07/08/25	7,000,000	7,175,290
2.348% due 01/15/25	2,500,000	2,653,793
2.448% due 09/27/24	600,000	639,593
2.784% due 07/12/22	3,250,000	3,370,270
The Goldman Sachs Group Inc
0.627% due 11/17/23	10,000,000	10,043,806
0.628% (SOFR + 0.540%) due 11/17/23 §	7,500,000	7,512,314
0.994% (USD LIBOR + 0.780%) due 10/31/22 §	2,000,000	2,008,312
1.275% (USD LIBOR + 1.050%) due 06/05/23 §	3,750,000	3,788,982
1.391% (USD LIBOR + 1.170%) due 05/15/26 §	3,200,000	3,264,017
3.500% due 04/01/25	3,246,000	3,612,440
The PNC Financial Services Group Inc 3.900% due 04/29/24	2,155,000	2,388,521
Ventas Realty LP REIT 2.650% due 01/15/25	4,000,000	4,285,023
VICI Properties LP REIT 3.500% due 02/15/25 ~	4,050,000	4,149,832
Wells Fargo & Co
1.654% due 06/02/24	9,000,000	9,247,775
2.625% due 07/22/22	4,400,000	4,555,768
3.069% due 01/24/23	2,000,000	2,057,348
Zions Bancorp NA 3.350% due 03/04/22	3,000,000	3,088,430

		271,344,503

Industrial - 4.6%

Berry Global Inc 1.570% due 01/15/26 ~	4,250,000	4,292,118
Carrier Global Corp
1.923% due 02/15/23	3,200,000	3,298,013
2.242% due 02/15/25	3,000,000	3,178,643

	Principal Amount	Value
Honeywell International Inc 0.461% (USD LIBOR + 0.230%) due 08/19/22 §	$4,250,000	$4,254,654
Lennox International Inc 1.350% due 08/01/25	4,000,000	4,093,852
Norbord Inc (Canada) 6.250% due 04/15/23 ~	1,005,000	1,094,088
Otis Worldwide Corp
0.688% (USD LIBOR + 0.450%) due 04/05/23 §	1,500,000	1,500,412
2.056% due 04/05/25	2,500,000	2,651,752
Penske Truck Leasing Co LP
1.200% due 11/15/25 ~	3,000,000	3,027,792
2.700% due 03/14/23 ~	1,000,000	1,046,025
2.700% due 11/01/24 ~	3,250,000	3,483,127
3.450% due 07/01/24 ~	2,300,000	2,507,195
4.125% due 08/01/23 ~	2,000,000	2,174,457
Roper Technologies Inc
1.000% due 09/15/25	2,500,000	2,531,326
3.650% due 09/15/23	5,000,000	5,426,787
The Boeing Co
4.508% due 05/01/23	1,250,000	1,351,544
4.875% due 05/01/25	3,825,000	4,362,716
Vertical US Newco Inc (Germany) 5.250% due 07/15/27 ~	1,500,000	1,592,813
Westinghouse Air Brake Technologies Corp 3.200% due 06/15/25	1,200,000	1,295,700

		53,163,014

Technology - 4.7%

Broadcom Corp 2.650% due 01/15/23	3,500,000	3,642,353
Broadcom Inc
3.125% due 10/15/22	2,500,000	2,617,253
3.625% due 10/15/24	5,000,000	5,495,308
Dell International LLC 4.000% due 07/15/24 ~	5,100,000	5,627,996
Hewlett Packard Enterprise Co 1.450% due 04/01/24	8,000,000	8,222,737
HP Inc 2.200% due 06/17/25	5,000,000	5,298,158
Infor Inc 1.450% due 07/15/23 ~	3,000,000	3,050,163
Microchip Technology Inc 0.972% due 02/15/24 ~	8,250,000	8,275,300
Micron Technology Inc 2.497% due 04/24/23	4,500,000	4,692,737
NXP BV (Netherlands) 2.700% due 05/01/25 ~	3,300,000	3,553,961
VMware Inc 4.500% due 05/15/25	3,450,000	3,951,587

		54,427,553

Utilities - 6.4%

American Electric Power Co Inc
0.680% (USD LIBOR + 0.480%) due 11/01/23 §	1,750,000	1,752,824
0.750% due 11/01/23	3,500,000	3,508,535
1.000% due 11/01/25	2,150,000	2,177,116

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Dominion Energy Inc
0.747% (USD LIBOR + 0.530%) due 09/15/23 §	$1,400,000	$1,403,136
3.071% due 08/15/24	2,280,000	2,462,218
DPL Inc 4.125% due 07/01/25 ~	600,000	648,492
DTE Energy Co
1.050% due 06/01/25	1,000,000	1,011,875
2.250% due 11/01/22	1,600,000	1,656,410
2.600% due 06/15/22	2,400,000	2,475,587
Duke Energy Corp
0.871% (USD LIBOR + 0.650%) due 03/11/22 §	1,000,000	1,005,550
2.400% due 08/15/22	2,150,000	2,216,066
Eastern Energy Gas Holdings LLC 2.500% due 11/15/24	2,550,000	2,730,617
Edison International 4.950% due 04/15/25	2,000,000	2,287,127
Evergy Inc 2.450% due 09/15/24	4,350,000	4,616,580
FirstEnergy Corp 2.850% due 07/15/22	3,800,000	3,863,950
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	5,875,000	6,293,594
NRG Energy Inc
2.000% due 12/02/25 ~	4,000,000	4,147,752
3.750% due 06/15/24 ~	4,104,000	4,494,915
Pacific Gas and Electric Co 1.750% due 06/16/22	7,200,000	7,220,896
The AES Corp
1.375% due 01/15/26 ~	6,700,000	6,764,678
3.300% due 07/15/25 ~	3,650,000	3,983,063
Vistra Operations Co LLC 3.550% due 07/15/24 ~	7,000,000	7,583,930

		74,304,911

Total Corporate Bonds & Notes (Cost $665,131,494)		687,810,506

SENIOR LOAN NOTES - 12.7%

Basic Materials - 0.3%

Asplundh Tree Expert LLC Term B 2.647% (USD LIBOR + 2.500%) due 09/04/27 §	3,491,250	3,506,214

Communications - 0.6%

Charter Communications Operating LLC Term B-2 1.900% (USD LIBOR + 1.750%) due 02/01/27 §	3,482,368	3,469,069
CSC Holdings LLC
Term B 2.409% (USD LIBOR + 2.250%) due 01/15/26 §	1,500,000	1,479,106
Term B-5 2.659% (USD LIBOR + 2.500%) due 04/15/27 §	1,985,000	1,973,090

		6,921,265

	Principal Amount	Value
Consumer, Cyclical - 2.6%

Bass Pro Group LLC Term B
5.750% (USD LIBOR + 5.000%) due 09/25/24 §	$997,423	$1,001,864
ClubCorp Holdings Inc Term B
3.009% (USD LIBOR + 2.750%) due 09/18/24 §	1,975,966	1,854,114
Core & Main LP Term B 3.750% (USD LIBOR + 2.750%) due 08/01/24 §	3,000,000	2,994,999
Foundation Building Materials Holding Co LLC Term B due 08/13/25 § ¥	2,738,196	2,742,188
Marriott Ownership Resorts Inc
Term B 1.897% (USD LIBOR + 1.750%) due 08/31/25 §	2,051,029	2,015,136
PetSmart Inc Term B-2 4.500% (USD LIBOR + 3.500%) due 03/11/22 §	4,500,000	4,500,000
Restaurant Brands International Inc Term B (Canada) 1.897% (USD LIBOR + 1.750%) due 11/19/26 §	3,940,933	3,884,590
SeaWorld Parks & Entertainment Inc Term B-5
3.750% (USD LIBOR + 3.000%) due 03/31/24 §	3,401,566	3,313,694
SRS Distribution Inc Term B
3.147% (USD LIBOR + 3.000%) due 05/24/25 §	4,770,535	4,703,662
Stars Group Holdings BV Term B (Canada)
3.754% (USD LIBOR + 3.500%) due 07/10/25 §	3,310,564	3,325,968

		30,336,215

Consumer, Non-Cyclical - 3.5%

AlixPartners LLP Term B
2.647% (USD LIBOR + 2.500%) due 04/04/24 §	1,440,773	1,428,767
Avantor Funding Inc Term B-3
3.250% (USD LIBOR + 2.250%) due 11/21/24 § ¥	4,118,042	4,128,338
Bausch Health Americas Inc Term B
3.148% (USD LIBOR + 3.000%) due 06/01/25 §	5,695,879	5,680,751
Froneri US Inc Term B (United Kingdom)
2.397% (USD LIBOR + 2.250%) due 01/31/27 §	1,373,100	1,362,115
HCA Inc Term B-13
1.897% (USD LIBOR + 1.750%) due 03/18/26 §	4,477,330	4,482,927
Jaguar Holding Co II
3.500% (USD LIBOR + 2.500%) due 08/18/22 §	4,476,316	4,477,995
Pathway Vet Alliance LLC
4.147% (USD LIBOR + 4.000%) due 03/31/27 § ¥	2,983,730	2,988,205
Refinitiv US Holdings Inc Term B
3.397% (USD LIBOR + 3.250%) due 10/01/25 §	3,969,620	3,968,691

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Sunshine Luxembourg VII SARL Term B (Luxembourg) 5.000% (USD LIBOR + 4.000%) due 10/02/26 §	$3,719,962	$3,735,571
United Rentals North America Inc Term B 1.897% (USD LIBOR + 1.750%) due 10/31/25 §	4,477,099	4,474,650
US Foods Inc Term B 1.897% (USD LIBOR + 1.750%) due 06/27/23 §	1,717,442	1,696,510
Wand NewCo 3 Inc Term B-1 3.147% (USD LIBOR + 3.000%) due 02/05/26 §	1,773,070	1,750,907

		40,175,427

Financial - 1.9%

Acrisure LLC Term B 3.647% (USD LIBOR + 3.500%) due 02/15/27 §	1,488,750	1,466,047
AssuredPartners Inc Term B 3.647% (USD LIBOR + 3.500%) due 02/13/27 §	7,182,462	7,089,687
Deerfield Dakota Holding LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/09/27 §	2,985,000	2,994,328
HUB International Ltd Term B 2.965% (USD LIBOR + 2.750%) due 04/25/25 §	1,989,796	1,956,783
NFP Corp Term B 3.397% (USD LIBOR + 3.250%) due 02/13/27 §	4,962,500	4,864,282
USI Inc Term B 3.254% (USD LIBOR + 3.000%) due 05/16/24 §	3,404,620	3,361,708

		21,732,835

Industrial - 1.7%

Berry Global Inc
Term W 2.149% (USD LIBOR + 2.000%) due 10/01/22 § ¥	3,881,720	3,883,215
Term Y due 07/01/26 § ¥	3,191,899	3,181,924
Filtration Group Corp Term B 3.147% (USD LIBOR + 3.000%) due 03/29/25 § ¥	5,247,475	5,204,839
Pactiv Evergreen Group Holdings Inc Term B 2.897% (USD LIBOR + 2.750%) due 02/05/23 § ¥	3,817,288	3,804,404
The Hillman Group Inc Term B 4.147% (USD LIBOR + 4.000%) due 05/31/25 §	1,974,684	1,971,334
Transdigm Inc Term F 2.397% (USD LIBOR + 2.250%) due 12/09/25 §	1,974,975	1,940,413

		19,986,129

Technology - 1.8%

Applied Systems Inc Term B 4.000% (USD LIBOR + 3.000%) due 09/19/24 §	1,989,720	1,992,207

	Principal Amount	Value
Dell International LLC Term B-1 2.750% (USD LIBOR + 2.000%) due 09/19/25 §	$3,464,557	$3,470,887
Sophia LP 4.500% (USD LIBOR + 3.750%) due 10/07/27 §	3,250,000	3,260,156
Tempo Acquisition LLC Term B 3.750% (USD LIBOR + 3.250%) due 10/31/26 §	4,798,386	4,775,891
The Dun & Bradstreet Corp Term B 3.898% (USD LIBOR + 3.750%) due 02/08/26 §	4,471,225	4,477,932
The Ultimate Software Group Inc 4.750% (USD LIBOR + 4.000%) due 05/03/26 §	2,743,125	2,762,670

		20,739,743

Utilities - 0.3%

PG&E Corp Term B 5.500% (USD LIBOR + 4.500%) due 06/23/25 §	3,233,750	3,278,214

Total Senior Loan Notes (Cost $146,332,037)		146,676,042

ASSET-BACKED SECURITIES - 19.1%

Aimco CLO 11 Ltd (Cayman) 1.605% (USD LIBOR + 1.380%) due 10/15/31 ~ §	3,750,000	3,734,644
AmeriCredit Automobile Receivables Trust
0.458% (USD LIBOR + 0.300%) due 01/18/23 §	656,959	657,278
0.508% (USD LIBOR + 0.350%) due 03/20/23 §	1,320,797	1,322,053
0.760% due 12/18/25	2,400,000	2,408,433
0.970% due 02/18/26	1,000,000	1,012,124
1.100% due 03/20/23	1,650,997	1,655,736
1.480% due 01/21/25	2,750,000	2,801,137
2.170% due 01/18/23	328,480	329,881
2.360% due 12/19/22	1,779,992	1,786,514
2.600% due 09/18/23	2,000,000	2,035,425
2.970% due 11/20/23	1,342,357	1,359,581
3.130% due 02/18/25	1,550,000	1,604,926
3.450% due 06/18/24	2,000,000	2,054,568
3.500% due 01/18/24	2,000,000	2,072,763
Apidos CLO XV (Cayman) 1.228% (USD LIBOR + 1.010%) due 04/20/31 ~ §	1,250,000	1,242,285
Apidos CLO XXV (Cayman) 1.388% (USD LIBOR + 1.170%) due 10/20/31 ~ §	2,000,000	2,001,283
Apidos CLO XXX (Cayman) 1.358% (USD LIBOR + 1.140%) due 10/18/31 ~ §	3,000,000	2,994,575
Atrium XIII (Cayman) 1.389% (USD LIBOR + 1.180%) due 11/21/30 ~ §	470,000	469,436
Benefit Street Partners CLO IV Ltd (Cayman) 1.468% (USD LIBOR + 1.250%) due 01/20/29 ~ §	1,000,000	1,001,248

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Benefit Street Partners CLO X Ltd (Cayman)
1.377% (USD LIBOR + 1.140%) due 01/15/29 ~ §	$3,050,000	$3,049,881
1.987% (USD LIBOR + 1.750%) due 01/15/29 ~ §	500,000	499,963
Buttermilk Park CLO Ltd (Cayman) 1.337% (USD LIBOR + 1.100%) due 10/15/31 ~ §	850,000	846,046
Capital Auto Receivables Asset Trust 3.480% due 10/20/23 ~	1,000,000	1,007,625
Carlyle Global Market Strategies CLO Ltd (Cayman) 1.267% (USD LIBOR + 1.050%) due 07/27/31 ~ §	495,916	494,677
CIFC Funding 2015-III Ltd (Cayman) 1.088% (USD LIBOR + 0.870%) due 04/19/29 ~ §	1,500,000	1,493,735
Dryden 43 Senior Loan Fund (Cayman) 1.358% (USD LIBOR + 1.140%) due 07/20/29 ~ §	3,750,000	3,757,509
Dryden 55 CLO Ltd (Cayman) 1.257% (USD LIBOR + 1.020%) due 04/15/31 ~ §	2,500,000	2,482,573
Dryden 58 CLO Ltd (Cayman) 1.218% (USD LIBOR + 1.000%) due 07/17/31 ~ §	2,000,000	1,984,937
Dryden 61 CLO Ltd (Cayman) 1.378% (USD LIBOR + 1.160%) due 01/17/32 ~ §	5,000,000	4,987,678
Dryden 64 CLO Ltd (Cayman) 1.188% (USD LIBOR + 0.970%) due 04/18/31 ~ §	2,000,000	1,995,094
Dryden 75 CLO Ltd (Cayman) 1.937% (USD LIBOR + 1.700%) due 07/15/30 ~ §	2,400,000	2,411,994
Ford Credit Auto Owner Trust
0.399% (USD LIBOR + 0.240%) due 02/15/22 §	90,448	90,450
0.790% due 08/15/26	2,650,000	2,660,216
1.190% due 01/15/26	2,050,000	2,089,451
2.040% due 08/15/31 ~	2,000,000	2,111,288
2.130% due 05/15/25	5,000,000	5,174,988
2.350% due 04/15/23	1,000,000	1,009,376
2.500% due 05/15/24	1,750,000	1,766,601
3.380% due 03/15/24	1,650,000	1,721,442
GM Financial Consumer Automobile Receivables Trust 3.270% due 01/16/24	1,200,000	1,241,327
Hilton Grand Vacations Trust 2.740% due 02/25/39 ~	334,338	350,589
Hyundai Auto Receivables Trust 2.400% due 06/15/26	2,000,000	2,090,975
Magnetite VIII Ltd (Cayman) 1.217% (USD LIBOR + 0.980%) due 04/15/31 ~ §	2,000,000	1,999,463
Magnetite XIV-R Ltd (Cayman) 1.338% (USD LIBOR + 1.120%) due 10/18/31 ~ §	3,000,000	2,994,596

	Principal Amount	Value
Magnetite XIX Ltd (Cayman) 1.398% (USD LIBOR + 1.180%) due 07/17/30 ~ §	$1,000,000	$1,000,059
Magnetite XV Ltd (Cayman) 1.225% (USD LIBOR + 1.010%) due 07/25/31 ~ §	1,500,000	1,489,968
Magnetite XVIII Ltd (Cayman) 1.301% (USD LIBOR + 1.080%) due 11/15/28 ~ §	3,000,000	3,004,043
Magnetite XXI Ltd (Cayman) 1.498% (USD LIBOR + 1.280%) due 04/20/30 ~ §	1,000,000	1,000,921
MVW LLC 1.740% due 10/20/37 ~	726,407	744,431
Navient Private Education Loan Trust 3.610% due 12/15/59 ~	1,168,075	1,218,538
Navient Private Education Refi Loan Trust
0.509% (USD LIBOR + 0.350%) due 11/15/68 ~ §	810,867	810,368
0.909% (USD LIBOR + 0.750%) due 11/15/68 ~ §	1,112,821	1,115,845
1.170% due 09/16/69 ~	1,247,716	1,257,728
1.220% due 07/15/69 ~	1,878,731	1,898,902
1.310% due 01/15/69 ~	4,600,000	4,650,700
1.690% due 05/15/69 ~	6,455,495	6,592,214
2.120% due 01/15/69 ~	3,301,000	3,394,008
2.180% due 08/15/68 ~	249,221	249,463
2.460% due 11/15/68 ~	1,000,000	1,048,289
2.640% due 05/15/68 ~	2,000,000	2,063,879
2.820% due 02/15/68 ~	336,472	337,684
Navient Student Loan Trust
0.418% (USD LIBOR + 0.270%) due 02/27/68 ~ §	725,334	726,067
0.528% (USD LIBOR + 0.380%) due 03/25/67 ~ §	2,783,419	2,778,578
1.198% (USD LIBOR + 1.050%) due 06/25/69 ~ §	2,443,568	2,479,329
1.320% due 08/26/69 ~	4,404,575	4,420,064
3.390% due 12/15/59 ~	2,000,000	2,097,997
OCP CLO Ltd (Cayman) 1.035% (USD LIBOR + 0.820%) due 10/26/27 ~ §	1,168,495	1,167,041
Octagon Investment Partners 25 Ltd (Cayman) 1.018% (USD LIBOR + 0.800%) due 10/20/26 ~ §	1,910,392	1,908,317
OneMain Financial Issuance Trust 2.370% due 09/14/32 ~	300,554	300,992
Palmer Square CLO Ltd (Cayman)
1.071% (USD LIBOR + 0.850%) due 08/15/26 ~ §	834,073	832,898
1.330% (USD LIBOR + 1.100%) due 07/16/31 ~ §	2,250,000	2,246,131
Palmer Square Loan Funding Ltd (Cayman)
0.887% (USD LIBOR + 0.650%) due 07/15/26 ~ §	1,001,271	999,046
1.074% (USD LIBOR + 0.850%) due 08/20/27 ~ §	1,060,515	1,056,865
1.115% (USD LIBOR + 0.900%) due 10/24/27 ~ §	1,548,857	1,546,833

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
1.121% (USD LIBOR + 0.900%) due 11/15/26 ~ §	$1,125,581	$1,124,224
1.268% (USD LIBOR + 1.050%) due 04/20/27 ~ §	3,268,517	3,260,788
1.574% (USD LIBOR + 1.350%) due 02/20/28 ~ §	2,950,000	2,922,678
2.124% (USD LIBOR + 1.900%) due 02/20/28 ~ §	1,200,000	1,182,681
Regatta Funding LP (Cayman) 1.487% (USD LIBOR + 1.250%) due 01/15/29 ~ §	3,000,000	3,002,073
Regatta X Funding Ltd (Cayman) 1.338% (USD LIBOR + 1.120%) due 01/17/31 ~ §	3,000,000	2,988,741
Regatta XIV Funding Ltd (Cayman) 1.405% (USD LIBOR + 1.190%) due 10/25/31 ~ §	1,100,000	1,097,853
Santander Drive Auto Receivables Trust
0.620% due 05/15/23	1,864,904	1,866,554
0.730% due 03/17/25	2,200,000	2,208,327
0.960% due 11/15/24	1,200,000	1,207,935
1.460% due 09/15/25	1,000,000	1,013,993
2.070% due 01/17/23	1,557,248	1,564,719
2.280% due 09/15/23	2,500,000	2,520,113
2.790% due 01/16/24	5,000,000	5,049,225
3.210% due 09/15/23	880,337	884,043
3.420% due 04/15/25	1,750,000	1,781,204
SLC Student Loan Trust
0.317% (USD LIBOR + 0.100%) due 09/15/26 §	412,270	412,219
0.327% (USD LIBOR + 0.110%) due 03/15/27 §	3,567,935	3,549,005
0.337% (USD LIBOR + 0.120%) due 06/15/29 §	710,491	706,549
SLM Student Loan Trust
0.595% (USD LIBOR + 0.380%) due 10/25/24 §	600,381	599,802
SMB Private Education Loan Trust
0.448% (USD LIBOR + 0.300%) due 09/15/54 ~ §	4,196,862	4,193,822
0.509% (USD LIBOR + 0.350%) due 07/15/26 ~ §	809,866	810,805
1.290% due 07/15/53 ~	3,601,680	3,618,972
2.340% due 09/15/34 ~	5,661,733	5,820,042
2.430% due 02/17/32 ~	3,208,541	3,301,058
2.490% due 06/15/27 ~	1,654,416	1,672,792
2.700% due 05/15/31 ~	2,180,958	2,256,156
3.050% due 05/15/26 ~	1,377,027	1,388,388
3.440% due 07/15/36 ~	1,790,634	1,897,382
3.500% due 02/15/36 ~	900,008	953,792
3.600% due 01/15/37 ~	2,489,724	2,662,530
3.630% due 11/15/35 ~	2,555,729	2,769,617
Sofi Consumer Loan Program Trust
2.020% due 01/25/29 ~	989,230	999,827
2.450% due 08/25/28 ~	765,267	773,391
Sofi Professional Loan Program LLC 2.130% due 11/16/48 ~	826,809	832,201
Sofi Professional Loan Program Trust 2.060% due 05/15/46 ~	1,631,510	1,645,628

	Principal Amount	Value
Verizon Owner Trust
0.602% (USD LIBOR + 0.450%) due 12/20/23 §	$3,000,000	$3,011,110
1.850% due 07/22/24	3,500,000	3,585,545
Volvo Financial Equipment LLC 3.130% due 11/15/23 ~	2,000,000	2,080,316

Total Asset-Backed Securities (Cost $217,939,534)		220,509,662

U.S. TREASURY OBLIGATIONS - 6.2%

U.S. Treasury Notes - 6.2%

1.250% due 07/31/23	6,000,000	6,171,094
1.250% due 08/31/24	5,000,000	5,187,109
1.375% due 01/31/22	5,000,000	5,068,164
1.375% due 10/15/22	5,000,000	5,112,109
1.375% due 02/15/23	10,000,000	10,264,844
1.375% due 01/31/25	4,000,000	4,180,156
1.500% due 09/30/24	10,000,000	10,472,266
1.500% due 11/30/24	4,000,000	4,194,687
1.750% due 07/31/24	9,500,000	10,021,016
2.000% due 07/31/22	3,000,000	3,088,594
2.500% due 01/15/22	8,000,000	8,196,764

Total U.S. Treasury Obligations (Cost $70,432,152)		71,956,803

	Shares

SHORT-TERM INVESTMENT - 3.2%

Money Market Fund - 3.2%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	37,312,785	37,312,785

Total Short-Term Investment (Cost $37,312,785)		37,312,785

TOTAL INVESTMENTS - 100.8% (Cost $1,137,148,002)		1,164,265,798

OTHER ASSETS & LIABILITIES, NET - (0.8%)		(9,337,273)

NET ASSETS - 100.0%		$1,154,928,525

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:

		Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$687,810,506	$—	$687,810,506	$—
	Senior Loan Notes	146,676,042	—	146,676,042	—
	Asset-Backed Securities	220,509,662	—	220,509,662	—
	U.S. Treasury Obligations	71,956,803	—	71,956,803	—
	Short-Term Investment	37,312,785	37,312,785	—	—

	Total	$1,164,265,798	$37,312,785	$1,126,953,013	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM CORE INCOME

Schedule of Investments

December 31, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 49.0%

Basic Materials - 1.2%

Anglo American Capital PLC (South Africa)
2.625% due 09/10/30 ~	$2,800,000	$2,932,420
3.950% due 09/10/50 ~	3,000,000	3,375,188
5.625% due 04/01/30 ~	4,600,000	5,866,087
Teck Resources Ltd (Canada) 3.900% due 07/15/30	2,100,000	2,341,209

		14,514,904

Communications - 4.6%

AT&T Inc
2.750% due 06/01/31	5,500,000	5,880,887
3.500% due 09/15/53 ~	4,865,000	4,865,267
3.850% due 06/01/60	2,800,000	2,941,240
CCO Holdings LLC 4.750% due 03/01/30 ~	3,000,000	3,240,750
Charter Communications Operating LLC
3.850% due 04/01/61	5,200,000	5,240,376
4.800% due 03/01/50	1,850,000	2,211,071
5.750% due 04/01/48	2,000,000	2,618,990
Diamond Sports Group LLC 5.375% due 08/15/26 ~	2,000,000	1,628,750
eBay Inc 2.700% due 03/11/30	1,700,000	1,830,703
Expedia Group Inc 4.625% due 08/01/27 ~	3,150,000	3,522,081
Sprint Communications Inc 6.000% due 11/15/22	6,000,000	6,502,500
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	1,122,938	1,135,250
Tencent Holdings Ltd (China) 3.240% due 06/03/50 ~	3,500,000	3,629,668
T-Mobile USA Inc
2.550% due 02/15/31 ~	3,500,000	3,679,620
3.600% due 11/15/60 ~	1,500,000	1,594,972
3.875% due 04/15/30 ~	3,450,000	3,999,447
Verizon Communications Inc 3.850% due 11/01/42	2,000,000	2,373,253

		56,894,825

Consumer, Cyclical - 6.1%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	3,753,697	3,627,990
American Airlines Pass-Through Trust ‘AA’ 3.600% due 03/22/29	2,439,261	2,410,122
American Airlines Pass-Through Trust ‘B’ 4.375% due 04/01/24	439,735	357,702
Beazer Homes USA Inc 7.250% due 10/15/29	2,150,000	2,430,908
British Airways Pass-Through Trust ‘A’ (United Kingdom)
3.350% due 12/15/30 ~	2,739,729	2,605,294
4.625% due 12/20/25 ~	1,818,306	1,811,534
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.300% due 06/15/34 ~	4,295,128	4,303,349

	Principal Amount	Value
Choice Hotels International Inc 3.700% due 01/15/31	$1,950,000	$2,163,320
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	2,276,136	2,308,249
Delta Air Lines Inc 4.500% due 10/20/25 ~	1,300,000	1,389,966
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	1,351,377	1,392,647
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	2,750,000	2,801,274
Ferguson Finance PLC 3.250% due 06/02/30 ~	4,000,000	4,466,982
Ford Motor Co 8.500% due 04/21/23	1,200,000	1,355,010
Ford Motor Credit Co LLC
3.087% due 01/09/23	1,850,000	1,885,742
3.375% due 11/13/25	1,200,000	1,230,372
5.584% due 03/18/24	2,350,000	2,538,000
General Motors Co 5.000% due 10/01/28	4,400,000	5,236,978
Harley-Davidson Financial Services Inc 3.350% due 06/08/25 ~	2,000,000	2,167,718
Hasbro Inc 3.550% due 11/19/26	4,285,000	4,787,543
Marriott International Inc
3.500% due 10/15/32	3,150,000	3,452,601
5.750% due 05/01/25	2,150,000	2,515,838
MGM Resorts International 6.000% due 03/15/23	3,000,000	3,225,000
Nordstrom Inc
4.375% due 04/01/30	2,000,000	1,973,839
5.000% due 01/15/44	2,500,000	2,347,360
8.750% due 05/15/25 ~	400,000	448,492
Sands China Ltd (Macau) 3.800% due 01/08/26 ~	1,050,000	1,123,983
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	2,000,000	2,009,040
Spirit Airlines Pass-Through Trust ‘A’ 4.100% due 10/01/29	495,663	473,160
Tractor Supply Co 1.750% due 11/01/30	1,050,000	1,057,034
United Airlines Pass-Through Trust ‘A’ 2.900% due 11/01/29	1,373,797	1,318,777
United Airlines Pass-Through Trust ‘AA’ 4.150% due 02/25/33	1,082,133	1,133,624
United Airlines Pass-Through Trust ‘B’ 3.650% due 04/07/27	1,337,500	1,295,994
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	1,973,402	1,765,664

		75,411,106

Consumer, Non-Cyclical - 7.5%

Alcon Finance Corp (Switzerland) 2.600% due 05/27/30 ~	3,200,000	3,412,268
AmerisourceBergen Corp 2.800% due 05/15/30	2,100,000	2,284,682
Amgen Inc 3.150% due 02/21/40	2,750,000	3,031,743

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Anheuser-Busch Cos LLC (Belgium) 4.700% due 02/01/36	$2,000,000	$2,539,622
Anheuser-Busch InBev Finance Inc (Belgium) 4.000% due 01/17/43	2,000,000	2,297,903
Anheuser-Busch InBev Worldwide Inc (Belgium) 5.450% due 01/23/39	5,000,000	6,758,876
Anthem Inc 2.250% due 05/15/30	2,000,000	2,125,713
Block Financial LLC 3.875% due 08/15/30	3,500,000	3,781,977
Cigna Corp 2.400% due 03/15/30	3,000,000	3,199,527
Conagra Brands Inc 1.375% due 11/01/27	1,400,000	1,413,499
Constellation Brands Inc
2.875% due 05/01/30	650,000	713,308
3.500% due 05/09/27	4,000,000	4,517,213
3.750% due 05/01/50	2,000,000	2,361,564
CoStar Group Inc 2.800% due 07/15/30 ~	3,400,000	3,536,574
CVS Health Corp 1.750% due 08/21/30	6,000,000	6,037,191
Gilead Sciences Inc 2.600% due 10/01/40	1,200,000	1,214,301
Global Payments Inc 3.200% due 08/15/29	4,500,000	5,000,276
Humana Inc 3.125% due 08/15/29	2,700,000	2,984,071
Kraft Heinz Foods Co 3.000% due 06/01/26	6,000,000	6,268,676
Quanta Services Inc 2.900% due 10/01/30	3,650,000	3,914,461
Quest Diagnostics Inc 2.800% due 06/30/31	700,000	768,021
Royalty Pharma PLC 3.300% due 09/02/40 ~	3,500,000	3,685,505
Smith & Nephew PLC (United Kingdom) 2.032% due 10/14/30	3,800,000	3,872,248
Takeda Pharmaceutical Co Ltd (Japan) 3.025% due 07/09/40	3,500,000	3,695,197
Transurban Finance Co Pty Ltd (Australia) 2.450% due 03/16/31 ~	2,450,000	2,574,305
Universal Health Services Inc 2.650% due 10/15/30 ~	4,450,000	4,627,949
Viatris Inc
2.300% due 06/22/27 ~	2,250,000	2,397,940
3.850% due 06/22/40 ~	3,350,000	3,781,186

		92,795,796

Energy - 1.7%

Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/29	2,075,000	2,313,102
Energy Transfer Operating LP 4.750% due 01/15/26	6,000,000	6,791,722
Kinder Morgan Energy Partners LP 5.000% due 08/15/42	2,000,000	2,333,472
MPLX LP
5.200% due 12/01/47	1,200,000	1,453,332

	Principal Amount	Value
5.250% due 01/15/25	$3,000,000	$3,078,771
6.875% due 08/15/69	1,000,000	967,500
Petroleos Mexicanos (Mexico) 6.350% due 02/12/48	2,100,000	1,907,325
Sabine Pass Liquefaction LLC 4.200% due 03/15/28	1,850,000	2,123,861

		20,969,085

Financial - 16.6%

Air Lease Corp
2.875% due 01/15/26	2,050,000	2,170,695
3.000% due 02/01/30	4,000,000	4,110,636
3.375% due 07/01/25	1,200,000	1,291,548
3.875% due 04/01/21	1,047,000	1,052,290
Ascot Group Ltd (Bermuda) 4.250% due 12/15/30 ~	1,000,000	1,021,250
Avolon Holdings Funding Ltd (Ireland) 4.250% due 04/15/26 ~	1,350,000	1,455,480
Banco Santander SA (Spain) 2.749% due 12/03/30	3,000,000	3,098,880
Bank of America Corp
2.592% due 04/29/31	6,350,000	6,810,258
3.194% due 07/23/30	3,000,000	3,362,919
4.183% due 11/25/27	2,850,000	3,308,028
4.250% due 10/22/26	4,500,000	5,281,375
Brown & Brown Inc 2.375% due 03/15/31	1,350,000	1,415,227
Citigroup Inc
2.666% due 01/29/31	5,250,000	5,635,991
4.000% due 08/05/24	2,000,000	2,227,829
4.125% due 07/25/28	3,600,000	4,212,432
4.400% due 06/10/25	3,000,000	3,431,644
4.600% due 03/09/26	3,948,000	4,630,530
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	2,000,000	2,111,224
Equinix Inc REIT
1.550% due 03/15/28	2,000,000	2,034,806
1.800% due 07/15/27	1,450,000	1,494,237
2.900% due 11/18/26	1,500,000	1,642,253
Fidelity National Financial Inc 3.400% due 06/15/30	1,350,000	1,484,697
First American Financial Corp 4.000% due 05/15/30	3,650,000	4,189,842
Five Corners Funding Trust II 2.850% due 05/15/30 ~	3,000,000	3,319,531
GE Capital Funding LLC 4.400% due 05/15/30 ~	2,000,000	2,358,261
GLP Capital LP REIT 5.250% due 06/01/25	3,450,000	3,890,151
Host Hotels & Resorts LP REIT
3.375% due 12/15/29	3,200,000	3,292,143
3.500% due 09/15/30	1,500,000	1,582,652
HSBC Holdings PLC (United Kingdom)
1.645% due 04/18/26	2,000,000	2,046,385
2.099% due 06/04/26	3,950,000	4,108,109

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Intercontinental Exchange Inc
1.850% due 09/15/32	$3,250,000	$3,284,894
2.100% due 06/15/30	3,500,000	3,665,928
JAB Holdings BV (Austria) 2.200% due 11/23/30 ~	1,000,000	1,006,097
JPMorgan Chase & Co
2.522% due 04/22/31	4,800,000	5,162,921
2.956% due 05/13/31	5,700,000	6,256,261
4.125% due 12/15/26	4,000,000	4,683,905
KeyCorp 2.550% due 10/01/29	3,500,000	3,791,793
Life Storage LP REIT 2.200% due 10/15/30	1,500,000	1,532,909
Mid-America Apartments LP REIT 2.750% due 03/15/30	2,000,000	2,175,041
Morgan Stanley
2.699% due 01/22/31	5,900,000	6,409,183
5.000% due 11/24/25	3,500,000	4,189,747
OneMain Finance Corp
5.375% due 11/15/29	1,575,000	1,775,813
6.125% due 03/15/24	5,200,000	5,687,500
Piedmont Operating Partnership LP REIT
3.150% due 08/15/30	2,300,000	2,358,549
4.450% due 03/15/24	3,100,000	3,323,128
PNC Bank NA 2.700% due 10/22/29	2,500,000	2,736,336
Societe Generale SA (France) 5.375% due 05/18/69 ~	3,500,000	3,720,045
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	3,000,000	3,757,859
The Goldman Sachs Group Inc
2.600% due 02/07/30	6,000,000	6,461,038
3.500% due 11/16/26	2,000,000	2,246,753
The Howard Hughes Corp 5.375% due 03/15/25 ~	2,500,000	2,584,375
The Northwestern Mutual Life Insurance Co 3.625% due 09/30/59 ~	3,000,000	3,489,715
Truist Bank 2.250% due 03/11/30	1,750,000	1,837,252
UDR Inc REIT 2.950% due 09/01/26	2,000,000	2,197,429
Ventas Realty LP REIT 3.000% due 01/15/30	2,050,000	2,206,345
VICI Properties LP REIT
3.500% due 02/15/25 ~	2,300,000	2,356,695
4.625% due 12/01/29 ~	4,000,000	4,286,760
Wells Fargo & Co
2.188% due 04/30/26	6,650,000	7,007,542
2.393% due 06/02/28	6,650,000	7,083,131
4.400% due 06/14/46	3,750,000	4,699,213
Willis North America Inc 2.950% due 09/15/29	5,400,000	5,916,393

		205,961,853

Industrial - 3.9%

Allegion US Holding Co Inc 3.550% due 10/01/27	4,336,000	4,747,197
Berry Global Inc 4.875% due 07/15/26 ~	5,000,000	5,376,175

	Principal Amount	Value
Carrier Global Corp 3.577% due 04/05/50	$4,000,000	$4,447,420
Flowserve Corp 3.500% due 10/01/30	6,600,000	7,047,004
General Electric Co 4.350% due 05/01/50	2,100,000	2,554,029
Jabil Inc 3.600% due 01/15/30	2,650,000	2,951,950
Masco Corp 7.750% due 08/01/29	2,000,000	2,788,800
Norbord Inc (Canada)
5.750% due 07/15/27 ~	3,000,000	3,235,740
6.250% due 04/15/23 ~	2,000,000	2,177,290
Otis Worldwide Corp 3.112% due 02/15/40	1,650,000	1,797,974
Standard Industries Inc 5.000% due 02/15/27 ~	2,550,000	2,669,531
The Boeing Co 5.150% due 05/01/30	2,000,000	2,423,949
Vertical US Newco Inc (Germany) 5.250% due 07/15/27 ~	2,500,000	2,654,688
Westinghouse Air Brake Technologies Corp 3.200% due 06/15/25	1,200,000	1,295,700
Xylem Inc 2.250% due 01/30/31	1,950,000	2,055,218

		48,222,665

Technology - 3.3%

Activision Blizzard Inc 2.500% due 09/15/50	4,000,000	3,909,797
Broadcom Inc
4.250% due 04/15/26	5,000,000	5,731,459
5.000% due 04/15/30	3,300,000	4,014,021
Citrix Systems Inc 3.300% due 03/01/30	2,800,000	3,096,638
Dell International LLC 4.900% due 10/01/26 ~	4,000,000	4,725,740
Fiserv Inc 3.500% due 07/01/29	4,150,000	4,745,009
NXP BV (Netherlands)
3.400% due 05/01/30 ~	2,250,000	2,555,234
3.875% due 06/18/26 ~	3,000,000	3,439,385
Oracle Corp 3.600% due 04/01/50	1,750,000	2,043,773
VMware Inc	2,500,000	2,928,284
4.650% due 05/15/27
4.700% due 05/15/30	3,500,000	4,214,876

		41,404,216

Utilities - 4.1%

Appalachian Power Co 3.700% due 05/01/50	2,000,000	2,410,013
Dominion Energy Inc 3.071% due 08/15/24	540,000	583,157
DPL Inc
4.125% due 07/01/25 ~	600,000	648,492
4.350% due 04/15/29	1,350,000	1,516,300
Duquesne Light Holdings Inc 2.532% due 10/01/30 ~	2,350,000	2,434,554

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Electricite de France SA (France) 4.500% due 09/21/28 ~	$2,000,000	$2,387,723
IPALCO Enterprises Inc 4.250% due 05/01/30 ~	2,400,000	2,779,852
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	6,925,000	7,418,406
NRG Energy Inc 2.450% due 12/02/27 ~	3,400,000	3,580,498
Oklahoma Gas & Electric Co 3.300% due 03/15/30	2,450,000	2,804,175
Pacific Gas and Electric Co 2.500% due 02/01/31	3,300,000	3,308,337
Pike Corp 5.500% due 09/01/28 ~	2,550,000	2,699,812
Southern California Edison Co 4.000% due 04/01/47	1,550,000	1,820,707
Talen Energy Supply LLC
6.500% due 06/01/25	1,000,000	818,125
6.625% due 01/15/28 ~	2,500,000	2,619,837
The AES Corp 2.450% due 01/15/31 ~	3,250,000	3,294,791
Vistra Operations Co LLC 3.550% due 07/15/24 ~	5,500,000	5,958,802
WEC Energy Group Inc
1.375% due 10/15/27	1,850,000	1,882,668
1.800% due 10/15/30	2,500,000	2,511,355

		51,477,604

Total Corporate Bonds & Notes (Cost $563,114,546)		607,652,054

SENIOR LOAN NOTES - 13.2%

Basic Materials - 0.3%

Asplundh Tree Expert LLC Term B 2.647% (USD LIBOR + 2.500%) due 09/04/27 §	3,241,875	3,255,770

Communications - 0.8%

Charter Communications Operating LLC Term B-2 1.900% (USD LIBOR + 1.750%) due 02/01/27 §	2,984,887	2,973,487
CSC Holdings LLC
Term B 2.409% (USD LIBOR + 2.250%) due 01/15/26 §	2,500,000	2,465,178
Term B-5 2.659% (USD LIBOR + 2.500%) due 04/15/27 §	4,218,125	4,192,816

		9,631,481

Consumer, Cyclical - 3.2%

Bass Pro Group LLC Term B 5.750% (USD LIBOR + 5.000%) due 09/25/24 §	3,947,164	3,964,740
ClubCorp Holdings Inc Term B 3.009% (USD LIBOR + 2.750%) due 09/18/24 §	2,963,948	2,781,171

	Principal Amount	Value
Core & Main LP Term B 3.750% (USD LIBOR + 2.750%) due 08/01/24 §	$5,000,000	$4,991,665
Marriott Ownership Resorts Inc Term B 1.897% (USD LIBOR + 1.750%) due 08/31/25 §	4,340,624	4,264,663
PetSmart Inc Term B-2 4.500% (USD LIBOR + 3.500%) due 03/11/22 §	4,500,000	4,500,000
Restaurant Brands International Inc Term B (Canada) 1.897% (USD LIBOR + 1.750%) due 11/19/26 §	4,172,254	4,112,603
SeaWorld Parks & Entertainment Inc Term B-5 3.750% (USD LIBOR + 3.000%) due 03/31/24 §	3,859,420	3,759,720
SRS Distribution Inc Term B 3.147% (USD LIBOR + 3.000%) due 05/24/25 §	6,266,709	6,178,862
Stars Group Holdings BV Term B (Canada) 3.754% (USD LIBOR + 3.500%) due 07/10/25 §	4,556,767	4,577,970

		39,131,394

Consumer, Non-Cyclical - 3.0%

AlixPartners LLP Term B 2.647% (USD LIBOR + 2.500%) due 04/04/24 §	1,440,773	1,428,767
Avantor Funding Inc Term B-3 3.250% (USD LIBOR + 2.250%) due 11/21/24 § ¥	5,865,804	5,880,469
Bausch Health Americas Inc Term B 3.148% (USD LIBOR + 3.000%) due 06/01/25 §	6,323,614	6,306,818
Froneri US Inc Term B (United Kingdom) 2.397% (USD LIBOR + 2.250%) due 01/31/27 §	2,189,000	2,171,488
Jaguar Holding Co II 3.500% (USD LIBOR + 2.500%) due 08/18/22 §	4,476,316	4,477,995
Pathway Vet Alliance LLC 4.140% - 4.147% (USD LIBOR + 4.000%) due 03/31/27 § ¥	4,475,518	4,482,231
Refinitiv US Holdings Inc Term B 3.397% (USD LIBOR + 3.250%) due 10/01/25 §	3,969,620	3,968,691
Sunshine Luxembourg VII SARL Term B (Luxembourg) 5.000% (USD LIBOR + 4.000%) due 10/02/26 §	3,719,962	3,735,571
US Foods Inc Term B 1.897% (USD LIBOR + 1.750%) due 06/27/23 §	2,765,620	2,731,913
Wand NewCo 3 Inc Term B-1 3.146% - 3.147% (USD LIBOR + 3.000%) due 02/05/26 §	1,773,070	1,750,907

		36,934,850

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Financial - 1.8%

Acrisure LLC Term B 3.647% (USD LIBOR + 3.500%) due 02/15/27 §	$1,488,750	$1,466,047
AssuredPartners Inc Term B 3.647% (USD LIBOR + 3.500%) due 02/13/27 §	4,207,500	4,153,151
Deerfield Dakota Holding LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/09/27 §	2,985,000	2,994,328
HUB International Ltd Term B 2.965% (USD LIBOR + 2.750%) due 04/25/25 §	5,426,980	5,336,941
NFP Corp Term B 3.397% (USD LIBOR + 3.250%) due 02/13/27 §	4,962,500	4,864,282
USI Inc Term B 3.254% (USD LIBOR + 3.000%) due 05/16/24 §	3,862,521	3,813,838

		22,628,587

Industrial - 2.2%

Berry Global Inc
Term W 2.149% (USD LIBOR + 2.000%) due 10/01/22 §	1,293,907	1,294,405
Term Y due 07/01/26 ¥	3,191,899	3,181,924
Filtration Group Corp Term B 3.147% (USD LIBOR + 3.000%) due 03/29/25 § ¥	7,229,025	7,170,290
Pactiv Evergreen Group Holdings Inc Term B 2.897% (USD LIBOR + 2.750%) due 02/05/23 § ¥	5,482,305	5,463,802
The Hillman Group Inc Term B 4.147% (USD LIBOR + 4.000%) due 05/31/25 §	2,962,025	2,957,002
TransDigm Inc
Term E 2.397% (USD LIBOR + 2.250%) due 05/30/25 §	1,889,559	1,856,492
Term F 2.397% (USD LIBOR + 2.250%) due 12/09/25 §	5,739,515	5,639,073

		27,562,988

Technology - 1.6%

Applied Systems Inc Term B 4.000% (USD LIBOR + 3.000%) due 09/19/24 §	1,989,720	1,992,207
Dell International LLC Term B-1 2.750% (USD LIBOR + 2.000%) due 09/19/25 §	2,969,620	2,975,046
Sophia LP 4.500% (USD LIBOR + 3.750%) due 10/07/27 §	3,250,000	3,260,156
Tempo Acquisition LLC Term B 3.750% (USD LIBOR + 3.250%) due 10/31/26 §	4,798,386	4,775,891

	Principal Amount	Value
The Dun & Bradstreet Corp Term B 3.898% (USD LIBOR + 3.750%) due 02/08/26 §	$4,471,225	$4,477,932
The Ultimate Software Group Inc 4.750% (USD LIBOR + 4.000%) due 05/03/26 §	2,743,125	2,762,669

		20,243,901

Utilities - 0.3%

PG&E Corp Term B 5.500% (USD LIBOR + 4.500%) due 06/23/25 §	3,482,500	3,530,384

Total Senior Loan Notes (Cost $162,798,190)		162,919,355

MORTGAGE-BACKED SECURITIES - 1.6%

Fannie Mae - 1.6%

due 01/01/36 - 01/01/51 #	19,500,000	20,274,099

Total Mortgage-Backed Securities (Cost $20,193,265)		20,274,099

ASSET-BACKED SECURITIES - 15.3%

Aimco CLO 11 Ltd (Cayman) 1.605% (USD LIBOR + 1.380%) due 10/15/31 ~ §	4,700,000	4,680,754
AmeriCredit Automobile Receivables Trust
0.760% due 12/18/25	2,450,000	2,458,609
0.970% due 02/18/26	1,000,000	1,012,124
1.100% due 03/20/23	970,786	973,573
1.480% due 02/18/26	1,000,000	1,014,680
2.240% due 06/19/23	479,517	480,427
2.600% due 09/18/23	2,600,000	2,646,052
2.690% due 06/19/23	3,325,000	3,370,915
2.710% due 08/18/22	941,899	947,500
3.130% due 02/18/25	1,250,000	1,294,295
3.360% due 02/18/25	1,000,000	1,053,691
Apidos CLO (Cayman) 1.818% (USD LIBOR + 1.600%) due 10/18/31 ~ §	3,600,000	3,598,246
Benefit Street Partners CLO X Ltd (Cayman)
1.377% (USD LIBOR + 1.140%) due 01/15/29 ~ §	400,000	399,984
1.987% (USD LIBOR + 1.750%) due 01/15/29 ~ §	250,000	249,981
Buttermilk Park CLO Ltd (Cayman) 1.337% (USD LIBOR + 1.100%) due 10/15/31 ~ §	1,600,000	1,592,557
Capital Auto Receivables Asset Trust 3.090% due 08/22/22 ~	1,600,000	1,621,580
Carlyle Global Market Strategies CLO Ltd (Cayman)
1.267% (USD LIBOR + 1.050%) due 07/27/31 ~ §	991,833	989,353
1.767% (USD LIBOR + 1.550%) due 07/27/31 ~ §	2,000,000	1,969,963

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
CIFC Funding 2015-III Ltd (Cayman) 1.088% (USD LIBOR + 0.870%) due 04/19/29 ~ §	$1,500,000	$1,493,734
Dryden 53 CLO Ltd (Cayman) 1.637% (USD LIBOR + 1.400%) due 01/15/31 ~ §	1,500,000	1,480,514
Dryden 75 CLO Ltd (Cayman) 1.937% (USD LIBOR + 1.700%) due 07/15/30 ~ §	900,000	904,498
Dryden CLO Ltd (Cayman)
1.618% (USD LIBOR + 1.400%) due 04/18/31 ~ §	1,600,000	1,577,462
1.718% (USD LIBOR + 1.500%) due 07/17/31 ~ §	2,000,000	1,992,804
1.868% (USD LIBOR + 1.650%) due 01/17/32 ~ §	2,250,000	2,261,243
2.018% (USD LIBOR + 1.800%) due 07/17/31 ~ §	2,000,000	1,961,040
2.137% (USD LIBOR + 1.900%) due 04/15/31 ~ §	1,000,000	982,114
2.268% (USD LIBOR + 2.050%) due 01/17/32 ~ §	2,250,000	2,246,634
Dryden Senior Loan Fund (Cayman) 1.968% (USD LIBOR + 1.750%) due 07/20/29 ~ §	3,200,000	3,208,029
Ford Credit Auto Owner Trust
1.190% due 01/15/26	1,350,000	1,375,980
2.040% due 12/15/26	1,000,000	1,035,642
2.040% due 08/15/31 ~	2,000,000	2,111,288
2.350% due 04/15/23	2,500,000	2,523,440
3.190% due 07/15/31 ~	4,000,000	4,401,206
Madison Park Funding Ltd (Cayman)
1.837% (USD LIBOR + 1.600%) due 07/15/30 ~ §	2,600,000	2,612,995
1.968% (USD LIBOR + 1.750%) due 10/18/30 ~ §	2,600,000	2,603,292
2.087% (USD LIBOR + 1.850%) due 07/15/30 ~ §	1,400,000	1,381,661
Magnetite VIII Ltd (Cayman) 1.217% (USD LIBOR + 0.980%) due 04/15/31 ~ §	3,000,000	2,999,194
Magnetite XIV-R Ltd (Cayman) 1.338% (USD LIBOR + 1.120%) due 10/18/31 ~ §	2,500,000	2,495,497
Magnetite XIX Ltd (Cayman) 1.398% (USD LIBOR + 1.180%) due 07/17/30 ~ §	1,600,000	1,600,095
MVW LLC 1.740% due 10/20/37 ~	726,407	744,431
Navient Private Education Refi Loan Trust
1.170% due 09/16/69 ~	1,247,716	1,257,728
1.220% due 07/15/69 ~	1,878,731	1,898,902
1.310% due 01/15/69 ~	3,150,000	3,184,719
1.690% due 05/15/69 ~	6,947,733	7,097,856
2.460% due 11/15/68 ~	1,000,000	1,048,289
2.640% due 05/15/68 ~	2,000,000	2,063,879
Navient Student Loan Trust 0.868% (USD LIBOR + 0.720%) due 03/25/67 ~ §	2,000,000	1,980,580

	Principal Amount	Value
1.198% (USD LIBOR + 1.050%) due 06/25/69 ~ §	$2,443,568	$2,479,328
1.320% due 08/26/69 ~	4,404,575	4,420,064
Octagon Investment Partners 25 Ltd (Cayman) 1.418% (USD LIBOR + 1.200%) due 10/20/26 ~ §	2,000,000	1,990,274
OneMain Financial Issuance Trust 2.370% due 09/14/32 ~	751,385	752,481
Palmer Square CLO Ltd (Cayman)
1.071% (USD LIBOR + 0.850%) due 08/15/26 ~ §	834,073	832,898
1.330% (USD LIBOR + 1.100%) due 07/16/31 ~ §	2,500,000	2,495,701
1.596% (USD LIBOR + 1.370%) due 11/15/31 ~ §	6,500,000	6,500,070
Palmer Square Loan Funding CLO Ltd (Cayman) 2.124% (USD LIBOR + 1.900%) due 02/20/28 ~ §	1,200,000	1,182,681
Palmer Square Loan Funding Ltd (Cayman)
1.115% (USD LIBOR + 0.900%) due 10/24/27 ~ §	2,129,678	2,126,896
1.121% (USD LIBOR + 0.900%) due 11/15/26 ~ §	2,143,963	2,141,378
1.574% (USD LIBOR + 1.350%) due 02/20/28 ~ §	2,350,000	2,328,235
1.815% (USD LIBOR + 1.600%) due 10/24/27 ~ §	1,750,000	1,743,394
Regatta XIV Funding Ltd (Cayman) 1.405% (USD LIBOR + 1.190%) due 10/25/31 ~ §	1,400,000	1,397,268
Santander Drive Auto Receivables Trust
0.620% due 05/15/23	1,864,904	1,866,554
0.730% due 03/17/25	2,200,000	2,208,327
0.960% due 11/15/24	1,200,000	1,207,935
1.460% due 09/15/25	1,000,000	1,013,993
2.490% due 10/15/25	2,000,000	2,042,242
2.960% due 03/15/24	740,794	744,350
3.350% due 07/17/23	1,114,831	1,124,246
3.510% due 08/15/23	1,532,942	1,545,761
SLM Student Loan Trust 0.765% (USD LIBOR + 0.550%) due 10/25/64 ~ §	6,501,783	6,430,969
SMB Private Education Loan Trust
0.448% (USD LIBOR + 0.300%) due 09/15/54 ~ §	4,430,021	4,426,812
1.290% due 07/15/53 ~	3,601,680	3,618,972
2.230% due 09/15/37 ~	6,500,000	6,756,503
2.340% due 09/15/34 ~	2,287,349	2,351,306
2.430% due 02/17/32 ~	2,891,012	2,974,373
2.700% due 05/15/31 ~	1,624,118	1,680,116
2.820% due 10/15/35 ~	3,495,276	3,627,897
2.880% due 09/15/34 ~	3,251,592	3,403,854
3.440% due 07/15/36 ~	2,480,754	2,628,644
3.500% due 02/15/36 ~	4,707,042	4,988,334
3.600% due 01/15/37 ~	1,286,357	1,375,641
3.630% due 11/15/35 ~	1,730,351	1,875,163
Sofi Consumer Loan Program Trust 2.450% due 08/25/28 ~	1,052,243	1,063,412

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Sofi Professional Loan Program LLC 2.370% due 11/16/48 ~	$1,916,556	$1,993,653
SoFi Professional Loan Program Trust 2.540% due 05/15/46 ~	2,150,000	2,223,506
TIAA CLO IV Ltd (Cayman) 1.918% (USD LIBOR + 1.700%) due 01/20/32 ~ §	2,750,000	2,738,567

Total Asset-Backed Securities (Cost $187,119,130)		189,180,828

U.S. TREASURY OBLIGATIONS - 15.0%

U.S. Treasury Bonds - 2.9%

1.125% due 05/15/40	14,500,000	13,752,344
2.250% due 08/15/46	2,550,000	2,905,805
2.500% due 02/15/46	3,500,000	4,174,433
2.500% due 05/15/46	3,000,000	3,577,969
2.750% due 11/15/47	4,000,000	5,011,094
3.000% due 11/15/44	4,000,000	5,168,750
3.000% due 02/15/49	1,500,000	1,975,195

		36,565,590

U.S. Treasury Notes - 12.1%

0.250% due 10/31/25	7,000,000	6,969,102
0.375% due 09/30/27	5,000,000	4,922,070
0.500% due 06/30/27	5,000,000	4,978,320
0.500% due 10/31/27	8,000,000	7,935,000
0.625% due 11/30/27	7,000,000	6,996,719
0.625% due 05/15/30	18,000,000	17,589,375
1.125% due 02/28/27	7,000,000	7,258,125
1.250% due 07/31/23	5,000,000	5,142,578
1.375% due 08/31/23	4,000,000	4,130,781
1.375% due 09/30/23	4,500,000	4,651,523
1.500% due 02/15/30	4,500,000	4,758,574
1.625% due 11/15/22	5,000,000	5,140,039
1.625% due 02/15/26	7,000,000	7,445,703
1.625% due 05/15/26	8,000,000	8,518,438
1.625% due 09/30/26	10,000,000	10,660,156
1.750% due 11/15/29	10,000,000	10,802,734
2.000% due 11/30/22	6,000,000	6,215,391
2.250% due 02/15/27	2,000,000	2,210,469
2.375% due 05/15/29	5,000,000	5,648,438
2.500% due 02/28/26	7,400,000	8,203,594
2.625% due 02/15/29	7,000,000	8,032,773
2.875% due 08/15/28	1,250,000	1,451,563

		149,661,465

Total U.S. Treasury Obligations (Cost $175,135,827)		186,227,055

FOREIGN GOVERNMENT BONDS & NOTES - 0.3%

Mexico Government International (Mexico) 2.659% due 05/24/31	3,000,000	3,078,150

Total Foreign Government Bonds & Notes (Cost $3,000,000)		3,078,150

	Shares	Value
SHORT-TERM INVESTMENT - 7.4%

Money Market Fund - 7.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	91,977,036	$91,977,036

Total Short-Term Investment (Cost $91,977,036)		91,977,036

TOTAL INVESTMENTS - 101.8% (Cost $1,203,337,994)		1,261,308,577

OTHER ASSETS & LIABILITIES, NET - (1.8%)		(22,360,448)

NET ASSETS - 100.0%		$1,238,948,129

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:

		Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$607,652,054	$—	$607,652,054	$—
	Senior Loan Notes	162,919,355	—	162,919,355	—
	Mortgage-Backed Securities	20,274,099	—	20,274,099	—
	Asset-Backed Securities	189,180,828	—	189,180,828	—
	U.S. Treasury Obligations	186,227,055	—	186,227,055	—
	Foreign Government Bonds & Notes	3,078,150	—	3,078,150	—
	Short-Term Investment	91,977,036	91,977,036	—	—

	Total	$1,261,308,577	$91,977,036	$1,169,331,541	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM STRATEGIC INCOME

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 2.8%

Basic Materials - 0.2%

Constellium SE *	120,738	$1,689,125

Consumer, Cyclical - 0.6%

Beazer Homes USA Inc *	100,674	1,525,211
Cedar Fair LP	21,677	852,773
Las Vegas Sands Corp	25,986	1,548,765
Six Flags Entertainment Corp	39,347	1,341,733

		5,268,482

Consumer, Non-Cyclical - 0.2%

HCA Healthcare Inc	11,238	1,848,201

Financial - 0.9%

Bank of America Corp	58,223	1,764,739
Citigroup Inc	28,183	1,737,764
JPMorgan Chase & Co	10,387	1,319,876
The Goldman Sachs Group Inc	7,676	2,024,238
Wells Fargo & Co	40,688	1,227,964

		8,074,581

Industrial - 0.6%

Crown Holdings Inc *	14,653	1,468,230
GFL Environmental Inc (Canada)	51,276	1,496,234
Xylem Inc	17,839	1,815,832

		4,780,296

Utilities - 0.3%

Evoqua Water Technologies Corp *	78,150	2,108,487

Total Common Stocks (Cost $18,263,092)		23,769,172

EXCHANGE-TRADED FUNDS - 1.8%

iShares iBoxx High Yield Corporate Bond	85,426	7,457,690
SPDR Bloomberg Barclays High Yield Bond	77,175	8,407,444

Total Exchange-Traded Funds (Cost $15,132,384)		15,865,134

	Principal Amount
CORPORATE BONDS & NOTES - 61.9%

Basic Materials - 1.1%

Anglo American Capital PLC (South Africa) 2.625% due 09/10/30 ~	$350,000	366,552
5.625% due 04/01/30 ~	3,100,000	3,953,232
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	2,785,000	2,962,015
Perenti Finance Pty Ltd (Australia) 6.500% due 10/07/25 ~	2,050,000	2,185,365

		9,467,164

Communications - 7.0%

Arches Buyer Inc 4.250% due 06/01/28 ~	3,175,000	3,221,276

	Principal Amount	Value
AT&T Inc 2.250% due 02/01/32	$2,475,000	$2,514,075
3.650% due 09/15/59 ~	2,642,000	2,655,174
Avaya Inc 6.125% due 09/15/28 ~	3,275,000	3,504,692
Booking Holdings Inc 4.625% due 04/13/30	3,950,000	4,911,302
CCO Holdings LLC 4.250% due 02/01/31 ~	1,000,000	1,055,110
5.000% due 02/01/28 ~	1,825,000	1,931,762
CenturyLink Inc 4.500% due 01/15/29 ~	3,800,000	3,873,625
Charter Communications Operating LLC 2.800% due 04/01/31	1,950,000	2,062,622
3.750% due 02/15/28	1,500,000	1,683,733
4.200% due 03/15/28	2,750,000	3,173,807
5.050% due 03/30/29	1,500,000	1,824,207
CSC Holdings LLC 3.375% due 02/15/31 ~	1,000,000	982,500
4.625% due 12/01/30 ~	1,400,000	1,463,189
5.750% due 01/15/30 ~	200,000	219,501
6.500% due 02/01/29 ~	2,725,000	3,081,771
Diamond Sports Group LLC 12.750% due 12/01/26 ~	2,481,000	2,245,305
Frontier Communications Corp 5.000% due 05/01/28 ~	3,250,000	3,394,219
LogMeIn Inc 5.500% due 09/01/27 ~	4,600,000	4,824,250
Outfront Media Capital LLC 6.250% due 06/15/25 ~	3,450,000	3,646,219
Sprint Capital Corp 8.750% due 03/15/32	1,000,000	1,584,375
Sprint Corp 7.875% due 09/15/23	25,000	28,976
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	37,500	37,911
T-Mobile USA Inc 4.375% due 04/15/40 ~	2,900,000	3,541,973
Uber Technologies Inc 6.250% due 01/15/28 ~	675,000	734,906
7.500% due 05/15/25 ~	2,025,000	2,190,058

		60,386,538

Consumer, Cyclical - 12.1%

99 Escrow Issuer Inc 7.500% due 01/15/26 ~	350,000	348,688
Affinity Gaming 6.875% due 12/15/27 ~	175,000	183,531
Air Canada Pass-Through Trust ‘B’ (Canada) 3.875% due 09/15/24 ~	655,361	639,219
American Airlines Pass-Through Trust ‘A’ 3.500% due 08/15/33	1,882,202	1,653,396
4.100% due 07/15/29	1,214,045	1,133,741
American Airlines Pass-Through Trust ‘AA’ 3.150% due 08/15/33	2,847,433	2,802,648
American Airlines Pass-Through Trust ‘B’ 3.850% due 08/15/29	1,997,349	1,687,876
5.250% due 07/15/25	928,053	790,890
Aramark Services Inc 6.375% due 05/01/25 ~	2,450,000	2,621,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Ashton Woods USA LLC 6.625% due 01/15/28 ~	$3,745,000	$3,950,975
Beazer Homes USA Inc 5.875% due 10/15/27	2,700,000	2,846,812
6.750% due 03/15/25	1,000,000	1,044,845
7.250% due 10/15/29	1,350,000	1,526,384
Boyd Gaming Corp 8.625% due 06/01/25 ~	1,300,000	1,447,472
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.300% due 06/15/34 ~	2,715,311	2,720,508
Caesars Entertainment Inc 6.250% due 07/01/25 ~	500,000	533,128
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	3,800,000	3,845,239
Carvana Co 5.625% due 10/01/25 ~	3,875,000	3,981,563
5.875% due 10/01/28 ~	675,000	701,723
CCM Merger Inc 6.375% due 05/01/26 ~	150,000	157,875
Cedar Fair LP 5.250% due 07/15/29	3,500,000	3,609,340
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	2,250,000	2,100,701
Core & Main Holdings LP 8.625% Cash or 9.375% PIK due 09/15/24 ~	1,575,000	1,615,194
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	2,750,000	2,801,274
Ford Motor Co 7.450% due 07/16/31	1,325,000	1,701,797
8.500% due 04/21/23	2,475,000	2,794,708
Ford Motor Credit Co LLC 3.375% due 11/13/25	400,000	410,124
4.000% due 11/13/30	400,000	421,272
4.125% due 08/17/27	1,000,000	1,048,750
Gateway Casinos & Entertainment Ltd (Canada) 8.250% due 03/01/24 ~	1,275,000	1,203,147
General Motors Co 6.125% due 10/01/25	1,950,000	2,366,780
General Motors Financial Co Inc 3.200% due 07/06/21	1,550,000	1,566,796
4.375% due 09/25/21	1,500,000	1,540,714
5.100% due 01/17/24	1,000,000	1,119,519
Golden Nugget Inc 6.750% due 10/15/24 ~	5,375,000	5,343,126
Hyatt Hotels Corp 5.750% due 04/23/30	2,950,000	3,632,613
Hyundai Capital America 4.125% due 06/08/23 ~	3,700,000	3,994,232
IRB Holding Corp 7.000% due 06/15/25 ~	3,500,000	3,829,962
Las Vegas Sands Corp 3.500% due 08/18/26	3,450,000	3,693,696
Norwegian Air Shuttle ASA Pass-Through Trust ‘B’ (Norway) 7.500% due 05/10/25 ~ y	278,105	207,188
PM General Purchaser LLC 9.500% due 10/01/28 ~	1,850,000	2,051,187

	Principal Amount	Value
Sands China Ltd (Macau) 4.375% due 06/18/30 ~	$3,000,000	$3,350,910
SeaWorld Parks & Entertainment Inc 9.500% due 08/01/25 ~	500,000	543,750
Six Flags Entertainment Corp 5.500% due 04/15/27 ~	500,000	514,375
Six Flags Theme Parks Inc 7.000% due 07/01/25 ~	150,000	162,281
Stars Group Holdings BV (Canada) 7.000% due 07/15/26 ~	3,500,000	3,690,312
STL Holding Co LLC 7.500% due 02/15/26 ~	3,400,000	3,527,500
Tesla Inc 5.300% due 08/15/25 ~	4,525,000	4,722,969
United Airlines Pass-Through Trust ‘AA’ 4.150% due 02/25/33	2,597,119	2,720,698
Viking Cruises Ltd 6.250% due 05/15/25 ~	3,200,000	3,147,664

		104,050,592

Consumer, Non-Cyclical - 8.5%

Ahern Rentals Inc 7.375% due 05/15/23 ~	6,600,000	4,838,625
Albertsons Cos Inc 3.500% due 03/15/29 ~	1,575,000	1,593,112
5.875% due 02/15/28 ~	2,425,000	2,642,959
Allied Universal Holdco LLC 9.750% due 07/15/27 ~	4,450,000	4,858,243
Anheuser-Busch InBev Worldwide Inc (Belgium) 4.500% due 06/01/50	2,000,000	2,520,980
4.750% due 01/23/29	3,825,000	4,720,004
Avantor Funding Inc 4.625% due 07/15/28 ~	2,375,000	2,514,531
Bausch Health Americas Inc 8.500% due 01/31/27 ~	450,000	501,113
9.250% due 04/01/26 ~	1,500,000	1,674,450
Bausch Health Cos Inc 5.000% due 01/30/28 ~	800,000	825,432
5.000% due 02/15/29 ~	400,000	412,030
5.250% due 02/15/31 ~	200,000	209,319
6.125% due 04/15/25 ~	4,050,000	4,178,223
Community Health Systems Inc 5.625% due 03/15/27 ~	325,000	349,863
6.625% due 02/15/25 ~	3,775,000	3,980,190
CoStar Group Inc 2.800% due 07/15/30 ~	3,600,000	3,744,608
HCA Inc 5.125% due 06/15/39	3,200,000	4,097,374
5.625% due 09/01/28	200,000	236,605
Kraft Heinz Foods Co 4.250% due 03/01/31 ~	500,000	557,681
5.000% due 07/15/35	2,475,000	3,001,352
5.200% due 07/15/45	3,975,000	4,726,671
Legacy LifePoint Health Inc 6.750% due 04/15/25 ~	400,000	430,524
LifePoint Health Inc 5.375% due 01/15/29 ~	275,000	275,151
MPH Acquisition Holdings LLC 5.750% due 11/01/28 ~	1,700,000	1,663,875

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Select Medical Corp 6.250% due 08/15/26 ~	$3,150,000	$3,397,149
Sysco Corp 6.600% due 04/01/50	1,950,000	3,003,440
Tenet Healthcare Corp 6.125% due 10/01/28 ~	2,675,000	2,796,793
Tms International Holding Corp 7.250% due 08/15/25 ~	6,417,000	6,545,340
Viatris Inc 2.700% due 06/22/30 ~	2,950,000	3,131,176

		73,426,813

Energy - 8.6%

Antero Midstream Partners LP 5.750% due 01/15/28 ~	2,650,000	2,550,890
7.875% due 05/15/26 ~	800,000	828,064
Antero Resources Corp 8.375% due 07/15/26 ~	175,000	179,058
Archrock Partners LP 6.250% due 04/01/28 ~	2,025,000	2,113,006
6.875% due 04/01/27 ~	1,325,000	1,429,344
Ascent Resources Utica Holdings LLC 7.000% due 11/01/26 ~	1,450,000	1,390,550
8.250% due 12/31/28 ~	500,000	500,000
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	3,125,000	3,700,373
Comstock Resources Inc 9.750% due 08/15/26	1,528,000	1,640,997
Endeavor Energy Resources LP 5.500% due 01/30/26 ~	3,075,000	3,161,177
6.625% due 07/15/25 ~	350,000	375,046
Energy Transfer Operating LP 4.050% due 03/15/25	1,200,000	1,316,877
4.750% due 01/15/26	1,700,000	1,924,321
5.800% due 06/15/38	3,000,000	3,450,367
6.250% due 02/15/23	3,650,000	2,910,875
Enterprise Products Operating LLC 2.800% due 01/31/30	3,450,000	3,743,095
5.375% due 02/15/78	3,000,000	3,035,530
EQM Midstream Partners LP 5.500% due 07/15/28	1,250,000	1,368,725
6.000% due 07/01/25 ~	500,000	548,125
6.500% due 07/01/27 ~	1,750,000	1,973,037
Global Partners LP 7.000% due 08/01/27	2,275,000	2,440,927
MPLX LP 4.000% due 03/15/28	2,225,000	2,560,489
4.800% due 02/15/29	350,000	423,075
5.250% due 01/15/25	4,825,000	4,951,690
6.875% due 02/15/23	450,000	435,375
Occidental Petroleum Corp 2.900% due 08/15/24	4,875,000	4,699,500
5.500% due 12/01/25	325,000	339,458
6.125% due 01/01/31	325,000	348,627
6.625% due 09/01/30	700,000	761,075
8.000% due 07/15/25	800,000	912,700
8.500% due 07/15/27	1,175,000	1,358,212
Range Resources Corp 5.000% due 03/15/23	2,205,000	2,154,009
9.250% due 02/01/26	1,800,000	1,883,700

	Principal Amount	Value
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	$2,725,000	$3,179,382
Sunoco Logistics Partners Operations LP 4.000% due 10/01/27	1,200,000	1,313,366
Tallgrass Energy Partners LP 6.000% due 12/31/30 ~	3,100,000	3,203,648
Targa Resources Partners LP 4.875% due 02/01/31 ~	875,000	950,687
5.000% due 01/15/28	650,000	687,333
5.125% due 02/01/25	900,000	925,304
5.375% due 02/01/27	200,000	210,537
5.875% due 04/15/26	1,500,000	1,593,143
6.500% due 07/15/27	500,000	543,750

		74,015,444

Financial - 9.7%

AerCap Ireland Capital DAC (Ireland) 3.300% due 01/23/23	1,850,000	1,930,683
4.450% due 10/01/25	2,000,000	2,229,454
Air Lease Corp 3.750% due 06/01/26	1,500,000	1,650,795
3.875% due 04/01/21	300,000	301,516
4.250% due 09/15/24	1,000,000	1,096,463
4.625% due 10/01/28	1,500,000	1,724,578
Athene Holding Ltd 6.150% due 04/03/30	4,925,000	6,134,818
Avolon Holdings Funding Ltd (Ireland) 3.250% due 02/15/27 ~	3,200,000	3,272,593
Barclays PLC (United Kingdom) 6.125% due 12/15/25	3,000,000	3,240,081
BOC Aviation Ltd (Singapore) 3.500% due 09/18/27 ~	4,000,000	4,278,287
Citigroup Inc 3.980% due 03/20/30	3,000,000	3,528,867
4.075% due 04/23/29	3,000,000	3,519,408
CNO Financial Group Inc 5.250% due 05/30/29	3,100,000	3,753,511
GLP Capital LP REIT 4.000% due 01/15/31	2,925,000	3,197,303
5.300% due 01/15/29	4,000,000	4,666,100
Host Hotels & Resorts LP REIT 3.375% due 12/15/29	3,300,000	3,395,023
Iron Mountain Inc REIT 4.500% due 02/15/31 ~	275,000	288,406
4.875% due 09/15/29 ~	4,175,000	4,408,800
5.000% due 07/15/28 ~	500,000	531,815
5.250% due 03/15/28 ~	575,000	607,870
5.250% due 07/15/30 ~	1,000,000	1,081,250
JPMorgan Chase & Co 2.522% due 04/22/31	1,950,000	2,097,437
4.005% due 04/23/29	2,000,000	2,349,341
4.125% due 12/15/26	2,725,000	3,190,910
Morgan Stanley 5.000% due 11/24/25	3,150,000	3,770,772
OneMain Finance Corp 4.000% due 09/15/30	800,000	831,088
5.375% due 11/15/29	2,775,000	3,128,813
7.125% due 03/15/26	3,425,000	4,054,361
Park Aerospace Holdings Ltd (Ireland) 3.625% due 03/15/21 ~	242,000	242,667

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
The Howard Hughes Corp 5.375% due 03/15/25 ~	$3,625,000	$3,747,344
5.375% due 08/01/28 ~	850,000	915,769
VICI Properties LP REIT 3.750% due 02/15/27 ~	1,050,000	1,075,431
4.625% due 12/01/29 ~	3,000,000	3,215,070

		83,456,624

Industrial - 11.3%

Allegion US Holding Co Inc 3.200% due 10/01/24	3,000,000	3,206,916
3.550% due 10/01/27	650,000	711,642
Apex Tool Group LLC 9.000% due 02/15/23 ~	2,425,000	2,382,562
ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	5,300,000	5,664,375
Ardagh Packaging Finance PLC (Ireland) 5.250% due 08/15/27 ~	1,629,000	1,711,769
Cargo Aircraft Management Inc 4.750% due 02/01/28 ~	6,050,000	6,250,406
Carrier Global Corp 2.722% due 02/15/30	2,950,000	3,154,386
Flowserve Corp 3.500% due 10/01/30	3,550,000	3,790,434
GFL Environmental Inc (Canada) 3.500% due 09/01/28 ~	1,025,000	1,046,997
3.750% due 08/01/25 ~	750,000	766,406
4.000% due 08/01/28 ~	375,000	378,516
Granite US Holdings Corp 11.000% due 10/01/27 ~	1,975,000	2,202,125
Husky III Holding Ltd (Canada) 13.000% Cash or 13.750% PIK due 02/15/25 ~	2,050,000	2,235,781
Masco Corp 7.750% due 08/01/29	4,110,000	5,730,984
Mauser Packaging Solutions Holding Co 5.500% due 04/15/24 ~	1,875,000	1,914,731
7.250% due 04/15/25 ~	6,200,000	6,269,750
Penske Truck Leasing Co LP 3.350% due 11/01/29 ~	3,675,000	4,006,078
PowerTeam Services LLC 9.033% due 12/04/25 ~	2,750,000	3,066,552
Standard Industries Inc 4.750% due 01/15/28 ~	4,443,000	4,681,811
5.000% due 02/15/27 ~	1,500,000	1,570,312
Textron Inc 3.000% due 06/01/30	3,700,000	3,994,300
The Boeing Co 5.040% due 05/01/27	4,700,000	5,499,979
5.930% due 05/01/60	4,925,000	6,986,912
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	3,395,000	3,522,313
TransDigm Inc 5.500% due 11/15/27	675,000	710,640
TransDigm UK Holdings PLC 6.875% due 05/15/26	3,500,000	3,708,863
Vertical Holdco GmbH (Germany) 7.625% due 07/15/28 ~	1,400,000	1,528,625

	Principal Amount	Value
Vertical US Newco Inc (Germany) 5.250% due 07/15/27 ~	$1,400,000	$1,486,625
Welbilt Inc 9.500% due 02/15/24	2,475,000	2,562,652
WRKCo Inc 3.900% due 06/01/28	5,175,000	6,005,297

		96,748,739

Technology - 1.8%

Broadcom Inc 4.150% due 11/15/30	2,950,000	3,416,975
4.250% due 04/15/26	2,700,000	3,094,988
Dell International LLC 4.900% due 10/01/26 ~	1,700,000	2,008,439
6.200% due 07/15/30 ~	2,950,000	3,838,580
Entegris Inc 4.375% due 04/15/28 ~	2,700,000	2,882,250

		15,241,232

Utilities - 1.8%

Pacific Gas and Electric Co 3.500% due 08/01/50	4,925,000	4,905,898
PG&E Corp 5.000% due 07/01/28	500,000	533,163
5.250% due 07/01/30	500,000	550,625
Pike Corp 5.500% due 09/01/28 ~	2,550,000	2,699,813
Vistra Operations Co LLC 4.300% due 07/15/29 ~	5,000,000	5,676,928
5.625% due 02/15/27 ~	850,000	905,335

		15,271,762

Total Corporate Bonds & Notes (Cost $493,968,054)		532,064,908

SENIOR LOAN NOTES - 23.5%

Communications - 1.8%

Clear Channel Outdoor Holdings Inc Term B 3.714% (USD LIBOR + 3.500%) due 08/21/26 §	5,681,837	5,481,791
CommScope Inc Term B-2 3.397% (USD LIBOR + 3.250%) due 04/04/26 §	3,456,250	3,440,821
Uber Technologies Inc Term B 5.000% (USD LIBOR + 4.000%) due 04/04/25 § ¥	4,940,734	4,972,642
Zayo Group Holdings Inc Term B 3.147% (USD LIBOR + 3.000%) due 03/09/27 §	2,004,276	1,994,710

		15,889,964

Consumer, Cyclical - 6.0%

Bass Pro Group LLC Term B 5.750% (USD LIBOR + 5.000%) due 09/25/24 §	5,672,072	5,697,329
Caesars Resort Collection LLC Term B 2.897% (USD LIBOR + 2.750%) due 12/22/24 §	6,319,697	6,213,488

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
ClubCorp Holdings Inc Term B 3.009% (USD LIBOR + 2.750%) due 09/18/24 §	$4,374,233	$4,104,487
Core & Main LP Term B 3.750% (USD LIBOR + 2.750%) due 08/01/24 § ¥	6,985,861	6,974,216
LBM Acquisition LLC Term B due 12/18/27 ¥	3,272,727	3,277,636
Motion Finco LLC Term B (United Kingdom) due 11/04/26 ¥	2,992,500	2,892,999
SeaWorld Parks & Entertainment Inc Term B-5 3.750% (USD LIBOR + 3.000%) due 03/31/24 §	7,704,678	7,505,643
Spectacle Gary Holdings LLC 11.000% (USD LIBOR + 9.000%) due 12/23/25 §	3,263,514	3,263,514
11.250% (USD LIBOR + 9.000%) due 12/23/25 §	236,486	236,486
SRS Distribution Inc Term B 3.147% (USD LIBOR + 3.000%) due 05/24/25 §	6,402,114	6,312,369
Tacala Investment Corp Term B 4.500% (USD LIBOR + 3.750%) due 02/05/27 §	3,899,823	3,877,887
(2nd Lien) 8.250% (USD LIBOR + 7.500%) due 02/05/28 §	1,500,000	1,485,750

		51,841,804

Consumer, Non-Cyclical - 3.2%

Bausch Health Americas Inc Term B due 06/01/25 ¥	1,885,646	1,880,637
Garda World Security Corp Term B (Canada) 4.990% (USD LIBOR + 4.750%) due 10/30/26 §	2,404,729	2,412,244
Jaguar Holding Co II 3.500% (USD LIBOR + 2.500%) due 08/18/22 §	859,091	859,413
LifePoint Health Inc Term B 3.897% due 11/16/25 §	4,458,381	4,450,370
North American Lifting Holdings Inc (2nd Lien) 10.000% (USD LIBOR + 9.000%) due 11/27/21 ± § Y Ω	2,000,000	140,000
Ortho-Clinical Diagnostics SA Term B (Luxembourg) 3.398% (USD LIBOR + 3.250%) due 06/30/25 §	3,896,373	3,848,713
Pathway Vet Alliance LLC due 03/31/27 ¥	1,994,975	1,997,967
PetVet Care Centers LLC 2.897% (USD LIBOR + 2.750%) due 02/14/25 §	2,969,471	2,911,937
Term B due 02/14/25 ¥	2,992,347	2,934,370

	Principal Amount	Value
Sunshine Luxembourg VII SARL Term B (Luxembourg) 5.000% (USD LIBOR + 4.000%) due 10/02/26 § ¥	$5,714,943	$5,738,923

		27,174,574

Energy - 0.4%

Traverse Midstream Partners LLC Term B 6.500% (USD LIBOR + 5.500%) due 09/27/24 §	3,326,368	3,286,175

Financial - 1.8%

AssuredPartners Inc Term B 3.647% (USD LIBOR + 3.500%) due 02/13/27 §	5,445,000	5,374,667
NFP Corp Term B 3.397% (USD LIBOR + 3.250%) due 02/13/27 §	4,714,375	4,621,068
USI Inc Term B 3.254% (USD LIBOR + 3.000%) due 05/16/24 §	5,354,655	5,287,165

		15,282,900

Industrial - 7.4%

Brand Industrial Services Inc 5.250% (USD LIBOR + 4.250%) due 06/21/24 §	3,869,674	3,785,292
Dynasty Acquisition Co Inc 3.754% (USD LIBOR + 3.500%) due 04/08/26 §	3,774,654	3,611,611
Engineered Machinery Holdings Inc 4.000% (USD LIBOR + 3.000%) due 07/19/24 §	3,835,459	3,828,268
Filtration Group Corp Term B 3.147% (USD LIBOR + 3.000%) due 03/29/25 §	5,984,005	5,935,385
Flex Acquisition Co Inc Term B 3.225% (USD LIBOR + 3.000%) due 06/29/25 §	977,463	968,666
4.000% (USD LIBOR + 3.000%) due 12/29/23 §	3,584,956	3,574,713
GFL Environmental Inc Term B (Canada) 3.000% (USD LIBOR + 3.000%) due 05/31/25 §	2,583,712	2,590,531
Klockner Pentaplast of America Inc Term B (Luxembourg) 5.250% (USD LIBOR + 4.250%) due 06/30/22 § ¥	4,987,113	4,981,398
Mauser Packaging Solutions Holding Co Term B 3.480% (USD LIBOR + 3.250%) due 04/03/24 §	3,139,878	3,045,682
Pactiv Evergreen Group Holdings Inc Term B 2.897% (USD LIBOR + 2.750%) due 02/05/23 §	4,191,410	4,177,264
Pregis TopCo LLC due 08/01/26 ± ¥	1,000,000	1,001,250
Term B due 08/01/26 ¥	2,992,443	2,983,714

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Proampac PG Borrower LLC Term B 5.000% (USD LIBOR + 4.000%) due 11/18/25 ± § ¥	$5,500,000	$5,496,563
Standard Aero Ltd 3.754% (USD LIBOR + 3.500%) due 04/08/26 §	2,029,384	1,941,727
The Hillman Group Inc Term B due 05/31/25 ¥	3,989,770	3,983,003
Titan Acquisition Ltd Term B (Canada) 3.267% (USD LIBOR + 3.000%) due 03/28/25 §	3,914,624	3,830,459
TransDigm Inc
Term E 2.397% (USD LIBOR + 2.250%) due 05/30/25 §	2,475,000	2,431,687
Term F 2.397% (USD LIBOR + 2.250%) due 12/09/25 §	955,467	938,746
Term G 2.397% (USD LIBOR + 2.250%) due 08/22/24 §	2,782,708	2,736,223
USIC Holdings Inc due 12/09/23 ¥	1,994,979	1,995,811

		63,837,993

Technology - 2.4%

Applied Systems Inc Term B due 09/19/24 ¥	6,483,252	6,491,356
Rackspace Technology Global Inc Term B due 11/03/23 ¥	3,989,664	3,991,328
Tempo Acquisition LLC Term B 3.750% (USD LIBOR + 3.250%) due 10/31/26 §	5,831,088	5,803,752
The Ultimate Software Group Inc 4.750% (USD LIBOR + 4.000%) due 05/03/26 §	3,990,000	4,018,429

		20,304,865

Utilities - 0.5%

PG&E Corp Term B 5.500% (USD LIBOR + 4.500%) due 06/23/25 §	4,228,750	4,286,895

Total Senior Loan Notes (Cost $204,117,589)		201,905,170

ASSET-BACKED SECURITIES - 3.0%

Apidos CLO (Cayman) 1.818% (USD LIBOR + 1.600%) due 10/18/31 ~ §	2,400,000	2,398,830
Dryden CLO Ltd (Cayman) 1.618% (USD LIBOR + 1.400%) due 04/18/31 ~ §	2,600,000	2,563,376
1.718% (USD LIBOR + 1.500%) due 07/17/31 ~ §	1,500,000	1,494,603
1.868% (USD LIBOR + 1.650%) due 01/17/32 ~ §	1,500,000	1,507,496
2.018% (USD LIBOR + 1.800%) due 07/17/31 ~ §	1,500,000	1,470,780

	Principal Amount	Value
2.137% (USD LIBOR + 1.900%) due 04/15/31 ~ §	$250,000	$245,529
2.268% (USD LIBOR + 2.050%) due 01/17/32 ~ §	1,500,000	1,497,756
Dryden Senior Loan Fund (Cayman) 1.968% (USD LIBOR + 1.750%) due 07/20/29 ~ §	1,200,000	1,203,011
Madison Park Funding Ltd (Cayman) 1.837% (USD LIBOR + 1.600%) due 07/15/30 ~ §	2,000,000	2,009,996
1.968% (USD LIBOR + 1.750%) due 10/18/30 ~ §	2,650,000	2,653,356
2.087% (USD LIBOR + 1.850%) due 07/15/30 ~ §	1,000,000	986,901
Palmer Square Loan Funding Ltd (Cayman) 1.574% (USD LIBOR + 1.350%) due 02/20/28 ~ §	2,000,000	1,981,476
2.124% (USD LIBOR + 1.900%) due 02/20/28 ~ §	1,000,000	985,568
3.465% (USD LIBOR + 3.250%) due 10/24/27 ~ §	2,250,000	2,257,331
Regatta Funding Ltd (Cayman) 6.187% (USD LIBOR + 5.950%) due 07/15/31 ~ §	2,500,000	2,322,100

Total Asset-Backed Securities (Cost $25,800,000)		25,578,109

	Shares

SHORT-TERM INVESTMENT - 10.0%

Money Market Fund - 10.0%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	85,931,186	85,931,186

Total Short-Term Investment (Cost $85,931,186)		85,931,186

TOTAL INVESTMENTS - 103.0% (Cost $843,212,305)		885,113,679

OTHER ASSETS & LIABILITIES, NET - (3.0%)		(26,093,375)

NET ASSETS - 100.0%		$859,020,304

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
LBM Acquisition LLC	$730,909	$728,364	($2,545)

(b)

An investment with a value of $140,000 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Investments with a total aggregate value of $347,188 or less than 0.1% of the Fund’s net assets were in default as of December 31, 2020.

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:

		Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$23,769,172	$23,769,172	$—	$—
	Exchange-Traded Funds	15,865,134	15,865,134	—	—
	Corporate Bonds & Notes	532,064,908	—	532,064,908	—
	Senior Loan Notes	201,905,170	—	195,267,357	6,637,813
	Asset-Backed Securities	25,578,109	—	25,578,109	—
	Short-Term Investment	85,931,186	85,931,186	—	—
	Unfunded Loan Commitment	728,364	—	728,364	—

	Total	$885,842,043	$125,565,492	$753,638,738	$6,637,813

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the period ended December 31, 2020:

Senior Loan Notes and Unfunded Loan Commitment
Value, Beginning of Period	$27,304,580
Purchases	8,797,538
Sales (Includes Paydowns)	(10,453,552)
Accrued Discounts (Premiums)	95,316
Net Realized Gains (Losses)	(943,466)
Change in Net Unrealized Appreciation (Depreciation)	3,881,749
Transfers In	—
Transfers Out	(22,044,352)

Value, End of Period	$6,637,813

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($581,880)

The table below shows transfers within Level 3:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$22,044,352	3	2	Unobservable Single Broker Quote	Vendor Price (Observable inputs)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM FLOATING RATE INCOME

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 3.0%

Invesco Senior Loan	799,733	$17,818,051
iShares iBoxx High Yield Corporate Bond	169,425	14,790,803
SPDR Blackstone	339,000	15,475,350

Total Exchange-Traded Funds (Cost $44,983,600)		48,084,204

	Principal Amount
CORPORATE BONDS & NOTES - 2.4%

Communications - 0.8%

CommScope Inc 5.500% due 03/01/24 ~	$7,145,000	7,376,248
Diamond Sports Group LLC 5.375% due 08/15/26 ~	6,168,000	5,023,065

		12,399,313

Consumer, Cyclical - 0.9%

Beacon Roofing Supply Inc 4.500% due 11/15/26 ~	4,641,000	4,865,810
eG Global Finance PLC (United Kingdom) 6.750% due 02/07/25 ~	8,159,000	8,416,008
8.500% due 10/30/25 ~	2,000,000	2,123,000

		15,404,818

Financial - 0.1%

NFP Corp 7.000% due 05/15/25 ~	1,000,000	1,079,375

Industrial - 0.6%

TransDigm Inc 6.250% due 03/15/26 ~	10,050,000	10,715,863

Total Corporate Bonds & Notes (Cost $38,548,711)		39,599,369

SENIOR LOAN NOTES - 90.7%

Basic Materials - 3.2%

Aruba Investments Holdings LLC
(2nd Lien) 8.500% (USD LIBOR + 7.750%) due 11/24/28 §	1,500,000	1,515,000
Term B 4.750% (USD LIBOR + 4.000%) due 11/24/27 §	4,250,000	4,250,000
ASP Unifrax Holdings Inc Term B 4.004% (USD LIBOR + 3.750%) due 12/14/25 §	13,740,589	12,718,633
Diamond BC BV 3.214% (USD LIBOR + 3.000%) due 09/06/24 §	12,206,331	12,051,847
Solenis International LLC 4.233% - 4.256% (USD LIBOR + 4.000%) due 06/26/25 §	7,188,353	7,190,596

	Principal Amount	Value
US Silica Co Term B 5.000% (USD LIBOR + 4.000%) due 05/01/25 § ¥	$7,854,645	$6,915,362
Zep Inc Term B 5.000% (USD LIBOR + 4.000%) due 08/11/24 §	6,974,267	6,820,833

		51,462,271

Communications - 7.5%

Arches Buyer Inc 4.500% (USD LIBOR + 4.000%) due 12/06/27 §	7,250,000	7,266,182
Clear Channel Outdoor Holdings Inc Term B 3.714% (USD LIBOR + 3.500%) due 08/21/26 §	22,089,050	21,311,339
CNT Holdings I Corp Term B
4.500% (USD LIBOR + 3.750%) due 11/08/27 §	7,500,000	7,512,720
(2nd Lien) 7.500% (USD LIBOR + 6.750%) due 11/06/28 ± § ¥	7,017,000	7,157,340
CommScope Inc Term B-2 3.397% (USD LIBOR + 3.250%) due 04/04/26 §	3,657,427	3,641,101
CSC Holdings LLC Term B-5 2.659% (USD LIBOR + 2.250%) due 04/15/27 §	12,662,846	12,586,869
MH Sub I LLC 4.750% (USD LIBOR + 3.750%) due 09/15/24 § ¥	7,979,950	7,986,597
MTN Infrastructure TopCo Inc Term B 4.000% (USD LIBOR + 3.000%) due 11/17/24 §	3,979,540	3,978,712
5.000% (USD LIBOR + 4.000%) due 11/17/24 §	7,717,484	7,744,017
Pug LLC
Term B 3.647% (USD LIBOR + 3.500%) due 02/13/27 §	10,515,959	10,069,030
Term B-1 8.750% (USD LIBOR + 8.000%) due 02/13/27 §	2,493,750	2,543,625
Radiate Holdco LLC Term B 4.250% (USD LIBOR + 3.500%) due 09/25/26 §	9,250,000	9,276,011
Uber Technologies Inc Term B 5.000% (USD LIBOR + 4.000%) due 04/04/25 §	20,237,544	20,368,238

		121,441,781

Consumer, Cyclical - 12.4%

Alterra Mountain Co Term B 5.500% (USD LIBOR + 4.500%) due 08/01/26 §	13,676,762	13,802,137

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Bass Pro Group LLC Term B 5.750% (USD LIBOR + 5.000%) due 09/25/24 §	$13,785,233	$13,846,619
BCPE Empire Holdings Inc 5.000% (USD LIBOR + 4.250%) due 06/12/26 § ¥	7,264,000	7,268,540
Bombardier Recreational Products Inc Term B-2 (Canada) 6.000% (USD LIBOR + 5.000%) due 05/24/27 §	11,280,178	11,532,809
Carnival Corp Term B 8.500% (USD LIBOR + 7.500%) due 06/30/25 §	10,602,500	10,984,190
CityCenter Holdings LLC Term B 2.397% (USD LIBOR + 2.250%) due 04/18/24 §	6,364,142	6,295,530
ClubCorp Holdings Inc Term B 3.009% (USD LIBOR + 2.750%) due 09/18/24 §	11,158,971	10,470,831
Core & Main LP Term B 3.750% (USD LIBOR + 2.750%) due 08/01/24 §	18,846,162	18,814,746
Curium Bidco Sarl Term B (Luxembourg) 3.970% - 4.004% (USD LIBOR + 3.750%) due 07/11/26 ± §	4,154,918	4,128,950
5.000% (USD LIBOR + 4.250%) due 09/10/27 ± § ¥	3,625,000	3,629,531
CWGS Group LLC Term B 3.500% (USD LIBOR + 2.750%) due 11/08/23 §	5,365,956	5,321,939
Golden Nugget LLC Term B 3.250% (USD LIBOR + 2.250%) due 10/04/23 § ¥	7,603,548	7,369,108
Harbor Freight Tools USA Inc Term B 4.000% (USD LIBOR + 3.250%) due 10/19/27 §	6,500,000	6,506,877
K-Mac Holdings Corp
3.147% (USD LIBOR + 3.000%) due 03/16/25 §	3,193,076	3,159,814
(2nd Lien) 6.897% (USD LIBOR + 6.750%) due 03/16/26 §	5,947,833	5,858,616
LBM Acquisition LLC Term B 4.500% (USD LIBOR + 3.750%) due 12/18/27 §	3,000,000	3,004,500
Motion Finco LLC Term B (United Kingdom) 3.504% (USD LIBOR + 3.250%) due 11/04/26 § ¥	10,415,028	10,068,728
PetSmart Inc Term B-2 4.000% (USD LIBOR + 3.000%) due 03/11/22 §	1,994,723	1,979,348
Playa Resorts Holding BV Term B 3.750% (USD LIBOR + 2.750%) due 04/27/24 §	6,373,034	5,918,955

	Principal Amount	Value
SeaWorld Parks & Entertainment Inc Term B-5 3.750% (USD LIBOR + 3.000%) due 03/31/24 §	$9,311,437	$9,070,895
SMG US Midco 2 Inc 2.647% - 2.714% (USD LIBOR + 2.250%) due 01/23/25 ± §	2,207,805	2,086,376
SRS Distribution Inc Term B
3.147% (USD LIBOR + 3.000%) due 05/24/25 §	21,857,734	21,551,332
4.397% (USD LIBOR + 4.250%) due 05/24/25 §	9,667,129	9,667,128
Tacala Investment Corp Term B 4.500% (USD LIBOR + 3.750%) due 02/05/27 §	3,527,545	3,507,703
Woof Holdings Inc Term B
4.500% (USD LIBOR + 3.750%) due 12/21/27 §	3,250,000	3,254,062
(2nd Lien) 8.000% (USD LIBOR + 7.250%) due 12/21/28 §	625,000	629,297

		199,728,561

Consumer, Non-Cyclical - 23.0%

ADMI Corp Term B due 12/23/27 ¥	3,250,000	3,258,937
Aldevron LLC Term B 5.250% (USD LIBOR + 4.250%) due 10/11/26 §	5,972,425	6,002,287
AlixPartners LLP Term B 2.647% (USD LIBOR + 2.250%) due 04/04/24 §	5,974,796	5,925,008
Allied Universal Holdco LLC 4.397% (USD LIBOR + 4.250%) due 07/12/26 §	19,067,541	19,023,285
Alphabet Holding Co Inc (2nd Lien) due 08/15/25 ¥	3,349,724	3,345,537
American Residential Services LLC Term B 4.250% (USD LIBOR + 3.500%) due 10/15/27 §	6,000,000	5,996,250
ATI Holdings Acquisition Inc Term B 4.500% (USD LIBOR + 3.500%) due 05/10/23 §	4,748,534	4,665,435
Bausch Health Americas Inc Term B
2.898% (USD LIBOR + 2.750%) due 11/27/25 §	5,483,153	5,442,370
3.148% (USD LIBOR + 3.000%) due 06/01/25 § ¥	13,598,008	13,561,892
Da Vinci Purchaser Corp Term B 4.230% (USD LIBOR + 4.000%) due 01/08/27 § ¥	14,365,144	14,427,991
Endo International PLC Term B 5.000% (USD LIBOR + 4.250%) due 04/27/24 § ¥	19,234,112	18,999,687

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Envision Healthcare Corp Term B 3.897% (USD LIBOR + 3.750%) due 10/10/25 § ¥	$5,348,335	$4,490,371
Garda World Security Corp Term B (Canada) 4.990% (USD LIBOR + 4.750%) due 10/30/26 §	4,948,887	4,964,353
Global Medical Response Inc Term B due 10/02/25 ¥	2,750,000	2,739,000
Guidehouse LLP 4.647% (USD LIBOR + 4.500%) due 05/01/25 §	3,692,507	3,692,507
Heartland Dental LLC
3.647% (USD LIBOR + 3.500%) due 04/30/25 § ¥	13,781,843	13,457,391
Term B due 04/30/25 ¥	899,095	885,609
H-Food Holdings LLC
3.833% (USD LIBOR + 3.688%) due 05/31/25 §	983,583	969,882
Term B-2 4.147% (USD LIBOR + 4.000%) due 05/31/25 §	5,895,732	5,828,880
Term B-3 6.000% (USD LIBOR + 5.000%) due 05/31/25 §	870,625	874,161
Jaguar Holding Co II 3.500% (USD LIBOR + 2.250%) due 08/18/22 §	25,119,171	25,128,591
Kronos Acquisition Holdings Inc Term B (Canada) 5.250% (USD LIBOR + 4.500%) due 12/22/26 §	2,750,000	2,756,875
Mallinckrodt International Finance SA Term B due 09/24/24 * ¥ Y	5,111,723	4,830,578
Mavis Tire Express Services Corp 5.000% (USD LIBOR + 4.000%) due 03/20/25 § ¥	13,000,000	13,048,750
Milano Acquisition Corp Term B 4.750% (USD LIBOR + 4.000%) due 10/01/27 §	11,750,000	11,779,375
Mister Car Wash Holdings Inc 3.402% (USD LIBOR + 3.250%) due 05/14/26 §	12,565,888	12,297,292
Ortho-Clinical Diagnostics Inc Term B (Luxembourg) 3.398% (USD LIBOR + 3.250%) due 06/30/25 § ¥	7,922,770	7,825,859
PAREXEL International Corp Term B 2.897% (USD LIBOR + 2.750%) due 09/27/24 §	4,860,607	4,786,828
Pathway Vet Alliance LLC 4.140% - 4.147% (USD LIBOR + 4.000%) due 03/31/27 §	19,130,678	19,159,374
PetVet Care Centers LLC
(2nd Lien) 6.397% (USD LIBOR + 6.250%) due 02/15/26 ± §	8,369,468	8,327,621

	Principal Amount	Value
Term B 3.397% (USD LIBOR + 3.250%) due 02/14/25 §	$7,173,319	$7,034,336
Term B-3 5.250% (USD LIBOR + 4.250%) due 02/14/25 ± §	8,645,227	8,688,453
Precision Medicine Group LLC Term B 4.500% (USD LIBOR + 3.750%) due 11/20/27 ± §	13,932,692	13,967,524
Refinitiv US Holdings Inc Term B 3.397% (USD LIBOR + 3.250%) due 10/01/25 §	16,873,405	16,869,456
Shearer’s Foods LLC Term B 4.750% (USD LIBOR + 4.000%) due 09/23/27 §	5,613,017	5,624,041
Spin Holdco Inc Term B 4.250% (USD LIBOR + 3.250%) due 11/14/22 §	17,399,430	17,335,730
Sunshine Luxembourg VII SARL Term B (Luxembourg) 5.000% (USD LIBOR + 4.000%) due 10/02/26 § ¥	20,810,566	20,897,887
Team Health Holdings Inc Term B 3.750% (USD LIBOR + 2.750%) due 02/06/24 § ¥	8,477,979	7,640,779
Vetcor Professional Practices LLC 3.147% (USD LIBOR + 3.000%) due 07/02/25 §	16,101,088	15,829,382
Wand NewCo 3 Inc Term B-1 3.147% (USD LIBOR + 3.000%) due 02/05/26 §	10,104,784	9,978,474

		372,358,038

Energy - 1.0%

Brazos Delaware II LLC Term B 4.152% (USD LIBOR + 4.000%) due 05/29/25 § ¥	5,236,106	4,591,410
Traverse Midstream Partners LLC Term B 6.500% (USD LIBOR + 5.500%) due 09/27/24 § ¥	11,369,768	11,232,387

		15,823,797

Financial - 9.5%

Acrisure LLC Term B 3.647% (USD LIBOR + 3.500%) due 02/15/27 §	8,638,241	8,506,508
Alliant Holdings Intermediate LLC Term B 3.397% (USD LIBOR + 3.250%) due 05/10/25 §	13,060,262	12,854,380
AssuredPartners Inc Term B 3.647% (USD LIBOR + 3.500%) due 02/13/27 §	13,304,641	13,132,785
5.500% (USD LIBOR + 4.500%) due 02/13/27 §	3,225,625	3,237,721
BPR Nimbus LLC Term B due 08/24/25 ¥	1,028,619	979,245

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Broadstreet Partners Inc Term B 4.750% (USD LIBOR + 3.750%) due 01/27/27 § ¥	$14,804,360	$14,816,692
Brookfield Retail Holdings VII Sub 3 LLC Term A-2 due 08/24/23 ¥	9,125,000	8,750,875
Cushman & Wakefield US Borrower LLC Term B 2.897% (USD LIBOR + 2.750%) due 08/21/25 §	7,190,536	7,060,208
Deerfield Dakota Holding LLC (2nd Lien) 9.000% (USD LIBOR + 8.000%) due 04/14/28 ± §	14,668,233	14,961,598
Term B 4.750% (USD LIBOR + 3.750%) due 04/09/27 §	13,857,071	13,900,374
HUB International Ltd Term B 2.965% (USD LIBOR + 2.750%) due 04/25/25 §	7,648,642	7,521,743
5.000% (USD LIBOR + 4.000%) due 04/25/25 §	11,617,188	11,666,341
NFP Corp Term B 3.397% (USD LIBOR + 3.250%) due 02/13/27 §	11,038,361	10,819,889
OneDigital Borrower LLC Term B 5.250% (USD LIBOR + 4.500%) due 11/16/27 § ¥	10,172,852	10,181,326
USI Inc Term B due 12/02/26 ¥	997,481	997,980
3.254% (USD LIBOR + 3.000%) due 05/16/24 §	14,917,500	14,729,480

		154,117,145

Industrial - 16.8%

Brand Industrial Services Inc 5.250% (USD LIBOR + 4.250%) due 06/21/24 §	6,608,715	6,464,606
Charter NEX US Inc 5.000% (USD LIBOR + 4.250%) due 12/01/27 § ¥	10,500,000	10,566,717
CP Atlas Buyer Inc 5.250% (USD LIBOR + 4.500%) due 11/23/27 §	7,250,000	7,272,656
DiversiTech Holdings Inc Term B 4.000% (USD LIBOR + 3.000%) due 06/01/24 § ¥	6,492,161	6,453,611
Dynasty Acquisition Co Inc 3.754% (USD LIBOR + 3.500%) due 04/08/26 §	12,306,980	11,775,392
Engineered Machinery Holdings Inc 4.000% (USD LIBOR + 3.000%) due 07/19/24 §	11,160,343	11,139,417
5.250% (USD LIBOR + 4.250%) due 07/19/24 §	4,835,557	4,862,757
Filtration Group Corp Term B 3.147% (USD LIBOR + 3.000%) due 03/29/25 §	7,639,538	7,577,467
4.500% (USD LIBOR + 3.750%) due 03/29/25 §	8,104,688	8,131,700

	Principal Amount	Value
Gates Global LLC Term B-2 3.750% (USD LIBOR + 2.750%) due 03/31/24 §	$12,606,522	$12,590,764
GFL Environmental Inc Term B (Canada) 3.000% (USD LIBOR + 3.000%) due 05/31/25 §	7,626,781	7,646,908
Graham Packaging Co Inc 4.500% (USD LIBOR + 3.750%) due 08/04/27 §	18,736,017	18,817,987
Granite US Holdings Corp Term B 5.504% (USD LIBOR + 5.250%) due 09/30/26 ± §	10,424,614	10,450,675
Klockner Pentaplast of America Inc Term B (Luxembourg) 5.250% (USD LIBOR + 4.250%) due 06/30/22 § ¥	13,512,015	13,496,530
LTI Holdings Inc 4.897% (USD LIBOR + 4.750%) due 07/24/26 § ¥	2,664,970	2,626,106
Term B 3.647% (USD LIBOR + 3.500%) due 09/06/25 §	10,119,893	9,857,859
Mauser Packaging Solutions Holding Co Term B 3.480% (USD LIBOR + 3.250%) due 04/03/24 §	15,836,370	15,361,279
Pactiv Evergreen Group Holdings Inc Term B 2.897% (USD LIBOR + 2.750%) due 02/05/23 §	2,411,055	2,402,918
Pregis TopCo LLC 5.000% (USD LIBOR + 4.250%) due 08/01/26 ± § ¥	3,750,000	3,754,688
Term B 3.897% (USD LIBOR + 3.750%) due 08/01/26 §	7,197,399	7,176,405
Pretium PKG Holdings Inc 4.750% (USD LIBOR + 4.000%) due 11/05/27 §	8,750,000	8,760,938
(2nd Lien) 9.000% (USD LIBOR + 8.250%) due 11/05/28 ± § ¥	5,150,000	5,137,125
Pro Mach Group Inc Term B 2.897% (USD LIBOR + 2.750%) due 03/07/25 §	8,650,703	8,516,617
4.500% (USD LIBOR + 3.500%) due 03/07/25 §	3,929,867	3,876,649
Proampac PG Borrower LLC Term B 5.000% (USD LIBOR + 4.000%) due 11/18/25 ± § ¥	9,553,050	9,547,079
Standard Aero Ltd 3.754% (USD LIBOR + 3.500%) due 04/08/26 §	6,616,656	6,330,856
Tank Holding Corp Term B 5.750% (USD LIBOR + 5.000%) due 03/26/26 § ¥	5,000,000	5,009,375

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
The Hillman Group Inc Term B 4.147% (USD LIBOR + 4.000%) due 05/31/25 § ¥	$18,026,714	$17,996,141
TransDigm Inc Term G 2.397% (USD LIBOR + 2.250%) due 08/22/24 §	11,728,691	11,532,763
USIC Holdings Inc 4.000% (USD LIBOR + 3.000%) due 12/09/23 § ¥	9,581,431	9,585,427
WP CPP Holdings LLC Term B 5.250% (USD LIBOR + 3.750%) due 04/30/25 §	7,517,030	7,064,129

		271,783,541

Technology - 16.3%

Applied Systems Inc (2nd Lien) 8.000% (USD LIBOR + 7.000%) due 09/19/25 §	16,389,070	16,522,232
Term B 4.000% (USD LIBOR + 3.000%) due 09/19/24 § ¥	23,798,361	23,828,109
athenahealth Inc Term B 4.648% (USD LIBOR + 4.500%) due 02/11/26 § ¥	19,466,175	19,498,625
ECI Macola/Max Holding LLC 4.500% (USD LIBOR + 3.750%) due 11/09/27 §	6,800,000	6,801,394
Epicor Software Corp (2nd Lien) 8.750% (USD LIBOR + 7.750%) due 07/31/28 § ¥	8,290,000	8,663,050
Term B 5.250% (USD LIBOR + 4.250%) due 07/31/27 §	21,978,348	22,136,329
Finastra USA Inc (2nd Lien) due 06/13/25 ¥	4,125,000	4,147,345
Term B 4.500% (USD LIBOR + 3.500%) due 06/13/24 § ¥	22,058,943	21,657,867
Flexera Software LLC due 01/31/28 ± ¥	4,250,000	4,255,312
Hyland Software Inc 4.250% (USD LIBOR + 3.500%) due 07/01/24 §	4,420,057	4,433,834
Ivanti Software Inc Term B 5.750% (USD LIBOR + 4.750%) due 12/01/27 §	12,875,000	12,879,017
Rackspace Technology Global Inc Term B 4.000% (USD LIBOR + 3.000%) due 11/03/23 §	16,300,997	16,307,794
Sophia LP 4.500% (USD LIBOR + 3.750%) due 10/07/27 §	19,500,000	19,560,938
(2nd Lien) 9.000% (USD LIBOR + 8.000%) due 10/07/28 §	11,300,000	11,335,312

	Principal Amount	Value
Tempo Acquisition LLC Term B 3.750% (USD LIBOR + 3.250%) due 10/31/26 §	$17,830,829	$17,747,238
The Dun & Bradstreet Corp Term B due 02/08/26 ¥	4,250,000	4,257,969
3.898% (USD LIBOR + 3.750%) due 02/08/26 §	18,397,796	18,425,392
The Ultimate Software Group Inc 3.897% (USD LIBOR + 3.750%) due 05/03/26 §	10,372,095	10,382,467
4.750% (USD LIBOR + 4.000%) due 05/03/26 §	9,214,923	9,280,579
(2nd Lien) 7.500% (USD LIBOR + 6.750%) due 05/03/27 §	10,250,000	10,570,313

		262,691,116

Utilities - 1.0%

PG&E Corp Term B 5.500% (USD LIBOR + 4.500%) due 06/23/25 §	16,309,023	16,533,272

Total Senior Loan Notes (Cost $1,447,765,014)		1,465,939,522

	Shares
SHORT-TERM INVESTMENT - 7.7%

Money Market Fund - 7.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	124,470,019	124,470,019

Total Short-Term Investment (Cost $124,470,019)		124,470,019

TOTAL INVESTMENTS - 103.8% (Cost $1,655,767,344)		1,678,093,114

OTHER ASSETS & LIABILITIES, NET - (3.8%)		(61,712,646)

NET ASSETS - 100.0%		$1,616,380,468

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
LBM Acquisition LLC	$660,000	$667,667	$7,667
OneDigital Borrower LLC	1,076,175	1,078,046	1,871
Precision Medicine Group LLC ±	1,817,308	1,821,851	4,543
Pro Mach Group Inc ±	1,300,385	1,350,774	50,389

	$4,853,868	$4,918,338	$64,470

(b)	An investment with a value of $4,830,578 or less than 0.3% of the Fund’s net assets was in default as of December 31, 2020.

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:

		Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Funds	$48,084,204	$48,084,204	$—	$—
	Corporate Bonds & Notes	39,599,369	—	39,599,369	—
	Senior Loan Notes	1,465,939,522	—	1,369,847,250	96,092,272
	Short-Term Investment	124,470,019	124,470,019	—	—
	Unfunded Loan Commitments	4,918,338	—	1,745,713	3,172,625

	Total	$1,683,011,452	$172,554,223	$1,411,192,332	$99,264,897

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the period ended December 31, 2020:

Senior Loan Notes and Unfunded Loan Commitments
Value, Beginning of Period	$136,049,366
Purchases	123,303,574
Sales (Includes Paydowns)	(81,753,103)
Accrued Discounts (Premiums)	273,982
Net Realized Gains (Losses)	(12,280,054)
Change in Net Unrealized Appreciation (Depreciation)	30,746,864
Transfers In	4,128,950
Transfers Out	(101,204,682)

Value, End of Period	$99,264,897

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$4,489,962

The table below shows transfers within Level 3:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$4,128,950	2	3	Vendor Price (Observable inputs)	Unobservable Single Broker Quote
101,204,682	3	2	Unobservable Single Broker Quote	Vendor Price (Observable inputs)

All significant unobservable inputs were provided by a single broker quote.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM HIGH INCOME

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.6%

Basic Materials - 0.2%

Constellium SE *	19,340	$270,567
Hexion Holdings Corp ‘B’ *	11,203	137,237

		407,804

Consumer, Cyclical - 0.2%

Beazer Homes USA Inc*	9,998	151,470
Cedar Fair LP	3,561	140,090
Las Vegas Sands Corp	1,881	112,107

		403,667

Consumer, Non-Cyclical - 0.1%

HCA Healthcare Inc	1,485	244,223

Financial - 0.4%

Citigroup Inc	4,210	259,589
Outfront Media Inc REIT	4,360	85,281
The Goldman Sachs Group Inc	1,166	307,486

		652,356

Industrial - 0.5%

Crown Holdings Inc*	2,964	296,993
GFL Environmental Inc (Canada)	9,890	288,590
Xylem Inc	2,037	207,346

		792,929

Utilities - 0.2%

Evoqua Water Technologies Corp *	14,233	384,006

Total Common Stocks (Cost $2,090,102)		2,884,985

EXCHANGE-TRADED FUNDS - 0.9%

iShares iBoxx High Yield Corporate Bond	7,851	685,392
SPDR Bloomberg Barclays High Yield Bond	8,633	940,479

Total Exchange-Traded Funds (Cost $1,502,727)		1,625,871

	Principal Amount
CORPORATE BONDS & NOTES - 88.4%

Basic Materials - 2.5%

Alcoa Nederland Holding BV 5.500% due 12/15/27 ~	$950,000	1,040,744
Constellium SE 6.625% due 03/01/25 ~	515,000	526,910
Hecla Mining Co 7.250% due 02/15/28	475,000	519,531
Hexion Inc 7.875% due 07/15/27 ~	400,000	428,750
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	475,000	505,191
Novelis Corp
4.750% due 01/30/30 ~	650,000	701,506
5.875% due 09/30/26 ~	100,000	104,625

	Principal Amount	Value
Perenti Finance Pty Ltd (Australia) 6.500% due 10/07/25 ~	$700,000	$746,222

		4,573,479

Communications - 15.3%

Altice Financing SA (Luxembourg) 7.500% due 05/15/26 ~	1,225,000	1,294,274
Altice France SA (France) 7.375% due 05/01/26 ~	575,000	605,906
Arches Buyer Inc 4.250% due 06/01/28 ~	800,000	811,660
Avaya Inc 6.125% due 09/15/28 ~	700,000	749,095
CCO Holdings LLC
4.250% due 02/01/31 ~	400,000	422,044
4.750% due 03/01/30 ~	2,100,000	2,268,525
5.000% due 02/01/28 ~	100,000	105,850
5.375% due 06/01/29 ~	300,000	329,217
CenturyLink Inc
4.000% due 02/15/27 ~	500,000	516,935
4.500% due 01/15/29 ~	150,000	152,906
Clear Channel Worldwide Holdings Inc
5.125% due 08/15/27 ~	1,025,000	1,036,531
9.250% due 02/15/24	990,000	1,004,954
CommScope Inc
6.000% due 03/01/26 ~	400,000	421,966
8.250% due 03/01/27 ~	750,000	801,566
CommScope Technologies LLC 6.000% due 06/15/25 ~	84,000	86,003
CSC Holdings LLC
3.375% due 02/15/31 ~	200,000	196,500
4.625% due 12/01/30 ~	200,000	209,027
6.500% due 02/01/29 ~	2,250,000	2,544,581
Diamond Sports Group LLC 12.750% due 12/01/26 ~	770,000	696,850
Frontier Communications Corp
5.000% due 05/01/28 ~	500,000	522,187
5.875% due 10/15/27 ~	150,000	162,469
Lamar Media Corp
3.750% due 02/15/28	575,000	592,006
4.000% due 02/15/30	25,000	25,984
Level 3 Financing Inc
3.625% due 01/15/29 ~	225,000	224,859
4.625% due 09/15/27 ~	850,000	889,296
5.250% due 03/15/26	1,750,000	1,810,462
LogMeIn Inc 5.500% due 09/01/27 ~	550,000	576,813
Nexstar Broadcasting Inc 5.625% due 07/15/27 ~	675,000	724,150
Outfront Media Capital LLC
4.625% due 03/15/30 ~	50,000	51,169
5.000% due 08/15/27 ~	975,000	993,710
6.250% due 06/15/25 ~	175,000	184,953
Sprint Capital Corp 8.750% due 03/15/32	800,000	1,267,500
Sprint Corp
7.625% due 02/15/25	650,000	778,511
7.625% due 03/01/26	200,000	248,542
7.875% due 09/15/23	400,000	463,620
Uber Technologies Inc
6.250% due 01/15/28 ~	125,000	136,094

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
7.500% due 05/15/25 ~	$125,000	$135,189
8.000% due 11/01/26 ~	700,000	763,438
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	1,750,000	1,821,094
Zayo Group Holdings Inc
4.000% due 03/01/27 ~	750,000	752,854
6.125% due 03/01/28 ~	275,000	291,286

		27,670,576

Consumer, Cyclical - 17.0%

99 Escrow Issuer Inc 7.500% due 01/15/26 ~	75,000	74,719
Affinity Gaming 6.875% due 12/15/27 ~	50,000	52,437
American Airlines Pass-Through Trust ‘B’ 3.850% due 08/15/29	328,975	278,003
5.250% due 07/15/25	108,273	92,270
Aramark Services Inc 6.375% due 05/01/25 ~	550,000	588,500
Ashton Woods USA LLC 6.625% due 01/15/28 ~	595,000	627,725
Beazer Homes USA Inc 5.875% due 10/15/27	1,525,000	1,607,922
Boyd Gaming Corp
6.375% due 04/01/26	250,000	260,050
8.625% due 06/01/25 ~	425,000	473,212
Caesars Entertainment Inc
6.250% due 07/01/25 ~	450,000	479,815
8.125% due 07/01/27 ~	775,000	858,954
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	275,000	278,274
Carvana Co
5.625% due 10/01/25 ~	700,000	719,250
5.875% due 10/01/28 ~	125,000	129,949
CCM Merger Inc 6.375% due 05/01/26 ~	50,000	52,625
Cedar Fair LP
5.250% due 07/15/29	1,250,000	1,289,050
5.375% due 04/15/27	500,000	512,187
6.500% due 10/01/28 ~	225,000	244,412
Clarios Global LP
6.250% due 05/15/26 ~	700,000	751,625
8.500% due 05/15/27 ~	250,000	272,015
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	900,000	840,280
Core & Main Holdings LP 8.625% Cash or 9.375% PIK due 09/15/24 ~	250,000	256,380
Core & Main LP 6.125% due 08/15/25 ~	700,000	724,937
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	725,000	738,518
Ford Motor Co
4.346% due 12/08/26	1,640,000	1,748,962
7.450% due 07/16/31	1,250,000	1,605,469
9.000% due 04/22/25	100,000	123,014
9.625% due 04/22/30	100,000	141,286
Ford Motor Credit Co LLC 4.125% due 08/17/27	200,000	209,750

	Principal Amount	Value
Gateway Casinos & Entertainment Ltd (Canada) 8.250% due 03/01/24 ~	$625,000	$589,778
Golden Nugget Inc 6.750% due 10/15/24 ~	1,375,000	1,366,846
Hilton Domestic Operating Co Inc 3.750% due 05/01/29 ~	225,000	235,027
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24	1,200,000	1,261,374
IRB Holding Corp 7.000% due 06/15/25 ~	675,000	738,636
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	1,100,000	1,130,134
JetBlue Pass-Through Trust ‘B’ 7.750% due 05/15/30	500,000	546,146
LBM Acquisition LLC 6.250% due 01/15/29 ~	125,000	130,276
Marriott Ownership Resorts Inc 4.750% due 01/15/28	525,000	534,744
Mattel Inc
3.150% due 03/15/23	125,000	126,706
6.750% due 12/31/25 ~	1,025,000	1,082,882
New Red Finance Inc (Canada)
3.500% due 02/15/29 ~	300,000	300,187
3.875% due 01/15/28 ~	100,000	101,727
4.375% due 01/15/28 ~	600,000	619,014
PetSmart Inc 7.125% due 03/15/23 ~	925,000	925,833
PM General Purchaser LLC 9.500% due 10/01/28 ~	475,000	526,656
Scientific Games International Inc
7.000% due 05/15/28 ~	150,000	161,535
7.250% due 11/15/29 ~	350,000	384,717
8.250% due 03/15/26 ~	450,000	485,687
SeaWorld Parks & Entertainment Inc 9.500% due 08/01/25 ~	50,000	54,375
Six Flags Entertainment Corp 5.500% due 04/15/27 ~	1,075,000	1,105,906
Six Flags Theme Parks Inc 7.000% due 07/01/25 ~	25,000	27,047
Stars Group Holdings BV (Canada) 7.000% due 07/15/26 ~	250,000	263,594
STL Holding Co LLC 7.500% due 02/15/26 ~	650,000	674,375
Tesla Inc 5.300% due 08/15/25 ~	650,000	678,437
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	151,638	144,589
Viking Cruises Ltd 6.250% due 05/15/25 ~	525,000	516,414

		30,744,232

Consumer, Non-Cyclical - 18.6%

Acadia Healthcare Co Inc 5.000% due 04/15/29 ~	225,000	240,750
AdaptHealth LLC
4.625% due 08/01/29 ~	225,000	231,469
6.125% due 08/01/28 ~	200,000	215,250
Ahern Rentals Inc 7.375% due 05/15/23 ~	3,301,000	2,420,046
Albertsons Cos Inc
3.250% due 03/15/26 ~	100,000	101,625

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
3.500% due 03/15/29 ~	$50,000	$50,575
4.625% due 01/15/27 ~	50,000	53,240
5.875% due 02/15/28 ~	1,700,000	1,852,796
Allied Universal Holdco LLC 9.750% due 07/15/27 ~	2,300,000	2,511,002
Avantor Funding Inc 4.625% due 07/15/28 ~	450,000	476,438
Bausch Health Americas Inc 8.500% due 01/31/27 ~	1,250,000	1,391,981
Bausch Health Cos Inc
5.000% due 01/30/28 ~	125,000	128,974
5.000% due 02/15/29 ~	75,000	77,256
5.250% due 02/15/31 ~	25,000	26,165
6.125% due 04/15/25 ~	275,000	283,706
6.250% due 02/15/29 ~	825,000	897,344
9.000% due 12/15/25 ~	1,050,000	1,163,353
Charles River Laboratories International Inc
4.250% due 05/01/28 ~	800,000	839,352
5.500% due 04/01/26 ~	400,000	419,710
Community Health Systems Inc
5.625% due 03/15/27 ~	75,000	80,738
6.625% due 02/15/25 ~	1,675,000	1,766,045
Garda World Security Corp (Canada) 9.500% due 11/01/27 ~	497,000	551,267
HCA Inc
5.375% due 09/01/26	150,000	172,691
5.625% due 09/01/28	100,000	118,303
5.875% due 02/01/29	2,425,000	2,926,260
Jaguar Holding Co II 5.000% due 06/15/28 ~	775,000	828,281
JBS Investments II GmbH
5.750% due 01/15/28 ~	200,000	214,377
7.000% due 01/15/26 ~	1,150,000	1,243,092
JBS USA LUX SA
5.500% due 01/15/30 ~	650,000	747,669
6.500% due 04/15/29 ~	50,000	58,330
Kraft Heinz Foods Co
3.875% due 05/15/27 ~	175,000	188,724
3.950% due 07/15/25	251,000	276,530
4.375% due 06/01/46	1,350,000	1,460,685
5.000% due 07/15/35	900,000	1,091,401
5.200% due 07/15/45	400,000	475,640
Kronos Acquisition Holdings Inc (Canada) 5.000% due 12/31/26 ~	50,000	52,250
Legacy LifePoint Health LLC
4.375% due 02/15/27 ~	100,000	101,750
6.750% due 04/15/25 ~	50,000	53,816
LifePoint Health Inc 5.375% due 01/15/29 ~	100,000	100,055
ModivCare Inc 5.875% due 11/15/25 ~	225,000	238,359
MPH Acquisition Holdings LLC 5.750% due 11/01/28 ~	400,000	391,500
Pilgrim’s Pride Corp 5.875% due 09/30/27 ~	550,000	597,223
RegionalCare Hospital Partners Holdings Inc 9.750% due 12/01/26 ~	525,000	579,797
Select Medical Corp 6.250% due 08/15/26 ~	950,000	1,024,537

	Principal Amount	Value
Tenet Healthcare Corp
4.625% due 06/15/28 ~	$75,000	$78,703
4.875% due 01/01/26 ~	180,000	188,523
6.125% due 10/01/28 ~	225,000	235,244
6.250% due 02/01/27 ~	1,100,000	1,167,534
6.750% due 06/15/23	975,000	1,049,880
7.500% due 04/01/25 ~	25,000	27,348
Tms International Holding Corp 7.250% due 08/15/25 ~	1,416,000	1,444,320
Verscend Escrow Corp 9.750% due 08/15/26 ~	650,000	705,656

		33,617,560

Energy - 9.7%

Antero Midstream Partners LP
5.750% due 01/15/28 ~	800,000	770,080
7.875% due 05/15/26 ~	150,000	155,262
Antero Resources Corp
5.625% due 06/01/23	655,000	642,719
8.375% due 07/15/26 ~	450,000	460,436
Archrock Partners LP
6.250% due 04/01/28 ~	100,000	104,346
6.875% due 04/01/27 ~	475,000	512,406
Ascent Resources Utica Holdings LLC
7.000% due 11/01/26 ~	525,000	503,475
8.250% due 12/31/28 ~	125,000	125,000
Buckeye Partners LP
4.125% due 03/01/25 ~	25,000	25,344
4.500% due 03/01/28 ~	525,000	541,734
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	575,000	680,869
Cheniere Energy Partners LP 5.625% due 10/01/26	675,000	704,835
Comstock Resources Inc 9.750% due 08/15/26	807,000	866,699
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	50,000	51,401
5.750% due 01/30/28 ~	975,000	1,053,195
6.625% due 07/15/25 ~	50,000	53,578
Energy Transfer Operating LP 6.250% due 02/15/23	800,000	638,000
EnLink Midstream LLC 5.625% due 01/15/28 ~	50,000	51,199
EnLink Midstream Partners LP 4.150% due 06/01/25	100,000	98,250
Enterprise Products Operating LLC 5.375% due 02/15/78	600,000	607,106
EQM Midstream Partners LP
5.500% due 07/15/28	175,000	191,622
6.000% due 07/01/25 ~	75,000	82,219
6.500% due 07/01/27 ~	250,000	281,863
Global Partners LP 7.000% due 08/01/27	670,000	718,866
MPLX LP 6.875% due 02/15/23	650,000	628,875
Occidental Petroleum Corp
2.900% due 08/15/24	1,700,000	1,638,800
5.500% due 12/01/25	75,000	78,336
5.875% due 09/01/25	475,000	506,588
6.125% due 01/01/31	75,000	80,452
6.625% due 09/01/30	300,000	326,175

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
8.000% due 07/15/25	$100,000	$114,088
8.500% due 07/15/27	150,000	173,389
Range Resources Corp
5.000% due 03/15/23	374,000	365,351
9.250% due 02/01/26	500,000	523,250
Tallgrass Energy Partners LP
6.000% due 12/31/30 ~	650,000	671,733
Targa Resources Partners LP
4.875% due 02/01/31 ~	600,000	651,900
5.125% due 02/01/25	500,000	514,057
5.375% due 02/01/27	50,000	52,634
5.875% due 04/15/26	425,000	451,390
6.500% due 07/15/27	50,000	54,375
USA Compression Partners LP 6.875% due 09/01/27	775,000	828,684

		17,580,581

Financial - 7.1%

Air Lease Corp
3.125% due 12/01/30	525,000	546,228
3.250% due 10/01/29	350,000	370,982
Ally Financial Inc 5.750% due 11/20/25	1,100,000	1,281,494
GLP Capital LP REIT 5.750% due 06/01/28	875,000	1,038,944
Iron Mountain Inc REIT
4.500% due 02/15/31 ~	75,000	78,656
4.875% due 09/15/29 ~	925,000	976,800
5.000% due 07/15/28 ~	75,000	79,772
5.250% due 03/15/28 ~	100,000	105,717
OneMain Finance Corp
4.000% due 09/15/30	150,000	155,829
5.375% due 11/15/29	225,000	253,687
5.625% due 03/15/23	375,000	403,359
6.125% due 03/15/24	625,000	683,594
6.875% due 03/15/25	25,000	29,078
7.125% due 03/15/26	1,950,000	2,308,322
8.875% due 06/01/25	50,000	56,655
SBA Communications Corp REIT 3.875% due 02/15/27 ~	700,000	736,085
The Howard Hughes Corp
5.375% due 03/15/25 ~	1,850,000	1,912,438
5.375% due 08/01/28 ~	1,125,000	1,212,047
VICI Properties LP REIT
3.750% due 02/15/27 ~	175,000	179,239
4.250% due 12/01/26 ~	200,000	207,745
4.625% due 12/01/29 ~	200,000	214,338

		12,831,009

Industrial - 14.1%

Apex Tool Group LLC 9.000% due 02/15/23 ~	450,000	442,125
ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	700,000	748,125
Bombardier Inc (Canada)
5.750% due 03/15/22 ~	325,000	331,913
7.500% due 03/15/25 ~	525,000	487,594
Brand Industrial Services Inc 8.500% due 07/15/25 ~	650,000	665,437

	Principal Amount	Value
BWX Technologies Inc 4.125% due 06/30/28 ~	$650,000	$678,844
Cargo Aircraft Management Inc 4.750% due 02/01/28 ~	575,000	594,047
Gates Global LLC 6.250% due 01/15/26 ~	675,000	709,877
GFL Environmental Inc (Canada)
3.500% due 09/01/28 ~	225,000	229,828
3.750% due 08/01/25 ~	225,000	229,922
4.000% due 08/01/28 ~	75,000	75,703
5.125% due 12/15/26 ~	225,000	239,648
Granite US Holdings Corp 11.000% due 10/01/27 ~	800,000	892,000
Husky III Holding Ltd (Canada) 13.000% Cash or 13.750% PIK due 02/15/25 ~	175,000	190,859
Itron Inc 5.000% due 01/15/26 ~	1,725,000	1,765,969
Mauser Packaging Solutions Holding Co
5.500% due 04/15/24 ~	875,000	893,541
7.250% due 04/15/25 ~	1,375,000	1,390,469
Mueller Water Products Inc 5.500% due 06/15/26 ~	1,001,000	1,040,850
PowerTeam Services LLC 9.033% due 12/04/25 ~	675,000	752,699
Sensata Technologies BV 5.625% due 11/01/24 ~	1,175,000	1,316,781
Sensata Technologies Inc
3.750% due 02/15/31 ~	75,000	77,837
4.375% due 02/15/30 ~	1,150,000	1,239,844
Standard Industries Inc
3.375% due 01/15/31 ~	75,000	75,469
4.375% due 07/15/30 ~	175,000	187,471
4.750% due 01/15/28 ~	1,600,000	1,686,000
The Boeing Co
3.200% due 03/01/29	650,000	686,323
5.705% due 05/01/40	1,175,000	1,522,253
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	1,210,000	1,255,375
TransDigm Inc
5.500% due 11/15/27	375,000	394,800
6.250% due 03/15/26 ~	700,000	746,378
8.000% due 12/15/25 ~	225,000	249,208
TransDigm UK Holdings PLC 6.875% due 05/15/26	1,525,000	1,616,004
Vertical Holdco GmbH (Germany) 7.625% due 07/15/28 ~	625,000	682,422
Vertical US Newco Inc (Germany) 5.250% due 07/15/27 ~	525,000	557,484
Welbilt Inc 9.500% due 02/15/24	700,000	724,791

		25,377,890

Technology - 1.7%

BY Crown Parent LLC 4.250% due 01/31/26 ~	550,000	564,437
Entegris Inc 4.375% due 04/15/28 ~	525,000	560,438
ON Semiconductor Corp 3.875% due 09/01/28 ~	75,000	77,531

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Qorvo Inc 3.375% due 04/01/31 ~	$100,000	$103,375
Tempo Acquisition LLC
5.750% due 06/01/25 ~	125,000	133,281
6.750% due 06/01/25 ~	1,100,000	1,138,280
Veritas US Inc 7.500% due 09/01/25 ~	375,000	385,313

		2,962,655

Utilities - 2.4%

Calpine Corp 5.125% due 03/15/28 ~	550,000	579,362
NRG Energy Inc
3.625% due 02/15/31 ~	200,000	206,135
5.250% due 06/15/29 ~	300,000	330,694
7.250% due 05/15/26	390,000	412,035
PG&E Corp
5.000% due 07/01/28	575,000	613,137
5.250% due 07/01/30	75,000	82,594
Pike Corp
5.500% due 09/01/28 ~	625,000	661,719
Talen Energy Supply LLC
6.500% due 06/01/25	650,000	531,781
7.250% due 05/15/27 ~	100,000	106,669
7.625% due 06/01/28 ~	100,000	107,937
Vistra Operations Co LLC
5.000% due 07/31/27 ~	375,000	397,875
5.500% due 09/01/26 ~	200,000	208,690
5.625% due 02/15/27 ~	100,000	106,510

		4,345,138

Total Corporate Bonds & Notes (Cost $150,352,294)		159,703,120

SENIOR LOAN NOTES - 4.5%

Consumer, Cyclical - 3.1%

18 Fremont Street Acquisition LLC 9.500% (USD LIBOR + 8.000%) due 08/09/25 ± §	250,000	249,062
Bass Pro Group LLC Term B 5.750% (USD LIBOR + 5.000%) due 09/25/24 §	2,024,745	2,033,761
PetSmart Inc Term B-2 4.500% (USD LIBOR + 3.500%) due 03/11/22 §	492,399	492,399
SeaWorld Parks & Entertainment Inc Term B-5 3.750% (USD LIBOR + 3.000%) due 03/31/24 §	1,478,348	1,440,158
Spectacle Gary Holdings LLC 11.000% (USD LIBOR + 9.000%) due 12/23/25 §	582,770	582,770
11.250% (USD LIBOR + 8.000%) due 12/23/25 §	42,230	42,230
SRS Distribution Inc Term B 3.147% (USD LIBOR + 3.000%) due 05/24/25 §	595,431	587,085

	Principal Amount	Value
Tacala Investment Corp Term B (2nd Lien) 8.250% (USD LIBOR + 7.500%) due 02/05/28 §	$250,000	$247,625

		5,675,090

Consumer, Non-Cyclical - 0.0%

North American Lifting Holdings Inc (2nd Lien) 10.450% (USD LIBOR + 9.000%) due 11/27/21 * ± § YΩ	350,000	24,500

Energy - 0.3%

Traverse Midstream Partners LLC Term B 6.500% (USD LIBOR + 5.500%) due 09/27/24 §	474,852	469,114

Industrial - 0.8%

Dynasty Acquisition Co Inc 3.754% (USD LIBOR + 3.500%) due 04/08/26 §	642,220	614,480
Pactiv Evergreen Group Holdings Inc Term B 2.897% (USD LIBOR + 2.750%) due 02/05/23 §	395,510	394,176
Standard Aero Ltd 3.754% (USD LIBOR + 3.500%) due 04/08/26 §	345,280	330,366

		1,339,022

Technology - 0.3%

The Dun & Bradstreet Corp Term B 3.898% (USD LIBOR + 3.750%) due 02/08/26 §	595,500	596,393

Total Senior Loan Notes (Cost $8,049,325)		8,104,119

ASSET-BACKED SECURITIES - 1.5%

Benefit Street Partners CLO Ltd (Cayman)
6.168% (USD LIBOR + 5.950%) due 04/20/31 ~ §	250,000	232,956
6.918% (USD LIBOR + 6.700%) due 01/17/32 ~ §	250,000	246,906
Dryden Senior Loan Fund (Cayman)
7.021% (USD LIBOR + 6.800%) due 05/15/32 ~ §	425,000	425,819
7.437% (USD LIBOR + 7.200%) due 04/15/31 ~ §	250,000	205,367
Magnetite XXII Ltd (Cayman) 6.987% (USD LIBOR + 6.750%) due 04/15/31 ~ §	500,000	500,246
Neuberger Berman Loan Advisers CLO Ltd (Cayman)
6.968% (USD LIBOR + 6.750%) due 01/20/31 ~ §	300,000	300,743
6.968% (USD LIBOR + 6.750%) due 04/20/31 ~ §	500,000	501,372

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Voya CLO Ltd (Cayman) 7.717% (USD LIBOR + 7.480%) due 01/15/33 ~ §	$300,000	$301,056

Total Asset-Backed Securities (Cost $2,737,985)		2,714,465

	Shares
SHORT-TERM INVESTMENT - 2.0%

Money Market Fund - 2.0%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	3,704,835	3,704,835

Total Short-Term Investment (Cost $3,704,835)		3,704,835

TOTAL INVESTMENTS - 98.9% (Cost $168,437,268)		178,737,395

OTHER ASSETS & LIABILITIES, NET - 1.1%		2,012,567

NET ASSETS - 100.0%		$180,749,962

Notes to Schedule of Investments

(a)

An investment with a value of $24,500 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	An investment with a value of $24,500 or less than 0.1% of the Fund’s net assets was in default as of December 31, 2020.

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:

		Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$2,884,985	$2,884,985	$—	$—
	Exchange-Traded Funds	1,625,871	1,625,871	—	—
	Corporate Bonds & Notes	159,703,120	—	159,703,120	—
	Senior Loan Notes	8,104,119	—	7,830,557	273,562
	Asset-Backed Securities	2,714,465	—	2,714,465	—
	Short-Term Investment	3,704,835	3,704,835	—	—

	Total	$178,737,395	$8,215,691	$170,248,142	$273,562

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the period ended December 31, 2020:

Senior Loan Notes
Value, Beginning of Period	$2,825,470
Purchases	750,000
Sales (Includes Paydowns)	(737,621)
Accrued Discounts (Premiums)	24,676
Net Realized Gains (Losses)	(185,046)
Change in Net Unrealized Appreciation (Depreciation)	502,469
Transfers In	—
Transfers Out	(2,906,386)

Value, End of Period	$273,562

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$63,136

The table below shows transfers within Level 3:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$2,906,386	3	2	Unobservable Single Broker Quote	Vendor Price (Observable inputs)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM ESG CORE BOND

Schedule of Investments

December 31, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 59.9%

Communications - 2.7%

Charter Communications Operating LLC 2.300% due 02/01/32	$250,000	$250,374
Discovery Communications LLC 4.125% due 05/15/29	250,000	292,095
T-Mobile USA Inc 2.250% due 11/15/31 ~	125,000	128,527

		670,996

Consumer, Cyclical - 4.6%

Delta Air Lines Pass-Through Trust ‘AA’ 3.204% due 10/25/25	200,000	205,926
Ferguson Finance PLC 3.250% due 06/02/30 ~	200,000	223,349
Hasbro Inc 3.000% due 11/19/24	100,000	108,379
Las Vegas Sands Corp 2.900% due 06/25/25	100,000	104,709
Lowe’s Cos Inc 1.300% due 04/15/28	100,000	100,905
Marriott International Inc 3.500% due 10/15/32	100,000	109,606
Sands China Ltd (Macau) 4.600% due 08/08/23	200,000	212,898
Tractor Supply Co 1.750% due 11/01/30	100,000	100,670

		1,166,442

Consumer, Non-Cyclical - 12.7%

Amgen Inc 3.150% due 02/21/40	200,000	220,490
Anheuser-Busch InBev Worldwide Inc (Belgium) 3.750% due 07/15/42	500,000	568,850
Cigna Corp 3.050% due 10/15/27	300,000	336,456
CoStar Group Inc 2.800% due 07/15/30 ~	100,000	104,017
CVS Health Corp 1.750% due 08/21/30	300,000	301,860
General Mills Inc 2.875% due 04/15/30	200,000	221,996
Gilead Sciences Inc 1.650% due 10/01/30	150,000	150,731
HCA Inc 5.250% due 04/15/25	125,000	146,018
Heineken NV (Netherlands) 3.500% due 01/29/28 ~	200,000	227,792
Humana Inc 3.125% due 08/15/29	250,000	276,303
IHS Markit Ltd 3.625% due 05/01/24	100,000	109,234
Mondelez International Inc 2.750% due 04/13/30	200,000	219,821

	Principal Amount	Value
Sysco Corp 2.400% due 02/15/30	$100,000	$104,209
Takeda Pharmaceutical Co Ltd (Japan) 2.050% due 03/31/30	200,000	204,768

		3,192,545

Energy - 1.9%

Kinder Morgan Energy Partners LP 5.000% due 08/15/42	200,000	233,347
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	200,000	233,349

		466,696

Financial - 21.1%

American Tower Corp REIT 2.750% due 01/15/27	100,000	108,540
Banco Santander SA (Spain) 2.749% due 12/03/30	200,000	206,592
Bank of America Corp 4.183% due 11/25/27	375,000	435,267
Citigroup Inc
2.572% due 06/03/31	250,000	266,540
4.125% due 07/25/28	250,000	292,530
Duke Realty LP REIT 3.250% due 06/30/26	250,000	280,313
HSBC Holdings PLC (United Kingdom) 2.099% due 06/04/26	250,000	260,007
JPMorgan Chase & Co 2.956% due 05/13/31	250,000	274,397
KeyCorp 2.550% due 10/01/29	150,000	162,505
Morgan Stanley 3.772% due 01/24/29	500,000	579,765
PNC Bank NA 2.700% due 10/22/29	250,000	273,634
Prudential PLC (United Kingdom) 3.125% due 04/14/30	100,000	113,451
Reliance Standard Life Global Funding II 2.750% due 01/21/27 ~	200,000	210,421
Standard Chartered PLC (United Kingdom) 3.885% due 03/15/24 ~	200,000	212,885
The Goldman Sachs Group Inc 3.814% due 04/23/29	500,000	579,466
Truist Bank 2.636% due 09/17/29	250,000	264,587
UDR Inc REIT 3.500% due 01/15/28	250,000	280,629
Ventas Realty LP REIT 2.650% due 01/15/25	250,000	267,814
Weyerhaeuser Co REIT 4.000% due 11/15/29	200,000	236,377

		5,305,720

Industrial - 8.0%

Allegion US Holding Co Inc 3.550% due 10/01/27	300,000	328,450
CSX Corp 2.400% due 02/15/30	150,000	162,425
Flowserve Corp 3.500% due 10/01/30	250,000	266,932

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS ESG CORE BOND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Keysight Technologies Inc 3.000% due 10/30/29	$250,000	$276,196
Lennox International Inc 1.700% due 08/01/27	200,000	203,631
Masco Corp 3.500% due 11/15/27	300,000	340,856
Parker-Hannifin Corp 3.250% due 06/14/29	200,000	227,102
Ryder System Inc 2.500% due 09/01/24	200,000	212,553

		2,018,145

Technology - 6.0%

Broadcom Inc 4.150% due 11/15/30	250,000	289,574
Citrix Systems Inc 3.300% due 03/01/30	125,000	138,243
Dell International LLC 4.900% due 10/01/26 ~	300,000	354,430
Fiserv Inc 3.500% due 07/01/29	250,000	285,844
Hewlett Packard Enterprise Co 1.750% due 04/01/26	250,000	259,275
International Business Machines Corp 3.500% due 05/15/29	150,000	173,682

		1,501,048

Utilities - 2.9%

CMS Energy Corp 3.000% due 05/15/26	100,000	110,357
Duquesne Light Holdings Inc 2.532% due 10/01/30 ~	100,000	103,598
Enel Finance International NV (Italy) 2.650% due 09/10/24 ~	200,000	213,194
Exelon Corp 4.050% due 04/15/30	250,000	296,126

		723,275

Total Corporate Bonds & Notes (Cost $14,947,626)		15,044,867

MORTGAGE-BACKED SECURITIES - 5.1%

Fannie Mae - 3.1%
2.000% due 09/01/35	241,008	251,998
2.000% due 12/01/35	497,283	520,227

		772,225

Freddie Mac - 2.0%

2.000% due 12/01/35	496,956	519,786

Total Mortgage-Backed Securities (Cost $1,289,261)		1,292,011

ASSET-BACKED SECURITIES - 6.1%

Magnetite Ltd (Cayman) 1.487% (USD LIBOR + 1.270%) due 10/25/31 ~ §	250,000	250,025
Navient Student Loan Trust 1.320% due 08/26/69 ~	222,703	223,486

	Principal Amount	Value
Palmer Square CLO Ltd (Cayman) 1.330% (USD LIBOR + 1.100%) due 07/16/31 ~ §	$250,000	$249,570
Santander Drive Auto Receivables Trust 2.790% due 01/16/24	230,000	232,264
Signal Peak CLO Ltd (Cayman) 1.425% (USD LIBOR + 1.210%) due 10/26/29 ~ §	250,000	249,958
SMB Private Education Loan Trust 3.050% due 05/15/26 ~	313,342	315,928

Total Asset-Backed Securities (Cost $1,520,925)		1,521,231

U.S. TREASURY OBLIGATIONS - 27.9%

U.S. Treasury Bonds - 2.0%
1.625% due 11/15/50	500,000	497,148

U.S. Treasury Notes - 25.9%

0.125% due 11/30/22	3,500,000	3,500,547
0.375% due 11/30/25	1,500,000	1,501,875
0.875% due 11/15/30	1,500,000	1,494,375

		6,496,797

Total U.S. Treasury Obligations (Cost $6,997,513)		6,993,945

SHORT-TERM INVESTMENT - 0.5%

Money Market Fund - 0.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	131,580	131,580

Total Short-Term Investment (Cost $131,580)		131,580

TOTAL INVESTMENTS - 99.5% (Cost $24,886,905)		24,983,634

OTHER ASSETS & LIABILITIES, NET - 0.5%		121,382

NET ASSETS - 100.0%		$25,105,016

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS ESG CORE BOND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:

		Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$15,044,867	$—	$15,044,867	$—
	Mortgage-Backed Securities	1,292,011	—	1,292,011	—
	Asset-Backed Securities	1,521,231	—	1,521,231	—
	U.S. Treasury Obligations	6,993,945	—	6,993,945	—
	Short-Term Investment	131,580	131,580	—	—

	Total	$24,983,634	$131,580	$24,852,054	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments

December 31, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 3.4%

Consumer, Cyclical - 0.4%

BMW US Capital LLC (Germany) 3.400% due 08/13/21 ~	$100,000	$101,887

Financial - 1.3%

Avolon Holdings Funding Ltd (Ireland) 3.950% due 07/01/24 ~	100,000	105,685
Bank of America Corp 5.875% due 03/15/28	10,000	11,324
BOC Aviation Ltd (Singapore) 2.375% due 09/15/21 ~	200,000	201,220

		318,229

Industrial - 1.7%

Aviation Capital Group LLC 2.875% due 01/20/22 ~	200,000	202,539
Komatsu Finance America Inc 2.437% due 09/11/22 ~	200,000	206,805

		409,344

Total Corporate Bonds & Notes (Cost $815,746)		829,460

MORTGAGE-BACKED SECURITIES - 15.0%

Collateralized Mortgage Obligations - Residential - 4.5%

Chevy Chase Funding LLC Mortgage-Backed Certificates 0.508% (USD LIBOR + 0.360%) due 03/25/35 ~ §	93,258	94,359
CHL Mortgage Pass-Through Trust 4.366% due 01/19/34 §	8,698	8,813
Credit Suisse Mortgage Trust 0.298% (USD LIBOR + 0.150%) due 09/29/36 ~ §	222,246	216,758
Fannie Mae REMICS 0.498% (USD LIBOR + 0.350%) due 07/25/37 §	15,275	15,326
0.528% (USD LIBOR + 0.380%) due 07/25/37 §	22,905	23,054
0.588% (USD LIBOR + 0.440%) due 05/25/36 §	11,414	11,491
0.593% (USD LIBOR + 0.445%) due 02/25/37 §	4,709	4,742
Government National Mortgage Association 0.599% (USD LIBOR + 0.150%) due 08/20/68 §	76,412	75,820
GSR Mortgage Loan Trust 3.201% due 09/25/35 §	6,454	6,664
Hawksmoor Mortgages (United Kingdom) 1.104% (SONIA + 1.050%) due 05/25/53 ~ §	GBP 211,390	290,048
JP Morgan Mortgage Trust 3.524% due 06/25/35 §	$21,110	21,651
Merrill Lynch Mortgage Investors Trust 2.529% due 12/25/34 §	27,340	27,542

	Principal Amount	Value
Towd Point Mortgage Funding PLC (United Kingdom) 1.073% (GBP LIBOR + 1.025%) due 10/20/51 ~ §	GBP 181,749	$249,876
WaMu Mortgage Pass-Through Certificates Trust 0.888% (USD LIBOR + 0.740%) due 01/25/45 §	$32,566	31,929

		1,078,073

Fannie Mae - 8.8%

due 02/01/51 #	370,000	391,626
due 02/01/51 #	500,000	524,294
due 03/01/51 #	370,000	388,760
due 03/01/51 #	810,000	838,507

		2,143,187

Government National Mortgage Association - 1.7%

due 03/20/51 #	400,000	421,812

Total Mortgage-Backed Securities (Cost $3,586,193)		3,643,072

ASSET-BACKED SECURITIES - 5.2%

Asset Backed Funding Corp Trust 0.748% (USD LIBOR + 0.600%) due 10/25/34 §	21,723	21,437
Crown Point CLO 5 Ltd (Cayman) 1.158% (USD LIBOR + 0.940%) due 07/17/28 ~ §	177,902	177,680
Freddie Mac Structured Pass-Through Certificates 0.288% (USD LIBOR + 0.140%) due 09/25/31 §	665	660
Home Equity Asset Trust 1.003% (USD LIBOR + 0.855%) due 08/25/34 §	18,008	17,922
LoanCore Issuer Ltd (Cayman) 1.289% (USD LIBOR + 1.130%) due 05/15/36 ~ §	100,000	99,538
Loomis Sayles CLO II Ltd (Cayman) 1.137% (USD LIBOR + 0.900%) due 04/15/28 ~ §	235,539	234,787
MidOcean Credit CLO IV (Cayman) 1.037% (USD LIBOR + 0.800%) due 04/15/27 ~ §	172,124	171,751
Saxon Asset Securities Trust 0.458% (USD LIBOR + 0.310%) due 09/25/37 §	19,999	19,454
TICP CLO II-2 Ltd (Cayman) 1.058% (USD LIBOR + 0.840%) due 04/20/28 ~ §	407,653	405,460
Venture 35 CLO Ltd (Cayman) 1.366% (USD LIBOR + 1.650%) due 10/22/31 ~ §	100,000	100,126

Total Asset-Backed Securities (Cost $1,252,548)		1,248,815

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 106.5%

U.S. Treasury Inflation Protected Securities - 106.5%

0.125% due 04/15/22 ^	$920,793	$940,171
0.125% due 07/15/22 ^	249,106	256,831
0.125% due 01/15/23 ^	689,263	716,077
0.125% due 07/15/26 ^	325,890	358,499
0.125% due 01/15/30 ^	2,246,795	2,507,679
0.125% due 07/15/30 ^	203,118	227,961
0.250% due 07/15/29 ^	386,825	438,091
0.375% due 07/15/25 ^	225,094	247,289
0.375% due 07/15/27 ^	1,767,020	1,988,689
0.500% due 04/15/24 ^	3,303,776	3,541,983
0.500% due 01/15/28 ^	1,192,862	1,353,070
0.625% due 07/15/21 ^	1,233,871	1,249,947
0.625% due 04/15/23 ^	1,090,232	1,148,096
0.625% due 01/15/24 ^	1,357,007	1,456,646
0.625% due 01/15/26 ^	821,895	917,661
0.625% due 02/15/43 ^	22,651	28,264
0.750% due 07/15/28 ^	1,099,570	1,279,334
0.750% due 02/15/42 ^	115,236	146,814
0.750% due 02/15/45 ^	176,923	228,405
0.875% due 01/15/29 ^	1,938,712	2,279,346
0.875% due 02/15/47 ^	242,705	326,683
1.000% due 02/15/46 ^	237,371	324,076
1.000% due 02/15/49 ^	41,391	58,355
1.375% due 02/15/44 ^	1,910,515	2,753,892
2.000% due 01/15/26 ^	278,129	330,781
2.125% due 02/15/41 ^	356,712	559,888
3.375% due 04/15/32 ^	86,551	131,922
3.875% due 04/15/29 ^	55,438	79,910

Total U.S. Treasury Obligations (Cost $24,235,920)		25,876,360

FOREIGN GOVERNMENT BONDS & NOTES - 9.5%

Australia Government (Australia) 1.250% due 02/21/22 ^ ~	AUD 975,250	898,570
French Republic Government OAT (France) 0.100% due 03/01/26 ^ ~	EUR 99,620	131,475
0.250% due 07/25/24 ^ ~	106,184	138,288
Italy Buoni Poliennali Del Tesoro (Italy) 1.400% due 05/26/25 ^ ~	600,000	776,066
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 410,000	366,843

Total Foreign Government Bonds & Notes (Cost $2,027,919)		2,311,242

TOTAL INVESTMENTS - 139.6% (Cost $31,918,326)		33,908,949

DERIVATIVES - (0.2%)		(43,175)

OTHER ASSETS & LIABILITIES, NET - (39.4%)		(9,573,687)

NET ASSETS - 100.0%		$24,292,087

Notes to Schedule of Investments

(a)	The average amount of borrowings by the Fund on sale-buyback financing transactions during the nine-month period ended December 31, 2020 was $8,680,599 at a weighted average interest rate of 0.024%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

(b)	Open futures contracts outstanding as of December 31, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bund	03/21	1	$216,942	$217,014	$72
U.S. Treasury 5-Year Notes	03/21	28	3,524,538	3,532,594	8,056
U.S. Treasury Long Bonds	03/21	6	1,047,618	1,039,125	(8,493)

					(365)

Short Futures Outstanding
Australia 3-Year Bonds	03/21	5	452,354	452,694	(340)
Euro-Bobl	03/21	9	1,487,312	1,486,284	1,028
Euro-BTP	03/21	2	369,718	371,406	(1,688)
Euro-Schatz	03/21	7	960,947	960,125	822
U.S. Treasury 2-Year Notes	03/21	12	2,648,891	2,651,719	(2,828)
U.S. Treasury 10-Year Notes	03/21	29	3,996,296	4,004,266	(7,970)
U.S. Treasury Ultra 10-Year Notes	03/21	8	1,253,021	1,250,875	2,146
U.S. Treasury Ultra 30-Year Bonds	03/21	2	426,013	427,125	(1,112)

					(9,942)

Total Futures Contracts					($10,307)

(c)	Forward foreign currency contracts outstanding as of December 31, 2020 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
EUR	13,000	USD	15,869	01/21	RBS	$16	$—
EUR	872,000	USD	1,066,936	01/21	SCB	—	(1,529)
GBP	22,000	USD	29,697	01/21	UBS	390	—
USD	395,946	AUD	538,246	01/21	JPM	—	(19,053)
USD	100,330	AUD	136,195	01/21	SCB	—	(4,679)
USD	336,982	AUD	458,330	01/21	UBS	—	(16,400)
USD	12,270	EUR	10,000	01/21	BRC	53	—
USD	1,044,302	EUR	872,000	01/21	SCB	—	(21,105)
USD	1,067,653	EUR	872,000	02/21	SCB	1,535	—
USD	27,311	GBP	20,000	01/21	JPM	—	(41)
USD	541,371	GBP	405,000	01/21	SCB	—	(12,500)
USD	359,599	NZD	512,000	01/21	GSC	—	(8,805)

Total Forward Foreign Currency Contracts						$1,994	($84,112)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

(d)	Purchased options outstanding as of December 31, 2020 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 1-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	0.344%	11/17/22	MSC	$1,900,000	$2,128	$3,126

Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.190%	11/02/22	MSC	EUR 60,000	4,375	4,105
Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.197%	11/04/22	BRC	200,000	14,957	13,537

							19,332	17,642

Total Interest Rate Swaptions							$21,460	$20,768

Options on Futures

Description		Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - U.S. Treasury 2-Year Notes (03/21)		$111.00	02/19/21	CME	12	$2,664,000	$99	$—
Call - Euro-Schatz (02/21)		EUR 114.40	02/19/21	EUX	7	EUR 800,800	50	43
Call - Euro-Bobl (02/21)		139.50	02/19/21	EUX	9	1,255,000	65	55

							$214	$98

Total Purchased Options							$21,674	$20,866

(e) Premiums received and value of written options outstanding as of December 31, 2020 were as follows:

Credit Default Swaptions on Credit Indices - Buy Protection

Description			Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - iTraxx Main 34 5Y			0.400%	03/17/21	GSC	EUR 100,000	$63	($57)
Call - iTraxx Main 34 5Y			0.375%	04/21/21	BRC	400,000	160	(195)

							223	(252)

Credit Default Swaptions on Credit Indices - Sell Protection

Put - iTraxx Main 34 5Y			0.700%	03/17/21	BRC	100,000	139	(133)
Put - iTraxx Main 34 5Y			0.750%	03/17/21	GSC	100,000	111	(112)
Put - CDX IG33 5Y			2.500%	03/17/21	GSC	$100,000	70	(11)
Put - iTraxx Main 32 5Y			2.500%	03/17/21	GSC	EUR 100,000	77	—
Put - iTraxx Main 34 5Y			0.750%	04/21/21	BRC	400,000	761	(680)

							1,158	(936)

Total Credit Default Swaptions on Credit Indices							$1,381	($1,188)

Inflation Floor/Cap Options
Description	Initial Index	Floating Rate		Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/ Initial Index - (1 + 4.000%)10]		04/22/24	JPM	$1,900,000	$13,823	($33)
Cap - U.S. CPI Urban Consumers	234.78	Maximum of [0, Final Index/ Initial Index - (1 + 4.000%)10]		05/16/24	JPM	200,000	1,390	—

							$15,213	($33)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate		Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 1-Year Interest Rate Swap	Receive	3-Month EUR-LIBOR	(0.526%	)	11/17/22	GSC	EUR 1,600,000	$2,489	($2,146)

Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%		11/02/22	MSC	200,000	4,851	(4,095)
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%		11/04/22	BRC	600,000	14,726	(12,353)

								19,577	(16,448)

Total Interest Rate Swaptions								$22,066	($18,594)

Total Written Options								$38,660	($19,815)

(f)	Swap agreements outstanding as of December 31, 2020 were as follows:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount(2)	Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG34 5Y	Q	1.000%	06/20/25	ICE	$600,000	($9,995)	($6,375)	($3,620)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.030%	U.S. CPI Urban Consumers	Z / Z	LCH	06/18/21	$200,000	($2,205)	$10	($2,215)
1.690%	U.S. CPI Urban Consumers	Z / Z	LCH	08/07/21	200,000	(2,089)	(10)	(2,079)
1.825%	U.S. CPI Urban Consumers	Z / Z	LCH	08/14/21	200,000	(1,675)	—	(1,675)
1.840%	U.S. CPI Urban Consumers	Z / Z	LCH	08/14/21	100,000	(822)	(5)	(817)
1.863%	U.S. CPI Urban Consumers	Z / Z	LCH	08/26/21	200,000	(1,343)	(20)	(1,323)
(0.526%)	3-Month EUR-LIBOR	A / Q	LCH	11/21/23	EUR 800,000	(68)	—	(68)
3.850%	GBP Retail Price	Z / Z	LCH	09/15/24	GBP 200,000	17,183	—	17,183
3.330%	GBP Retail Price	Z / Z	LCH	01/15/25	400,000	14,507	11,260	3,247
2.335%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/28	$190,000	6,836	338	6,498
2.364%	U.S. CPI Urban Consumers	Z / Z	LCH	05/10/28	50,000	2,080	—	2,080
2.379%	U.S. CPI Urban Consumers	Z / Z	LCH	07/09/28	500,000	21,239	(288)	21,527
3.593%	GBP Retail Price	Z / Z	LCH	11/15/28	GBP 45,000	4,299	—	4,299
2.165%	U.S. CPI Urban Consumers	Z / Z	LCH	04/16/29	$100,000	909	—	909
1.998%	U.S. CPI Urban Consumers	Z / Z	LCH	07/25/29	100,000	(694)	—	(694)
1.760%	U.S. CPI Urban Consumers	Z / Z	LCH	11/04/29	400,000	(14,802)	(708)	(14,094)
3.400%	GBP Retail Price	Z / Z	LCH	06/15/30	GBP 200,000	20,875	2,555	18,320
3.475%	GBP Retail Price	Z / Z	LCH	08/15/30	200,000	3,070	2,476	594
1.387%	Eurostat Eurozone HICP	Z / Z	LCH	08/15/49	EUR 20,000	(244)	—	(244)

						$67,056	$15,608	$51,448

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Interest Rate Swaps - Short

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.090%	Eurostat Eurozone HICP	Z / Z	LCH	05/15/22	EUR 200,000	$1,506	$—	$1,506
2.210%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/23	$120,000	(2,104)	—	(2,104)
2.263%	U.S. CPI Urban Consumers	Z / Z	LCH	04/27/23	60,000	(1,428)	—	(1,428)
2.263%	U.S. CPI Urban Consumers	Z / Z	LCH	05/09/23	120,000	(2,801)	—	(2,801)
2.281%	U.S. CPI Urban Consumers	Z / Z	LCH	05/10/23	180,000	(4,695)	—	(4,695)
0.394%	3-Month USD-LIBOR	S / Q	LCH	11/21/23	800,000	(784)	—	(784)
1.030%	France CPI Ex Tobacco	Z / Z	LCH	03/15/24	EUR 140,000	(4,764)	(53)	(4,711)
1.798%	U.S. CPI Urban Consumers	Z / Z	LCH	08/25/27	$500,000	16,354	—	16,354
1.890%	U.S. CPI Urban Consumers	Z / Z	LCH	08/27/27	500,000	12,707	—	12,707
3.250%	3-Month NZD-Bank Bills	S / Q	CME	03/21/28	NZD 100,000	(13,383)	290	(13,673)

						$608	$237	$371

Total Interest Rate Swaps						$67,664	$15,845	$51,819

Total Swap Agreements						$57,669	$9,470	$48,199

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:

		Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$829,460	$—	$829,460	$—
	Mortgage-Backed Securities	3,643,072	—	3,643,072	—
	Asset-Backed Securities	1,248,815	—	1,248,815	—
	U.S. Treasury Obligations	25,876,360	—	25,876,360	—
	Foreign Government Bonds & Notes	2,311,242	—	2,311,242	—
	Derivatives:
	Foreign Exchange Contracts
	Forward Foreign Currency Contracts	1,994	—	1,994	—
	Interest Rate Contracts
	Futures	12,124	12,124	—	—
	Purchased Options	20,866	—	20,866	—
	Swaps	105,224	—	105,224	—

	Total Interest Rate Contracts	138,214	12,124	126,090	—

	Total Assets - Derivatives	140,208	12,124	128,084	—

	Total Assets	34,049,157	12,124	34,037,033	—

Liabilities	Sale-buyback Financing Transactions	(7,440,684)	—	(7,440,684)	—
	Derivatives:
	Credit Contracts
	Written Options	(1,188)	—	(1,188)	—
	Swaps	(3,620)	—	(3,620)	—

	Total Credit Contracts	(4,808)	—	(4,808)	—
	Foreign Exchange Contracts
	Forward Foreign Currency Contracts	(84,112)	—	(84,112)	—
	Interest Rate Contracts
	Futures	(22,431)	(22,431)	—	—
	Written Options	(18,627)	—	(18,627)	—
	Swaps	(53,405)	—	(53,405)	—

	Total Interest Rate Contracts	(94,463)	(22,431)	(72,032)	—

	Total Liabilities - Derivatives	(183,383)	(22,431)	(160,952)	—

	Total Liabilities	(7,624,067)	(22,431)	(7,601,636)	—

	Total	$26,425,090	($10,307)	$26,435,397	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments

December 31, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 37.3%

Basic Materials - 0.7%

Anglo American Capital PLC (South Africa) 3.625% due 09/11/24 ~	$465,000	$506,299
ArcelorMittal SA (Luxembourg) 3.600% due 07/16/24	70,000	75,566
4.550% due 03/11/26	10,000	11,238
7.250% due 10/15/39	80,000	112,380
Barrick Gold Corp (Canada) 5.250% due 04/01/42	30,000	41,381
Barrick North America Finance LLC (Canada) 5.700% due 05/30/41	90,000	130,400
DuPont de Nemours Inc 5.319% due 11/15/38	125,000	169,306
Freeport-McMoRan Inc 4.625% due 08/01/30	20,000	21,986
5.400% due 11/14/34	10,000	12,531
5.450% due 03/15/43	180,000	224,435
Glencore Funding LLC (Australia) 2.500% due 09/01/30 ~	135,000	137,775
3.875% due 10/27/27 ~	10,000	11,292
4.000% due 03/27/27 ~	320,000	362,336
4.125% due 03/12/24 ~	150,000	165,206
LYB International Finance III LLC 1.250% due 10/01/25	60,000	61,093
3.375% due 05/01/30	85,000	95,369
Nutrien Ltd (Canada) 5.000% due 04/01/49	65,000	89,897
Nutrition & Biosciences Inc 1.832% due 10/15/27 ~	280,000	288,641
3.468% due 12/01/50 ~	140,000	152,086
Southern Copper Corp (Peru) 6.750% due 04/16/40	260,000	391,360
Steel Dynamics Inc 1.650% due 10/15/27	135,000	139,292
Suzano Austria GmbH (Brazil) 3.750% due 01/15/31	140,000	148,715
Vale Overseas Ltd (Brazil) 3.750% due 07/08/30	95,000	105,784
6.875% due 11/21/36	48,000	70,470
Yamana Gold Inc (Canada) 4.625% due 12/15/27	90,000	98,508

		3,623,346

Communications - 3.1%

Alphabet Inc 0.450% due 08/15/25	20,000	20,054
0.800% due 08/15/27	30,000	29,885
1.100% due 08/15/30	30,000	29,582
2.050% due 08/15/50	50,000	47,776
Altice France SA (France) 7.375% due 05/01/26 ~	400,000	421,500
Amazon.com Inc 0.800% due 06/03/25	60,000	60,933
1.200% due 06/03/27	70,000	71,493
1.500% due 06/03/30	70,000	71,148
2.500% due 06/03/50	220,000	228,278
3.875% due 08/22/37	70,000	87,326
4.250% due 08/22/57	10,000	14,250

	Principal Amount	Value
4.950% due 12/05/44	$60,000	$88,089
America Movil SAB de CV (Mexico) 2.875% due 05/07/30	200,000	217,010
AT&T Inc 1.650% due 02/01/28	130,000	132,751
2.250% due 02/01/32	10,000	10,158
2.300% due 06/01/27	1,190,000	1,269,851
3.100% due 02/01/43	240,000	243,503
3.500% due 06/01/41	275,000	296,919
3.550% due 09/15/55 ~	99,000	98,669
3.800% due 02/15/27	30,000	34,543
4.350% due 06/15/45	32,000	36,974
CCO Holdings LLC 4.500% due 08/15/30 ~	10,000	10,625
4.500% due 05/01/32 ~	230,000	245,863
5.125% due 05/01/27 ~	130,000	138,128
Charter Communications Operating LLC 3.700% due 04/01/51	205,000	213,281
4.464% due 07/23/22	800,000	843,600
4.800% due 03/01/50	20,000	23,903
4.908% due 07/23/25	280,000	325,511
5.375% due 04/01/38	20,000	25,005
5.750% due 04/01/48	10,000	13,095
6.384% due 10/23/35	20,000	27,438
6.834% due 10/23/55	30,000	45,540
Comcast Corp 1.500% due 02/15/31	195,000	193,814
2.800% due 01/15/51	285,000	296,852
3.150% due 03/01/26	30,000	33,514
3.250% due 11/01/39	185,000	209,972
3.300% due 04/01/27	20,000	22,771
3.375% due 08/15/25	20,000	22,336
3.400% due 04/01/30	30,000	34,608
3.450% due 02/01/50	40,000	47,156
3.750% due 04/01/40	10,000	12,049
3.950% due 10/15/25	220,000	252,864
3.999% due 11/01/49	51,000	64,319
4.000% due 03/01/48	10,000	12,584
4.250% due 10/15/30	400,000	492,672
4.700% due 10/15/48	20,000	27,868
5.650% due 06/15/35	20,000	28,721
Corning Inc 5.750% due 08/15/40	60,000	80,578
Cox Communications Inc 1.800% due 10/01/30 ~	115,000	114,966
2.950% due 10/01/50 ~	100,000	102,247
Discovery Communications LLC 3.625% due 05/15/30	175,000	200,595
DISH DBS Corp 5.875% due 11/15/24	90,000	94,500
Expedia Group Inc 3.800% due 02/15/28	800,000	859,956
Fox Corp 5.476% due 01/25/39	80,000	109,709
Netflix Inc 5.375% due 02/01/21	20,000	20,113
Prosus NV (China) 3.832% due 02/08/51 ~	260,000	255,383
Rogers Communications Inc (Canada) 3.700% due 11/15/49	140,000	165,664

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Sprint Capital Corp 8.750% due 03/15/32	$130,000	$205,969
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	37,500	37,911
4.738% due 09/20/29 ~	450,000	488,797
Telefonica Emisiones SA (Spain) 5.213% due 03/08/47	150,000	193,682
The Interpublic Group of Cos Inc 4.000% due 03/15/22	800,000	831,410
The Walt Disney Co 2.650% due 01/13/31	780,000	855,377
3.500% due 05/13/40	170,000	199,841
Time Warner Cable LLC 5.875% due 11/15/40	50,000	66,867
6.550% due 05/01/37	110,000	151,004
6.750% due 06/15/39	20,000	28,499
7.300% due 07/01/38	190,000	281,895
Time Warner Entertainment Co LP 8.375% due 07/15/33	20,000	30,961
T-Mobile USA Inc 2.050% due 02/15/28 ~	10,000	10,414
2.550% due 02/15/31 ~	40,000	42,053
3.000% due 02/15/41 ~	290,000	301,193
3.500% due 04/15/25 ~	230,000	254,375
3.750% due 04/15/27 ~	435,000	495,813
3.875% due 04/15/30 ~	280,000	324,593
United Group BV (Netherlands) 4.875% due 07/01/24 ~	EUR 600,000	750,831
Verizon Communications Inc 0.850% due 11/20/25	$30,000	30,243
1.750% due 01/20/31	70,000	69,735
2.625% due 08/15/26	20,000	21,921
2.650% due 11/20/40	276,000	279,142
2.875% due 11/20/50	220,000	221,876
3.150% due 03/22/30	305,000	342,132
3.376% due 02/15/25	79,000	87,759
3.850% due 11/01/42	345,000	409,386
4.000% due 03/22/50	30,000	36,394
4.125% due 08/15/46	30,000	36,897
4.329% due 09/21/28	5,000	6,022
4.400% due 11/01/34	90,000	112,353
4.500% due 08/10/33	520,000	655,791
4.862% due 08/21/46	20,000	27,030
5.500% due 03/16/47	30,000	43,739
ViacomCBS Inc 4.000% due 01/15/26	105,000	120,224
4.375% due 03/15/43	110,000	129,958
Vodafone Group PLC (United Kingdom) 4.375% due 05/30/28	90,000	107,813

		17,468,392

Consumer, Cyclical - 3.6%

Alaska Airlines Pass-Through Trust ‘A’ 4.800% due 02/15/29 ~	1,000,000	1,104,610
Alimentation Couche-Tard Inc (Canada) 2.950% due 01/25/30 ~	200,000	218,877
AutoZone Inc 3.625% due 04/15/25	180,000	201,790
Costco Wholesale Corp 1.375% due 06/20/27	60,000	61,866

	Principal Amount	Value
1.600% due 04/20/30	$40,000	$41,017
Delta Air Lines Inc 2.900% due 10/28/24	80,000	78,973
3.400% due 04/19/21	80,000	80,529
3.625% due 03/15/22	40,000	41,163
3.800% due 04/19/23	10,000	10,272
4.500% due 10/20/25 ~	70,000	74,844
4.750% due 10/20/28 ~	60,000	65,539
7.000% due 05/01/25 ~	440,000	508,295
7.375% due 01/15/26	50,000	57,152
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	696,380	714,146
Dollar General Corp 4.125% due 04/03/50	135,000	171,172
Ford Motor Credit Co LLC 2.109% (EUR LIBOR + 0.370%) due 12/01/21 §	EUR 800,000	968,553
2.770% (USD LIBOR + 2.550%) due 01/07/21 §	$1,000,000	999,912
4.000% due 11/13/30	200,000	210,636
4.125% due 08/17/27	200,000	209,750
5.875% due 08/02/21	200,000	204,950
General Motors Co 5.150% due 04/01/38	20,000	24,048
5.950% due 04/01/49	20,000	27,070
6.125% due 10/01/25	45,000	54,618
6.250% due 10/02/43	40,000	53,961
General Motors Financial Co Inc 0.009% (EUR LIBOR + 0.550%) due 03/26/22 ~ §	EUR 700,000	854,237
2.750% due 06/20/25	$180,000	192,596
4.250% due 05/15/23	30,000	32,353
4.350% due 01/17/27	20,000	22,789
Hanesbrands Inc 5.375% due 05/15/25 ~	40,000	42,371
Hasbro Inc 3.900% due 11/19/29	118,000	133,768
Hilton Domestic Operating Co Inc 5.375% due 05/01/25 ~	20,000	21,270
5.750% due 05/01/28 ~	20,000	21,788
Hilton Worldwide Finance LLC 4.875% due 04/01/27	130,000	137,839
Hyundai Capital America 1.150% due 11/10/22 ~	446,000	446,517
2.375% due 10/15/27 ~	300,000	314,891
2.650% due 02/10/25 ~	150,000	159,190
Kia Motors Corp (South Korea) 3.250% due 04/21/26 ~	200,000	219,181
Las Vegas Sands Corp 3.200% due 08/08/24	50,000	52,985
Latam Airlines Pass-Through Trust ‘A’ (Chile) 4.200% due 08/15/29	765,170	715,434
Levi Strauss & Co 5.000% due 05/01/25	30,000	30,788
Lowe’s Cos Inc 1.300% due 04/15/28	100,000	100,905
3.700% due 04/15/46	200,000	237,160
4.500% due 04/15/30	20,000	24,902
Marriott International Inc 3.500% due 10/15/32	900,000	986,457

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
McDonald’s Corp 1.450% due 09/01/25	$10,000	$10,377
3.300% due 07/01/25	30,000	33,435
3.500% due 03/01/27	20,000	22,913
3.500% due 07/01/27	10,000	11,480
3.600% due 07/01/30	270,000	316,791
3.625% due 09/01/49	10,000	11,757
3.700% due 01/30/26	40,000	45,584
3.800% due 04/01/28	30,000	35,097
4.200% due 04/01/50	70,000	90,077
MDC Holdings Inc 6.000% due 01/15/43	20,000	26,848
MGM Resorts International 7.750% due 03/15/22	800,000	853,500
Mileage Plus Holdings LLC 6.500% due 06/20/27 ~	260,000	279,987
New Red Finance Inc (Canada) 3.500% due 02/15/29 ~	30,000	30,019
4.250% due 05/15/24 ~	26,000	26,546
Newell Brands Inc 4.350% due 04/01/23	20,000	21,003
4.700% due 04/01/26	10,000	11,029
NIKE Inc 2.400% due 03/27/25	30,000	32,344
2.750% due 03/27/27	240,000	265,686
2.850% due 03/27/30	50,000	56,659
3.250% due 03/27/40	20,000	23,281
3.375% due 03/27/50	210,000	258,622
Nissan Motor Acceptance Corp 1.115% (USD LIBOR + 0.890%) due 01/13/22 ~ §	1,000,000	998,030
2.800% due 01/13/22 ~	182,000	185,135
Nissan Motor Co Ltd (Japan) 3.522% due 09/17/25 ~	800,000	858,377
4.345% due 09/17/27 ~	400,000	442,142
O’Reilly Automotive Inc 3.900% due 06/01/29	205,000	241,304
Sands China Ltd (Macau) 5.125% due 08/08/25	310,000	348,482
Spirit Loyalty Cayman Ltd 8.000% due 09/20/25 ~	450,000	506,250
Starbucks Corp 2.550% due 11/15/30	900,000	973,858
3.350% due 03/12/50	100,000	112,110
Target Corp 2.250% due 04/15/25	30,000	32,192
The Home Depot Inc 2.700% due 04/15/30	40,000	44,657
3.300% due 04/15/40	40,000	47,180
3.350% due 04/15/50	210,000	249,928
3.900% due 06/15/47	10,000	12,772
The TJX Cos Inc 3.500% due 04/15/25	50,000	55,869
Toyota Motor Credit Corp 0.800% due 10/16/25	155,000	156,148
Tractor Supply Co 1.750% due 11/01/30	180,000	181,206
VOC Escrow Ltd 5.000% due 02/15/28 ~	140,000	139,274

	Principal Amount	Value
Volkswagen Group of America Finance LLC (Germany) 1.250% due 11/24/25 ~	$265,000	$267,331
Volkswagen International Finance NV (Germany) 1.037% (EUR LIBOR + 1.550%) due 11/16/24 ~ §	EUR 500,000	633,678
Volkswagen Leasing GmbH (Germany) 0.250% due 02/16/21 ~	100,000	122,245
Walmart Inc 3.400% due 06/26/23	$20,000	21,484
3.700% due 06/26/28	60,000	70,686
Wynn Macau Ltd (Macau) 5.625% due 08/26/28 ~	200,000	209,986

		20,304,523

Consumer, Non-Cyclical - 5.8%

Abbott Laboratories 1.400% due 06/30/30	55,000	55,922
3.750% due 11/30/26	38,000	44,538
4.750% due 11/30/36	70,000	96,468
4.900% due 11/30/46	40,000	59,240
AbbVie Inc 2.300% due 11/21/22	230,000	238,532
2.600% due 11/21/24	450,000	482,654
2.950% due 11/21/26	255,000	282,298
3.200% due 11/21/29	570,000	639,446
3.450% due 03/15/22	80,000	82,526
3.600% due 05/14/25	70,000	78,047
3.750% due 11/14/23	10,000	10,909
3.800% due 03/15/25	90,000	100,478
4.050% due 11/21/39	200,000	241,952
4.250% due 11/21/49	175,000	220,122
Aetna Inc 2.800% due 06/15/23	40,000	42,112
Altria Group Inc 2.850% due 08/09/22	20,000	20,775
3.490% due 02/14/22	40,000	41,371
3.800% due 02/14/24	140,000	152,923
3.875% due 09/16/46	20,000	21,127
4.400% due 02/14/26	290,000	336,782
4.800% due 02/14/29	250,000	299,980
5.800% due 02/14/39	40,000	52,705
5.950% due 02/14/49	100,000	140,102
6.200% due 02/14/59	30,000	42,196
Amgen Inc 2.770% due 09/01/53 ~	43,000	43,182
3.150% due 02/21/40	200,000	220,490
3.625% due 05/22/24	30,000	32,940
4.663% due 06/15/51	11,000	15,005
Anheuser-Busch Cos LLC (Belgium) 3.650% due 02/01/26	110,000	124,355
4.900% due 02/01/46	100,000	130,552
Anheuser-Busch InBev Worldwide Inc (Belgium) 3.500% due 06/01/30	20,000	23,183
3.750% due 07/15/42	515,000	585,915
4.150% due 01/23/25	190,000	216,421
4.350% due 06/01/40	60,000	73,719
4.500% due 06/01/50	260,000	327,727
4.750% due 01/23/29	210,000	259,137

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Anthem Inc 2.250% due 05/15/30	$205,000	$217,886
3.125% due 05/15/22	30,000	31,133
3.350% due 12/01/24	40,000	44,089
3.650% due 12/01/27	30,000	34,602
AstraZeneca PLC (United Kingdom) 1.375% due 08/06/30	60,000	59,440
2.125% due 08/06/50	135,000	126,415
6.450% due 09/15/37	35,000	53,991
Banner Health 2.338% due 01/01/30	215,000	229,496
Baptist Healthcare System Obligated Group 3.540% due 08/15/50	95,000	106,281
BAT Capital Corp (United Kingdom) 2.259% due 03/25/28	200,000	207,790
3.557% due 08/15/27	450,000	501,162
3.734% due 09/25/40	135,000	141,107
4.540% due 08/15/47	170,000	188,785
Bausch Health Cos Inc 5.000% due 01/30/28 ~	50,000	51,589
5.250% due 01/30/30 ~	380,000	398,476
5.250% due 02/15/31 ~	50,000	52,330
6.250% due 02/15/29 ~	100,000	108,769
7.250% due 05/30/29 ~	60,000	67,548
Bayer US Finance II LLC (Germany) 3.875% due 12/15/23 ~	600,000	654,170
Becton Dickinson and Co 3.363% due 06/06/24	110,000	119,615
3.700% due 06/06/27	30,000	34,435
3.734% due 12/15/24	50,000	55,454
3.794% due 05/20/50	105,000	124,847
4.669% due 06/06/47	50,000	65,656
4.685% due 12/15/44	32,000	41,339
Biogen Inc 2.250% due 05/01/30	115,000	120,182
3.150% due 05/01/50	100,000	103,797
Block Financial LLC 3.875% due 08/15/30	800,000	864,452
Bon Secours Mercy Health Inc 3.205% due 06/01/50	125,000	133,789
Boston Scientific Corp 2.650% due 06/01/30	900,000	966,476
4.000% due 03/01/29	65,000	76,621
4.550% due 03/01/39	60,000	76,565
Bristol-Myers Squibb Co 1.125% due 11/13/27	55,000	55,584
2.350% due 11/13/40	25,000	25,730
2.900% due 07/26/24	70,000	76,035
3.200% due 06/15/26	50,000	56,283
3.400% due 07/26/29	240,000	279,489
3.550% due 08/15/22	90,000	94,876
3.875% due 08/15/25	70,000	79,947
4.125% due 06/15/39	200,000	255,409
5.000% due 08/15/45	150,000	217,251
Cargill Inc 1.375% due 07/23/23 ~	40,000	41,011
Centene Corp 3.375% due 02/15/30	10,000	10,537

	Principal Amount	Value
Cigna Corp 1.131% (USD LIBOR + 0.890%) due 07/15/23 §	$200,000	$202,363
3.750% due 07/15/23	120,000	129,751
4.125% due 11/15/25	40,000	46,086
4.375% due 10/15/28	260,000	314,328
4.900% due 12/15/48	140,000	192,528
CommonSpirit Health 2.782% due 10/01/30	185,000	196,065
Conagra Brands Inc 1.375% due 11/01/27	195,000	196,880
Constellation Brands Inc 4.250% due 05/01/23	30,000	32,710
CVS Health Corp 1.875% due 02/28/31	113,000	114,414
2.700% due 08/21/40	90,000	91,188
3.250% due 08/15/29	175,000	197,654
3.625% due 04/01/27	10,000	11,391
3.700% due 03/09/23	7,000	7,496
3.750% due 04/01/30	150,000	174,679
4.125% due 04/01/40	20,000	23,911
4.250% due 04/01/50	10,000	12,509
4.300% due 03/25/28	91,000	108,383
4.875% due 07/20/35	155,000	201,180
5.050% due 03/25/48	300,000	406,619
5.125% due 07/20/45	60,000	80,785
Danaher Corp 2.600% due 10/01/50	130,000	134,986
Danone SA (France) 2.589% due 11/02/23 ~	200,000	210,654
DH Europe Finance II Sarl 3.250% due 11/15/39	50,000	56,949
DP World PLC (United Arab Emirates) 5.625% due 09/25/48 ~	200,000	255,640
Gilead Sciences Inc 1.650% due 10/01/30	200,000	200,974
2.600% due 10/01/40	120,000	121,430
3.650% due 03/01/26	280,000	318,251
4.750% due 03/01/46	30,000	39,765
Global Payments Inc 3.200% due 08/15/29	65,000	72,226
HCA Inc 3.500% due 09/01/30	80,000	85,028
4.500% due 02/15/27	40,000	46,548
5.250% due 06/15/26	440,000	521,207
5.375% due 02/01/25	20,000	22,520
5.875% due 02/01/29	30,000	36,201
Humana Inc 3.150% due 12/01/22	50,000	52,250
3.950% due 03/15/27	170,000	195,742
4.625% due 12/01/42	50,000	64,183
4.800% due 03/15/47	20,000	26,760
4.950% due 10/01/44	20,000	26,977
IHS Markit Ltd 5.000% due 11/01/22 ~	400,000	428,309
Johnson & Johnson 0.550% due 09/01/25	40,000	40,191
0.950% due 09/01/27	80,000	80,413
3.625% due 03/03/37	100,000	122,413

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Keurig Dr Pepper Inc 3.200% due 05/01/30	$165,000	$187,016
3.800% due 05/01/50	110,000	131,999
Kimberly-Clark Corp 3.100% due 03/26/30	140,000	161,264
Kraft Heinz Foods Co 3.950% due 07/15/25	82,000	90,341
4.250% due 03/01/31 ~	10,000	11,154
4.375% due 06/01/46	20,000	21,640
4.875% due 10/01/49 ~	30,000	35,000
5.000% due 06/04/42	10,000	11,733
5.200% due 07/15/45	10,000	11,891
5.500% due 06/01/50 ~	30,000	37,885
Lamb Weston Holdings Inc 4.875% due 05/15/28 ~	10,000	11,181
Mars Inc 2.700% due 04/01/25 ~	40,000	43,332
3.200% due 04/01/30 ~	40,000	46,006
MedStar Health Inc 3.626% due 08/15/49	90,000	103,088
Medtronic Inc 3.500% due 03/15/25	36,000	40,408
Merck & Co Inc 1.450% due 06/24/30	190,000	192,094
MidMichigan Health 3.409% due 06/01/50	180,000	201,144
Mondelez International Inc 1.875% due 10/15/32	135,000	137,359
2.125% due 04/13/23	30,000	31,174
MultiCare Health System 2.803% due 08/15/50	100,000	103,987
PayPal Holdings Inc 1.650% due 06/01/25	70,000	73,196
2.850% due 10/01/29	900,000	1,001,118
PeaceHealth Obligated Group 3.218% due 11/15/50	115,000	125,004
PepsiCo Inc 1.400% due 02/25/31	110,000	110,860
2.250% due 03/19/25	10,000	10,705
2.625% due 03/19/27	120,000	132,089
2.875% due 10/15/49	20,000	22,403
3.625% due 03/19/50	100,000	127,021
3.875% due 03/19/60	10,000	13,449
Perrigo Finance Unlimited Co 3.900% due 12/15/24	1,000,000	1,100,597
Pfizer Inc 2.625% due 04/01/30	60,000	66,982
3.900% due 03/15/39	80,000	100,519
Philip Morris International Inc 2.500% due 08/22/22	90,000	93,299
2.500% due 11/02/22	80,000	83,047
4.500% due 03/20/42	30,000	38,031
Prime Security Services Borrower LLC 5.750% due 04/15/26 ~	50,000	54,813
Quest Diagnostics Inc 2.800% due 06/30/31	155,000	170,062
Regeneron Pharmaceuticals Inc 1.750% due 09/15/30	800,000	788,723
Reynolds American Inc (United Kingdom) 5.850% due 08/15/45	50,000	63,985

	Principal Amount	Value
6.150% due 09/15/43	$30,000	$38,869
Royalty Pharma PLC 1.750% due 09/02/27 ~	40,000	41,192
3.300% due 09/02/40 ~	105,000	110,565
3.550% due 09/02/50 ~	60,000	64,162
Smithfield Foods Inc 3.000% due 10/15/30 ~	185,000	196,091
Sysco Corp 2.400% due 02/15/30	290,000	302,206
Takeda Pharmaceutical Co Ltd (Japan) 3.025% due 07/09/40	305,000	322,010
4.400% due 11/26/23	600,000	665,267
Teva Pharmaceutical Finance Co BV (Israel) 2.950% due 12/18/22	760,000	759,525
3.650% due 11/10/21	80,000	81,225
Teva Pharmaceutical Finance IV BV (Israel) 3.650% due 11/10/21	100,000	101,477
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	490,000	489,694
2.800% due 07/21/23	140,000	138,858
3.150% due 10/01/26	60,000	57,788
4.100% due 10/01/46	30,000	26,775
The Children’s Hospital of Philadelphia 2.704% due 07/01/50	180,000	188,925
The Coca-Cola Co 2.500% due 03/15/51	120,000	124,007
2.950% due 03/25/25	20,000	22,054
3.375% due 03/25/27	90,000	103,272
The Kroger Co 3.950% due 01/15/50	100,000	121,563
The Procter & Gamble Co 2.800% due 03/25/27	10,000	11,143
Tyson Foods Inc 3.550% due 06/02/27	195,000	222,970
United Rentals North America Inc 3.875% due 02/15/31	20,000	21,018
5.875% due 09/15/26	90,000	95,383
UnitedHealth Group Inc 2.000% due 05/15/30	330,000	350,157
2.375% due 10/15/22	10,000	10,392
2.750% due 05/15/40	205,000	222,346
3.500% due 06/15/23	20,000	21,591
3.750% due 07/15/25	80,000	91,186
3.875% due 08/15/59	50,000	64,738
4.250% due 06/15/48	20,000	26,708
4.450% due 12/15/48	10,000	13,804
Utah Acquisition Sub Inc 3.950% due 06/15/26	105,000	120,192
Viatris Inc 3.850% due 06/22/40 ~	60,000	67,723
4.000% due 06/22/50 ~	140,000	160,404
West Virginia United Health System Obligated Group 3.129% due 06/01/50	210,000	217,308
Zimmer Biomet Holdings Inc 1.164% due 11/15/27	EUR 800,000	1,025,419
3.550% due 03/20/30	$200,000	226,623

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Zoetis Inc 2.000% due 05/15/30	$900,000	$932,466
3.000% due 05/15/50	55,000	60,826

		32,690,328

Energy - 3.4%

Apache Corp 3.250% due 04/15/22	24,000	24,240
4.250% due 01/15/44	170,000	168,152
4.750% due 04/15/43	40,000	41,550
5.100% due 09/01/40	70,000	75,206
Baker Hughes a GE Co LLC 3.337% due 12/15/27	135,000	151,270
Boardwalk Pipelines LP 3.400% due 02/15/31	700,000	731,526
4.450% due 07/15/27	85,000	95,243
BP Capital Markets America Inc 2.772% due 11/10/50	100,000	98,945
2.937% due 04/06/23	10,000	10,557
2.939% due 06/04/51	110,000	112,327
3.000% due 02/24/50	120,000	122,983
3.633% due 04/06/30	280,000	325,840
3.790% due 02/06/24	10,000	10,932
BP Capital Markets PLC (United Kingdom) 3.506% due 03/17/25	130,000	145,043
3.535% due 11/04/24	40,000	44,293
Cameron LNG LLC 2.902% due 07/15/31 ~	10,000	10,960
3.302% due 01/15/35 ~	80,000	90,462
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	200,000	236,824
Cheniere Energy Inc 4.625% due 10/15/28 ~	30,000	31,537
Chevron Corp 2.978% due 05/11/40	205,000	227,125
3.078% due 05/11/50	100,000	111,192
Cimarex Energy Co 3.900% due 05/15/27	285,000	314,253
4.375% due 03/15/29	110,000	125,327
Concho Resources Inc 3.750% due 10/01/27	165,000	188,617
4.300% due 08/15/28	180,000	212,848
ConocoPhillips 6.500% due 02/01/39	10,000	15,466
Continental Resources Inc 3.800% due 06/01/24	40,000	41,275
4.375% due 01/15/28	40,000	40,872
4.500% due 04/15/23	30,000	30,988
DCP Midstream Operating LP 6.450% due 11/03/36 ~	20,000	21,486
Devon Energy Corp 5.000% due 06/15/45	320,000	378,284
Diamondback Energy Inc 2.875% due 12/01/24	20,000	21,038
3.250% due 12/01/26	160,000	171,011
3.500% due 12/01/29	20,000	21,388
5.375% due 05/31/25	10,000	10,411
Ecopetrol SA (Colombia) 5.875% due 05/28/45	200,000	242,450

	Principal Amount	Value
Enbridge Inc (Canada) 0.720% (USD LIBOR + 0.500%) due 02/18/22 §	$800,000	$800,544
Energy Transfer Operating LP 2.900% due 05/15/25	10,000	10,588
3.750% due 05/15/30	190,000	205,077
4.950% due 06/15/28	50,000	57,643
5.250% due 04/15/29	110,000	128,460
6.250% due 04/15/49	20,000	24,192
6.750% due 05/15/25	50,000	45,812
Enterprise Products Operating LLC 2.800% due 01/31/30	60,000	65,097
3.700% due 01/31/51	40,000	44,115
3.950% due 01/31/60	30,000	33,314
4.150% due 10/16/28	180,000	214,328
4.200% due 01/31/50	130,000	153,000
4.800% due 02/01/49	10,000	12,643
4.850% due 03/15/44	10,000	12,424
7.550% due 04/15/38	120,000	183,271
EOG Resources Inc 3.900% due 04/01/35	30,000	35,253
4.150% due 01/15/26	70,000	81,261
4.375% due 04/15/30	150,000	182,490
4.950% due 04/15/50	110,000	149,234
EQT Corp 3.000% due 10/01/22	470,000	474,406
3.900% due 10/01/27	20,000	19,906
Exxon Mobil Corp 1.571% due 04/15/23	20,000	20,576
2.992% due 03/19/25	160,000	175,225
2.995% due 08/16/39	300,000	325,488
3.043% due 03/01/26	140,000	155,190
3.482% due 03/19/30	130,000	151,524
4.114% due 03/01/46	50,000	62,027
4.327% due 03/19/50	110,000	143,214
Gray Oak Pipeline LLC 2.600% due 10/15/25 ~	300,000	309,476
HollyFrontier Corp 2.625% due 10/01/23	35,000	35,791
5.875% due 04/01/26	55,000	61,472
KazMunayGas National Co JSC (Kazakhstan) 5.375% due 04/24/30 ~	400,000	494,132
Kinder Morgan Energy Partners LP 3.500% due 03/01/21	80,000	80,000
5.500% due 03/01/44	10,000	12,581
Kinder Morgan Inc 4.300% due 06/01/25	50,000	57,073
4.300% due 03/01/28	30,000	35,211
5.050% due 02/15/46	30,000	36,770
5.200% due 03/01/48	10,000	12,719
5.550% due 06/01/45	30,000	38,555
Magellan Midstream Partners LP 3.950% due 03/01/50	100,000	112,925
Midwest Connector Capital Co LLC 3.900% due 04/01/24 ~	500,000	512,958
MPLX LP 2.650% due 08/15/30	200,000	209,835
4.500% due 04/15/38	205,000	234,489
4.700% due 04/15/48	60,000	71,272
4.800% due 02/15/29	290,000	350,548

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
NGPL PipeCo LLC 4.375% due 08/15/22 ~	$800,000	$833,896
Noble Energy Inc 3.250% due 10/15/29	150,000	172,286
3.850% due 01/15/28	70,000	81,442
5.250% due 11/15/43	80,000	114,923
Occidental Petroleum Corp 2.900% due 08/15/24	100,000	96,400
3.000% due 02/15/27	30,000	26,756
3.200% due 08/15/26	60,000	56,212
4.100% due 02/15/47	160,000	131,092
4.200% due 03/15/48	10,000	8,150
4.400% due 04/15/46	20,000	17,463
4.625% due 06/15/45	50,000	43,706
5.550% due 03/15/26	90,000	94,082
6.450% due 09/15/36	310,000	325,035
Parsley Energy LLC 5.375% due 01/15/25 ~	10,000	10,303
Petrobras Global Finance BV (Brazil) 5.299% due 01/27/25	855,000	967,227
6.900% due 03/19/49	230,000	292,100
Petroleos Mexicanos (Mexico) 6.875% due 08/04/26	220,000	240,680
Phillips 66 Partners LP 3.550% due 10/01/26	100,000	109,674
Pioneer Natural Resources Co 1.900% due 08/15/30	135,000	133,827
Plains All American Pipeline LP 4.650% due 10/15/25	300,000	335,535
Range Resources Corp 4.875% due 05/15/25	10,000	9,465
5.000% due 03/15/23	113,000	110,387
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	200,000	233,349
Schlumberger Holdings Corp 4.000% due 12/21/25 ~	140,000	159,258
Shell International Finance BV (Netherlands) 2.750% due 04/06/30	20,000	22,081
2.875% due 05/10/26	50,000	55,368
3.125% due 11/07/49	105,000	115,989
3.250% due 04/06/50	120,000	136,171
4.375% due 05/11/45	280,000	368,952
4.550% due 08/12/43	50,000	66,454
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	290,000	318,414
Suncor Energy Inc (Canada) 4.000% due 11/15/47	105,000	117,549
Sunoco Logistics Partners Operations LP 3.900% due 07/15/26	305,000	334,356
Targa Resources Partners LP 4.250% due 11/15/23	60,000	60,456
4.875% due 02/01/31 ~	30,000	32,595
5.375% due 02/01/27	20,000	21,054
5.500% due 03/01/30	20,000	21,733
5.875% due 04/15/26	20,000	21,242
6.500% due 07/15/27	10,000	10,875
6.875% due 01/15/29	10,000	11,281
Tennessee Gas Pipeline Co LLC 2.900% due 03/01/30 ~	250,000	267,722

	Principal Amount	Value
The Williams Cos Inc 3.750% due 06/15/27	$90,000	$102,712
7.500% due 01/15/31	190,000	258,446
Total Capital International SA (France) 2.986% due 06/29/41	205,000	224,392
TransCanada PipeLines Ltd (Canada) 4.100% due 04/15/30	100,000	118,224
Transcontinental Gas Pipe Line Co LLC 7.850% due 02/01/26	250,000	327,978
Western Midstream Operating LP 2.325% (USD LIBOR + 1.850%) due 01/13/23 §	20,000	19,611
4.100% due 02/01/25	30,000	30,965
4.500% due 03/01/28	30,000	31,200
4.650% due 07/01/26	100,000	105,189
5.050% due 02/01/30	60,000	66,830
6.250% due 02/01/50	50,000	55,089
WPX Energy Inc 5.250% due 10/15/27	10,000	10,613
5.875% due 06/15/28	10,000	10,913

		19,281,732

Financial - 15.2%

AerCap Ireland Capital DAC (Ireland) 4.125% due 07/03/23	455,000	487,505
AIB Group PLC (Ireland) 4.263% due 04/10/25 ~	200,000	218,843
4.750% due 10/12/23 ~	700,000	770,580
Air Lease Corp 3.000% due 09/15/23	555,000	584,031
3.375% due 07/01/25	30,000	32,289
Aircastle Ltd 5.125% due 03/15/21	500,000	504,005
Alexandria Real Estate Equities Inc REIT 3.375% due 08/15/31	200,000	229,217
Ambac LSNI LLC (Cayman) 6.000% (USD LIBOR + 5.000%) due 02/12/23 ~ §	304,740	303,597
American Homes 4 Rent LP REIT 4.250% due 02/15/28	100,000	115,075
American International Group Inc 3.750% due 07/10/25	800,000	899,519
4.375% due 06/30/50	140,000	183,320
American Tower Corp REIT 1.500% due 01/31/28	135,000	135,915
2.950% due 01/15/51	105,000	105,256
3.375% due 05/15/24	500,000	544,142
Athene Global Funding 2.500% due 01/14/25 ~	215,000	225,308
Atrium European Real Estate Ltd (Poland) 3.000% due 09/11/25 ~	EUR 800,000	1,000,623
Australia & New Zealand Banking Group Ltd (Australia) 4.400% due 05/19/26 ~	$205,000	235,922
AvalonBay Communities Inc REIT 3.450% due 06/01/25	300,000	334,159
Avolon Holdings Funding Ltd (Ireland) 4.250% due 04/15/26 ~	65,000	70,079
5.125% due 10/01/23 ~	1,000,000	1,071,045

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Banco Bilbao Vizcaya Argentaria SA (Spain) 8.875% due 04/14/21 ~	EUR 800,000	$1,000,175
Banco Santander SA (Spain) 2.749% due 12/03/30	$200,000	206,592
3.848% due 04/12/23	200,000	214,950
Bank of America Corp 0.981% due 09/25/25	800,000	809,152
1.197% due 10/24/26	245,000	248,322
2.592% due 04/29/31	570,000	611,314
2.676% due 06/19/41	515,000	537,389
3.004% due 12/20/23	155,000	163,278
3.419% due 12/20/28	203,000	229,666
3.500% due 04/19/26	110,000	124,728
3.550% due 03/05/24	90,000	96,190
3.593% due 07/21/28	100,000	113,624
3.705% due 04/24/28	565,000	643,352
3.974% due 02/07/30	240,000	282,746
4.000% due 01/22/25	675,000	758,900
4.083% due 03/20/51	200,000	252,862
4.200% due 08/26/24	70,000	78,566
4.250% due 10/22/26	660,000	774,602
4.330% due 03/15/50	20,000	26,241
4.450% due 03/03/26	90,000	104,934
Bank of Montreal (Canada) 1.850% due 05/01/25	100,000	105,027
3.803% due 12/15/32	60,000	68,031
Banque Federative du Credit Mutuel SA (France) 3.750% due 07/20/23 ~	600,000	648,706
Barclays PLC (United Kingdom) 1.007% due 12/10/24	232,000	233,686
3.650% due 03/16/25	200,000	220,626
4.337% due 01/10/28	205,000	235,544
4.972% due 05/16/29	200,000	239,973
5.088% due 06/20/30	200,000	239,973
Berkshire Hathaway Finance Corp 1.450% due 10/15/30	165,000	167,275
2.850% due 10/15/50	135,000	144,912
4.250% due 01/15/49	120,000	159,415
BNP Paribas SA (France) 1.904% due 09/30/28 ~	900,000	920,086
2.219% due 06/09/26 ~	200,000	209,416
4.375% due 03/01/33 ~	250,000	286,791
4.705% due 01/10/25 ~	230,000	255,812
5.198% due 01/10/30 ~	200,000	248,178
Boston Properties LP REIT 4.500% due 12/01/28	500,000	598,550
BPCE SA (France) 1.652% due 10/06/26 ~	295,000	302,162
4.000% due 09/12/23 ~	350,000	380,976
Brandywine Operating Partnership LP REIT 3.950% due 11/15/27	800,000	855,933
Brookfield Finance Inc (Canada) 3.500% due 03/30/51	215,000	230,272
Brown & Brown Inc 2.375% due 03/15/31	200,000	209,663
Capital One Financial Corp 3.800% due 01/31/28	200,000	231,258
4.250% due 04/30/25	500,000	571,160

	Principal Amount	Value
Carlyle Finance LLC 5.650% due 09/15/48 ~	$150,000	$195,676
CBL & Associates LP REIT 5.950% due 12/15/26 * Y	1,200,000	477,366
Citigroup Inc 2.572% due 06/03/31	700,000	746,311
3.520% due 10/27/28	200,000	226,157
3.875% due 03/26/25	605,000	675,638
3.878% due 01/24/39	165,000	196,889
4.075% due 04/23/29	150,000	175,970
4.400% due 06/10/25	170,000	194,460
4.412% due 03/31/31	635,000	770,069
5.300% due 05/06/44	102,000	143,923
5.500% due 09/13/25	440,000	529,341
5.950% due 01/30/23	300,000	315,002
5.950% due 05/15/25	160,000	175,200
6.675% due 09/13/43	70,000	113,982
8.125% due 07/15/39	70,000	125,131
Cooperatieve Rabobank UA (Netherlands) 4.375% due 08/04/25	500,000	570,882
4.625% due 12/01/23	290,000	323,374
6.625% due 06/29/21 ~	EUR 400,000	502,978
CPI Property Group SA (Czech Republic) 4.750% due 03/08/23 ~	$800,000	858,270
Credit Suisse AG (Switzerland) 2.950% due 04/09/25	250,000	274,361
Credit Suisse Group AG (Switzerland) 1.460% (USD LIBOR + 1.240%) due 06/12/24 ~ §	750,000	760,930
2.193% due 06/05/26 ~	250,000	261,485
4.194% due 04/01/31 ~	250,000	294,248
4.282% due 01/09/28 ~	250,000	289,111
Crown Castle International Corp REIT 3.100% due 11/15/29	205,000	226,205
CubeSmart LP REIT 2.000% due 02/15/31	240,000	240,934
CyrusOne LP REIT 1.450% due 01/22/27	EUR 100,000	123,809
Danske Bank AS (Denmark) 5.000% due 01/12/22 ~	$200,000	208,850
5.375% due 01/12/24 ~	400,000	451,649
Deutsche Bank AG (Germany) 2.129% due 11/24/26	215,000	219,990
3.150% due 01/22/21	600,000	600,673
5.000% due 02/14/22	900,000	941,262
Digital Realty Trust LP REIT 3.700% due 08/15/27	180,000	206,928
Discover Bank 3.450% due 07/27/26	250,000	279,738
Diversified Healthcare Trust REIT 9.750% due 06/15/25	600,000	681,816
Empower Finance LP (Canada) 1.357% due 09/17/27 ~	900,000	907,211
3.075% due 09/17/51 ~	200,000	221,692
EPR Properties REIT 5.250% due 07/15/23	400,000	410,327
Equinix Inc REIT 1.550% due 03/15/28	150,000	152,610
Federal Realty Investment Trust REIT 1.250% due 02/15/26	140,000	142,640

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
GE Capital Funding LLC 4.400% due 05/15/30 ~	$1,100,000	$1,297,044
GE Capital International Funding Co Unlimited Co 4.418% due 11/15/35	250,000	298,447
Goodman US Finance Three LLC REIT (Australia) 3.700% due 03/15/28 ~	200,000	218,236
Healthcare Trust of America Holdings LP REIT 2.000% due 03/15/31	200,000	200,338
Healthpeak Properties Inc REIT 2.875% due 01/15/31	205,000	221,194
Host Hotels & Resorts LP REIT 4.000% due 06/15/25	200,000	215,051
HSBC Holdings PLC (United Kingdom) 1.589% due 05/24/27	305,000	310,243
2.013% due 09/22/28	300,000	307,369
4.041% due 03/13/28	300,000	342,654
4.950% due 03/31/30	400,000	500,836
6.875% due 06/01/21	400,000	408,000
Hudson Pacific Properties LP REIT 4.650% due 04/01/29	800,000	934,720
ING Groep NV (Netherlands) 4.625% due 01/06/26 ~	700,000	824,238
International Lease Finance Corp 5.875% due 08/15/22	150,000	162,121
Intesa Sanpaolo SPA (Italy) 3.375% due 01/12/23 ~	220,000	230,498
5.017% due 06/26/24 ~	370,000	404,940
JPMorgan Chase & Co 2.083% due 04/22/26	370,000	391,012
2.182% due 06/01/28	900,000	956,077
2.522% due 04/22/31	360,000	387,219
3.109% due 04/22/51	150,000	167,021
3.509% due 01/23/29	150,000	171,222
4.203% due 07/23/29	170,000	203,362
4.452% due 12/05/29	70,000	85,427
4.950% due 06/01/45	150,000	212,682
Kimco Realty Corp REIT 2.700% due 03/01/24	900,000	951,026
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	30,000	39,650
LifeStorage LP REIT 3.500% due 07/01/26	800,000	903,953
Lloyds Banking Group PLC (United Kingdom) 1.419% (AUD Bank Bill + 1.400%) due 03/07/25 §	AUD 800,000	616,520
4.000% due 03/07/25	900,000	762,215
4.375% due 03/22/28	$400,000	476,167
MassMutual Global Funding II 1.550% due 10/09/30 ~	200,000	200,053
Mastercard Inc 3.850% due 03/26/50	110,000	142,212
Metropolitan Life Global Funding I 3.450% due 12/18/26 ~	700,000	799,461
Mid-America Apartments LP REIT 3.600% due 06/01/27	205,000	232,139
4.200% due 06/15/28	700,000	824,099

	Principal Amount	Value
Mitsubishi UFJ Financial Group Inc (Japan) 3.407% due 03/07/24	$700,000	$760,929
3.741% due 03/07/29	370,000	435,525
Mizuho Financial Group Inc (Japan) 1.241% due 07/10/24	800,000	813,417
3.922% due 09/11/24	300,000	326,423
Morgan Stanley 2.188% due 04/28/26	130,000	137,398
2.699% due 01/22/31	80,000	86,904
3.125% due 07/27/26	200,000	224,136
3.622% due 04/01/31	450,000	522,982
3.737% due 04/24/24	100,000	107,628
3.772% due 01/24/29	10,000	11,595
4.431% due 01/23/30	10,000	12,194
4.457% due 04/22/39	150,000	195,047
5.000% due 11/24/25	840,000	1,005,539
MPT Operating Partnership LP REIT 2.550% due 12/05/23	GBP 700,000	975,084
Nasdaq Inc 3.850% due 06/30/26	$800,000	918,610
National Retail Properties Inc REIT 3.500% due 10/15/27	200,000	220,832
Natwest Group PLC (United Kingdom) 3.875% due 09/12/23	300,000	325,656
5.125% due 05/28/24	770,000	870,634
8.625% due 08/15/21	600,000	624,078
New York Life Global Funding 0.950% due 06/24/25 ~	40,000	40,567
New York Life Insurance Co 3.750% due 05/15/50 ~	205,000	245,468
Nordea Bank Abp (Finland) 1.000% due 06/09/23 ~	200,000	203,237
Omega Healthcare Investors Inc REIT 3.375% due 02/01/31	900,000	946,984
Oversea-Chinese Banking Corp Ltd (Singapore) 0.672% (USD LIBOR + 0.450%) due 05/17/21 ~ §	400,000	400,335
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	4,000	4,199
Principal Life Global Funding II 1.250% due 06/23/25 ~	20,000	20,427
Realty Income Corp REIT 1.800% due 03/15/33	125,000	125,736
Royal Bank of Canada (Canada) 1.150% due 06/10/25	130,000	132,902
1.600% due 04/17/23	90,000	92,577
Sagax AB (Sweden) 1.125% due 01/30/27 ~	EUR 800,000	992,521
Santander Holdings USA Inc 3.450% due 06/02/25	$700,000	766,239
4.500% due 07/17/25	330,000	374,703
Scentre Group Trust 1 REIT (Australia) 3.625% due 01/28/26 ~	220,000	242,184
Societe Generale SA (France) 1.488% due 12/14/26 ~	300,000	302,742
4.250% due 09/14/23 ~	500,000	545,595
Spirit Realty LP REIT 3.400% due 01/15/30	800,000	867,842
Standard Chartered PLC (United Kingdom) 1.319% due 10/14/23 ~	325,000	328,689

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Sumitomo Mitsui Financial Group Inc (Japan) 2.058% due 07/14/21	$120,000	$121,101
Teachers Insurance & Annuity Association of America 3.300% due 05/15/50 ~	205,000	223,404
4.900% due 09/15/44 ~	40,000	54,238
6.850% due 12/16/39 ~	18,000	28,350
The Bank of New York Mellon Corp 1.600% due 04/24/25	30,000	31,384
The Charles Schwab Corp 0.900% due 03/11/26	70,000	70,972
4.000% due 12/01/30	95,000	100,463
The Depository Trust & Clearing Corp 3.384% (USD LIBOR + 3.167%) due 03/15/21 ~ §	250,000	240,625
The Goldman Sachs Group Inc 3.200% due 02/23/23	60,000	63,413
3.500% due 01/23/25	700,000	773,121
3.691% due 06/05/28	205,000	236,440
3.850% due 07/08/24	160,000	176,984
4.223% due 05/01/29	260,000	308,521
4.250% due 10/21/25	1,185,000	1,359,723
4.750% due 10/21/45	120,000	167,131
5.150% due 05/22/45	550,000	770,269
6.250% due 02/01/41	70,000	109,628
The Toronto-Dominion Bank (Canada) 1.150% due 06/12/25	340,000	347,330
UBS Group AG (Switzerland) 1.750% due 04/21/22 ~	200,000	203,590
2.859% due 08/15/23 ~	700,000	725,934
3.491% due 05/23/23 ~	260,000	270,665
4.125% due 09/24/25 ~	200,000	229,213
7.000% due 01/31/24 ~	450,000	493,625
UDR Inc REIT 1.900% due 03/15/33	30,000	30,010
2.100% due 08/01/32	200,000	204,028
UniCredit SPA (Italy) 6.572% due 01/14/22 ~	700,000	737,768
VEREIT Operating Partnership LP REIT 3.400% due 01/15/28	700,000	773,375
3.950% due 08/15/27	200,000	226,940
Vesteda Finance BV (Netherlands) 2.500% due 10/27/22 ~	EUR 600,000	762,637
Visa Inc 3.150% due 12/14/25	$80,000	89,788
4.300% due 12/14/45	200,000	274,415
Washington Prime Group LP REIT 6.450% due 08/15/24	950,000	572,712
Wells Fargo & Co 2.188% due 04/30/26	80,000	84,301
2.393% due 06/02/28	1,135,000	1,208,925
2.879% due 10/30/30	110,000	120,040
3.000% due 10/23/26	360,000	399,274
3.068% due 04/30/41	185,000	201,546
3.450% due 02/13/23	40,000	42,414
3.584% due 05/22/28	100,000	113,381
3.750% due 01/24/24	50,000	54,608
4.300% due 07/22/27	675,000	791,019
4.400% due 06/14/46	30,000	37,594

	Principal Amount	Value
4.478% due 04/04/31	$660,000	$807,095
4.750% due 12/07/46	110,000	144,111
4.900% due 11/17/45	190,000	253,710
5.013% due 04/04/51	650,000	924,920
5.375% due 11/02/43	80,000	111,414
5.606% due 01/15/44	150,000	212,769
WP Carey Inc REIT 2.400% due 02/01/31	75,000	78,016

		85,272,464

Industrial - 2.4%

3M Co 2.375% due 08/26/29	60,000	64,938
3.050% due 04/15/30	10,000	11,376
3.700% due 04/15/50	160,000	198,804
BAE Systems Holdings Inc (United Kingdom) 3.850% due 12/15/25 ~	165,000	187,317
Burlington Northern Santa Fe LLC 3.050% due 02/15/51	135,000	153,310
Carrier Global Corp 2.700% due 02/15/31	10,000	10,757
2.722% due 02/15/30	10,000	10,693
3.377% due 04/05/40	20,000	21,867
3.577% due 04/05/50	10,000	11,119
CNH Industrial Capital LLC 4.875% due 04/01/21	400,000	403,938
CSX Corp 3.800% due 11/01/46	140,000	168,185
Deere & Co 3.100% due 04/15/30	20,000	22,906
3.750% due 04/15/50	60,000	77,896
Eaton Corp 2.750% due 11/02/22	130,000	135,692
4.150% due 11/02/42	155,000	196,396
Emerson Electric Co 2.750% due 10/15/50	135,000	142,621
Flex Ltd 4.875% due 05/12/30	800,000	963,212
GATX Corp 4.750% due 06/15/22	400,000	423,086
General Dynamics Corp 3.500% due 05/15/25	10,000	11,187
4.250% due 04/01/40	10,000	13,026
4.250% due 04/01/50	30,000	40,922
General Electric Co 3.450% due 05/01/27	215,000	242,814
3.625% due 05/01/30	30,000	34,309
4.250% due 05/01/40	20,000	23,645
4.350% due 05/01/50	30,000	36,486
5.875% due 01/14/38	40,000	54,246
6.750% due 03/15/32	30,000	42,091
6.875% due 01/10/39	298,000	439,373
GFL Environmental Inc (Canada) 4.250% due 06/01/25 ~	30,000	31,181
L3Harris Technologies Inc 1.800% due 01/15/31	80,000	81,517
5.054% due 04/27/45	60,000	83,090
Lockheed Martin Corp 2.800% due 06/15/50	175,000	189,431
3.100% due 01/15/23	20,000	21,023

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
3.550% due 01/15/26	$70,000	$79,549
4.500% due 05/15/36	30,000	39,574
Masco Corp 2.000% due 10/01/30	200,000	203,771
Norfolk Southern Corp 3.050% due 05/15/50	140,000	153,512
Northrop Grumman Corp 2.930% due 01/15/25	40,000	43,522
3.250% due 01/15/28	330,000	373,248
3.850% due 04/15/45	200,000	244,262
5.150% due 05/01/40	140,000	193,898
5.250% due 05/01/50	40,000	59,439
Otis Worldwide Corp 2.056% due 04/05/25	30,000	31,821
3.112% due 02/15/40	135,000	147,107
Penske Truck Leasing Co LP 1.200% due 11/15/25 ~	240,000	242,223
4.125% due 08/01/23 ~	600,000	652,337
Raytheon Technologies Corp 2.250% due 07/01/30	175,000	186,014
3.750% due 11/01/46	95,000	112,741
3.950% due 08/16/25	60,000	68,830
4.125% due 11/16/28	20,000	23,849
4.500% due 06/01/42	60,000	78,244
Republic Services Inc 2.500% due 08/15/24	50,000	53,412
Roper Technologies Inc 1.750% due 02/15/31	200,000	199,292
SMBC Aviation Capital Finance DAC (Ireland) 3.000% due 07/15/22 ~	1,100,000	1,129,567
Textron Inc 2.450% due 03/15/31	700,000	721,847
The Boeing Co 2.700% due 02/01/27	410,000	426,531
2.800% due 03/01/27	30,000	31,215
3.100% due 05/01/26	465,000	498,143
3.200% due 03/01/29	90,000	95,029
3.250% due 02/01/35	160,000	164,142
3.550% due 03/01/38	20,000	20,430
3.750% due 02/01/50	400,000	420,655
5.150% due 05/01/30	560,000	678,706
TransDigm Inc 6.250% due 03/15/26 ~	30,000	31,988
8.000% due 12/15/25 ~	20,000	22,152
Union Pacific Corp 2.150% due 02/05/27	50,000	53,176
2.400% due 02/05/30	230,000	247,961
3.550% due 08/15/39	135,000	156,269
3.750% due 07/15/25	120,000	136,276
3.750% due 02/05/70	70,000	84,885
Waste Management Inc 3.500% due 05/15/24	20,000	21,856
4.150% due 07/15/49	50,000	66,639
Westinghouse Air Brake Technologies Corp 3.200% due 06/15/25	800,000	863,800

		13,606,366

Technology - 1.4%

Apple Inc 2.450% due 08/04/26	250,000	272,949

	Principal Amount	Value
2.550% due 08/20/60	$195,000	$200,567
3.450% due 02/09/45	245,000	297,857
Broadcom Inc 3.459% due 09/15/26	500,000	555,347
4.150% due 11/15/30	520,000	602,314
4.700% due 04/15/25	400,000	458,479
Dell International LLC 5.450% due 06/15/23 ~	500,000	553,158
6.200% due 07/15/30 ~	320,000	416,388
Hewlett Packard Enterprise Co 0.958% (USD LIBOR + 0.720%) due 10/05/21 §	600,000	600,089
Intel Corp 3.700% due 07/29/25	50,000	56,600
4.600% due 03/25/40	10,000	13,229
4.750% due 03/25/50	220,000	307,038
International Business Machines Corp 4.000% due 06/20/42	320,000	397,137
Leidos Inc 2.300% due 02/15/31 ~	35,000	35,703
Microchip Technology Inc 0.972% due 02/15/24 ~	120,000	120,368
Micron Technology Inc 2.497% due 04/24/23	50,000	52,142
Microsoft Corp 2.525% due 06/01/50	250,000	263,650
2.675% due 06/01/60	5,000	5,432
3.300% due 02/06/27	200,000	228,243
3.450% due 08/08/36	20,000	24,663
3.950% due 08/08/56	25,000	34,371
NVIDIA Corp 2.850% due 04/01/30	30,000	33,757
3.500% due 04/01/40	70,000	84,127
3.500% due 04/01/50	350,000	425,417
3.700% due 04/01/60	40,000	51,516
NXP BV (Netherlands) 4.625% due 06/01/23 ~	700,000	765,500
Oracle Corp 2.950% due 04/01/30	255,000	285,201
3.800% due 11/15/37	250,000	301,972
Texas Instruments Inc 1.750% due 05/04/30	20,000	20,765
TSMC Global Ltd (Taiwan) 0.750% due 09/28/25 ~	200,000	199,318
1.375% due 09/28/30 ~	245,000	240,700
VMware Inc 4.700% due 05/15/30	165,000	198,701

		8,102,698

Utilities - 1.7%

Alabama Power Co 1.450% due 09/15/30	400,000	402,707
Alexander Funding Trust 1.841% due 11/15/23 ~	200,000	202,314
Appalachian Power Co 4.500% due 03/01/49	85,000	111,056
Atmos Energy Corp 1.500% due 01/15/31	180,000	180,179
Baltimore Gas and Electric Co 2.900% due 06/15/50	90,000	97,006

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Berkshire Hathaway Energy Co 2.850% due 05/15/51 ~	$195,000	$200,804
CenterPoint Energy Resources Corp 1.750% due 10/01/30	100,000	101,126
Consolidated Edison Co of New York Inc
3.350% due 04/01/30	20,000	22,943
3.950% due 04/01/50	10,000	12,199
Consumers Energy Co 3.250% due 08/15/46	45,000	51,481
Duke Energy Carolinas LLC 5.300% due 02/15/40	60,000	85,589
Duke Energy Corp
3.150% due 08/15/27	200,000	223,429
3.400% due 06/15/29	185,000	210,306
Duke Energy Indiana LLC 3.250% due 10/01/49	70,000	79,283
Duke Energy Ohio Inc 3.650% due 02/01/29	20,000	23,193
Edison International 5.750% due 06/15/27	95,000	113,797
Emera US Finance LP (Canada) 4.750% due 06/15/46	100,000	128,088
Enel Finance International NV (Italy)
2.650% due 09/10/24 ~	900,000	959,372
3.625% due 05/25/27 ~	200,000	227,184
Entergy Arkansas LLC 2.650% due 06/15/51	45,000	46,158
Entergy Louisiana LLC
2.900% due 03/15/51	50,000	53,384
4.000% due 03/15/33	75,000	93,412
Evergy Inc 2.900% due 09/15/29	205,000	225,018
Exelon Generation Co LLC 3.250% due 06/01/25	420,000	459,003
FirstEnergy Corp 7.375% due 11/15/31	490,000	699,196
Fortis Inc (Canada) 3.055% due 10/04/26	135,000	148,745
ITC Holdings Corp 2.950% due 05/14/30 ~	65,000	71,152
Massachusetts Electric Co 4.004% due 08/15/46 ~	45,000	54,664
National Rural Utilities Cooperative Finance Corp 1.350% due 03/15/31	110,000	108,636
New England Power Co (United Kingdom) 2.807% due 10/06/50 ~	135,000	136,735
NRG Energy Inc
2.000% due 12/02/25 ~	80,000	82,955
2.450% due 12/02/27 ~	90,000	94,778
Pacific Gas and Electric Co
1.600% (USD LIBOR + 1.375%) due 11/15/21 §	330,000	330,223
1.750% due 06/16/22	480,000	481,393
2.100% due 08/01/27	20,000	20,325
2.500% due 02/01/31	30,000	30,076
2.950% due 03/01/26	50,000	52,924
3.150% due 01/01/26	200,000	213,280
3.300% due 08/01/40	10,000	9,993
3.450% due 07/01/25	85,000	92,170

	Principal Amount	Value
3.500% due 08/01/50	$20,000	$19,922
3.750% due 02/15/24	600,000	640,288
3.750% due 08/15/42	33,000	33,255
4.300% due 03/15/45	55,000	58,702
PacifiCorp 4.150% due 02/15/50	80,000	104,470
PPL Capital Funding Inc 4.000% due 09/15/47	95,000	110,858
Southern California Edison Co
1.200% due 02/01/26	95,000	96,226
4.125% due 03/01/48	60,000	71,708
Southern Power Co 5.150% due 09/15/41	70,000	86,358
Union Electric Co 2.625% due 03/15/51	110,000	115,306
Virginia Electric and Power Co 6.350% due 11/30/37	160,000	241,526
WEC Energy Group Inc 1.375% due 10/15/27	110,000	111,942
1.800% due 10/15/30	800,000	803,634

		9,430,471

Total Corporate Bonds & Notes (Cost $198,367,727)		209,780,320

SENIOR LOAN NOTES - 1.4%

Basic Materials - 0.0%

Asplundh Tree Expert LLC Term B 2.647% (USD LIBOR + 2.500%) due 09/04/27 §	39,900	40,071

Communications - 0.2%

Altice France SA Term B-12 (France) 3.846% (USD LIBOR + 3.688%) due 01/31/26 §	241,586	236,754
Charter Communications Operating LLC
Term B-1 1.900% (USD LIBOR + 1.750%) due 04/30/25 §	187,426	187,043
Term B-2 1.900% (USD LIBOR + 1.750%) due 02/01/27 §	49,874	49,683
CSC Holdings LLC Term B-5 2.659% (USD LIBOR + 2.500%) due 04/15/27 §	29,775	29,596
iHeartCommunications Inc Term B 3.147% (USD LIBOR + 3.000%) due 05/01/26 §	59,227	58,363
Level 3 Financing Inc Term B 1.897% (USD LIBOR + 1.750%) due 03/01/27 §	53,972	53,240
Nexstar Broadcasting Inc Term B 2.905% (USD LIBOR + 2.750%) due 09/19/26 § ¥	213,922	212,882
Univision Communications Inc Term B 4.750% (USD LIBOR + 3.750%) due 03/24/26 §	139,832	140,132

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Virgin Media Bristol LLC Term N 2.659% (USD LIBOR + 2.500%) due 01/31/28 §	$160,000	$158,714
Ziggo Financing Partnership Term I (Netherlands) 2.659% (USD LIBOR + 2.500%) due 04/30/28 §	99,750	99,064

		1,225,471

Consumer, Cyclical - 0.4%

Alterra Mountain Co Term B 2.897% (USD LIBOR + 2.750%) due 07/31/24 §	78,384	77,363
Caesars Resort Collection LLC
Term B 2.897% (USD LIBOR + 2.750%) due 12/22/24 §	158,682	156,015
Term B-1 4.647% (USD LIBOR + 4.500%) due 07/20/25 §	69,825	70,039
CityCenter Holdings LLC Term B 2.397% (USD LIBOR + 2.250%) due 04/18/24 §	71,070	70,303
Clarios Global LP Term B 3.647% (USD LIBOR + 3.500%) due 04/30/26 ± § ¥	187,011	186,543
Delta Air Lines Inc Term B 5.750% (USD LIBOR + 4.750%) due 04/29/23 §	99,500	101,288
Four Seasons Hotels Ltd Term B (Canada) 2.147% (USD LIBOR + 2.000%) due 11/30/23 §	59,102	58,756
Golden Nugget LLC Term B 3.250% (USD LIBOR + 2.500%) due 10/04/23 §	18,023	17,468
Harbor Freight Tools USA Inc Term B 4.000% (USD LIBOR + 3.250%) due 10/19/27 §	80,000	80,085
Hilton Worldwide Finance LLC Term B-2 1.898% (USD LIBOR + 1.750%) due 06/21/26 §	140,000	138,662
Michaels Stores Inc Term B 4.250% (USD LIBOR + 3.500%) due 10/01/27 §	135,255	134,833
Party City Holdings Inc 3.250% - 4.100% (USD LIBOR + 2.500%) due 08/19/22 §	8,137	7,558
PCI Gaming Authority Term B 2.647% (USD LIBOR + 2.500%) due 05/31/26 §	35,131	34,818
Restaurant Brands International Inc Term B (Canada) 1.897% (USD LIBOR + 1.750%) due 11/19/26 §	198,000	195,169
Scientific Games International Inc Term B-5 2.897% (USD LIBOR + 2.750%) due 08/14/24 §	342,560	335,495
Stars Group Holdings BV Term B (Canada) 3.754% (USD LIBOR + 3.500%) due 07/10/25 §	4,223	4,243

	Principal Amount	Value
TKC Holdings Inc 4.750% (USD LIBOR + 3.750%) due 02/01/23 §	$68,735	$67,576
UFC Holdings LLC Term B 4.250% (USD LIBOR + 3.250%) due 04/29/26 §	137,895	137,809
Whatabrands LLC Term B 2.904% (USD LIBOR + 2.750%) due 08/03/26 §	9,620	9,551
Wynn Resorts Finance LLC Term A 1.900% (USD LIBOR + 1.750%) due 09/20/24 ± §	178,125	172,781

		2,056,355

Consumer, Non-Cyclical - 0.5%

Allied Universal Holdco LLC 4.397% (USD LIBOR + 4.250%) due 07/12/26 §	137,655	137,335
Bausch Health Americas Inc Term B 3.148% (USD LIBOR + 3.000%) due 06/01/25 §	95,619	95,365
Change Healthcare Holdings LLC Term B 3.500% (USD LIBOR + 2.500%) due 03/01/24 §	226,052	225,314
Elanco Animal Health Inc Term B 1.905% (USD LIBOR + 1.750%) due 08/01/27 §	106,219	105,455
Endo International PLC Term B 5.000% (USD LIBOR + 4.250%) due 04/27/24 §	39,897	39,410
Eyecare Partners LLC 3.897% - 3.902% (USD LIBOR + 3.750%) due 02/20/27 §	49,696	48,565
Froneri US Inc Term B (United Kingdom) 2.397% (USD LIBOR + 2.250%) due 01/31/27 §	59,700	59,222
Garda World Security Corp Term B (Canada) 4.990% (USD LIBOR + 4.750%) due 10/30/26 §	34,353	34,461
Global Medical Response Inc Term B 5.750% (USD LIBOR + 4.750%) due 10/02/25 §	333,141	331,808
Grifols Worldwide Operations USA Inc Term B (Spain) 2.102% (USD LIBOR + 2.000%) due 11/15/27 §	148,500	147,148
Jaguar Holding Co II 3.500% (USD LIBOR + 2.500%) due 08/18/22 §	88,748	88,781
LifePoint Health Inc Term B 3.897% (USD LIBOR + 3.750%) due 11/16/25 §	153,232	152,956
Milano Acquisition Corp Term B 4.750% (USD LIBOR + 4.000%) due 10/01/27 §	100,000	100,250
MPH Acquisition Holdings LLC Term B 3.750% (USD LIBOR + 2.750%) due 06/07/23 §	161,055	160,669

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Option Care Health Inc 4.397% (USD LIBOR + 4.250%) due 08/06/26 §	$79,200	$79,184
Phoenix Guarantor Inc Term B 3.402% (USD LIBOR + 3.250%) due 03/05/26 §	100,296	99,936
Prime Security Services Borrower LLC Term B 4.250% (USD LIBOR + 3.250%) due 09/23/26 §	142,632	143,131
Reynolds Consumer Products LLC Term B 1.897% (USD LIBOR + 1.750%) due 02/04/27 §	60,358	60,075
Sotera Health Holdings LLC 5.500% (USD LIBOR + 4.500%) due 12/13/26 §	166,330	167,183
Trans Union LLC Term B-5 1.897% (USD LIBOR + 1.750%) due 11/13/26 §	45,173	45,112
US Foods Inc Term B
1.897% (USD LIBOR + 1.750%) due 06/27/23 §	39,688	39,205
2.147% (USD LIBOR + 2.000%) due 09/13/26 §	39,699	39,126
Verscend Holding Corp Term B 4.647% (USD LIBOR + 4.500%) due 08/27/25 §	49,872	49,947

		2,449,638

Diversified - 0.0%

First Eagle Holdings Inc Term B 2.754% (USD LIBOR + 2.500%) due 02/02/27 §	29,254	29,018

Financial - 0.1%

Asurion LLC
Term B-7 3.147% (USD LIBOR + 3.000%) due 11/03/24 §	68,642	68,235
Term B-8 3.397% (USD LIBOR + 3.250%) due 12/23/26 §	125,025	124,009
Avolon (US) LLC Term B-5 (Ireland) 3.250% (USD LIBOR + 2.500%) due 12/01/27 § ¥	50,000	50,094
Citadel Securities LP Term B 2.897% (USD LIBOR + 2.750%) due 02/27/26 §	39,625	39,707
Deerfield Dakota Holding LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/09/27 §	129,350	129,754
Focus Financial Partners LLC Term B-3 2.147% (USD LIBOR + 2.000%) due 07/03/24 §	78,913	78,528
Jane Street Group LLC Term B 3.233% (USD LIBOR + 3.000%) due 01/07/25 §	49,053	49,052
The Edelman Financial Center LLC Term B 3.149% (USD LIBOR + 3.000%) due 07/19/25 §	58,800	58,004

	Principal Amount	Value
VFH Parent LLC 3.153% (USD LIBOR + 3.000%) due 03/01/26 §	$33,559	$33,614
VICI Properties 1 LLC Term B 1.894% (USD LIBOR + 1.750%) due 12/22/24 §	60,000	59,150

		690,147

Industrial - 0.1%

APi Group DE Inc Term B 2.647% (USD LIBOR + 2.500%) due 10/01/26 §	79,200	79,051
Atlantic Aviation FBO Inc Term B 3.900% (USD LIBOR + 3.750%) due 12/06/25 ± §	19,600	19,600
Berry Global Inc Term W 2.149% (USD LIBOR + 2.000%) due 10/01/22 §	36,229	36,243
Energizer Holdings Inc due 12/22/27 ¥	40,000	40,084
Genesee & Wyoming Inc 2.254% (USD LIBOR + 2.000%) due 12/30/26 §	168,875	168,727
GFL Environmental Inc Term B (Canada) 3.000% (USD LIBOR + 3.000%) due 05/31/25 § ¥	30,151	30,231
The Boeing Co 1.250% - 1.470% (USD LIBOR + 1.250%) due 02/06/22 §	150,000	148,453

		522,389

Technology - 0.1%

athenahealth Inc Term B 4.648% (USD LIBOR + 4.500%) due 02/11/26 §	176,949	177,243
DCert Buyer Inc 4.147% (USD LIBOR + 4.000%) due 10/16/26 §	168,725	168,936
Dell International LLC Term B-1 2.750% (USD LIBOR + 2.000%) due 09/19/25 §	154,092	154,374
McAfee, LLC Term B 3.898% (USD LIBOR + 3.750%) due 09/29/24 § ¥	195,924	196,210

		696,763

Total Senior Loan Notes (Cost $7,709,139)		7,709,852

MORTGAGE-BACKED SECURITIES - 40.5%

Collateralized Mortgage Obligations - Commercial - 3.9%

1211 Avenue of the Americas Trust 3.901% due 08/10/35 ~	900,000	1,005,714
AREIT Trust 2.779% (USD LIBOR + 2.620%) due 04/15/37 ~ §	600,000	599,987

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Ashford Hospitality Trust 1.159% (USD LIBOR + 1.000%) due 06/15/35 ~ §	$600,000	$583,629
BAMLL Re-REMIC Trust 5.829% due 08/10/45 ~ §	1,624,540	716,203
BX Commercial Mortgage Trust 2.209% (USD LIBOR + 2.050%) due 11/15/35 ~ §	98,000	98,203
Citigroup Commercial Mortgage Trust 3.778% due 09/10/58	700,000	788,824
Cold Storage Trust 1.059% (USD LIBOR + 0.900%) due 11/15/37 ~ §	580,000	583,702
Commercial Mortgage Trust
2.321% due 01/10/38 ~ §	300,000	308,566
3.545% due 02/10/36 ~	1,000,000	1,111,248
4.308% due 02/10/48 §	90,000	87,723
Credit Suisse Commercial Mortgage Trust 5.373% due 12/15/39	76,468	14,757
CSMC Trust
2.257% due 08/15/37 ~	1,000,000	1,038,664
4.139% (USD LIBOR + 3.739%) due 09/16/25 ~ §	560,000	565,002
4.373% due 09/15/37 ~	830,000	577,548
4.764% due 12/15/21	430,000	424,496
DBGS Mortgage Trust 3.843% due 04/10/37 ~	900,000	1,021,975
DBUBS Mortgage Trust 5.336% due 08/10/44 ~ §	260,000	260,767
Fannie Mae
2.444% due 10/25/29	800,000	883,016
3.273% due 02/25/29	130,000	150,964
3.610% due 02/25/31	70,000	84,016
3.700% due 01/25/36	100,000	120,845
Fannie Mae (IO) 2.358% due 01/25/31 §	5,000,000	738,775
FHLMC Multifamily Structured Pass-Through Certificates (IO)
1.195% due 11/25/30 §	3,235,000	347,125
1.211% due 10/25/30 §	2,700,000	291,915
1.364% due 12/25/29	1,490,000	141,334
Freddie Mac Multiclass Certificates (IO) 2.608% due 10/27/28 §	2,670,000	449,860
FREMF Mortgage Trust 2.303% (USD LIBOR + 2.150%) due 01/25/26 ~ §	262,493	258,937
3.935% due 12/25/46 ~ §	300,000	319,907
Government National Mortgage Association 2.694% due 11/16/47 §	86,446	91,637
Government National Mortgage Association (IO)
0.393% due 01/16/53 §	7,206,678	123,845
0.538% due 04/16/47 §	3,396,148	72,675
GRACE Mortgage Trust 3.520% due 06/10/28 ~	600,000	599,875
GS Mortgage Securities Trust 1.459% (USD LIBOR + 1.300%) due 09/15/31 ~ §	1,120,000	947,808
5.622% due 11/10/39	93,803	32,831

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust
3.153% (USD LIBOR + 3.000%) due 01/16/37 ~ §	$323,000	$277,941
4.153% (USD LIBOR + 4.000%) due 01/16/37 ~ §	255,000	210,806
4.409% (USD LIBOR + 4.250%) due 12/15/36 ~ §	280,000	241,304
5.895% due 02/12/49 §	203,379	102,313
6.909% (USD LIBOR + 6.750%) due 12/15/36 ~ §	280,000	228,782
JPMDB Commercial Mortgage Securities Trust 4.009% due 03/15/50 §	180,000	195,533
MF1 Ltd (Cayman) 2.209% (USD LIBOR + 2.050%) due 07/15/35 ~ §	1,200,000	1,213,169
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 §	30,517	17,395
Morgan Stanley Bank of America Merrill Lynch Trust 3.040% due 04/15/48	879,394	920,246
Morgan Stanley Capital I Trust
2.428% due 04/05/42 ~ §	400,000	424,311
3.402% due 07/13/29 ~ §	600,000	604,525
3.446% due 07/13/29 ~ §	700,000	705,356
VLS Commercial Mortgage Trust 2.453% due 10/10/42 ~	390,000	408,205
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 ~ §	135,385	137,270
Wells Fargo Commercial Mortgage Trust (IO) 1.243% due 03/15/50 §	4,630,941	288,019
WFRBS Commercial Mortgage Trust 3.841% due 06/15/46 §	240,000	250,484

		21,668,032

Collateralized Mortgage Obligations - Residential - 6.3%

Alternative Loan Trust
0.488% (USD LIBOR + 0.340%) due 07/25/46 §	70,944	93,300
0.568% (USD LIBOR + 0.420%) due 05/25/35 §	226,635	212,388
2.848% due 06/25/37 §	84,525	75,399
American Home Mortgage Investment Trust 6.700% due 06/25/36	1,346,745	376,398
Banc of America Funding Trust 3.506% due 05/25/35 §	13,323	13,692
BCAP LLC Trust
0.550% due 03/28/37 ~ §	1,286,126	1,274,363
4.861% due 03/26/37 ~	30,485	30,744
Bear Stearns Adjustable Rate Mortgage Trust
2.878% due 01/25/35 §	257,204	266,162
2.929% due 08/25/33 §	18,611	18,588
3.376% due 10/25/36 §	4,937	4,906
Bear Stearns ALT-A Trust
3.108% due 11/25/36 §	44,643	30,040
3.369% due 05/25/35 §	12,796	12,865
CFMT LLC 0.946% due 12/26/30 ~ §	400,000	400,503
Chase Mortgage Finance Trust 3.195% due 02/25/37 §	145,878	146,648

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount		Value
3.213% due 09/25/36 §		$49,439	$44,668
ChaseFlex Trust 0.298% (USD LIBOR + 0.150%) due 08/25/37 §		301,429	266,280
Chevy Chase Funding LLC 0.398% (USD LIBOR + 0.250%) due 08/25/35 ~ §		12,827	12,930
0.617% due 05/25/35 ~ §		687,682	546,534
Citigroup Mortgage Loan Trust Inc 2.290% (US Treasury + 2.150%) due 09/25/35 §		5,174	5,255
Countrywide Home Loan Mortgage Pass-Through Trust 0.788% (USD LIBOR + 0.640%) due 03/25/35 §		7,386	7,168
Credit Suisse First Boston Mortgage Securities Corp 6.000% due 11/25/35		43,814	37,218
Downey Saving & Loan Association Mortgage Loan Trust 0.332% (USD LIBOR + 0.180%) due 04/19/47 §		79,807	72,563
Eurosail-UK PLC (United Kingdom) 0.991% (GBP LIBOR + 0.950%) due 06/13/45 ~ §	GBP	587,853	799,687
Fannie Mae 1.625% (US PRIME - 1.625%) due 11/25/23 §		$35,829	35,921
5.500% due 04/25/35		330,671	387,034
Fannie Mae (IO) 4.000% due 03/25/43		223,142	26,894
4.000% due 04/25/43		760,131	98,225
5.852% (6.000% - USD LIBOR) due 11/25/45 §		1,318,449	312,546
5.952% (6.100% - USD LIBOR) due 09/25/46 §		812,487	163,027
Fannie Mae Connecticut Avenue Securities 2.498% (USD LIBOR + 2.350%) due 01/25/31 §		251,922	253,348
FMC GMSR Issuer Trust 4.450% due 01/25/26 ~ §		500,000	503,486
Freddie Mac (IO) 2.000% due 10/25/50		99,203	12,966
2.500% due 09/25/50		98,482	14,291
3.500% due 04/15/43		274,655	28,362
4.000% due 04/15/43		193,928	9,591
5.974% (6.100% - USD LIBOR) due 08/15/44 §		203,769	45,098
Freddie Mac REMICS 3.000% due 08/15/48		140,440	145,142
8.000% due 04/15/30		56,211	66,946
Freddie Mac REMICS (IO) 2.500% due 09/25/50		98,043	12,034
Freddie Mac Structured Agency Credit Risk Debt Notes 3.298% (USD LIBOR + 3.150%) due 07/25/30 §		1,120,000	1,111,986

	Principal Amount		Value
4.148% (USD LIBOR + 4.000%) due 08/25/24 §		$222,146	$227,486
GMACM Mortgage Loan Trust 6.000% due 12/25/35		547,585	521,608
Government National Mortgage Association 0.440% (USD LIBOR + 0.300%) due 05/20/68 §		356,484	355,715
0.602% (USD LIBOR + 0.450%) due 07/20/70 §		381,415	382,667
0.640% (USD LIBOR + 0.500%) due 06/20/69 §		182,446	183,299
0.740% (USD LIBOR + 0.600%) due 07/20/65 §		733,058	736,053
0.940% (USD LIBOR + 0.800%) due 06/20/66 §		656,206	665,474
0.940% (USD LIBOR + 0.800%) due 07/20/66 §		1,037,143	1,051,139
1.904% (USD LIBOR + 0.750%) due 04/20/67 §		634,163	646,874
3.445% due 09/20/66 §		772,464	830,182
Government National Mortgage Association (IO) 2.500% due 08/20/50		198,505	27,787
2.500% due 09/20/50		98,838	13,689
2.500% due 10/20/50		199,221	28,662
4.000% due 11/20/44		640,761	85,531
4.500% due 11/16/45		237,966	44,067
5.947% (6.100% - USD LIBOR) due 10/16/46 §		189,034	43,082
5.998% (6.150% - USD LIBOR) due 02/20/46 §		1,163,694	257,808
Great Hall Mortgages PLC (United Kingdom) 0.366% (USD LIBOR + 0.130%) due 06/18/39 ~ §		224,668	219,037
GSR Mortgage Loan Trust 6.000% due 11/25/35		498,699	343,809
6.000% due 07/25/37		248,504	220,949
HarborView Mortgage Loan Trust 0.308% (USD LIBOR + 0.160%) due 05/25/38 §		260,917	234,195
0.492% (USD LIBOR + 0.340%) due 12/19/36 §		148,428	135,909
0.592% (USD LIBOR + 0.440%) due 05/19/35 §		213,466	202,022
3.148% due 02/25/36 §		41,635	19,183
3.651% due 08/19/36 §		108,334	105,847
Hawksmoor Mortgages (United Kingdom) 1.104% (SONIA + 1.050%) due 05/25/53 ~ §	GBP	2,874,899	3,944,654
JP Morgan Mortgage Trust 2.588% due 07/25/35 §		$19,813	20,300
3.500% due 10/25/48 ~ §		927,433	950,725
5.750% due 01/25/36		13,081	9,241
Ludgate Funding PLC (United Kingdom) 0.187% (GBP LIBOR + 0.160%) due 01/01/61 ~ §	GBP	435,152	566,144
Merrill Lynch Mortgage Investors Trust 2.615% due 11/25/35 §		$243,042	241,780

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount		Value
Metlife Securitization Trust 3.750% due 03/25/57 ~ §		$845,200	$915,257
Morgan Stanley Resecuritization Trust 1.454% (US FED + 0.710%) due 12/27/46 ~ §		1,645,253	1,362,964
New Residential Mortgage Loan Trust 2.492% due 09/25/59 ~ §		267,901	273,502
3.500% due 12/25/57 ~ §		826,649	876,954
Nomura Resecuritization Trust 6.528% due 06/26/35 ~ §		1,831,198	1,800,855
OBX Trust 0.798% (USD LIBOR + 0.650%) due 06/25/57 ~ §		803,015	802,163
RALI Trust 6.000% due 03/25/37		842,512	814,771
RBSSP Resecuritization Trust 2.145% due 12/25/35 ~ §		34,818	34,897
Reperforming Loan REMIC Trust 0.488% (USD LIBOR + 0.340%) due 06/25/35 ~ §		25,816	24,361
0.488% (USD LIBOR + 0.340%) due 01/25/36 ~ §		145,155	139,564
Ripon Mortgages PLC (United Kingdom) 0.851% (GBP LIBOR + 0.800%) due 08/20/56 ~ §	GBP	651,190	889,939
Silverstone Master Issuer PLC (United Kingdom) 0.779% (USD LIBOR + 0.570%) due 01/21/70 ~ §		$648,000	649,527
Towd Point Mortgage Funding PLC (United Kingdom) 0.955% (SONIA + 0.900%) due 05/20/45 ~ §	GBP	1,254,175	1,714,897
0.956% (SONIA + 0.900%) due 07/20/45 ~ §		1,361,835	1,863,637
1.073% (GBP LIBOR + 1.025%) due 10/20/51 ~ §		1,090,493	1,499,258
Tower Bridge Funding No 3 PLC (United Kingdom) 1.234% (GBP LIBOR + 1.200%) due 12/20/61 ~ §		372,274	510,469
WaMu Mortgage Pass-Through Certificates Trust 3.675% due 02/25/37 §		$120,321	116,506

			35,579,635

Fannie Mae - 24.8%

due 04/01/30 #		750,000	753,679
due 01/01/31 # ±		500,000	514,393
due 01/01/51 #		2,000,000	2,108,122
due 01/01/51 #		59,200,000	61,491,611
due 02/01/51 #		1,300,000	1,347,936
due 02/01/51 #		3,100,000	3,281,193
due 02/01/51 #		11,200,000	11,744,185
due 03/01/51 #		11,600,000	12,008,251
due 03/01/51 #		17,900,000	18,807,563
0.970% due 07/01/27		1,200,000	1,199,701
1.090% due 04/01/28		506,000	506,656
1.370% due 03/01/30 ±		650,000	652,336
1.410% due 12/01/30		1,210,000	1,227,144
1.440% due 11/01/29 ±		1,336,000	1,336,835

	Principal Amount	Value
1.460% due 12/01/30	$715,000	$728,532
1.500% due 01/01/36	1,200,000	1,234,602
1.821% (US FED + 1.200%) due 10/01/44 §	7,552	7,707
1.946% (USD LIBOR + 1.512%) due 11/01/32 §	27,351	27,294
2.112% (USD LIBOR + 1.737%) due 12/01/35 §	4,585	4,583
2.293% (US Treasury + 2.043%) due 09/01/35 §	12,495	12,727
2.310% due 08/01/22	486,731	496,425
2.500% due 06/01/28	32,221	33,893
2.550% due 10/01/30	160,000	177,891
2.631% (US Treasury + 2.360%) due 11/01/34 §	20,360	21,482
2.790% due 08/01/29	100,000	112,851
2.810% due 04/01/25	30,000	32,578
3.000% due 09/01/21 - 10/01/50	3,169,707	3,371,360
3.160% due 05/01/29	39,196	44,464
3.500% due 09/01/42 - 03/01/60	4,506,802	4,860,515
3.610% due 01/01/37	491,106	572,836
4.000% due 06/01/25 - 06/01/57	4,000,132	4,334,519
4.073% (US FED + 1.926%) due 12/01/36 §	1,485	1,563
4.500% due 06/01/24 - 09/01/57	3,993,677	4,383,592
5.000% due 02/01/35 - 03/01/50	827,622	916,343
5.500% due 07/01/21 - 08/01/39	941,882	1,081,216
6.000% due 02/01/33 - 07/01/41	200,501	238,744

		139,675,322

Freddie Mac - 1.6%

2.008% (USD LIBOR + 1.345%) due 09/01/35 §	3,797	3,929
2.404% (US Treasury + 2.250%) due 11/01/31 §	1,005	1,011
2.452% (USD LIBOR + 1.870%) due 09/01/35 §	12,392	12,483
2.808% (USD LIBOR + 1.723%) due 06/01/35 §	34,882	36,638
3.000% due 09/01/32 - 07/01/50	1,950,074	2,089,705
3.500% due 04/01/37 - 06/01/50	1,510,147	1,628,542
3.750% (US Treasury + 2.250%) due 04/01/32 §	8,663	8,712
4.000% due 11/01/33 - 04/01/49	3,319,048	3,584,602
4.500% due 11/01/44 - 05/01/50	353,248	387,463
5.000% due 08/01/48 - 03/01/50	734,564	812,987
5.500% due 03/01/23 - 05/01/40	401,303	469,648
6.000% due 03/01/23	3,396	3,815

		9,039,535

Government National Mortgage Association - 3.9%

due 01/20/51 #	400,000	423,391
due 01/20/51 #	1,000,000	1,045,663
due 01/20/51 #	7,900,000	8,460,048
due 02/20/51 #	200,000	208,797
due 02/20/51 #	700,000	739,512
due 03/20/51 #	500,000	523,139
2.500% due 12/20/50	100,000	107,830

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
2.932% due 10/20/70 §	$449,735	$494,671
3.000% due 09/15/42 - 12/20/50	1,633,225	1,725,078
3.500% due 03/20/45 - 11/20/50	2,359,391	2,566,360
4.000% due 06/20/47 - 04/20/50	1,556,014	1,669,353
4.500% due 06/20/48 - 02/20/50	1,695,222	1,834,279
5.000% due 10/15/38 - 02/20/49	1,651,088	1,812,883

		21,611,004

Total Mortgage-Backed Securities (Cost $228,071,964)		227,573,528

ASSET-BACKED SECURITIES - 8.2%

ACE Securities Corp Home Equity Loan Trust 1.123% (USD LIBOR + 0.975%) due 07/25/35 §	386,237	386,067
American Homes 4 Rent LP 5.885% due 04/17/52 ~	300,000	334,733
Ameriquest Mortgage Securities Inc 1.018% (USD LIBOR + 0.870%) due 10/25/35 §	250,000	242,733
AMSR Trust 2.006% due 11/17/37 ~	365,000	367,362
Anchorage Capital CLO 16 Ltd (Cayman) 1.601% (USD LIBOR + 1.400%) due 10/20/31 ~ §	700,000	700,026
Applebee’s Funding LLC 4.194% due 06/07/49 ~	269,325	267,121
Aqua Finance Trust 3.970% due 07/17/46 ~	210,000	217,663
Argent Securities Inc 0.968% (USD LIBOR + 0.820%) due 02/25/34 §	532,157	518,334
1.273% (USD LIBOR + 1.125%) due 11/25/34 §	469,638	470,314
Asset-Backed Funding Certificates Trust 0.848% (USD LIBOR + 0.700%) due 06/25/34 §	45,760	44,792
Basic Asset Backed Securities Trust 0.768% (USD LIBOR + 0.620%) due 04/25/36 §	254,283	253,412
Bayview Financing Trust 3.152% due 11/10/22 ±	500,000	500,000
Bear Stearns Asset Backed Securities I Trust 0.348% (USD LIBOR + 0.200%) due 12/25/36 §	107,410	107,444
0.388% (USD LIBOR + 0.240%) due 12/25/36 §	1,224,751	1,112,818
1.153% (USD LIBOR + 1.005%) due 06/25/35 §	232,665	230,073
Business Jet Securities LLC 2.981% due 11/15/35 ~	631,014	641,150
Cars Net Lease Mortgage Notes 3.100% due 12/15/50 ~	100,000	100,440
CBAM Ltd (Cayman) 1.238% (USD LIBOR + 1.020%) due 04/17/31 ~ §	800,000	796,058
1.448% (USD LIBOR + 1.230%) due 10/17/29 ~ §	1,000,000	999,528
1.458% (USD LIBOR + 1.240%) due 10/17/29 ~ §	700,000	699,660

	Principal Amount	Value
CFMT LLC 2.386% due 12/25/29 ~ §	$742,621	$746,744
Chesapeake Funding II LLC (Canada) 0.529% (USD LIBOR + 0.370%) due 08/15/30 ~ §	258,279	258,321
3.230% due 08/15/30 ~	258,279	264,098
Citigroup Mortgage Loan Trust 0.318% (USD LIBOR + 0.170%) due 05/25/37 §	21,388	21,397
0.598% (USD LIBOR + 0.450%) due 11/25/45 ~ §	243,839	242,867
CLNC Ltd (Cayman) 1.402% (USD LIBOR + 1.250%) due 08/20/35 ~ §	900,000	894,875
Continental Finance Credit Card ABS Master Trust 2.240% due 12/15/28 ~	370,000	371,704
Countrywide Asset-Backed Certificates 0.288% (USD LIBOR + 0.140%) due 07/25/37 §	304,852	278,950
0.488% (USD LIBOR + 0.340%) due 09/25/36 §	788,567	782,865
0.748% (USD LIBOR + 0.600%) due 06/25/36 §	500,000	492,353
Credit Acceptance Auto Loan Trust 3.470% due 05/17/27 ~	182,377	183,444
Dividend Solar Loans LLC 3.670% due 08/22/39 ~	251,145	259,538
Drive Auto Receivables Trust 3.180% due 10/15/26	575,000	599,281
Evergreen Credit Card Trust (Canada) 1.900% due 09/16/24 ~	1,100,000	1,130,391
First Franklin Mortgage Loan Trust 0.268% (USD LIBOR + 0.120%) due 11/25/36 §	399,567	370,718
0.458% (USD LIBOR + 0.310%) due 10/25/36 §	1,300,000	1,051,813
Flagship Credit Auto Trust 1.490% due 07/15/24 ~	660,580	665,611
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	200,000	217,547
Gallatin CLO IX Ltd (Cayman) 1.259% (USD LIBOR + 1.050%) due 01/21/28 ~ §	473,252	471,386
Genesis Sales Finance Master Trust 2.240% due 09/22/25 ~	500,000	504,584
GLS Auto Receivables Issuer Trust 0.870% due 12/16/24 ~	150,000	150,305
1.140% due 11/17/25 ~	145,000	145,578
1.640% due 10/15/26 ~	75,000	76,218
GSAA Home Equity Trust 0.248% (USD LIBOR + 0.100%) due 03/25/37 §	424,686	178,044
1.198% (USD LIBOR + 1.050%) due 06/25/35 §	270,000	252,579
6.000% due 08/25/47	266,447	260,937

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Hertz Vehicle Financing II LP 2.960% due 10/25/21 ~	$228,060	$228,477
3.940% due 03/25/22 ~	230,000	231,133
Hildene Community Funding CDO Ltd (Cayman) 3.250% due 11/01/35 ~	280,000	280,000
Home Equity Asset Trust 1.048% (USD LIBOR + 0.900%) due 11/25/34 §	232,194	232,726
Jamestown CLO XV Ltd (Cayman) 1.577% (USD LIBOR + 1.340%) due 04/15/33 ~ §	1,100,000	1,099,135
JP Morgan Mortgage Acquisition Trust 0.438% (USD LIBOR + 0.290%) due 05/25/36 §	1,000,000	944,686
LoanCore Issuer Ltd (Cayman) 1.289% (USD LIBOR + 1.130%) due 05/15/28 ~ §	273,662	272,731
Long Beach Mortgage Loan Trust 0.748% (USD LIBOR + 0.600%) due 02/25/36 §	948,771	829,292
Mariner Finance Issuance Trust 2.960% due 07/20/32 ~	430,000	439,898
Mastr Asset Backed Securities Trust 0.368% (USD LIBOR + 0.220%) due 10/25/36 §	635,310	290,006
Merrill Lynch Mortgage Investors Trust 0.470% (USD LIBOR + 0.160%) due 04/25/37 §	380,855	257,596
MidOcean Credit CLO VI (Cayman) 1.468% (USD LIBOR + 1.250%) due 01/20/29 ~ §	700,000	699,707
Monarch Grove CLO (Cayman) 1.095% (USD LIBOR + 0.880%) due 01/25/28 ~ §	383,435	380,746
Morgan Stanley ABS Capital I Inc Trust 0.328% (USD LIBOR + 0.180%) due 05/25/37 §	776,882	682,264
Morgan Stanley Capital I Inc Trust 0.508% (USD LIBOR + 0.360%) due 03/25/36 §	1,094,954	957,996
Morgan Stanley Home Equity Loan Trust 0.248% (USD LIBOR + 0.100%) due 12/25/36 §	936,219	557,644
0.288% (USD LIBOR + 0.140%) due 12/25/36 §	738,999	442,687
Mountain View CLO Ltd (Cayman) 1.037% (USD LIBOR + 0.800%) due 10/15/26 ~ §	196,582	196,461
Navient Student Loan Trust 1.298% (USD LIBOR + 1.150%) due 07/26/66 ~ §	150,000	153,085
New Century Home Equity Loan Trust 0.868% (USD LIBOR + 0.720%) due 10/25/35 §	900,000	884,720
NRZ Excess Spread-Collateralized Notes 3.844% due 12/25/25 ~	400,000	401,148
Oak Street Investment Grade Net Lease Fund 1.850% due 11/20/50 ~	199,709	201,908

	Principal Amount	Value
Oportun Funding IX LLC 3.910% due 07/08/24 ~	$500,000	$503,884
Oportun Funding LLC 2.200% due 05/15/24 ~	622,630	624,384
Option One Mortgage Loan Trust 0.278% (USD LIBOR + 0.130%) due 07/25/37 §	902,206	718,449
OZLM Funding Ltd (Cayman) 1.446% (USD LIBOR + 1.230%) due 07/22/29 ~ §	890,013	889,087
Palmer Square Loan Funding Ltd (Cayman) 1.918% (USD LIBOR + 1.700%) due 07/20/28 ~ §	821,641	823,884
Progress Residential Trust 3.316% due 08/17/34 ~	175,000	177,309
4.261% due 08/17/34 ~	645,000	656,468
RASC Trust 0.488% (USD LIBOR + 0.340%) due 04/25/37 §	200,000	190,115
Santander Drive Auto Receivables Trust 0.620% due 05/15/23	671,365	671,959
SBA Small Business Investment Cos 3.548% due 09/10/28	236,607	258,274
Securitized Asset-Backed Receivables LLC Trust 0.278% (USD LIBOR + 0.130%) due 05/25/37 §	69,835	57,872
0.428% (USD LIBOR + 0.280%) due 05/25/36 §	167,320	114,393
SMB Private Education Loan Trust 1.659% (USD LIBOR + 1.500%) due 04/15/32 ~ §	550,000	556,450
Soundview Home Loan Trust 0.468% (USD LIBOR + 0.320%) due 11/25/36 §	486,355	484,489
SP-STATIC CLO 1 Ltd (Cayman) 1.616% (USD LIBOR + 1.400%) due 07/22/28 ~ §	912,677	913,066
Structured Asset Investment Loan Trust 0.868% (USD LIBOR + 0.720%) due 07/25/35 §	250,000	243,949
0.913% (USD LIBOR + 0.765%) due 08/25/35 §	870,750	860,512
Structured Asset Securities Corp Mortgage Loan Trust 0.598% (USD LIBOR + 0.450%) due 05/25/37 ~ §	968,512	950,459
STWD Ltd (Cayman) 1.239% (USD LIBOR + 1.080%) due 07/15/38 ~ §	900,000	896,887
Towd Point Mortgage Trust 3.250% due 10/25/57 ~ §	180,000	193,805
4.000% due 11/25/47 ~	320,908	331,137
TRESTLES CLO Ltd (Cayman) 1.505% (USD LIBOR + 1.290%) due 07/25/29 ~ §	1,000,000	1,001,275
TRTX Issuer Ltd (Cayman) 1.303% (USD LIBOR + 1.150%) due 10/15/34 ~ §	900,000	899,445

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
United States Small Business Administration 2.690% due 07/01/44	$57,904	$62,655
2.980% due 04/01/39	55,583	60,797
Venture XII CLO Ltd (Cayman) 1.024% (USD LIBOR + 0.800%) due 02/28/26 ~ §	353,195	352,475
Venture XVI CLO Ltd (Cayman) 1.087% (USD LIBOR + 0.850%) due 01/15/28 ~ §	549,847	547,969
Vericrest Opportunity Loan Trust 3.672% due 02/25/50 ~	400,000	400,600
Wachovia Mortgage Loan Trust 0.838% (USD LIBOR + 0.690%) due 10/25/35 §	1,077,835	1,045,409
Zais CLO 1 Ltd (Cayman) 1.387% (USD LIBOR + 1.150%) due 04/15/28 ~ §	406,694	405,415

Total Asset-Backed Securities (Cost $44,320,293)		46,418,794

U.S. TREASURY OBLIGATIONS - 17.6%

U.S. Treasury Bonds - 7.8%

1.125% due 08/15/40	5,470,000	5,171,714
1.250% due 05/15/50	5,260,000	4,762,355
1.375% due 11/15/40	3,110,000	3,070,396
1.375% due 08/15/50	9,230,000	8,627,166
1.625% due 11/15/50	2,740,000	2,724,373
2.000% due 02/15/50	3,860,000	4,184,632
2.875% due 05/15/43	2,700,000	3,408,328
2.875% due 08/15/45	1,300,000	1,651,355
3.000% due 05/15/42	1,800,000	2,311,945
3.000% due 08/15/48 ‡	300,000	393,973
3.125% due 02/15/43	1,300,000	1,702,645
3.125% due 08/15/44	1,800,000	2,370,305
3.375% due 05/15/44	900,000	1,228,922
3.625% due 02/15/44	69,000	97,562
4.250% due 05/15/39 ‡	200,000	296,484
4.375% due 05/15/40	1,000,000	1,515,898
4.625% due 02/15/40	400,000	622,875

		44,140,928

U.S. Treasury Inflation Protected Securities - 0.9%

0.750% due 02/15/42 ^	841,223	1,071,745
0.750% due 02/15/45 ^	154,808	199,854
1.000% due 02/15/46 ^	186,820	255,060
1.375% due 02/15/44 ^	368,696	531,453
2.125% due 02/15/40 ^	252,991	392,155
2.125% due 02/15/41 ^	1,617,094	2,538,159

		4,988,426

U.S. Treasury Notes - 8.9%

0.125% due 10/31/22	8,650,000	8,651,689
0.125% due 10/15/23	10,870,000	10,862,357
0.250% due 11/15/23	10,000	10,028
0.250% due 05/31/25	3,640,000	3,632,748
0.250% due 06/30/25	1,500,000	1,496,016
0.250% due 10/31/25	10,790,000	10,742,372
0.375% due 11/30/25	210,000	210,263

	Principal Amount		Value
0.375% due 07/31/27		$370,000	$365,043
0.375% due 09/30/27		300,000	295,324
0.500% due 06/30/27		1,090,000	1,085,274
0.500% due 08/31/27		180,000	178,854
0.500% due 10/31/27		7,065,000	7,007,597
0.625% due 11/30/27		1,320,000	1,319,381
0.625% due 12/31/27		1,390,000	1,387,937
0.625% due 05/15/30		1,000,000	977,187
0.875% due 11/15/30		1,670,000	1,663,738
1.750% due 12/31/24		69,000	73,097

			49,958,905

Total U.S. Treasury Obligations (Cost $98,916,609)			99,088,259

FOREIGN GOVERNMENT BONDS & NOTES - 4.1%

Abu Dhabi Government International (United Arab Emirates) 3.125% due 09/30/49 ~		630,000	676,541
Argentina Treasury Bond (Argentina) 1.000% due 08/05/21 ^ Ω	ARS	2,950,080	27,838
Argentine Republic Government (Argentina) 0.125% due 07/09/30 *		$417,100	169,760
0.125% due 07/09/41 *		250,000	94,875
1.000% due 07/09/29 *		18,460	8,021
Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/23	BRL	940,000	200,225
10.000% due 01/01/25		3,112,000	694,791
Brazilian Government (Brazil) 4.625% due 01/13/28		$270,000	302,993
5.625% due 01/07/41		120,000	142,170
5.625% due 02/21/47		400,000	479,318
China Government (China) 3.310% due 11/30/25 ~	CNY	3,000,000	473,100
3.380% due 11/21/24 ~		500,000	78,807
3.390% due 05/21/25 ~		1,000,000	157,809
Colombia Government (Colombia) 4.000% due 02/26/24		$300,000	324,845
4.500% due 01/28/26		300,000	340,454
5.625% due 02/26/44		200,000	259,700
Egypt Government (Egypt) 5.577% due 02/21/23 ~		200,000	211,671
Indonesia Government (Indonesia) 3.500% due 01/11/28		600,000	673,614
4.875% due 05/05/21 ~		300,000	304,488
Indonesia Treasury (Indonesia) 7.000% due 05/15/27	IDR	7,665,000,000	588,823
7.500% due 06/15/35		1,622,000,000	128,432
Israel Government (Israel) 4.125% due 01/17/48		$600,000	775,052
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY	289,151,256	2,811,562
Kuwait International Government (Kuwait) 3.500% due 03/20/27 ~		$270,000	307,463
Letras de la Nacion Argentina con Ajuste por CER (Argentina) (3.487%) due 09/13/21 ^ Ω	ARS	600,373	4,376
Mexican Bonos (Mexico) 7.750% due 11/13/42	MXN	40,760,000	2,361,128

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
8.000% due 11/07/47	MXN 31,600,000	$1,875,674
8.500% due 05/31/29	2,780,000	170,422
Mexico Government (Mexico)
2.659% due 05/24/31	$200,000	205,210
3.600% due 01/30/25	230,000	256,719
3.771% due 05/24/61	200,000	208,800
4.125% due 01/21/26	200,000	230,312
4.500% due 01/31/50	200,000	234,750
Panama Government (Panama) 4.500% due 04/16/50	200,000	258,000
Peru Government (Peru) 6.150% due 08/12/32	PEN 3,000,000	1,008,748
Peruvian Government (Peru)
5.625% due 11/18/50	$95,000	149,796
5.940% due 02/12/29 ~	PEN 1,300,000	448,761
6.350% due 08/12/28 ~	2,000,000	702,645
6.550% due 03/14/37	$150,000	228,269
Province of Ontario (Canada) 3.150% due 06/02/22	CAD 900,000	736,495
Qatar Government (Qatar) 4.817% due 03/14/49 ~	$500,000	683,595
Republic of Poland Government (Poland) 4.000% due 01/22/24	170,000	188,448
Russian Federal (Russia)
6.900% due 05/23/29	RUB 13,110,000	190,632
7.000% due 08/16/23	26,040,000	371,361
7.050% due 01/19/28	35,792,000	523,035
7.250% due 05/10/34	5,970,000	87,879
7.650% due 04/10/30	39,790,000	607,804
7.700% due 03/16/39	65,580,000	1,013,344

Total Foreign Government Bonds & Notes (Cost $22,224,577)		22,978,555

MUNICIPAL BONDS - 0.3%

City of Chicago IL ‘B’ 5.630% due 01/01/22	$95,000	95,711
New York State Urban Development Corp 1.346% due 03/15/26	700,000	714,784
Regents of the University of California Medical Center Pooled Revenue 3.706% due 05/15/20	120,000	128,498
State of California 7.625% due 03/01/40	180,000	312,761
University of California 1.316% due 05/15/27	700,000	711,613

Total Municipal Bonds (Cost $1,927,638)		1,963,367

SHORT-TERM INVESTMENTS - 14.8%

U. S. Government Agency Issue - 0.0%

Federal Home Loan Bank 0.052% due 01/29/21	270,000	269,989

	Shares	Value
Money Market Fund - 11.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	64,686,442	$64,686,442

	Principal Amount
U.S. Treasury Bills - 3.3%

0.040% due 02/04/21	$6,500,000	6,499,748
0.041% due 01/28/21 ‡	4,400,000	4,399,861
0.056% due 02/16/21	1,800,000	1,799,871
0.060% due 02/02/21 ‡	1,200,000	1,199,935
0.074% due 04/29/21	2,710,000	2,709,351
0.074% due 05/04/21	1,690,000	1,689,577

		18,298,343

Total Short-Term Investments (Cost $83,253,890)		83,254,774

TOTAL INVESTMENTS - 124.2% (Cost $684,791,837)		698,767,449

TOTAL SECURITIES SOLD SHORT - (3.1%) (PROCEEDS $17,286,898)		(17,330,076)

DERIVATIVES - (0.1%)		(455,486)

OTHER ASSETS & LIABILITIES, NET - (21.0%)		(118,311,705)

NET ASSETS - 100.0%		$562,670,182

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $32,214 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	An investment with a value of $477,366 or less than 0.1% of the Fund’s net assets was in default as of December 31, 2020.

(c)	The average amount of borrowings by the Fund on sale-buyback financing transactions during the nine-month period ended December 31, 2020 was $8,182,545 at a weighted average interest rate of (1.664%).

(d)	Securities sold short outstanding as of December 31, 2020 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (3.1%)

Fannie Mae
2.500% due 02/11/51	$11,600,000	($12,205,813)
4.000% due 01/14/51	2,000,000	(2,135,934)
5.000% due 01/14/51	2,700,000	(2,988,329)

Total Securities Sold Short (Proceeds $17,286,898)		($17,330,076)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

(e)	Open futures contracts outstanding as of December 31, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AUD FX	03/21	53	$3,949,204	$4,081,000	$131,796
CAD FX	03/21	32	2,502,275	2,506,880	4,605
EUR FX	03/21	14	2,134,447	2,143,050	8,603
Euro-Bobl	03/21	7	1,154,812	1,155,999	1,187
Euro-BTP	03/21	42	7,745,946	7,799,527	53,581
Eurodollar	03/22	142	35,407,998	35,436,100	28,102
Euro-OAT	03/21	6	1,229,600	1,230,397	797
GBP FX	03/21	1	83,493	85,369	1,876
JPY FX	03/21	13	1,563,824	1,574,463	10,639
MXN FX	03/21	29	722,728	721,230	(1,498)
RUB FX	03/21	5	168,363	167,438	(925)
U.S. Treasury 5-Year Notes	03/21	314	39,535,535	39,615,515	79,980
U.S. Treasury 10-Year Notes	03/21	52	7,175,514	7,180,063	4,549
U.S. Treasury Long Bonds	03/21	269	46,910,413	46,587,438	(322,975)
U.S. Ultra Long Bonds	03/21	37	7,950,702	7,901,813	(48,889)

					(48,572)

Short Futures Outstanding
Australia 10-Year Bonds	03/21	7	790,870	794,549	(3,679)
Euro-Bund	03/21	89	19,292,755	19,314,238	(21,483)
Euro-Buxl	03/21	6	1,627,156	1,650,987	(23,831)
Eurodollar	03/21	57	14,209,193	14,225,775	(16,582)
Eurodollar	06/21	300	74,702,870	74,876,250	(173,380)
Eurodollar	12/21	83	20,577,576	20,706,425	(128,849)
Japan 10-Year Bonds	03/21	3	4,416,228	4,413,927	2,301
Long Gilt	03/21	2	366,925	370,702	(3,777)
U.S. Treasury 2-Year Notes	03/21	54	11,924,863	11,932,734	(7,871)
U.S. Treasury 5-Year Notes	03/21	5	629,055	630,820	(1,765)
U.S. Treasury 10-Year Notes	03/21	337	46,485,658	46,532,330	(46,672)
U.S. Treasury Long Bonds	03/21	1	174,616	173,188	1,428

					(424,160)

Total Futures Contracts					($472,732)

(f)	Forward foreign currency contracts outstanding as of December 31, 2020 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	1,573,580	USD	1,143,531	01/21	JPM	$69,826	$—
BRL	1,991,708	USD	351,661	01/21	GSC	31,695	—
CAD	465,000	USD	361,698	01/21	BRC	3,621	—
CAD	1,687,957	USD	1,287,269	01/21	CIT	38,906	—
CAD	1,592,948	USD	1,199,733	01/21	JPM	51,796	—
CAD	310,000	USD	242,042	01/21	UBS	1,505	—
EUR	614,000	USD	747,027	01/21	HSB	3,210	—
EUR	7,911,000	USD	9,679,504	01/21	SCB	—	(13,870)
GBP	468,549	USD	603,791	01/21	CIT	37,045	—
GBP	1,278,456	USD	1,653,929	01/21	GSC	94,618	—
GBP	165,000	USD	222,718	02/21	BRC	2,995	—
GBP	150,000	USD	201,940	02/21	UBS	3,254	—
IDR	36,838,359,174	USD	2,464,922	01/21	JPM	169,610	—
INR	32,903,342	USD	443,985	01/21	JPM	5,611	—
JPY	197,105,303	USD	1,892,714	01/21	CIT	16,646	—
MXN	4,311,382	USD	189,505	01/21	BNP	26,690	—
RUB	19,964,100	USD	259,890	01/21	BNP	9,380	—
RUB	53,354,095	USD	694,246	01/21	CIT	25,377	—
RUB	57,854,977	USD	731,951	01/21	GSC	48,379	—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	2,418,061	AUD	3,364,938	01/21	JPM	$—	($176,694)
USD	1,385,780	AUD	1,884,000	01/21	SCB	—	(66,821)
USD	502,458	AUD	684,061	01/21	UBS	—	(24,967)
USD	1,430,713	CAD	1,855,000	01/21	BRC	—	(26,637)
USD	892,566	CNH	6,040,974	01/21	BNP	—	(35,266)
USD	226,695	CNH	1,541,523	01/21	JPM	—	(10,068)
USD	1,806,728	EUR	1,531,837	01/21	BNP	—	(65,495)
USD	2,736,424	EUR	2,324,529	01/21	CIT	—	(104,633)
USD	1,298,059	EUR	1,098,804	01/21	GSC	—	(44,907)
USD	9,474,165	EUR	7,911,000	01/21	SCB	—	(191,469)
USD	9,686,017	EUR	7,911,000	02/21	SCB	13,921	—
USD	906,868	EUR	743,700	03/21	CIT	—	(3,075)
USD	204,172	GBP	152,000	02/21	HSB	—	(3,758)
USD	12,799,020	GBP	9,691,000	02/21	UBS	—	(457,870)
USD	3,452,196	JPY	363,718,227	01/21	GSC	—	(71,145)
USD	83,845	JPY	8,800,000	02/21	HSB	—	(1,430)
USD	1,636,973	MXN	36,355,537	01/21	CIT	—	(186,076)
USD	7,497	MXN	152,000	01/21	HSB	—	(123)
USD	1,405,779	MXN	28,949,900	01/21	MSC	—	(45,915)
USD	537,000	PEN	1,934,811	01/21	BRC	2,391	—
USD	441,475	PEN	1,582,247	02/21	HSB	4,278	—
USD	676,865	PEN	2,425,206	03/21	DUB	6,823	—
ZAR	4,736,125	USD	281,360	01/21	GSC	40,085	—

Total Forward Foreign Currency Contracts						$707,662	($1,530,219)

(g)	Purchased options outstanding as of December 31, 2020 were as follows:

Foreign Currency Options

Description		Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - EUR versus USD		$1.22	03/04/21	CIT	$1,850,000	$25,623	$22,969
Put - CAD versus USD		CAD 1.27	03/17/21	BNP	1,880,000	26,226	19,777

						$51,849	$42,746

Options on Futures
Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - AUD-FX (01/21)	$76.50	01/08/21	CME	1	$76,500	$572	$820
Call - U.S. Treasury 10-Year Notes (02/21)	138.00	01/22/21	CME	2	276,000	878	1,062
Call - U.S. Treasury 30-Year Bonds (02/21)	172.00	01/22/21	CME	1	172,000	1,502	2,219
Call - U.S. Treasury 30-Year Bonds (02/21)	173.00	01/22/21	CME	3	519,000	4,115	4,875
Call - CAD-FX (02/21)	78.00	02/05/21	CME	1	78,000	573	860

						7,640	9,836

Put - EUR-FX (01/21)	1.21	01/08/21	CME	2	302,500	1,717	275
Put - EUR-FX (01/21)	1.22	01/08/21	CME	2	305,000	1,905	825
Put - EUR-FX (01/21)	1.23	01/08/21	CME	4	612,500	3,385	2,750
Put - AUD-FX (01/21)	76.00	01/08/21	CME	1	76,000	522	190
Put - CAD-FX (01/21)	78.50	01/08/21	CME	2	157,000	1,015	900
Put - U.S. Treasury 10-Year Notes (02/21)	137.50	01/22/21	CME	2	275,000	832	563
Put - U.S. Treasury 10-Year Notes (02/21)	138.00	01/22/21	CME	1	138,000	611	453
Put - U.S. Treasury 30-Year Bonds (02/21)	172.50	01/22/21	CME	1	172,500	1,377	1,219

						11,364	7,175

Total Options on Futures						$19,004	$17,011

Total Purchased Options						$70,853	$59,757

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

(h) Premiums received and value of written options outstanding as of December 31, 2020 were as follows:

Options on Futures
Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - EUR-FX (01/21)	$1.21	01/08/21	CME	1	$151,250	$1,322	($1,963)
Call - CAD-FX (01/21)	77.00	01/08/21	CME	2	154,000	1,315	(2,740)
Call - CAD-FX (01/21)	77.50	01/08/21	CME	2	155,000	1,115	(1,840)
Call - U.S. Treasury 5-Year Notes (02/21)	126.00	01/22/21	CME	5	630,000	890	(1,406)
Call - U.S. Treasury 10-Year Notes (02/21)	138.50	01/22/21	CME	15	2,077,500	4,833	(4,219)
Call - U.S. Treasury 10-Year Notes (02/21)	139.00	01/22/21	CME	13	1,807,000	3,134	(1,625)
Call - U.S. Treasury 30-Year Bonds (02/21)	173.50	01/22/21	CME	2	347,000	1,809	(2,719)
Call - U.S. Treasury 30-Year Bonds (02/21)	174.00	01/22/21	CME	8	1,392,000	9,502	(9,000)
Call - U.S. Treasury 30-Year Bonds (02/21)	175.00	01/22/21	CME	6	1,050,000	8,615	(4,406)
Call - U.S. Treasury 30-Year Bonds (02/21)	176.00	01/22/21	CME	2	352,000	3,528	(937)
Call - EUR-FX (02/21)	1.23	02/05/21	CME	1	153,750	1,397	(1,000)
Call - U.S. Treasury 30-Year Bonds (03/21)	174.00	02/19/21	CME	2	348,000	2,653	(3,656)

						40,113	(35,511)

Put - EUR-FX (01/21)	1.18	01/08/21	CME	2	294,375	1,945	(19)
Put - EUR-FX (01/21)	1.20	01/08/21	CME	3	450,000	1,868	(131)
Put - AUD-FX (01/21)	72.00	01/08/21	CME	1	72,000	798	(5)
Put - AUD-FX (01/21)	73.00	01/08/21	CME	1	73,000	837	(5)
Put - U.S. Treasury 30-Year Bonds (02/21)	170.00	01/22/21	CME	2	340,000	1,590	(969)
Put - Euro-Bund (02/21)	EUR 178.00	01/22/21	EUX	1	EUR 178,000	744	(1,075)

						7,782	(2,204)

Total Options on Futures						$47,895	($37,715)

Options on Securities
Description		Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - Fannie Mae 2.000% due 2/11/51		$102.19	02/04/21	JPM	$800,000	$2,000	($1,760)
Put - Fannie Mae 2.000% due 2/11/51		102.27	02/04/21	JPM	300,000	727	(678)
Put - Ginnie Mae 2.500% due 2/18/51		103.77	02/11/21	JPM	800,000	1,312	(721)
Put - Fannie Mae 2.000% due 3/11/51		102.13	03/04/21	JPM	400,000	1,250	(388)

						$5,289	($3,547)

Total Written Options						$53,184	($41,262)

(i)	Swap agreements outstanding as of December 31, 2020 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter party	Implied Credit Spread at 12/31/20 (2)	Notional Amount(3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Q	1.000%	12/20/21	MSC	0.229%	EUR 400,000	$3,858	$2,801	$1,057
Russian Federation	Q	1.000%	12/20/24	JPM	0.669%	$400,000	5,357	1,972	3,385

							9,215	4,773	4,442

				Exchange

Tesco PLC	Q	1.000%	06/20/22	ICE	0.238%	EUR 800,000	11,411	3,661	7,750
Rolls-Royce PLC	Q	1.000%	12/20/24	ICE	2.783%	800,000	(65,208)	(4,034)	(61,174)

							(53,797)	(373)	(53,424)

Total Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection							($44,582)	$4,400	($48,982)

Credit Default Swaps on Credit Indices - Buy Protection (4)
Referenced Obligation		Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount(3)	Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY 35 5Y		Q	5.000%	12/20/25	ICE	$900,000	($85,390)	($65,465)	($19,925)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount(3)	Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 34 5Y	Q	1.000%	06/20/25	ICE	$11,878,000	$197,874	$(20,910)	$218,784
CDX IG 35 5Y	Q	1.000%	12/20/25	ICE	9,718,000	241,073	227,856	13,217
CDX HY 35 5Y	Q	5.000%	12/20/25	ICE	2,830,000	268,247	129,974	138,273

						$707,194	$336,920	$370,274

Total Credit Default Swaps on Credit Indices						$621,804	$271,455	$350,349

Total Credit Default Swaps						$577,222	$275,855	$301,367

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Counterparty	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7.024%	Brazil CETIP Interbank	Z / Z	CIT	01/04/27	BRL 5,712,000	$64,953	$2,294	$62,659
7.044%	Brazil CETIP Interbank	Z / Z	JPM	01/04/27	1,400,000	16,165	—	16,165

						81,118	2,294	78,824

			Exchange
0.190%	3-Month USD-LIBOR	S / Q	CME	06/15/22	$5,492,000	221	(25)	246
2.800%	3-Month USD-LIBOR	S / Q	CME	08/22/23	500,000	39,091	—	39,091
0.100%	6-Month JPY-LIBOR	S / S	LCH	03/20/24	JPY 1,395,000,000	69,833	52,017	17,816
0.100%	1 Day U.S. Fed Funds	A / A	CME	11/30/24	$3,649,000	(9,897)	2,292	(12,189)
0.380%	3-Month USD-LIBOR	S / Q	CME	02/28/25	7,774,000	13,723	1,600	12,123
0.840%	3-Month USD-LIBOR	S / Q	CME	11/27/25	9,453,000	2,377	(4,123)	6,500
(0.095%)	6-Month JPY-LIBOR	S / S	LCH	09/13/26	JPY 140,000,000	(5,105)	—	(5,105)
(0.092%)	6-Month JPY-LIBOR	S / S	LCH	09/13/26	70,000,000	(2,430)	—	(2,430)
(0.068%)	6-Month JPY-LIBOR	S / S	LCH	09/18/26	120,000,000	(2,608)	—	(2,608)
(0.062%)	6-Month JPY-LIBOR	S / S	LCH	09/18/26	190,000,000	(3,470)	(84)	(3,386)
(0.064%)	6-Month JPY-LIBOR	S / S	LCH	09/19/26	67,000,000	(1,304)	—	(1,304)
(0.063%)	6-Month JPY-LIBOR	S / S	LCH	09/19/26	67,000,000	(1,265)	—	(1,265)
(0.087%)	6-Month JPY-LIBOR	S / S	LCH	09/20/26	34,000,000	(1,105)	—	(1,105)
(0.097%)	6-Month JPY-LIBOR	S / S	LCH	09/24/26	82,000,000	(3,161)	111	(3,272)
7.450%	28-Day MXN TIIE	L / L	CME	07/18/29	MXN 63,630,000	510,198	26,769	483,429
0.036%	6-Month JPY-LIBOR	S / S	LCH	03/10/38	JPY 19,000,000	(5,738)	—	(5,738)
0.040%	6-Month JPY-LIBOR	S / S	LCH	03/10/38	19,000,000	(5,607)	—	(5,607)
0.103%	6-Month JPY-LIBOR	S / S	LCH	08/28/39	90,000,000	(23,116)	—	(23,116)
1.000%	6-Month JPY-LIBOR	S / S	LCH	03/21/48	20,000,000	32,946	48,803	(15,857)

						603,583	127,360	476,223

Total Interest Rate Swaps - Long						$684,701	$129,654	$555,047

Interest Rate Swaps - Short

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.300%	6-Month JPY-LIBOR	S / S	CME	03/18/26	JPY 685,000,000	($122,589)	($66,278)	($56,311)
0.300%	6-Month JPY-LIBOR	S / S	LCH	03/18/26	410,000,000	(73,375)	(23,718)	(49,657)
0.260%	1 Day U.S. Fed Funds	A / A	CME	05/15/27	$5,461,000	54,343	(18,331)	72,674
0.450%	3-Month USD-LIBOR	S / Q	CME	05/15/27	7,907,000	65,389	(19,189)	84,578
0.300%	6-Month JPY-LIBOR	S / S	LCH	09/20/27	JPY 440,000,000	(95,256)	(16,687)	(78,569)
0.300%	6-Month JPY-LIBOR	S / S	LCH	03/20/28	100,000,000	(22,609)	7,084	(29,693)
0.399%	6-Month JPY-LIBOR	S / S	LCH	06/18/28	50,000,000	(14,784)	(42)	(14,742)
0.450%	6-Month JPY-LIBOR	S / S	LCH	03/20/29	320,000,000	(117,174)	(99,063)	(18,111)
0.750%	6-Month JPY-LIBOR	S / S	LCH	03/20/38	140,000,000	(126,058)	13,445	(139,503)
0.800%	6-Month JPY-LIBOR	S / S	LCH	10/22/38	10,000,000	(9,900)	—	(9,900)
0.705%	6-Month JPY-LIBOR	S / S	LCH	10/31/38	50,000,000	(41,215)	3,203	(44,418)
0.785%	6-Month JPY-LIBOR	S / S	LCH	11/12/38	20,000,000	(19,211)	68	(19,279)
0.560%	1 Day USD-SOFR	A / A	CME	07/20/45	$1,380,000	169,585	12,421	157,164
0.740%	1 Day USD-SOFR	A / A	CME	08/19/45	640,000	53,218	—	53,218
0.641%	6-Month JPY-LIBOR	S / S	CME	05/09/46	JPY 187,300,000	(121,857)	—	(121,857)
1.000%	3-Month USD-LIBOR	S / Q	CME	02/15/47	$1,353,000	118,173	16,260	101,913
1.200%	3-Month USD-LIBOR	S / Q	CME	02/15/47	901,000	37,147	4,963	32,184
1.225%	3-Month USD-LIBOR	S / Q	CME	02/15/47	362,000	12,838	416	12,422
0.900%	3-Month USD-LIBOR	S / Q	CME	03/17/50	535,000	66,176	9,076	57,100
1.200%	3-Month USD-LIBOR	S / Q	CME	10/07/50	751,000	37,164	3,830	33,334
0.500%	1 Day GBP-SONIA	A / A	LCH	06/16/51	GBP 2,400,000	(182,367)	(124,714)	(57,653)

						($332,362)	($297,256)	($35,106)

Total Interest Rate Swaps						$352,339	($167,602)	$519,941

Total Swap Agreements						$929,561	$108,253	$821,308

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:

		Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$209,780,320	$—	$209,780,320	$—
	Senior Loan Notes	7,709,852	—	7,330,928	378,924
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	21,668,032	—	21,668,032	—
	Collateralized Mortgage Obligations - Residential	35,579,635	—	35,579,635	—
	Fannie Mae	139,675,322	—	137,171,758	2,503,564
	Freddie Mac	9,039,535	—	9,039,535	—
	Government National Mortgage Association	21,611,004	—	21,611,004	—

	Total Mortgage-Backed Securities	227,573,528	—	225,069,964	2,503,564
	Asset-Backed Securities	46,418,794	—	45,918,794	500,000
	U.S. Treasury Obligations	99,088,259	—	99,088,259	—
	Foreign Government Bonds & Notes	22,978,555	—	22,978,555	—
	Municipal Bonds	1,963,367	—	1,963,367	—
	Short-Term Investments	83,254,774	64,686,442	18,568,332	—
	Derivatives:
	Credit Contracts
	Swaps	382,466	—	382,466	—
	Foreign Currency Contracts
	Futures	157,519	157,519	—	—
	Forward Foreign Currency Contracts	707,662	—	707,662	—
	Purchased Options	49,366	—	49,366	—

	Total Foreign Currency Contracts	914,547	157,519	757,028	—
	Interest Rate Contracts
	Futures	171,925	171,925	—	—
	Purchased Options	10,391	—	10,391	—
	Swaps	1,242,616	—	1,242,616	—

	Total Interest Rate Contracts	1,424,932	171,925	1,253,007	—

	Total Assets - Derivatives	2,721,945	329,444	2,392,501	—

	Total Assets	701,489,394	65,015,886	633,091,020	3,382,488

Liabilities	Sale-buyback Financing Transactions	(17,237,162)	—	(17,237,162)	—
	Securities Sold Short
	Mortgaged-Backed Securities	(17,330,076)	—	(17,330,076)	—
	Derivatives:
	Credit Contracts
	Swaps	(81,099)	—	(81,099)	—
	Foreign Currency Contracts
	Futures	(2,423)	(2,423)	—	—
	Forward Foreign Currency Contracts	(1,530,219)	—	(1,530,219)	—
	Written Options	(7,703)	—	(7,703)	—

	Total Foreign Currency Contracts	(1,540,345)	(2,423)	(1,537,922)	—

	Interest Rate Contracts
	Futures	(799,753)	(799,753)	—	—
	Swaps	(722,675)	—	(722,675)	—
	Written Options	(33,559)	—	(33,559)	—

	Total Interest Rate Contracts	(1,555,987)	(799,753)	(756,234)	—

	Total Liabilities - Derivatives	(3,177,431)	(802,176)	(2,375,255)	—

	Total Liabilities	(37,744,669)	(802,176)	(36,942,493)	—

	Total	$663,744,725	$64,213,710	$596,148,527	$3,382,488

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments

December 31, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 50.5%

Basic Materials - 0.6%

LYB International Finance III LLC 1.250% due 10/01/25	$140,000	$142,550
Nucor Corp 2.000% due 06/01/25	65,000	68,894
POSCO (South Korea) 2.375% due 11/12/22 ~	450,000	463,087

		674,531

Communications - 2.9%

British Telecommunications PLC (United Kingdom) 4.500% due 12/04/23	375,000	415,455
Charter Communications Operating LLC
4.464% due 07/23/22	790,000	833,055
4.908% due 07/23/25	460,000	534,767
Cox Communications Inc 2.950% due 06/30/23 ~	110,000	115,758
Crown Castle Towers LLC 3.720% due 07/15/43 ~	55,000	57,712
Expedia Group Inc 3.600% due 12/15/23 ~	260,000	277,252
JD.com Inc (China) 3.125% due 04/29/21	560,000	563,885
Sky Ltd (United Kingdom) 3.750% due 09/16/24 ~	200,000	222,854
Verizon Communications Inc 0.850% due 11/20/25	235,000	236,903
WPP Finance 2010 (United Kingdom) 3.625% due 09/07/22	69,000	72,524

		3,330,165

Consumer, Cyclical - 6.0%

American Airlines Pass-Through Trust ‘B’ 3.700% due 04/15/27	141,975	120,481
Daimler Finance North America LLC (Germany) 1.750% due 03/10/23 ~	410,000	421,048
Ford Motor Credit Co LLC
3.470% due 04/05/21	200,000	200,625
3.813% due 10/12/21	200,000	202,625
General Motors Co 4.875% due 10/02/23	165,000	183,202
5.400% due 10/02/23	210,000	235,281
General Motors Financial Co Inc
1.080% (USD LIBOR + 0.850%) due 04/09/21 §	200,000	200,127
2.900% due 02/26/25	435,000	464,906
4.200% due 11/06/21	65,000	67,004
Harley-Davidson Financial Services Inc
1.168% (USD LIBOR + 0.940%) due 03/02/21 ~ §	270,000	270,056
2.550% due 06/09/22 ~	85,000	86,702
4.050% due 02/04/22 ~	340,000	351,981
Hasbro Inc
2.600% due 11/19/22	205,000	212,960
3.000% due 11/19/24	280,000	303,460

	Principal Amount	Value
Hyundai Capital America
2.375% due 02/10/23 ~	$445,000	$459,072
2.850% due 11/01/22 ~	121,000	125,459
3.000% due 06/20/22 ~	235,000	242,440
3.950% due 02/01/22 ~	405,000	418,553
Marriott International Inc
3.125% due 02/15/23	55,000	56,807
3.600% due 04/15/24	30,000	31,992
Nissan Motor Acceptance Corp
2.600% due 09/28/22 ~	115,000	118,034
3.150% due 03/15/21 ~	375,000	376,680
Nissan Motor Co Ltd (Japan) 3.043% due 09/15/23 ~	230,000	240,626
QVC Inc 4.375% due 03/15/23	145,000	152,550
Ralph Lauren Corp 1.700% due 06/15/22	40,000	40,735
Ross Stores Inc 4.600% due 04/15/25	460,000	531,074
United Airlines Pass-Through Trust ‘B’ 3.500% due 11/01/29	86,039	80,635
Volkswagen Group of America Finance LLC (Germany)
2.500% due 09/24/21 ~	200,000	203,008
2.700% due 09/26/22 ~	200,000	207,447
2.900% due 05/13/22 ~	200,000	206,383
Walgreen Co 3.100% due 09/15/22	100,000	104,417

		6,916,370

Consumer, Non-Cyclical - 5.8%

AbbVie Inc 2.600% due 11/21/24	625,000	670,353
BAT International Finance PLC (United Kingdom) 1.668% due 03/25/26	210,000	215,068
Baxalta Inc 3.600% due 06/23/22	95,000	98,878
Bayer US Finance II LLC (Germany)
0.881% (USD LIBOR + 0.630%) due 06/25/21 ~ §	210,000	210,446
3.500% due 06/25/21 ~	530,000	536,461
Becton Dickinson and Co
3.363% due 06/06/24	230,000	250,104
3.734% due 12/15/24	175,000	194,089
Bunge Ltd Finance Corp
3.000% due 09/25/22	630,000	654,400
4.350% due 03/15/24	30,000	33,109
Cardinal Health Inc
3.200% due 03/15/23	210,000	222,265
3.500% due 11/15/24	270,000	296,302
Cargill Inc 1.375% due 07/23/23 ~	110,000	112,781
China Mengniu Dairy Co Ltd (China) 1.875% due 06/17/25 ~	400,000	403,924
Diageo Capital PLC (United Kingdom) 1.375% due 09/29/25	325,000	334,555
EMD Finance LLC (Germany) 2.950% due 03/19/22 ~	95,000	97,566

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Global Payments Inc 2.650% due 02/15/25	$170,000	$182,121
Humana Inc 4.500% due 04/01/25	225,000	258,601
Imperial Brands Finance PLC (United Kingdom)
3.125% due 07/26/24 ~	200,000	214,404
3.500% due 02/11/23 ~	200,000	209,498
3.750% due 07/21/22 ~	400,000	417,248
PeaceHealth Obligated Group 1.375% due 11/15/25	40,000	40,846
Perrigo Finance Unlimited Co 3.900% due 12/15/24	455,000	500,772
Prosperous Ray Ltd (China) 4.625% due 11/12/23 ~	240,000	261,100
Royalty Pharma PLC 0.750% due 09/02/23 ~	190,000	191,020
Stryker Corp 0.600% due 12/01/23	60,000	60,104

		6,666,015

Energy - 8.2%

Aker BP ASA (Norway) 3.000% due 01/15/25 ~	230,000	241,789
Canadian Natural Resources Ltd (Canada) 2.050% due 07/15/25	260,000	272,970
Cenovus Energy Inc (Canada)
3.000% due 08/15/22	360,000	367,943
3.800% due 09/15/23	35,000	36,370
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/25	270,000	314,437
7.000% due 06/30/24	415,000	484,896
Diamondback Energy Inc
2.875% due 12/01/24	620,000	652,190
4.750% due 05/31/25	140,000	157,736
Energy Transfer Operating LP
2.900% due 05/15/25	60,000	63,529
4.250% due 03/15/23	300,000	319,077
5.875% due 01/15/24	560,000	629,719
Eni SPA (Italy) 4.000% due 09/12/23 ~	470,000	512,013
EOG Resources Inc 2.625% due 03/15/23	66,000	68,911
EQT Corp
3.000% due 10/01/22	525,000	529,922
4.875% due 11/15/21	66,000	67,856
Gray Oak Pipeline LLC
2.000% due 09/15/23 ~	30,000	30,485
2.600% due 10/15/25 ~	90,000	92,843
Kinder Morgan Inc
3.150% due 01/15/23	225,000	236,795
5.000% due 02/15/21 ~	115,000	115,341
Marathon Oil Corp 2.800% due 11/01/22	173,000	177,871
MPLX LP 1.330% (USD LIBOR + 1.100%) due 09/09/22 §	180,000	180,033
Occidental Petroleum Corp 2.600% due 08/13/21	175,000	176,859

	Principal Amount	Value
Phillips 66 0.833% (USD LIBOR + 0.600%) due 02/26/21 §	$165,000	$165,020
Reliance Industries Ltd (India) 5.400% due 02/14/22 ~	250,000	261,894
Sabine Pass Liquefaction LLC
5.625% due 04/15/23	200,000	219,843
6.250% due 03/15/22	565,000	594,785
Saudi Arabian Oil Co (Saudi Arabia) 1.250% due 11/24/23 ~	200,000	202,642
Schlumberger Finance Canada Ltd 1.400% due 09/17/25	70,000	72,065
Schlumberger Holdings Corp
3.750% due 05/01/24 ~	315,000	343,658
4.000% due 12/21/25 ~	75,000	85,317
Suncor Energy Inc (Canada) 2.800% due 05/15/23	95,000	100,008
Sunoco Logistics Partners Operations LP 4.250% due 04/01/24	15,000	16,246
The Williams Cos Inc
3.350% due 08/15/22	120,000	124,866
3.700% due 01/15/23	515,000	545,858
Valero Energy Corp
1.200% due 03/15/24	170,000	171,679
2.700% due 04/15/23	305,000	318,460
3.650% due 03/15/25	50,000	54,725
Western Midstream Operating LP 4.000% due 07/01/22	425,000	437,484

		9,444,135

Financial - 17.7%

AerCap Ireland Capital DAC (Ireland)
3.950% due 02/01/22	400,000	411,419
4.450% due 12/16/21	220,000	226,599
4.500% due 09/15/23	195,000	211,541
AIG Global Funding 0.800% due 07/07/23 ~	140,000	141,423
Air Lease Corp
2.250% due 01/15/23	175,000	179,794
2.500% due 03/01/21	70,000	70,216
3.500% due 01/15/22	90,000	92,632
Avolon Holdings Funding Ltd (Ireland)
2.875% due 02/15/25 ~	225,000	229,818
3.625% due 05/01/22 ~	335,000	342,347
3.950% due 07/01/24 ~	65,000	68,696
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.875% due 09/18/23	400,000	403,046
Bank of America Corp
1.378% (USD LIBOR + 1.160%) due 01/20/23 §	295,000	298,083
2.503% due 10/21/22	345,000	351,227
Banque Federative du Credit Mutuel SA (France)
0.650% due 02/27/24 ~	295,000	295,924
2.125% due 11/21/22 ~	335,000	346,049
BDO Unibank Inc (Philippines) 2.950% due 03/06/23 ~	400,000	416,226
BPCE SA (France)
1.433% (USD LIBOR + 1.220%) due 05/22/22 ~ §	250,000	253,134
5.700% due 10/22/23 ~	200,000	226,501

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Brixmor Operating Partnership LP REIT 3.250% due 09/15/23	$280,000	$296,691
Capital One Financial Corp 3.500% due 06/15/23	130,000	139,593
CC Holdings GS V LLC REIT 3.849% due 04/15/23	445,000	477,741
Citigroup Inc 2.312% due 11/04/22	310,000	315,018
Cooperatieve Rabobank UA (Netherlands) 3.950% due 11/09/22	375,000	398,701
Credicorp Ltd (Peru) 2.750% due 06/17/25 ~	200,000	208,300
Credit Suisse AG (Switzerland) 1.000% due 05/05/23	360,000	365,550
Danske Bank AS (Denmark)
1.226% due 06/22/24 ~	365,000	370,320
3.001% due 09/20/22 ~	455,000	462,320
5.000% due 01/12/22 ~	245,000	255,842
Deutsche Bank AG (Germany)
1.510% (USD LIBOR + 1.290%) due 02/04/21 §	250,000	250,139
3.150% due 01/22/21	175,000	175,196
3.375% due 05/12/21	160,000	161,551
4.250% due 10/14/21	230,000	235,900
Equitable Financial Life Global Funding 1.400% due 07/07/25 ~	255,000	262,024
First Niagara Financial Group Inc 7.250% due 12/15/21	120,000	127,699
Highwoods Realty LP REIT 3.625% due 01/15/23	175,000	182,342
HSBC Holdings PLC (United Kingdom) 2.099% due 06/04/26	515,000	535,614
ING Groep NV (Netherlands) 1.401% (USD LIBOR + 1.150%) due 03/29/22 §	205,000	207,208
Intercontinental Exchange Inc 0.700% due 06/15/23	135,000	136,254
Lloyds Banking Group PLC (United Kingdom) 1.326% due 06/15/23	200,000	202,256
Marsh & McLennan Cos Inc 3.875% due 03/15/24	190,000	209,749
Metropolitan Life Global Funding I 0.900% due 06/08/23 ~	250,000	253,214
Morgan Stanley 0.560% due 11/10/23	200,000	200,511
Nasdaq Inc 0.445% due 12/21/22	125,000	125,162
National Bank of Canada (Canada) 2.150% due 10/07/22 ~	395,000	407,320
NatWest Markets PLC (United Kingdom) 2.375% due 05/21/23 ~	485,000	504,618
Nordea Bank Abp (Finland) 4.875% due 05/13/21 ~	200,000	203,091
Park Aerospace Holdings Ltd (Ireland)
3.625% due 03/15/21 ~	230,000	230,634
5.250% due 08/15/22 ~	190,000	199,474
QNB Finance Ltd (Qatar) 3.500% due 03/28/24 ~	280,000	300,960

	Principal Amount	Value
Santander UK PLC (United Kingdom) 2.100% due 01/13/23	$435,000	$449,589
SBA Tower Trust REIT
1.884% due 07/15/50 ~	70,000	72,263
2.836% due 01/15/50 ~	405,000	432,185
3.168% due 04/09/47 ~	370,000	373,302
3.448% due 03/15/48 ~	320,000	339,784
Simon Property Group LP REIT
2.000% due 09/13/24	65,000	67,952
3.375% due 10/01/24	265,000	288,263
3.500% due 09/01/25	60,000	66,659
Standard Chartered PLC (United Kingdom)
2.744% due 09/10/22 ~	400,000	405,745
3.950% due 01/11/23 ~	390,000	410,564
Swedbank AB (Sweden) 1.300% due 06/02/23 ~	355,000	362,121
Synchrony Financial 2.850% due 07/25/22	801,000	827,367
The Goldman Sachs Group Inc
0.994% (USD LIBOR + 0.780%) due 10/31/22 §	100,000	100,416
1.325% (USD LIBOR + 1.110%) due 04/26/22 §	295,000	295,826
3.000% due 04/26/22	85,000	85,693
3.500% due 04/01/25	220,000	244,836
The Western Union Co
2.850% due 01/10/25	240,000	257,969
3.600% due 03/15/22	235,000	242,793
Trinity Acquisition PLC 3.500% due 09/15/21	115,000	117,081
UBS Group AG (Switzerland)
1.008% due 07/30/24 ~	390,000	393,994
1.433% (USD LIBOR + 1.220%) due 05/23/23 ~ §	255,000	257,978
Ventas Realty LP REIT 3.100% due 01/15/23	60,000	63,000
Wells Fargo & Co
1.654% due 06/02/24	170,000	174,680
2.188% due 04/30/26	145,000	152,796
3.500% due 03/08/22	170,000	176,276
4.125% due 08/15/23	80,000	87,438
Wells Fargo Bank NA 2.082% due 09/09/22	250,000	252,887
Willis Towers Watson PLC 5.750% due 03/15/21	470,000	474,747

		20,439,871

Industrial - 3.4%

Avnet Inc 3.750% due 12/01/21	197,000	201,819
Boral Finance Pty Ltd (Australia) 3.000% due 11/01/22 ~	35,000	35,789
Carrier Global Corp 2.242% due 02/15/25	425,000	450,308
CNH Industrial Capital LLC 3.875% due 10/15/21	475,000	486,334
DAE Funding LLC (United Arab Emirates) 5.250% due 11/15/21 ~	220,000	224,950
Eagle Materials Inc 4.500% due 08/01/26	50,000	51,947

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Eastern Creation II Investment Holdings Ltd (China) 1.000% due 09/10/23 ~	$400,000	$398,791
Heathrow Funding Ltd (United Kingdom) 4.875% due 07/15/23 ~	320,000	326,695
Shanghai Electric Group Global Investment Ltd (China) 2.650% due 11/21/24 ~	400,000	414,728
SMBC Aviation Capital Finance DAC (Ireland)
3.550% due 04/15/24 ~	200,000	212,638
4.125% due 07/15/23 ~	265,000	283,171
Vulcan Materials Co 0.875% (USD LIBOR + 0.650%) due 03/01/21 §	390,000	390,172
Yongda Investment Ltd (China) 2.250% due 06/16/25 ~	400,000	408,714

		3,886,056

Technology - 2.0%

Microchip Technology Inc
0.972% due 02/15/24 ~	210,000	210,644
2.670% due 09/01/23 ~	205,000	214,525
3.922% due 06/01/21	515,000	522,364
Micron Technology Inc
2.497% due 04/24/23	550,000	573,557
4.640% due 02/06/24	70,000	77,983
NXP BV (Netherlands)
2.700% due 05/01/25 ~	40,000	43,078
3.875% due 09/01/22 ~	200,000	210,831
4.625% due 06/01/23 ~	400,000	437,429

		2,290,411

Utilities - 3.9%

Edison International 3.125% due 11/15/22	155,000	161,019
Enel Finance International NV (Italy)
2.875% due 05/25/22 ~	520,000	536,690
4.250% due 09/14/23 ~	405,000	443,185
FirstEnergy Corp 2.850% due 07/15/22	240,000	244,039
Israel Electric Corp Ltd (Israel) 5.000% due 11/12/24 ~	300,000	339,679
NRG Energy Inc 3.750% due 06/15/24 ~	130,000	142,383
Pacific Gas and Electric Co
1.600% (USD LIBOR + 1.375%) due 11/15/21 §	295,000	295,200
1.750% due 06/16/22	810,000	812,351
San Diego Gas & Electric Co 1.914% due 02/01/22	41,787	42,015
Sempra Energy 2.875% due 10/01/22	25,000	26,030
Sinosing Services Pte Ltd (China) 2.250% due 02/20/25 ~	500,000	515,414
The AES Corp 3.300% due 07/15/25 ~	155,000	169,144

	Principal Amount	Value
Vistra Operations Co LLC 3.550% due 07/15/24 ~	$705,000	$763,810

		4,490,959

Total Corporate Bonds & Notes (Cost $56,509,308)		58,138,513

MORTGAGE-BACKED SECURITIES - 18.6%

Collateralized Mortgage Obligations - Commercial - 5.4%

Austin Fairmont Hotel Trust 1.209% (USD LIBOR + 1.050%) due 09/15/32 ~ §	115,000	113,839
BAMLL Commercial Mortgage Securities Trust 3.490% due 04/14/33 ~	130,000	140,643
Banc of America Commercial Mortgage Trust 1.957% due 02/15/50	28,781	28,927
Bank 2019-BNK19 2.263% due 08/15/61	91,460	93,885
Bank 2019-BNK24 2.056% due 11/15/62	107,973	110,294
BX Commercial Mortgage Trust
1.279% (USD LIBOR + 1.120%) due 12/15/36 ~ §	189,826	189,585
1.409% (USD LIBOR + 1.250%) due 12/15/36 ~ §	179,835	178,303
BX Trust 0.959% (USD LIBOR + 0.800%) due 05/15/35 ~ §	360,000	354,926
CGDB Commercial Mortgage Trust 1.809% (USD LIBOR + 1.650%) due 11/15/36 ~ §	350,000	341,519
Commercial Mortgage Trust
1.443% due 08/10/49	14,242	14,270
1.965% due 02/10/50	21,407	21,482
3.221% due 10/10/48	136,602	137,961
3.633% due 02/10/37 ~ §	120,000	115,390
3.961% due 03/10/47	150,000	164,189
4.353% due 08/10/30 ~	120,000	128,611
4.701% due 03/10/47	130,000	142,274
4.711% due 08/10/47 ~ §	100,000	95,008
CSAIL Commercial Mortgage Trust
2.025% due 09/15/50	75,231	75,837
2.360% due 06/15/52	119,471	122,672
Fontainebleau Miami Beach Trust 3.750% due 12/10/36 ~	330,000	340,709
Great Wolf Trust 1.792% (USD LIBOR + 1.633%) due 12/15/36 ~ §	145,000	135,652
InTown Hotel Portfolio Trust
0.859% (USD LIBOR + 0.700%) due 01/15/33 ~ §	100,000	99,356
1.409% (USD LIBOR + 1.250%) due 01/15/33 ~ §	100,000	97,753
JP Morgan Chase Commercial Mortgage Securities Trust
1.509% (USD LIBOR + 1.350%) due 09/15/29 ~ §	380,000	373,488
1.759% (USD LIBOR + 1.600%) due 09/15/29 ~ §	120,000	117,095

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
1.929% (USD LIBOR + 1.770%) due 10/15/33 ~ §	$205,000	$205,740
2.329% (USD LIBOR +2.170%) due 10/15/33 ~ §	165,000	165,671
Merit 2020-Hill
1.559% (USD LIBOR + 1.400%) due 08/15/37 ~ §	100,000	100,529
1.859% (USD LIBOR + 1.700%) due 08/15/37 ~ §	100,000	100,581
2.509% (USD LIBOR + 2.350%) due 08/15/37 ~ §	115,000	115,777
Morgan Stanley Capital I Trust
3.177% due 11/10/36 ~ §	255,000	217,967
3.912% due 09/09/32 ~	285,000	307,557
New Orleans Hotel Trust 1.447% (USD LIBOR + 1.289%) due 04/15/32 ~ §	385,000	360,568
SLIDE Fund Trust
1.059% (USD LIBOR + 0.900%) due 06/15/31 ~ §	339,181	332,984
2.009% (USD LIBOR + 1.850%) due 06/15/31 ~ §	122,482	114,062
Wells Fargo Commercial Mortgage Trust 1.975% due 09/15/50	60,797	61,259
WFRBS Commercial Mortgage Trust
4.045% due 03/15/47	150,000	164,262
4.697% due 04/15/45	195,000	201,011

		6,181,636

Collateralized Mortgage Obligations - Residential - 9.3%

Angel Oak Mortgage Trust 1.261% due 05/25/65 ~ §	174,318	174,920
Angel Oak Mortgage Trust LLC 1.579% due 05/25/65 ~ §	130,879	131,380
COLT Mortgage Loan Trust
1.506% due 04/27/65 ~ §	88,060	88,911
2.764% due 08/25/49 ~ §	156,497	158,590
3.337% due 05/25/49 ~ §	67,184	67,669
Connecticut Avenue Securities Trust 0.948% (USD LIBOR + 0.800%) due 01/25/40 ~ §	77,163	77,322
Deephaven Residential Mortgage Trust
2.339% due 01/25/60 ~ §	118,762	120,363
2.577% due 10/25/47 ~ §	32,647	33,056
2.711% due 10/25/47 ~ §	8,591	8,697
2.813% due 10/25/47 ~ §	8,591	8,691
2.964% due 07/25/59 ~ §	159,391	161,271
2.976% due 12/25/57 ~ §	36,364	36,497
3.479% due 04/25/58 ~ §	68,799	70,304
3.485% due 12/26/46 ~ §	6,276	6,317
3.763% due 04/25/59 ~ §	95,838	97,114
3.921% due 04/25/59 ~ §	100,000	100,946
3.963% due 08/25/58 ~ §	30,701	30,471
4.080% due 10/25/58 ~ §	224,615	226,747
Fannie Mae Connecticut Avenue Securities
0.998% (USD LIBOR + 0.850%) due 07/25/30 §	212,170	209,276
1.248% (USD LIBOR + 1.100%) due 11/25/29 §	317,900	313,887

	Principal Amount	Value
1.348% (USD LIBOR + 1.200%) due 01/25/30 §	$134,281	$130,665
1.498% (USD LIBOR + 1.350%) due 09/25/29 §	94,626	94,034
Fannie Mae REMICS 4.000% due 06/25/44	11,177	11,410
Flagstar Mortgage Trust
0.998% (USD LIBOR + 0.850%) due 03/25/50 ~ §	138,679	138,385
3.500% due 10/25/49 ~ §	101,416	104,505
4.000% due 09/25/48 ~ §	203,538	218,530
Freddie Mac STACR REMIC Trust
0.898% (USD LIBOR + 0.750%) due 01/25/50 ~ §	44,599	44,635
0.898% (USD LIBOR + 0.750%) due 02/25/50 ~ §	73,057	73,240
1.648% (USD LIBOR + 1.500%) due 06/25/50 ~ §	39,917	39,978
1.648% (USD LIBOR + 1.500%) due 08/25/50 ~ §	184,991	185,617
1.698% (USD LIBOR + 1.550%) due 07/25/50 ~ §	73,919	74,055
1.998% (USD LIBOR + 1.850%) due 02/25/50 ~ §	200,000	199,862
3.248% (USD LIBOR + 3.100%) due 03/25/50 ~ §	210,000	212,805
Freddie Mac STACR Trust 1.548% (USD LIBOR + 1.400%) due 02/25/49 ~ §	134,658	134,583
Freddie Mac Structured Agency Credit Risk Debt
0.898% (USD LIBOR + 0.750%) due 03/25/30 §	31,939	31,999
4.848% (USD LIBOR + 4.700%) due 04/25/28 §	233,226	243,781
Freddie Mac Whole Loan Securities Trust 3.824% due 05/25/47 ~ §	19,565	19,671
Galton Funding Mortgage Trust
2.310% due 01/25/60 ~ §	112,778	114,984
2.832% due 01/25/60 ~ §	145,000	144,956
3.339% due 10/25/59 ~ §	140,000	139,988
3.500% due 11/25/57 ~ §	79,733	81,561
4.000% due 02/25/59 ~ §	101,252	104,405
GS Mortgage-Backed Securities Trust 2.309% due 07/25/44 ~ §	6,740	6,811
Homeward Opportunities Fund I Trust
2.675% due 11/25/59 ~ §	156,010	159,155
3.454% due 01/25/59 ~ §	153,501	155,311
3.606% due 01/25/59 ~ §	143,993	145,797
3.766% due 06/25/48 ~ §	60,664	61,136
3.897% due 06/25/48 ~ §	61,268	61,460
New Residential Mortgage Loan Trust
1.650% due 05/24/60 ~ §	87,258	87,996
2.464% due 01/26/60 ~ §	140,326	143,650
2.710% due 11/25/59 ~ §	224,075	230,676
2.802% due 07/25/49 ~ §	166,812	169,090
3.086% due 07/25/49 ~ §	85,587	86,702
3.600% due 04/25/49 ~ §	81,958	82,708
3.675% due 01/25/49 ~ §	204,046	205,549

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
OBX Trust
0.898% (USD LIBOR + 0.750%) due 02/25/60 ~ §	$137,623	$138,462
1.048% (USD LIBOR + 0.900%) due 06/25/59 ~ §	82,313	82,464
1.098% (USD LIBOR + 0.950%) due 02/25/60 ~ §	70,576	70,379
1.348% (USD LIBOR + 1.200%) due 06/25/59 ~ §	167,272	166,426
3.000% due 05/25/60 ~ §	80,337	82,450
3.000% due 05/25/60 ~ §	261,095	269,227
3.500% due 12/25/49 ~ §	82,048	84,692
3.500% due 02/25/60 ~ §	189,455	195,980
Sequoia Mortgage Trust
3.500% due 02/25/48 ~ §	63,609	64,092
4.000% due 06/25/48 ~ §	253,406	259,176
4.000% due 08/25/48 ~ §	166,570	171,900
4.500% due 08/25/48 ~ §	27,762	28,819
SG Residential Mortgage Trust
2.703% due 09/25/59 ~ §	81,809	83,080
2.877% due 09/25/59 ~ §	270,488	273,913
STACR Trust
0.948% (USD LIBOR + 0.800%) due 12/25/30 ~ §	39,993	40,021
1.048% (USD LIBOR + 0.900%) due 09/25/48 ~ §	110,000	110,111
1.098% (USD LIBOR + 0.950%) due 12/25/30 ~ §	70,000	70,243
1.398% (USD LIBOR + 1.250%) due 02/25/47 ~ §	143,172	143,144
Starwood Mortgage Residential Trust
2.408% due 02/25/50 ~ §	115,611	118,238
2.610% due 09/27/49 ~ §	65,537	66,839
2.941% due 06/25/49 ~ §	126,812	128,888
3.299% due 06/25/49 ~ §	120,278	121,974
3.468% due 02/25/49 ~ §	233,351	235,173
Verus Securitization Trust
1.977% due 03/25/60 ~ §	90,494	91,918
2.724% due 01/25/60 ~ §	156,717	159,720
3.100% due 11/25/59 ~ §	156,429	160,348
3.117% due 07/25/59 ~ §	187,129	192,468
3.211% due 05/25/59 ~ §	120,260	121,336
3.402% due 12/25/59 ~ §	66,353	67,126
3.677% due 06/01/58 ~ §	73,096	73,294
3.779% due 06/01/58 ~ §	43,534	43,793
3.830% due 06/01/58 ~ §	43,534	43,828
4.148% due 10/25/58 ~ §	248,730	253,222
Vista Point Securitization Trust
1.763% due 03/25/65 ~ §	204,718	206,608
2.496% due 04/25/65 ~ §	92,205	92,759

		10,774,230

Fannie Mae - 2.4%

due 01/01/51 #	30,000	31,161
due 01/01/51 #	125,000	131,758
2.000% due 09/01/35	142,961	150,839
2.500% due 11/01/50	34,796	36,768
3.000% due 08/01/32 - 05/01/35	471,635	506,729
3.500% due 01/01/48 - 07/01/50	544,705	579,741
4.500% due 04/01/26 - 01/01/50	793,131	866,150

	Principal Amount	Value
5.000% due 09/01/25 - 02/01/49	$127,475	$143,110
6.000% due 11/01/35 - 02/01/49	318,498	384,417

		2,830,673

Freddie Mac - 0.5%

4.000% due 02/01/50	204,399	218,706
4.500% due 03/01/49 - 05/01/50	139,403	151,074
5.000% due 12/01/41	82,491	95,807
7.000% due 03/01/39	30,631	35,779
7.500% due 06/01/38	32,559	38,219

		539,585

Government National Mortgage Association - 1.0%

due 01/20/51 #	185,000	197,246
4.500% due 01/20/49 - 10/20/49	145,266	157,207
5.000% due 01/20/48 - 05/20/48	412,178	453,343
5.500% due 09/15/45 - 02/20/49	278,852	320,208

		1,128,004

Total Mortgage-Backed Securities (Cost $21,351,262)		21,454,128

ASSET-BACKED SECURITIES - 15.3%

AmeriCredit Automobile Receivables Trust
0.970% due 02/18/26	85,000	86,031
1.060% due 08/18/26	80,000	80,432
1.590% due 10/20/25	165,000	168,194
1.800% due 12/18/25	160,000	163,116
2.690% due 06/19/23	110,000	111,519
2.710% due 08/18/22	62,793	63,167
2.710% due 09/08/22	315,000	316,496
Applebee’s Funding LLC 4.194% due 06/07/49 ~	149,625	148,400
ARI Fleet Lease Trust
2.060% due 11/15/28 ~	190,000	195,690
2.550% due 10/15/26 ~	14,151	14,162
Ascentium Equipment Receivables Trust 2.290% due 06/10/21 ~	3,178	3,180
Avis Budget Rental Car Funding AESOP LLC
2.330% due 08/20/26 ~	125,000	129,366
2.650% due 03/20/26 ~	425,000	434,859
3.330% due 03/20/24 ~	260,000	269,029
3.700% due 03/20/23 ~	100,000	102,299
4.530% due 03/20/23 ~	130,000	132,283
4.950% due 03/20/25 ~	100,000	105,617
Bayview Mortgage Fund IVc Trust 3.500% due 01/28/58 ~ §	118,909	120,539
Bayview Opportunity Master Fund IVb Trust 3.500% due 01/28/55 ~ §	70,305	72,155
BRE Grand Islander Timeshare Issuer LLC 3.280% due 09/26/33 ~	271,640	282,223
Capital Auto Receivables Asset Trust
2.700% due 09/20/22 ~	65,000	65,781
3.360% due 11/21/22 ~	160,000	164,080
3.480% due 10/20/23 ~	60,000	60,458
3.690% due 12/20/23 ~	80,000	81,337
CarMax Auto Owner Trust
1.090% due 03/16/26	285,000	290,210
2.340% due 11/17/25	105,000	108,871

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
CBAM Ltd (Cayman) 1.517% (USD LIBOR + 1.280%) due 02/12/30 ~ §	$760,000	$760,767
CIFC Funding Ltd (Cayman)
1.265% (USD LIBOR + 1.050%) due 04/24/30 ~ §	500,000	499,510
1.555% (USD LIBOR + 1.350%) due 10/20/31 ~ §	255,000	255,445
1.937% (USD LIBOR + 1.700%) due 07/15/32 ~ §	275,000	275,774
CNH Equipment Trust
1.930% due 03/15/24	315,000	315,140
3.010% due 04/15/24	174,933	178,900
Cole Park CLO Ltd (Cayman) 1.268% (USD LIBOR + 1.050%) due 10/20/28 ~ §	435,000	435,019
Daimler Trucks Retail Trust 1.370% due 06/15/27	265,000	267,056
Dryden 86 CLO Ltd (Cayman) 1.884% (USD LIBOR + 1.650%) due 07/17/30 ~ §	250,000	250,958
Elara HGV Timeshare Issuer LLC
2.530% due 02/25/27 ~	14,657	14,683
2.690% due 03/25/30 ~	40,263	41,413
2.730% due 04/25/28 ~	124,237	126,769
Enterprise Fleet Financing LLC 3.140% due 02/20/24 ~	38,602	38,873
Ford Credit Auto Owner Trust
1.740% due 04/15/33 ~	115,000	116,192
2.030% due 12/15/27 ~	350,000	352,842
GM Financial Automobile Leasing Trust
1.560% due 07/22/24	345,000	351,598
2.560% due 07/22/24	95,000	98,311
3.560% due 12/20/22	275,000	279,605
GM Financial Consumer Automobile Receivables Trust 1.050% due 05/18/26	85,000	85,461
GMF Floorplan Owner Revolving Trust
2.700% due 04/15/24 ~	170,000	175,111
3.240% due 03/15/23 ~	352,000	353,387
Hilton Grand Vacations Trust
2.660% due 12/26/28 ~	72,564	74,285
2.960% due 12/26/28 ~	30,235	30,617
Hyundai Auto Receivables Trust
1.600% due 12/15/26	150,000	153,909
2.940% due 05/15/25	165,000	172,814
John Deere Owner Trust 0.720% due 06/15/27	120,000	121,262
Madison Park Funding Ltd (Cayman) 1.537% (USD LIBOR + 1.300%) due 07/15/32 ~ §	250,000	249,820
Metlife Securitization Trust 3.000% due 04/25/55 ~ §	87,721	92,514
Mill City Mortgage Loan Trust 2.500% due 04/25/57 ~ §	19,576	19,785
MMAF Equipment Finance LLC 3.200% due 09/12/22 ~	146,071	147,553
MVW LLC 2.730% due 10/20/37 ~	95,341	97,949

	Principal Amount	Value
MVW Owner Trust
2.420% due 12/20/34 ~	$258,914	$265,523
2.890% due 11/20/36 ~	273,004	283,825
Navient Private Education Refi Loan Trust
1.170% due 09/16/69 ~	83,181	83,849
1.220% due 07/15/69 ~	281,810	284,835
2.400% due 10/15/68 ~	137,117	140,534
2.460% due 11/15/68 ~	195,000	204,416
2.640% due 05/15/68 ~	360,000	371,498
2.820% due 02/15/68 ~	31,544	31,658
Navistar Financial Dealer Note Master Trust
1.098% (USD LIBOR + 0.950%) due 07/25/25 ~ §	190,000	191,421
1.498% (USD LIBOR + 1.350%) due 07/25/25 ~ §	180,000	181,630
Neuberger Berman CLO Ltd (Cayman) 1.087% (USD LIBOR + 0.850%) due 01/15/28 ~ §	216,306	215,736
Neuberger Berman Loan Advisers CLO 38 Ltd (Cayman) 1.530% (USD LIBOR + 1.300%) due 10/20/32 ~ §	250,000	250,590
OCP CLO Ltd (Cayman) 1.338% (USD LIBOR + 1.120%) due 07/20/29 ~ §	415,000	415,366
Palmer Square CLO Ltd (Cayman) 1.904% (USD LIBOR + 1.700%) due 07/15/31 ~ §	260,000	260,371
Planet Fitness Master Issuer LLC 4.262% due 09/05/48 ~	195,500	195,923
Santander Drive Auto Receivables Trust
1.010% due 01/15/26	125,000	125,659
3.210% due 09/15/23	92,435	92,825
Santander Retail Auto Lease Trust
2.520% due 11/20/24 ~	165,000	169,322
2.880% due 06/20/24 ~	410,000	422,564
3.010% due 05/22/23 ~	180,000	184,697
Sierra Timeshare Conduit Receivables Funding LLC 2.910% due 03/20/34 ~	413,322	420,953
Sierra Timeshare Receivables Funding LLC
2.330% due 07/20/33 ~	10,799	10,824
2.430% due 10/20/33 ~	30,878	31,159
3.510% due 07/20/37 ~	105,507	108,991
SLM Student Loan Trust
0.548% (USD LIBOR + 0.400%) due 03/25/25 §	97,475	94,940
1.715% (USD LIBOR + 1.500%) due 04/25/23 §	17,306	17,311
1.915% (USD LIBOR + 1.700%) due 07/25/23 §	26,959	27,020
SMB Private Education Loan Trust
1.159% (USD LIBOR + 1.000%) due 06/15/27 ~ §	32,269	32,387
1.290% due 07/15/53 ~	118,536	119,105
1.309% (USD LIBOR + 1.150%) due 05/15/26 ~ §	47,561	47,679
1.600% due 09/15/54 ~	550,000	556,041
1.659% (USD LIBOR + 1.500%) due 04/15/32 ~ §	225,000	227,639
3.050% due 05/15/26 ~	22,382	22,566

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
3.600% due 01/15/37 ~	$120,337	$128,689
Towd Point Mortgage Trust
2.250% due 07/25/56 ~ §	28,045	28,493
2.750% due 02/25/55 ~ §	13,414	13,580
2.750% due 04/25/55 ~ §	12,508	12,552
2.750% due 05/25/55 ~ §	16,850	16,999
2.750% due 08/25/55 ~ §	24,328	24,639
2.750% due 10/25/56 ~ §	35,395	36,295
2.750% due 04/25/57 ~ §	78,010	79,845
3.000% due 01/25/58 ~ §	62,914	65,463
3.750% due 05/25/58 ~ §	88,231	94,054
Verizon Owner Trust 2.530% due 04/20/22 ~	120,000	120,128
Volvo Financial Equipment LLC 3.060% due 12/15/25 ~	265,000	268,757
World Omni Auto Receivables Trust 1.640% due 08/17/26	120,000	122,918
World Omni Select Auto Trust
0.840% due 06/15/26	125,000	125,500
1.250% due 10/15/26	140,000	141,236

Total Asset-Backed Securities (Cost $17,348,748)		17,570,821

U.S. TREASURY OBLIGATIONS - 13.7%

U.S. Treasury Notes - 13.7%

0.125% due 06/30/22	320,000	320,062
0.125% due 10/31/22	4,090,000	4,090,799
0.125% due 11/30/22	2,490,000	2,490,389
1.750% due 06/15/22	8,385,000	8,583,489
1.750% due 07/15/22	250,000	256,289

Total U.S. Treasury Obligations (Cost $15,731,404)		15,741,028

MUNICIPAL BONDS - 0.9%

Chicago Transit Authority Sales Tax Receipts Fund
1.708% due 12/01/22	10,000	10,161
1.838% due 12/01/23	10,000	10,259
2.064% due 12/01/24	25,000	25,902
City of Houston TX Airport System Revenue
0.883% due 07/01/22	15,000	15,022
1.054% due 07/01/23	30,000	30,111
1.272% due 07/01/24	95,000	95,683
Dallas Fort Worth International Airport 1.329% due 11/01/25	50,000	50,492
Long Island Power Authority 0.764% due 03/01/23	75,000	75,348
Port Authority of New York & New Jersey 1.086% due 07/01/23	290,000	294,393
State Board of Administration Finance Corp 1.258% due 07/01/25	325,000	332,592
State of Connecticut
1.998% due 07/01/24	55,000	57,706
2.000% due 07/01/23	20,000	20,780
2.098% due 07/01/25	35,000	37,274

Total Municipal Bonds (Cost $1,035,098)		1,055,723

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 2.6%

Commercial Paper - 0.6%

Conagra Foods Inc 0.904% due 04/08/21	$665,000	$663,863

	Shares
Money Market Fund - 2.0%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	2,280,852	2,280,852

Total Short-Term Investments (Cost $2,944,240)		2,944,715

TOTAL INVESTMENTS - 101.6% (Cost $114,920,060)		116,904,928

DERIVATIVES - 0.0%		5,886

OTHER ASSETS & LIABILITIES, NET - (1.6%)		(1,805,369)

NET ASSETS - 100.0%		$115,105,445

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of December 31, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	03/21	91	$20,089,801	$20,108,867	$19,066
U.S. Treasury Ultra 10-Year Notes	03/21	2	314,644	312,719	(1,925)

					17,141

Short Futures Outstanding
U.S. Treasury 5-Year Notes	03/21	46	5,791,543	5,803,547	(12,004)
U.S. Treasury 10-Year Notes	03/21	34	4,695,405	4,694,656	749

					(11,255)

Total Futures Contracts					$5,886

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:

		Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$58,138,513	$—	$58,138,513	$—
	Mortgage-Backed Securities	21,454,128	—	21,454,128	—
	Asset-Backed Securities	17,570,821	—	17,570,821	—
	U.S. Treasury Obligations	15,741,028	—	15,741,028	—
	Municipal Bonds	1,055,723	—	1,055,723	—
	Short-Term Investments	2,944,715	2,280,852	663,863	—
	Derivatives:
	Interest Rate Contracts
	Futures	19,815	19,815	—	—

	Total Assets	116,924,743	2,300,667	114,624,076	—

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(13,929)	(13,929)	—	—

	Total Liabilities - Derivatives	(13,929)	(13,929)	—	—

	Total	$116,910,814	$2,286,738	$114,624,076	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 26.2%

Azerbaijan - 1.1%

Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	$237,000	$287,512
State Oil Co of the Azerbaijan Republic 6.950% due 03/18/30 ~	200,000	257,766

		545,278

Bahrain - 0.9%

BBK BSC 5.500% due 07/09/24 ~	200,000	208,276
The Oil and Gas Holding Co BSCC 8.375% due 11/07/28 ~	200,000	236,620

		444,896

Brazil - 4.7%

Braskem Netherlands Finance BV
5.875% due 01/31/50 ~	200,000	207,152
8.500% due 01/23/81 ~	280,000	312,063
CSN Inova Ventures 6.750% due 01/28/28 ~	200,000	216,800
Klabin Austria GmbH 7.000% due 04/03/49 ~	200,000	256,502
NBM US Holdings Inc 7.000% due 05/14/26 ~	210,000	228,955
Petrobras Global Finance BV
6.850% due 06/05/15	180,000	224,802
6.875% due 01/20/40	190,000	238,499
Rede D’or Finance Sarl 4.500% due 01/22/30 ~	200,000	208,900
Vale Overseas Ltd 6.875% due 11/21/36	165,000	242,241
Votorantim Cimentos International SA 7.250% due 04/05/41 ~	200,000	272,627

		2,408,541

Chile - 2.0%

Corp Nacional del Cobre de Chile
4.375% due 02/05/49 ~	246,000	300,498
4.875% due 11/04/44 ~	200,000	255,991
Empresa de Transporte de Pasajeros Metro SA 4.700% due 05/07/50 ~	200,000	252,026
Empresa Nacional del Petroleo 4.500% due 09/14/47 ~	200,000	222,576

		1,031,091

China - 1.6%

Central China Real Estate Ltd 7.650% due 08/27/23 ~	200,000	206,625
China Evergrande Group 7.500% due 06/28/23 ~	200,000	173,000
Sinopec Group Overseas Development 2018 Ltd 3.350% due 05/13/50 ~	200,000	210,723
Sunac China Holdings Ltd 7.500% due 02/01/24 ~	225,000	237,629

		827,977

	Principal Amount	Value
Colombia - 1.4%

Empresas Publicas de Medellin ESP 8.375% due 11/08/27 ~	COP 151,000,000	$47,216
Grupo Aval Ltd 4.375% due 02/04/30 ~	$200,000	213,300
Millicom International Cellular SA 5.125% due 01/15/28 ~	200,000	212,880
Oleoducto Central SA 4.000% due 07/14/27 ~	205,000	222,735

		696,131

Indonesia - 1.0%

P.T. Indonesia Asahan Aluminium Persero 5.450% due 05/15/30 ~	200,000	241,199
P.T. Perusahaan Listrik Negara 6.150% due 05/21/48 ~	202,000	264,477

		505,676

Ireland - 0.8%

C&W Senior Financing DAC
6.875% due 09/15/27 ~	200,000	216,274
7.500% due 10/15/26 ~	200,000	213,355

		429,629

Israel - 0.4%

Teva Pharmaceutical Finance Netherlands III BV 2.800% due 07/21/23	200,000	198,368

Jamaica - 0.1%

Digicel International Finance Ltd
8.000% due 12/31/26 ~	38,669	32,530
8.750% due 05/25/24 ~	25,528	26,900

		59,430

Kazakhstan - 1.4%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	220,000	231,660
Halyk Savings Bank of Kazakhstan JSC 5.500% due 12/21/22 ~	29,982	30,217
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	300,000	443,988

		705,865

Luxembourg - 0.5%

Altice Financing SA 7.500% due 05/15/26 ~	250,000	264,137

Malaysia - 0.8%

Petronas Capital Ltd 4.550% due 04/21/50 ~	291,000	390,238

Mexico - 4.7%

Alfa SAB de CV 6.875% due 03/25/44 ~	200,000	266,129
Axtel SAB de CV 6.375% due 11/14/24 ~	200,000	207,800
BBVA Bancomer SA 5.125% due 01/18/33 ~	200,000	215,800

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Cemex SAB de CV 5.450% due 11/19/29 ~	$200,000	$220,352
Comision Federal de Electricidad
5.750% due 02/14/42 ~	200,000	239,000
8.180% due 12/23/27 ~	MXN 950,000	47,676
Petroleos Mexicanos
6.350% due 02/12/48	$108,000	98,091
6.750% due 09/21/47	422,000	396,302
6.950% due 01/28/60	299,000	281,314
7.190% due 09/12/24 ~	MXN 1,670,000	76,080
7.690% due 01/23/50	$350,000	353,500

		2,402,044

Peru - 0.6%

Patrimonio EN Fideicomiso 5.750% due 04/03/28 ~	40,000	43,180
Petroleos del Peru SA 5.625% due 06/19/47 ~	200,000	245,152

		288,332

Saudi Arabia - 0.4%

Arabian Centres Sukuk Ltd 5.375% due 11/26/24 ~	200,000	203,580

South Africa - 0.4%

Eskom Holdings SOC Ltd 7.125% due 02/11/25 ~	200,000	205,350

Ukraine - 1.3%

MHP Lux SA 6.950% due 04/03/26 ~	200,000	220,610
MHP SE 7.750% due 05/10/24 ~	200,000	220,374
VF Ukraine PAT via VFU Funding PLC 6.200% due 02/11/25 ~	200,000	211,000

		651,984

United Arab Emirates - 0.4%

DP World Crescent Ltd 3.875% due 07/18/29 ~	200,000	219,678

United Kingdom - 0.5%

Standard Chartered Bank
6.625% due 05/18/33 ~	IDR 270,000,000	19,772
8.125% due 05/17/24 ~	369,000,000	28,993
8.250% due 05/19/36 ~	980,000,000	81,312
8.375% due 03/17/34 ~	810,000,000	67,352
9.000% due 03/20/29 ~	311,000,000	26,463
11.000% due 09/17/25 ~	432,000,000	37,922

		261,814

United States - 0.4%

JPMorgan Chase Bank NA 7.500% due 08/17/32 ~	2,854,000,000	220,862

Venezuela - 0.8%

Petroleos de Venezuela SA
5.375% due 04/12/27 * ~ Y	$113,000	4,520
8.500% due 10/27/21 * ~ Y	1,460,500	401,638

	Principal Amount	Value
9.000% due 11/17/21 * ~ Y	$239,354	$9,574
9.750% due 05/17/35 * ~ Y	306,278	11,945
12.750% due 02/17/22 * ~ Y	117,000	4,680

		432,357

Total Corporate Bonds & Notes (Cost $12,717,813)		13,393,258

FOREIGN GOVERNMENT BONDS & NOTES - 66.0%

Angola - 1.2%

Angolan Government International
8.250% due 05/09/28 ~	200,000	192,385
9.375% due 05/08/48 ~	200,000	189,125
9.500% due 11/12/25 ~	232,000	241,652

		623,162

Argentina - 2.2%

Argentine Republic Government International
0.125% due 07/09/30	1,307,518	532,160
0.125% due 07/09/35	778,698	285,782
0.125% due 01/09/38	188,127	77,273
0.125% due 07/09/41	379,217	143,913
1.000% due 07/09/29	134,357	58,378

		1,097,506

Brazil - 6.1%

Brazil Letras do Tesouro Nacional
4.932% due 07/01/23	BRL 4,819,000	822,608
5.292% due 01/01/24	2,370,000	390,830
Brazil Notas do Tesouro Nacional ‘F’
10.000% due 01/01/27	3,240,000	739,812
10.000% due 01/01/29	1,415,000	329,375
10.000% due 01/01/31	1,090,000	255,984
Brazilian Government International
5.000% due 01/27/45	$200,000	222,859
7.125% due 01/20/37	160,000	217,887
8.250% due 01/20/34	110,000	160,841

		3,140,196

China - 0.3%

China Government 2.680% due 05/21/30	CNY 1,090,000	159,957

Colombia - 3.7%

Colombia Government International
3.875% due 04/25/27	$220,000	245,643
4.000% due 02/26/24	200,000	216,563
5.625% due 02/26/44	200,000	259,700
7.375% due 09/18/37	110,000	161,013
8.125% due 05/21/24	41,000	50,374
Colombian TES
4.750% due 02/23/23 ^	COP 388,644,661	124,394
5.750% due 11/03/27	970,700,000	301,277
6.000% due 04/28/28	239,200,000	75,019
6.250% due 11/26/25	64,600,000	20,730
7.000% due 06/30/32	95,600,000	30,920
7.500% due 08/26/26	503,800,000	170,433

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
10.000% due 07/24/24	COP 604,000,000	$214,827

		1,870,893

Costa Rica - 0.3%

Costa Rica Government International 5.625% due 04/30/43 ~	$200,000	169,002

Croatia - 0.5%

Croatia Government International 6.000% due 01/26/24 ~	200,000	230,272

Czech Republic - 0.0%

Czech Republic Government 4.200% due 12/04/36 ~	CZK 240,000	15,618

Dominican Republic - 2.6%

Dominican Republic International
4.875% due 09/23/32 ~	$338,000	375,183
5.875% due 01/30/60 ~	290,000	320,453
6.850% due 01/27/45 ~	200,000	244,752
6.875% due 01/29/26 ~	166,000	200,654
7.450% due 04/30/44 ~	130,000	168,513

		1,309,555

Ecuador - 4.2%

Ecuador Government International
0.500% due 07/31/30 ~	942,410	606,677
0.500% due 07/31/35 ~	2,320,002	1,267,301
0.500% due 07/31/40 ~	517,534	265,241
7.987% due 07/31/30 ~	46,714	22,364

		2,161,583

Egypt - 2.2%

Egypt Government
14.051% due 07/21/22	EGP 397,000	25,522
14.138% due 10/20/22	242,000	15,564
14.313% due 10/13/23	348,000	22,447
Egypt Government International
7.625% due 05/29/32 ~	$200,000	227,100
7.903% due 02/21/48 ~	300,000	327,113
8.500% due 01/31/47 ~	200,000	227,325
8.875% due 05/29/50 ~	216,000	254,076

		1,099,147

El Salvador - 0.9%

El Salvador Government International
6.375% due 01/18/27 ~	182,000	172,675
7.650% due 06/15/35 ~	22,000	20,955
8.250% due 04/10/32 ~	63,000	62,055
8.625% due 02/28/29 ~	45,000	45,169
9.500% due 07/15/52 ~	150,000	152,250

		453,104

Gabon - 0.4%

Gabon Government International 6.375% due 12/12/24 ~	200,000	208,750

	Principal Amount	Value
Georgia - 0.4%

Georgia Government International 6.875% due 04/12/21 ~	$200,000	$203,440

Ghana - 0.4%

Ghana Government International 8.125% due 03/26/32 ~	200,000	212,351

Hungary - 0.8%

Hungary Government
3.000% due 10/27/27	HUF 8,450,000	31,215
3.000% due 08/21/30	30,660,000	112,145
6.750% due 10/22/28	10,080,000	46,497
Hungary Government International
5.375% due 03/25/24	$84,000	95,974
5.750% due 11/22/23	120,000	137,008

		422,839

Indonesia - 5.7%

Indonesia Government International
5.250% due 01/08/47 ~	221,000	294,708
5.950% due 01/08/46 ~	200,000	289,232
6.625% due 02/17/37 ~	130,000	185,498
7.750% due 01/17/38 ~	130,000	204,785
8.500% due 10/12/35 ~	100,000	163,811
Indonesia Treasury
6.125% due 05/15/28	IDR 657,000,000	47,500
6.625% due 05/15/33	1,778,000,000	130,205
7.000% due 05/15/27	4,773,000,000	366,660
7.000% due 09/15/30	1,636,000,000	126,281
7.500% due 06/15/35	746,000,000	59,069
7.500% due 05/15/38	331,000,000	25,799
8.250% due 05/15/29	3,463,000,000	284,458
8.250% due 05/15/36	603,000,000	50,032
8.375% due 03/15/24	2,203,000,000	172,745
8.375% due 09/15/26	1,753,000,000	143,061
8.375% due 04/15/39	1,915,000,000	161,307
Perusahaan Penerbit SBSN Indonesia III 4.550% due 03/29/26 ~	$200,000	231,896

		2,937,047

Ivory Coast - 0.9%

Ivory Coast Government International
4.875% due 01/30/32 ~	EUR 130,000	163,719
5.875% due 10/17/31 ~	125,000	169,239
6.875% due 10/17/40 ~	100,000	139,337

		472,295

Kenya - 0.5%

Kenya Government International 8.000% due 05/22/32 ~	$200,000	233,539

Lebanon - 0.5%

Lebanon Government International
5.800% due 04/14/21 * ~ Y	128,000	18,616
6.000% due 01/27/23 * ~ Y	35,000	5,125
6.100% due 10/04/22 * ~ Y	412,000	61,660
6.150% due 12/20/21 * Y	249,000	40,151

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
6.375% due 03/09/21 * Y	$184,000	$25,760
6.600% due 11/27/26 * ~ Y	88,000	12,449
6.850% due 03/23/27 * ~ Y	157,000	22,250
7.000% due 03/23/32 * ~ Y	146,000	20,655
7.050% due 11/02/35 * ~ Y	9,000	1,294
7.250% due 03/23/37 * ~ Y	92,000	13,447
8.250% due 04/12/21 * ~ Y	366,000	55,090

		276,497

Malaysia - 1.0%

Malaysia Government
2.632% due 04/15/31	MYR 660,000	163,516
3.733% due 06/15/28	151,000	40,904
3.757% due 05/22/40	35,000	9,145
3.828% due 07/05/34	184,000	48,743
3.885% due 08/15/29	52,000	14,228
3.899% due 11/16/27	51,000	13,916
4.065% due 06/15/50	146,000	37,761
4.181% due 07/15/24	105,000	28,017
4.232% due 06/30/31	57,000	15,948
4.642% due 11/07/33	180,000	51,191
4.893% due 06/08/38	112,000	32,870
4.921% due 07/06/48	66,000	19,401
4.935% due 09/30/43	28,000	8,236

		483,876

Mexico - 1.9%

Mexican Bonos
7.500% due 06/03/27	MXN 1,720,000	98,435
8.500% due 05/31/29	780,000	47,816
8.500% due 11/18/38	3,020,000	188,304
10.000% due 12/05/24	780,000	46,922
Mexico Government International
3.771% due 05/24/61	$200,000	208,800
4.750% due 03/08/44	102,000	121,691
5.550% due 01/21/45	75,000	98,625
5.750% due 10/12/10	82,000	109,412
6.050% due 01/11/40	50,000	67,170

		987,175

Mongolia - 0.4%

Mongolia Government International 5.625% due 05/01/23 ~	200,000	211,500

Morocco - 0.5%

Morocco Government International 5.500% due 12/11/42 ~	200,000	250,369

Nigeria - 0.5%

Nigeria Government International 7.625% due 11/28/47 ~	250,000	263,901

Oman - 0.8%

Oman Government International 6.500% due 03/08/47 ~	400,000	393,826

	Principal Amount	Value
Pakistan - 1.4%

Pakistan Government International
6.875% due 12/05/27 ~	$400,000	$418,972
8.250% due 04/15/24 ~	259,000	283,178

		702,150

Panama - 1.3%

Panama Government International
4.300% due 04/29/53	200,000	255,000
6.700% due 01/26/36	33,000	49,147
8.875% due 09/30/27	116,000	167,743
9.375% due 04/01/29	118,000	184,205

		656,095

Peru - 2.4%

Fondo MIVIVIENDA SA 7.000% due 02/14/24 ~	PEN 101,000	32,065
Peruvian Government
5.350% due 08/12/40	173,000	49,771
5.400% due 08/12/34	342,000	104,319
Peruvian Government International
2.780% due 12/01/60	$119,000	120,309
3.230% due 07/28/21	49,000	49,000
5.625% due 11/18/50	258,000	406,813
6.950% due 08/12/31 ~	PEN 366,000	131,619
8.750% due 11/21/33	$186,000	318,468

		1,212,364

Philippines - 1.1%

Philippine Government International
7.750% due 01/14/31	170,000	262,455
9.500% due 02/02/30	170,000	280,559

		543,014

Qatar - 1.5%

Qatar Government International
4.817% due 03/14/49 ~	324,000	442,970
5.103% due 04/23/48 ~	246,000	346,567

		789,537

Romania - 2.1%

Romanian Government 5.800% due 07/26/27	RON 620,000	183,724
Romanian Government International
3.000% due 02/14/31 ~	$26,000	27,959
3.375% due 01/28/50 ~	EUR 129,000	181,743
3.624% due 05/26/30 ~	44,000	64,266
4.000% due 02/14/51 ~	$256,000	279,247
4.375% due 08/22/23 ~	174,000	190,008
6.125% due 01/22/44 ~	20,000	28,313
6.750% due 02/07/22 ~	104,000	111,036

		1,066,296

Russia - 3.2%

Russia Federal
6.900% due 05/23/29	RUB 5,262,000	76,514
7.050% due 01/19/28	8,191,000	119,696
7.150% due 11/12/25	5,809,000	84,988
7.250% due 05/10/34	1,102,000	16,222
7.400% due 07/17/24	4,717,000	68,909

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
7.700% due 03/23/33	RUB 8,734,000	$133,119
7.750% due 09/16/26	12,793,000	192,562
7.950% due 10/07/26	2,478,000	37,644
8.500% due 09/17/31	25,082,000	407,366
Russia Foreign
4.375% due 03/21/29 ~	$200,000	233,741
5.250% due 06/23/47 ~	200,000	277,513

		1,648,274

Saudi Arabia - 1.6%

Saudi Government International
3.750% due 01/21/55 ~	$258,000	282,510
4.500% due 04/22/60 ~	200,000	251,450
5.250% due 01/16/50 ~	200,000	273,235

		807,195

South Africa - 3.8%

Republic of South Africa Government
8.000% due 01/31/30	ZAR 4,841,000	314,579
8.250% due 03/31/32	12,716,000	780,126
8.750% due 01/31/44	1,055,000	58,897
8.750% due 02/28/48	3,372,000	189,058
8.875% due 02/28/35	787,000	47,123
9.000% due 01/31/40	1,024,000	59,409
10.500% due 12/21/26	833,000	67,131
Republic of South Africa Government International
4.300% due 10/12/28	$235,000	245,500
5.650% due 09/27/47	200,000	200,166

		1,961,989

Sri Lanka - 0.2%

Sri Lanka Government International 7.850% due 03/14/29 ~	202,000	117,311

Thailand - 0.6%

Thailand Government
2.000% due 06/17/42	THB 2,224,000	77,849
2.875% due 06/17/46	333,000	13,316
3.300% due 06/17/38	2,672,000	111,138
3.400% due 06/17/36	1,487,000	62,052
3.600% due 06/17/67	785,000	35,448

		299,803

Turkey - 1.4%

Turkey Government
10.500% due 08/11/27	TRY 240,000	29,528
10.600% due 02/11/26	140,000	17,648
10.700% due 08/17/22	470,000	59,817
Turkey Government International
4.875% due 04/16/43	$200,000	175,650
5.750% due 05/11/47	200,000	190,997
6.875% due 03/17/36	90,000	98,314
7.375% due 02/05/25	142,000	158,767

		730,721

Ukraine - 2.7%

Ukraine Government International
7.253% due 03/15/33 ~	207,000	226,652

	Principal Amount	Value
7.375% due 09/25/32 ~	$400,000	$440,750
7.750% due 09/01/21 ~	100,000	103,790
7.750% due 09/01/23 ~	108,000	118,976
7.750% due 09/01/25 ~	267,000	300,035
7.750% due 09/01/27 ~	126,000	143,305
15.840% due 02/26/25 ~	UAH 980,000	38,890
17.000% due 05/11/22 ~	397,000	15,037

		1,387,435

United Arab Emirates - 0.4%

Abu Dhabi Government International 3.125% due 09/30/49 ~	$200,000	214,775

Uruguay - 2.5%

Uruguay Government International
3.875% due 07/02/40 ^	UYU 5,692,000	157,192
4.125% due 11/20/45	$80,548	100,887
4.375% due 12/15/28 ^	UYU 907,163	24,625
4.975% due 04/20/55	$267,218	371,767
5.100% due 06/18/50	80,864	113,557
7.625% due 03/21/36	92,000	149,320
7.875% due 01/15/33	91,000	145,697
8.500% due 03/15/28 ~	UYU 2,269,000	56,360
9.875% due 06/20/22 ~	1,102,000	27,086
Uruguay Monetary Regulation Bill (Uruguay)
6.503% due 06/18/21	3,042,000	69,560
6.567% due 06/09/21	669,000	15,317
6.887% due 07/21/21	932,000	21,148
7.112% due 10/15/21	299,000	6,668
7.146% due 11/05/21	146,000	3,242
7.196% due 10/01/21	577,000	12,894
7.217% due 03/02/22	1,044,000	22,659

		1,297,979

Venezuela - 0.6%

Venezuela Government International
7.750% due 10/13/21 * ~ Y	$85,000	8,245
8.250% due 10/13/24 * ~ Y	166,100	16,112
9.000% due 05/07/23 * ~ Y	73,000	7,081
9.250% due 09/15/27 * ~ Y	252,000	24,570
9.250% due 05/07/28 * ~ Y	121,000	11,737
11.750% due 10/21/26 * ~ Y	768,700	74,564
11.950% due 08/05/31 * ~ Y	1,255,900	121,822
12.750% due 08/23/22 * ~ Y	211,000	20,467

		284,598

Zambia - 0.3%

Zambia Government International 8.970% due 07/30/27 ~ Y	307,000	162,715

Total Foreign Government Bonds & Notes (Cost $32,036,037)		33,769,651

SHORT-TERM INVESTMENTS - 4.9%

Foreign Government Issues - 0.8%

Egypt Treasury Bills
11.169% due 05/18/21	EGP 2,600,000	158,803
11.256% due 05/25/21	800,000	48,748
11.334% due 06/01/21	1,275,000	77,511

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
11.805% due 08/10/21	EGP 2,600,000	$154,444
Uruguay Monetary Regulation Bill (Uruguay) 7.348% due 12/03/21	UYU 287,000	6,329

		445,835

	Shares
Money Market Fund - 4.1%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	2,082,782	2,082,782

Total Short-Term Investments (Cost $2,527,531)		2,528,617

TOTAL INVESTMENTS - 97.1% (Cost $47,281,381)		49,691,526

DERIVATIVES - 1.2%		590,875

OTHER ASSETS & LIABILITIES, NET - 1.7%		873,500

NET ASSETS - 100.0%		$51,155,901

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $1,156,167 or 2.3% of the Fund’s net assets were in default as of December 31, 2020.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

(b)	Forward foreign currency contracts outstanding as of December 31, 2020 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	1,880,575	USD	362,136	01/21	BNP	$—	($107)
BRL	749,821	USD	145,000	01/21	BRC	—	(652)
BRL	365,978	USD	70,000	01/21	BRC	454	—
BRL	329,175	USD	63,250	01/21	DUB	120	—
BRL	130,267	USD	24,906	02/21	DUB	162	—
CLP	169,500,417	USD	217,797	01/21	BRC	20,737	—
CLP	168,918,041	USD	221,149	01/21	BSC	16,564	—
CLP	15,225,800	USD	20,000	01/21	CIT	1,427	—
CLP	17,921,635	USD	23,700	01/21	CSF	1,520	—
CLP	130,733,445	USD	169,575	01/21	HSB	14,403	—
CLP	15,445,000	USD	20,000	01/21	SCB	1,735	—
CNH	7,402,033	USD	1,120,909	02/21	ANZ	13,034	—
CNH	661,900	USD	100,000	02/21	BNP	1,399	—
CNH	6,392,000	USD	966,891	02/21	BRC	12,322	—
CNH	195,711	USD	30,000	02/21	HSB	—	(18)
CNH	202,942	USD	31,000	02/21	HSB	89	—
CNH	264,220	USD	40,000	02/21	MER	477	—
COP	72,868,246	USD	20,000	01/21	BNP	1,336	—
COP	1,710,347,403	USD	451,166	01/21	BRC	49,629	—
COP	447,528,236	USD	116,760	01/21	HSB	14,278	—
COP	2,104,704,161	USD	543,605	01/21	JPM	72,659	—
CZK	2,632,533	USD	113,060	01/21	DUB	9,510	—
CZK	7,782,000	USD	337,467	01/21	JPM	24,860	—
CZK	7,817,353	USD	355,586	01/21	MER	8,387	—
CZK	3,209,054	USD	137,446	01/21	MSC	11,967	—
CZK	19,113,725	USD	859,517	02/21	MER	30,698	—
CZK	9,154,442	USD	419,309	03/21	BNP	7,124	—
HUF	23,656,789	USD	75,450	01/21	HSB	4,242	—
HUF	13,576,950	USD	45,000	01/21	JPM	736	—
HUF	9,116,550	USD	30,000	01/21	MER	710	—
HUF	35,531,784	USD	112,934	01/21	MSC	6,760	—
HUF	8,209,431	USD	26,640	01/21	SCB	1,014	—
HUF	246,205,535	USD	808,517	02/21	BRC	20,815	—
HUF	3,251,290	USD	11,045	02/21	SCB	—	(93)
IDR	1,426,900,000	USD	100,000	01/21	BNP	2,305	—
ILS	498,046	USD	148,868	01/21	MER	6,197	—
INR	63,843,168	USD	847,996	02/21	HSB	21,010	—
KRW	903,000,000	USD	776,701	01/21	BNP	53,410	—
KRW	1,460,939,819	USD	1,267,941	01/21	BRC	75,074	—
KRW	179,227,121	USD	158,230	01/21	HSB	6,530	—
KRW	454,000,000	USD	393,858	01/21	MER	23,496	—
MXN	50,089,052	USD	2,371,023	01/21	CIT	137,869	—
MXN	38,186,610	USD	1,792,648	01/21	HSB	120,068	—
MXN	1,028,930	USD	50,000	01/21	JPM	1,538	—
MXN	267,944	USD	13,456	01/21	MER	—	(35)
MXN	2,299,886	USD	108,376	01/21	MER	6,822	—
MXN	6,638,438	USD	311,570	01/21	MSC	20,940	—
MYR	276,084	USD	67,278	02/21	SCB	1,692	—
PEN	1,011,467	USD	279,855	01/21	CIT	—	(365)
PEN	163,791	USD	45,290	01/21	DUB	—	(31)
PEN	440,339	USD	121,608	01/21	DUB	67	—
PEN	108,192	USD	30,000	01/21	JPM	—	(104)
PHP	8,897,972	USD	183,740	02/21	BNP	1,017	—
PHP	1,210,250	USD	25,000	02/21	CIT	130	—
PLN	130,287	USD	35,257	01/21	BNP	—	(375)
PLN	2,196,955	USD	568,049	01/21	BNP	20,150	—
PLN	4,700,349	USD	1,212,902	01/21	BRC	45,532	—
PLN	651,471	USD	164,350	01/21	CIT	10,071	—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
PLN	206,498	USD	55,000	01/21	HSB	$286	$—
PLN	144,070	USD	36,508	01/21	MSC	2,064	—
PLN	88,931	USD	24,185	01/21	SCB	—	(375)
PLN	2,713,891	USD	720,199	02/21	BNP	6,475	—
RON	221,688	USD	53,462	01/21	DUB	2,101	—
RON	82,250	USD	20,000	01/21	HSB	614	—
RON	1,159,176	USD	280,489	02/21	JPM	9,584	—
RUB	2,228,547	USD	30,142	01/21	HSB	—	(126)
RUB	209,256,693	USD	2,635,562	01/21	HSB	182,922	—
RUB	4,693,722	USD	60,000	02/21	BNP	3,005	—
RUB	16,996,954	USD	220,220	02/21	BRC	7,936	—
RUB	4,786,220	USD	61,020	02/21	JPM	3,227	—
RUB	10,635,082	USD	134,740	02/21	MSC	8,018	—
RUB	1,914,375	USD	25,000	03/21	BNP	616	—
RUB	71,639,209	USD	926,733	03/21	HSB	31,844	—
SGD	47,016	USD	35,000	02/21	HSB	576	—
SGD	1,041,736	USD	774,151	02/21	MER	14,117	—
THB	1,814,400	USD	60,000	01/21	BRC	562	—
THB	2,619,034	USD	84,120	01/21	HSB	3,299	—
THB	41,897,850	USD	1,336,902	01/21	MSC	61,579	—
THB	1,972,100	USD	65,000	02/21	BNP	832	—
THB	203,000	USD	6,723	02/21	DUB	53	—
THB	406,000	USD	13,443	02/21	HSB	110	—
THB	276,000	USD	9,145	02/21	JPM	68	—
THB	371,829	USD	12,265	02/21	SCB	147	—
TRY	2,388,666	USD	305,237	01/21	BRC	12,969	—
TRY	40,428	USD	5,000	01/21	CIT	386	—
TRY	1,278,322	USD	158,000	01/21	HSB	12,883	—
TRY	523,920	USD	65,343	01/21	JPM	4,451	—
TRY	243,240	USD	30,000	01/21	MER	2,403	—
TWD	17,837,915	USD	635,123	02/21	BNP	5,893	—
USD	250,843	BRL	1,341,081	01/21	DUB	—	(7,329)
USD	378,878	BRL	1,984,467	01/21	JPM	—	(3,152)
USD	361,941	BRL	1,880,575	02/21	BNP	51	—
USD	235,600	CLP	181,483,128	01/21	BNP	—	(19,797)
USD	717,700	COP	2,778,232,418	01/21	BNP	—	(95,775)
USD	119,314	COP	410,245,300	01/21	CSF	—	(807)
USD	360,686	COP	1,294,593,282	01/21	DUB	—	(18,375)
USD	40,543	COP	155,309,250	01/21	JPM	—	(4,932)
USD	710,400	CZK	16,595,825	01/21	DUB	—	(62,297)
USD	21,824	CZK	500,967	01/21	MSC	—	(1,501)
USD	692,506	EUR	573,812	01/21	BNP	—	(8,711)
USD	441,200	HUF	139,231,425	01/21	BNP	—	(27,823)
USD	20,218	HUF	6,281,668	01/21	JPM	—	(943)
USD	23,933	IDR	337,866,534	01/21	BNP	—	(291)
USD	23,267	IDR	330,000,000	01/21	MSC	—	(393)
USD	1,047,500	KRW	1,185,542,425	01/21	BNP	—	(42,347)
USD	65,000	KRW	72,306,000	01/21	BRC	—	(1,470)
USD	221,223	KRW	252,645,505	01/21	HSB	—	(11,029)
USD	143,319	KRW	161,762,100	01/21	JPM	—	(5,386)
USD	79,777	KRW	91,009,716	01/21	MER	—	(3,886)
USD	53,020	MXN	1,130,873	01/21	BNP	—	(3,623)
USD	79,648	MXN	1,581,220	01/21	BSC	447	—
USD	1,874,337	MXN	40,124,019	01/21	MER	—	(135,420)
USD	156,565	MXN	3,112,576	01/21	MER	660	—
USD	246,200	PEN	888,659	01/21	DUB	644	—
USD	129,306	PEN	466,316	01/21	HSB	453	—
USD	989,600	PLN	3,916,013	01/21	DUB	—	(58,849)
USD	16,902	RON	70,655	01/21	MER	—	(806)
USD	2,011,930	RUB	162,421,468	01/21	BNP	—	(175,729)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	91,759	RUB	7,369,846	01/21	HSB	$—	($7,505)
USD	42,019	RUB	3,206,766	01/21	JPM	—	(1,173)
USD	69,245	RUB	5,308,178	01/21	MSC	—	(2,251)
USD	568,200	THB	17,761,932	01/21	HSB	—	(24,664)
USD	11,410	TRY	91,519	01/21	HSB	—	(869)
USD	802,227	ZAR	13,185,475	01/21	BNP	—	(91,439)
USD	442,693	ZAR	6,898,740	01/21	HSB	—	(24,880)
ZAR	1,245,228	USD	75,950	01/21	DUB	8,447	—
ZAR	9,429,443	USD	568,325	01/21	MSC	70,771	—
ZAR	4,567,035	USD	277,555	01/21	SCB	31,983	—

Total Forward Foreign Currency Contracts						$1,395,562	($845,733)

(c)	Swap agreements outstanding as of December 31, 2020 were as follows:

Interest Rate Swaps - Long
Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Counterparty	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
4.575%	Brazil CETIP Interbank	Z / Z	CME	01/02/23	BRL 3,256,447	$9,263	$—	$9,263
6.570%	Brazil CETIP Interbank	Z / Z	CME	01/02/25	2,106,542	16,133	—	16,133
6.680%	Brazil CETIP Interbank	Z / Z	CME	01/02/25	3,301,298	31,061	—	31,061
2.325%	7-Day CNY-RRR	Q / Q	LCH	09/16/25	CNY 7,000,000	(15,411)	—	(15,411)

Total Interest Rate Swaps - Long						$41,046	$—	$41,046

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:

		Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$13,393,258	$—	$13,393,258	$—
	Foreign Government Bonds & Notes	33,769,651	—	33,769,651	—
	Short-Term Investments	2,528,617	2,082,782	445,835	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,395,562	—	1,395,562	—
	Interest Rate Contracts
	Swaps	56,457	—	56,457	—

	Total Assets - Derivatives	1,452,019	—	1,452,019	—

	Total Assets	51,143,545	2,082,782	49,060,763	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(845,733)	—	(845,733)	—
	Interest Rate Contracts
	Swaps	(15,411)	—	(15,411)	—

	Total Liabilities - Derivatives	(861,144)	—	(861,144)	—

	Total	$50,282,401	$2,082,782	$48,199,619	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM LARGE-CAP VALUE

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Basic Materials - 2.4%

Air Products and Chemicals Inc	1,242	$339,339
Huntsman Corp	8,912	224,048

		563,387

Communications - 10.9%

Alphabet Inc ‘A’ *	321	562,598
Cisco Systems Inc	5,727	256,283
Comcast Corp ‘A’	11,091	581,168
Discovery Inc ‘A’ *	10,619	319,526
The Walt Disney Co *	2,050	371,419
Verizon Communications Inc	8,759	514,591

		2,605,585

Consumer, Cyclical - 7.0%

AutoZone Inc *	176	208,638
Darden Restaurants Inc	2,046	243,720
General Motors Co	7,124	296,643
Lowe’s Cos Inc	1,702	273,188
PulteGroup Inc	5,086	219,308
Target Corp	2,455	433,381

		1,674,878

Consumer, Non-Cyclical - 22.9%

AbbVie Inc	3,006	322,093
AmerisourceBergen Corp	2,781	271,871
Bristol-Myers Squibb Co	5,701	353,633
Cigna Corp	1,203	250,441
Eli Lilly and Co	1,386	234,012
Global Payments Inc	1,632	351,565
Hill-Rom Holdings Inc	2,285	223,861
Johnson & Johnson	3,618	569,401
Medtronic PLC	4,889	572,697
Merck & Co Inc	3,592	293,826
Mondelez International Inc ‘A’	6,551	383,037
PepsiCo Inc	2,288	339,310
Quanta Services Inc	4,704	338,782
The Procter & Gamble Co	1,590	221,233
Thermo Fisher Scientific Inc	962	448,080
UnitedHealth Group Inc	904	317,015

		5,490,857

Energy - 4.2%

Chevron Corp	4,229	357,139
ConocoPhillips	7,348	293,846
EOG Resources Inc	4,142	206,562
Phillips 66	2,273	158,974

		1,016,521

Financial - 26.1%

American Express Co	1,539	186,081
American Tower Corp REIT	905	203,136
Bank of America Corp	24,783	751,173
Berkshire Hathaway Inc ‘B’ *	1,148	266,187
BlackRock Inc	583	420,658
Boston Properties Inc REIT	2,136	201,916
Equity LifeStyle Properties Inc REIT	1,855	117,533
Intercontinental Exchange Inc	2,937	338,607
JPMorgan Chase & Co	7,400	940,318

	Shares	Value
Prologis Inc REIT	3,603	$359,075
Prudential Financial Inc	4,195	327,504
State Street Corp	5,226	380,348
The Allstate Corp	2,561	281,531
The Charles Schwab Corp	6,182	327,893
The Hartford Financial Services Group Inc	5,796	283,888
The Travelers Cos Inc	1,385	194,412
Truist Financial Corp	7,023	336,612
Willis Towers Watson PLC	1,583	333,506

		6,250,378

Industrial - 12.9%

Caterpillar Inc	1,766	321,447
Honeywell International Inc	1,769	376,266
Kansas City Southern	1,578	322,117
Lockheed Martin Corp	568	201,629
Martin Marietta Materials Inc	1,029	292,205
Northrop Grumman Corp	884	269,373
Owens Corning	2,693	204,022
Parker-Hannifin Corp	1,589	432,860
Textron Inc	5,074	245,226
Trane Technologies PLC	1,635	237,337
Westrock Co	3,953	172,074

		3,074,556

Technology - 6.1%

Apple Inc	1,233	163,607
Broadcom Inc	603	264,024
Intel Corp	3,361	167,445
Micron Technology Inc *	4,190	315,004
Microsoft Corp	1,117	248,443
ON Semiconductor Corp *	9,150	299,479

		1,458,002

Utilities - 5.5%

American Electric Power Co Inc	2,957	246,229
DTE Energy Co	2,759	334,970
Duke Energy Corp	4,057	371,459
Xcel Energy Inc	5,437	362,485

		1,315,143

Total Common Stocks (Cost $17,723,271)		23,449,307

SHORT-TERM INVESTMENT - 1.5%

Money Market Fund - 1.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	356,745	356,745

Total Short-Term Investment (Cost $356,745)		356,745

TOTAL INVESTMENTS - 99.5% (Cost $18,080,016)		23,806,052

OTHER ASSETS & LIABILITIES, NET - 0.5%		119,059

NET ASSETS - 100.0%		$23,925,111

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS LARGE-CAP VALUE

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:

		Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$23,449,307	$23,449,307	$—	$—
	Short-Term Investment	356,745	356,745	—	—

	Total	$23,806,052	$23,806,052	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL/MID-CAP

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Basic Materials - 4.0%

Axalta Coating Systems Ltd *	125,420	$3,580,741
Celanese Corp	21,640	2,811,902
Kaiser Aluminum Corp	32,087	3,173,404
W R Grace & Co	48,249	2,645,010

		12,211,057

Communications - 2.4%

NIC Inc	64,829	1,674,533
Viavi Solutions Inc *	187,588	2,809,130
Vonage Holdings Corp *	230,915	2,973,031

		7,456,694

Consumer, Cyclical - 19.1%

American Eagle Outfitters Inc	182,060	3,653,944
Avient Corp	65,056	2,620,456
BJ’s Restaurants Inc *	65,643	2,526,599
BJ’s Wholesale Club Holdings Inc *	84,743	3,159,219
Bloomin’ Brands Inc	120,253	2,335,313
Dana Inc	139,400	2,721,088
Darden Restaurants Inc	19,292	2,298,063
Dave & Buster’s Entertainment Inc	87,889	2,638,428
Deckers Outdoor Corp *	15,945	4,572,707
Guess? Inc	105,981	2,397,290
KB Home	69,858	2,341,640
Kohl’s Corp	99,617	4,053,416
Lithia Motors Inc ‘A’	14,780	4,325,663
Penn National Gaming Inc *	38,361	3,313,240
RH *	7,855	3,515,270
SeaWorld Entertainment Inc *	79,381	2,507,646
SkyWest Inc	72,217	2,911,067
Steven Madden Ltd	37,209	1,314,222
The Michaels Cos Inc *	234,125	3,045,966
UniFirst Corp	9,712	2,055,933

		58,307,170

Consumer, Non-Cyclical - 23.3%

AdaptHealth Corp *	82,000	3,079,920
Amedisys Inc *	11,159	3,273,269
Amicus Therapeutics Inc *	159,879	3,691,606
AMN Healthcare Services Inc *	35,297	2,409,020
Arena Pharmaceuticals Inc *	22,995	1,766,706
Charles River Laboratories International Inc *	14,858	3,712,420
Chegg Inc *	28,072	2,535,744
Deluxe Corp	105,660	3,085,272
Exact Sciences Corp *	29,642	3,927,269
FibroGen Inc *	54,717	2,029,454
FTI Consulting Inc *	21,116	2,359,080
Heron Therapeutics Inc *	150,494	3,185,205
Horizon Therapeutics PLC *	76,499	5,595,902
Iovance Biotherapeutics Inc *	80,508	3,735,571
Jazz Pharmaceuticals PLC *	20,287	3,348,369
Merit Medical Systems Inc *	50,376	2,796,372
Neurocrine Biosciences Inc *	28,666	2,747,636
Performance Food Group Co *	82,120	3,909,733
Progyny Inc *	49,251	2,087,750
Quanta Services Inc	60,398	4,349,864
Syneos Health Inc *	43,052	2,933,133

	Shares	Value
TCR2 Therapeutics Inc *	80,022	$2,475,080
Teleflex Inc	5,426	2,233,179

		71,267,554

Energy - 2.5%

Diamondback Energy Inc	48,755	2,359,742
First Solar Inc *	14,212	1,405,851
HollyFrontier Corp	50,266	1,299,376
Parsley Energy Inc ‘A’	186,010	2,641,342

		7,706,311

Financial - 17.2%

Air Lease Corp	85,960	3,818,343
DiamondRock Hospitality Co REIT	336,006	2,772,050
Everest Re Group Ltd	12,691	2,970,836
First Horizon Corp	251,583	3,210,199
First Industrial Realty Trust Inc REIT	47,222	1,989,463
Hancock Whitney Corp	59,026	2,008,065
Highwoods Properties Inc REIT	46,563	1,845,292
Host Hotels & Resorts Inc REIT	212,588	3,110,162
Lamar Advertising Co ‘A’ REIT	37,770	3,143,219
Mid-America Apartment Communities Inc REIT	19,983	2,531,646
Pinnacle Financial Partners Inc	78,845	5,077,618
QTS Realty Trust Inc ‘A’ REIT	31,543	1,951,881
Radian Group Inc	150,637	3,050,399
The Hanover Insurance Group Inc	22,361	2,614,448
United Community Banks Inc	106,891	3,039,980
Western Alliance Bancorp	64,655	3,876,067
Wintrust Financial Corp	42,173	2,576,349
WSFS Financial Corp	68,824	3,088,821

		52,674,838

Industrial - 10.2%

Altra Industrial Motion Corp	43,071	2,387,426
American Woodmark Corp *	26,392	2,476,889
EnPro Industries Inc	30,846	2,329,490
frontdoor Inc *	51,231	2,572,308
Generac Holdings Inc *	18,415	4,187,755
GrafTech International Ltd	265,145	2,826,446
Harsco Corp *	91,431	1,643,929
Jacobs Engineering Group Inc	28,582	3,114,295
Rexnord Corp	81,418	3,215,197
SPX Corp *	52,632	2,870,549
The Timken Co	46,980	3,634,373

		31,258,657

Technology - 17.4%

Avaya Holdings Corp *	175,929	3,369,040
Bottomline Technologies DE Inc *	49,698	2,621,073
Box Inc ‘A’ *	120,943	2,183,021
Cirrus Logic Inc *	45,350	3,727,770
Cloudflare Inc ‘A’ *	29,332	2,228,939
CommVault Systems Inc *	50,969	2,822,154
Elastic NV *	29,510	4,312,296
Everbridge Inc *	17,138	2,554,762
Glu Mobile Inc *	334,217	3,011,295
Inphi Corp *	18,465	2,963,079
J2 Global Inc *	34,941	3,413,386
MKS Instruments Inc	17,350	2,610,307
RealPage Inc *	34,189	2,982,648

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS SMALL/MID-CAP

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Shares	Value
Sailpoint Technologies Holdings Inc *	50,829	$2,706,136
Silicon Laboratories Inc *	25,758	3,280,024
Sprout Social Inc ‘A’ *	46,236	2,099,577
SPS Commerce Inc *	25,036	2,718,659
Zebra Technologies Corp ‘A’ *	9,288	3,569,657

		53,173,823

Utilities - 2.8%

Evoqua Water Technologies Corp *	154,556	4,169,921
Portland General Electric Co	55,553	2,376,002
Southwest Gas Holdings Inc	34,819	2,115,254

		8,661,177

Total Common Stocks (Cost $220,069,706)		302,717,281

	Shares	Value
SHORT-TERM INVESTMENT - 1.5%

Money Market Fund - 1.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	4,711,532	$4,711,532

Total Short-Term Investment (Cost $4,711,532)		4,711,532

TOTAL INVESTMENTS - 100.4% (Cost $224,781,238)		307,428,813

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(1,266,319)

NET ASSETS - 100.0%		$306,162,494

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:

		Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$302,717,281	$302,717,281	$—	$—
	Short-Term Investment	4,711,532	4,711,532	—	—

	Total	$307,428,813	$307,428,813	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%

Basic Materials - 2.1%

AdvanSix Inc *	5,043	$100,810
Commercial Metals Co	4,958	101,837
Kaiser Aluminum Corp	1,134	112,153

		314,800

Communications - 2.8%

NIC Inc	4,941	127,626
Viavi Solutions Inc *	9,958	149,121
Vonage Holdings Corp *	11,406	146,852

		423,599

Consumer, Cyclical - 19.3%

American Eagle Outfitters Inc	8,980	180,229
Avient Corp	4,257	171,472
BJ’s Restaurants Inc *	3,645	140,296
BJ’s Wholesale Club Holdings Inc *	3,442	128,318
Bloomin’ Brands Inc	6,271	121,783
Dana Inc	7,655	149,426
Dave & Buster’s Entertainment Inc	2,868	86,097
Deckers Outdoor Corp *	780	223,688
Guess? Inc	5,279	119,411
KB Home	3,628	121,611
Kohl’s Corp	4,035	164,184
Lithia Motors Inc ‘A’	993	290,621
Marriott Vacations Worldwide Corp	683	93,721
Penn National Gaming Inc *	2,114	182,586
RH *	452	202,279
SeaWorld Entertainment Inc *	2,830	89,400
SkyWest Inc	2,404	96,905
Steven Madden Ltd	2,684	94,799
The Michaels Cos Inc *	13,340	173,553
UniFirst Corp	387	81,924

		2,912,303

Consumer, Non-Cyclical - 24.8%

Acadia Healthcare Co Inc *	2,982	149,875
AdaptHealth Corp *	3,998	150,165
Addus HomeCare Corp *	1,045	122,359
Amicus Therapeutics Inc *	10,573	244,131
AMN Healthcare Services Inc *	2,605	177,791
Amphastar Pharmaceuticals Inc *	3,836	77,142
Arena Pharmaceuticals Inc *	1,191	91,505
AtriCure Inc *	2,882	160,441
Deluxe Corp	2,736	79,891
FibroGen Inc *	3,345	124,066
FTI Consulting Inc *	945	105,575
Herc Holdings Inc *	1,858	123,390
Heron Therapeutics Inc *	9,247	195,713
Horizon Therapeutics PLC *	2,236	163,564
Hostess Brands Inc *	3,211	47,009
Iovance Biotherapeutics Inc *	4,060	188,384
LHC Group Inc *	750	159,990
LivaNova PLC *	1,901	125,865
Medpace Holdings Inc *	1,073	149,362
Performance Food Group Co *	3,210	152,828
PetIQ Inc *	3,298	126,808
Progyny Inc *	2,980	126,322
PTC Therapeutics Inc *	2,349	143,360

	Shares	Value
Revance Therapeutics Inc *	6,139	$173,979
SmileDirectClub Inc *	8,977	107,185
Syneos Health Inc *	2,108	143,618
TCR2 Therapeutics Inc *	4,381	135,504

		3,745,822

Energy - 1.5%

Magnolia Oil & Gas Corp ‘A’ *	11,459	80,900
Parsley Energy Inc ‘A’	9,909	140,708

		221,608

Financial - 18.9%

Argo Group International Holdings Ltd	2,168	94,742
Brightsphere Investment Group Inc	4,374	84,331
Brixmor Property Group Inc REIT	8,117	134,336
ConnectOne Bancorp Inc	7,924	156,816
DiamondRock Hospitality Co REIT	17,960	148,170
Enterprise Financial Services Corp	2,968	103,732
First Horizon Corp	10,280	131,173
First Industrial Realty Trust Inc REIT	2,158	90,917
Hancock Whitney Corp	928	31,571
Home BancShares Inc	7,699	149,976
Investors Bancorp Inc	9,666	102,073
Lexington Realty Trust REIT	3,470	36,851
National Storage Affiliates Trust REIT	2,162	77,897
NexPoint Residential Trust Inc REIT	2,751	116,395
Pinnacle Financial Partners Inc	2,501	161,064
QTS Realty Trust Inc ‘A’ REIT	1,946	120,418
Radian Group Inc	6,359	128,770
Sandy Spring Bancorp Inc	3,360	108,158
Seacoast Banking Corp of Florida *	5,531	162,888
Selective Insurance Group Inc	1,609	107,771
STAG Industrial Inc REIT	2,876	90,076
Two Harbors Investment Corp REIT	6,962	44,348
United Community Banks Inc	5,318	151,244
Veritex Holdings Inc	6,148	157,758
WSFS Financial Corp	3,680	165,158

		2,856,633

Industrial - 14.2%

Air Transport Services Group Inc *	4,028	126,238
Altra Industrial Motion Corp	3,398	188,351
American Woodmark Corp *	846	79,397
EMCOR Group Inc	836	76,461
EnerSys	1,291	107,231
EnPro Industries Inc	1,293	97,647
frontdoor Inc *	2,459	123,466
GrafTech International Ltd	10,867	115,842
Harsco Corp *	6,074	109,211
Masonite International Corp *	918	90,276
MasTec Inc *	2,580	175,904
Rexnord Corp	5,039	198,990
Saia Inc *	1,091	197,253
SPX Corp *	2,897	158,002
The Timken Co	2,472	191,234
UFP Industries Inc	2,035	113,044

		2,148,547

Technology - 13.3%

Avaya Holdings Corp *	8,067	154,483
Bottomline Technologies DE Inc *	3,349	176,626
Box Inc ‘A’ *	9,012	162,667

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Shares	Value
Cirrus Logic Inc *	2,436	$200,239
CommVault Systems Inc *	2,514	139,200
Everbridge Inc *	1,083	161,443
Glu Mobile Inc *	15,847	142,781
J2 Global Inc *	1,782	174,084
Sailpoint Technologies Holdings Inc *	3,145	167,440
Silicon Laboratories Inc *	1,176	149,752
Sprout Social Inc ‘A’ *	2,307	104,761
SPS Commerce Inc *	1,387	150,614
Ultra Clean Holdings Inc *	4,237	131,983

		2,016,073

Utilities - 2.4%

Black Hills Corp	1,232	75,706
Evoqua Water Technologies Corp *	7,347	198,222
Portland General Electric Co	1,918	82,033

		355,961

Total Common Stocks (Cost $10,849,400)		14,995,346

SHORT-TERM INVESTMENT - 0.9%

Money Market Fund - 0.9%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	139,728	139,728

Total Short-Term Investment (Cost $139,728)		139,728

TOTAL INVESTMENTS - 100.2% (Cost $10,989,128)		15,135,074

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(25,664)

NET ASSETS - 100.0%		$15,109,410

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:

		Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$14,995,346	$14,995,346	$—	$—
	Short-Term Investment	139,728	139,728	—	—

	Total	$15,135,074	$15,135,074	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP VALUE

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.3%

Basic Materials - 3.8%

AdvanSix Inc *	6,246	$124,857
Commercial Metals Co	6,141	126,136
Kaiser Aluminum Corp	2,224	219,954
W R Grace & Co	2,169	118,905

		589,852

Communications - 1.8%

Viavi Solutions Inc *	9,207	137,875
Vonage Holdings Corp *	11,548	148,680

		286,555

Consumer, Cyclical - 19.7%

American Eagle Outfitters Inc	11,736	235,541
Avient Corp	5,024	202,367
BJ’s Restaurants Inc *	4,363	167,932
BJ’s Wholesale Club Holdings Inc *	1,578	58,828
Bloomin’ Brands Inc	9,978	193,773
Dana Inc	14,005	273,377
Dave & Buster’s Entertainment Inc	3,460	103,869
Deckers Outdoor Corp *	273	78,291
Guess? Inc	9,624	217,695
KB Home	4,515	151,343
Kohl’s Corp	4,628	188,313
Lithia Motors Inc ‘A’	886	259,306
Marriott Vacations Worldwide Corp	994	136,397
Penn National Gaming Inc *	1,889	163,153
SkyWest Inc	4,500	181,395
Steven Madden Ltd	3,687	130,225
The Michaels Cos Inc *	17,651	229,639
UniFirst Corp	560	118,546

		3,089,990

Consumer, Non-Cyclical - 11.1%

Acadia Healthcare Co Inc *	3,060	153,796
Addus HomeCare Corp *	775	90,745
Arena Pharmaceuticals Inc *	1,139	87,509
Deluxe Corp	4,614	134,729
FibroGen Inc *	2,484	92,132
Herc Holdings Inc *	2,755	182,960
Horizon Therapeutics PLC *	1,650	120,697
Hostess Brands Inc *	7,995	117,047
Iovance Biotherapeutics Inc *	3,048	141,427
LivaNova PLC *	1,785	118,185
Performance Food Group Co *	4,673	222,482
PetIQ Inc *	3,045	117,080
Revance Therapeutics Inc *	4,675	132,489
The Aaron’s Co Inc *	1,164	22,069

		1,733,347

Energy - 2.5%

Magnolia Oil & Gas Corp ‘A’ *	24,658	174,086
Parsley Energy Inc ‘A’	15,137	214,945

		389,031

Financial - 34.0%

Agree Realty Corp REIT	1,781	118,579
Argo Group International Holdings Ltd	3,738	163,351
ARMOUR Residential REIT Inc	13,483	145,482

	Shares	Value
Berkshire Hills Bancorp Inc	10,469	$179,229
Blucora Inc *	5,539	88,125
Brightsphere Investment Group Inc	5,856	112,904
Brixmor Property Group Inc REIT	10,905	180,478
ConnectOne Bancorp Inc	9,608	190,142
DiamondRock Hospitality Co REIT	26,015	214,624
Enterprise Financial Services Corp	3,851	134,592
First Bancorp	3,349	113,297
First Horizon Corp	11,418	145,694
First Industrial Realty Trust Inc REIT	3,369	141,936
First Interstate BancSystem Inc ‘A’	3,764	153,458
Hancock Whitney Corp	1,413	48,070
Hilltop Holdings Inc	3,096	85,171
Home BancShares Inc	6,187	120,523
Horizon Bancorp Inc	9,806	155,523
Investors Bancorp Inc	9,684	102,263
Lexington Realty Trust REIT	14,320	152,078
National Storage Affiliates Trust REIT	2,567	92,489
NexPoint Residential Trust Inc REIT	3,475	147,027
Old Second Bancorp Inc	7,335	74,083
Piedmont Office Realty Trust Inc ‘A’ REIT	7,095	115,152
Pinnacle Financial Partners Inc	3,671	236,412
PROG Holdings Inc	2,329	125,463
QCR Holdings Inc	4,196	166,120
QTS Realty Trust Inc ‘A’ REIT	1,050	64,974
Radian Group Inc	10,510	212,828
Sandy Spring Bancorp Inc	4,829	155,446
Seacoast Banking Corp of Florida *	6,148	181,059
Selective Insurance Group Inc	1,996	133,692
TCF Financial Corp	1,467	54,308
Two Harbors Investment Corp REIT	28,581	182,061
United Community Banks Inc	9,057	257,581
Veritex Holdings Inc	6,849	175,745
WSFS Financial Corp	4,626	207,615

		5,327,574

Industrial - 15.3%

Altra Industrial Motion Corp	3,898	216,066
Crane Co	2,215	172,017
EMCOR Group Inc	1,339	122,465
EnPro Industries Inc	2,871	216,818
GrafTech International Ltd	17,880	190,601
Harsco Corp *	10,812	194,400
Knowles Corp *	7,919	145,947
Masonite International Corp *	1,498	147,313
MYR Group Inc *	3,145	189,015
Rexnord Corp	4,490	177,310
The Timken Co	3,358	259,775
TriMas Corp *	4,024	127,440
UFP Industries Inc	2,135	118,599
UFP Technologies Inc *	2,647	123,350

		2,401,116

Technology - 3.3%

Avaya Holdings Corp *	9,884	189,279
Cirrus Logic Inc *	2,481	203,938
Ultra Clean Holdings Inc *	4,245	132,232

		525,449

Utilities - 3.8%

Black Hills Corp	1,870	114,911
Evoqua Water Technologies Corp *	6,145	165,792

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP VALUE

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Shares	Value
Portland General Electric Co	3,912	$167,316
Southwest Gas Holdings Inc	2,386	144,950

		592,969

Total Common Stocks (Cost $11,821,546)		14,935,883

EXCHANGE-TRADED FUND - 1.7%

iShares Russell 2000 Value	2,047	269,692

Total Exchange-Traded Fund (Cost $235,431)		269,692

SHORT-TERM INVESTMENT - 3.2%

Money Market Fund - 3.2%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	503,365	503,365

Total Short-Term Investment (Cost $503,365)		503,365

TOTAL INVESTMENTS - 100.2% (Cost $12,560,342)		15,708,940

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(27,253)

NET ASSETS - 100.0%		$15,681,687

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:

		Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$14,935,883	$14,935,883	$—	$—
	Exchange-Traded Fund	269,692	269,692	—	—
	Short-Term Investment	503,365	503,365	—	—

	Total	$15,708,940	$15,708,940	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%

Basic Materials - 1.4%

The Sherwin-Williams Co	3,401	$2,499,429

Communications - 24.7%

Airbnb Inc ‘A’ *	296	43,453
Alibaba Group Holding Ltd ADR (China) *	5,273	1,227,185
Alphabet Inc ‘A’ *	4,447	7,793,990
Alphabet Inc ‘C’ *	1,364	2,389,564
Amazon.com Inc *	4,902	15,965,471
Charter Communications Inc ‘A’ *	4,381	2,898,251
Facebook Inc ‘A’ *	23,460	6,408,334
Match Group Inc *	13,605	2,056,940
Netflix Inc *	5,193	2,808,011
Pinterest Inc ‘A’ *	11,952	787,637
Shopify Inc ‘A’ (Canada) *	769	870,469
Spotify Technology SA *	2,158	679,036

		43,928,341

Consumer, Cyclical - 2.9%

Chipotle Mexican Grill Inc *	759	1,052,513
Costco Wholesale Corp	579	218,156
Dollar General Corp	5,658	1,189,877
Lululemon Athletica Inc *	2,842	989,101
NIKE Inc ‘B’	10,641	1,505,382
Starbucks Corp	2,156	230,649

		5,185,678

Consumer, Non-Cyclical - 22.8%

Abbott Laboratories	22,914	2,508,854
Alnylam Pharmaceuticals Inc *	3,029	393,679
Becton Dickinson and Co	3,594	899,291
Boston Scientific Corp *	29,829	1,072,352
Colgate-Palmolive Co	26,390	2,256,609
CoStar Group Inc *	1,886	1,743,192
Danaher Corp	15,856	3,522,252
Edwards Lifesciences Corp *	11,459	1,045,404
Equifax Inc	3,518	678,411
Global Payments Inc	5,771	1,243,189
IHS Markit Ltd	6,735	605,005
Merck & Co Inc	3,062	250,472
PayPal Holdings Inc *	19,875	4,654,725
Seagen Inc *	4,642	813,000
Square Inc ‘A’ *	11,903	2,590,569
STERIS PLC	2,690	509,863
Teladoc Health Inc *	3,767	753,249
The Estee Lauder Cos Inc ‘A’	7,835	2,085,599
Thermo Fisher Scientific Inc	7,982	3,717,856
TransUnion	16,083	1,595,755
UnitedHealth Group Inc	2,020	708,374
Verisk Analytics Inc	14,124	2,932,001
Vertex Pharmaceuticals Inc *	6,277	1,483,506
Zoetis Inc	14,996	2,481,838

		40,545,045

Financial - 8.3%

American Tower Corp REIT	6,266	1,406,466
Aon PLC ‘A’	5,949	1,256,845
Equinix Inc REIT	1,777	1,269,098

	Shares	Value
Mastercard Inc ‘A’	16,672	$5,950,904
Visa Inc ‘A’	22,169	4,849,026

		14,732,339

Industrial—3.4%

AMETEK Inc	12,592	1,522,876

Canadian Pacific Railway Ltd (Canada)	3,514	1,218,269
Roper Technologies Inc	3,450	1,487,261
Vulcan Materials Co	11,490	1,704,082

		5,932,488

Technology—35.9%

Activision Blizzard Inc	18,691	1,735,459
Adobe Inc *	14,103	7,053,192
Apple Inc	35,223	4,673,740
Applied Materials Inc	15,524	1,339,721
ASML Holding NV (Netherlands)	2,541	1,239,297
Atlassian Corp PLC ‘A’ *	5,252	1,228,285
Autodesk Inc *	6,924	2,114,174
Black Knight Inc *	6,331	559,344
Cadence Design Systems Inc *	12,166	1,659,807
Clarivate PLC (United Kingdom) *	47,795	1,419,989
Electronic Arts Inc	16,279	2,337,664
Fidelity National Information Services Inc	3,523	498,364
Intuit Inc	8,847	3,360,533
Lam Research Corp	5,104	2,410,466
Microsoft Corp	75,442	16,779,810
MSCI Inc	6,536	2,918,520
NVIDIA Corp	6,503	3,395,867
salesforce.com Inc *	12,915	2,873,975
Sea Ltd ADR (Taiwan) *	4,481	891,943
ServiceNow Inc *	4,978	2,740,041
Snowflake Inc ‘A’ *	712	200,357
Synopsys Inc *	4,324	1,120,954
Take-Two Interactive Software Inc *	5,784	1,201,857

		63,753,359

Total Common Stocks (Cost $64,046,221)		176,576,679

SHORT-TERM INVESTMENT—0.7%

Money Market Fund - 0.7%
BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	1,178,174	1,178,174

Total Short-Term Investment (Cost $1,178,174)		1,178,174

TOTAL INVESTMENTS - 100.1% (Cost $65,224,395)		177,754,853

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(155,720)

NET ASSETS - 100.0%		$177,599,133

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:

		Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$176,576,679	$176,576,679	$—	$—
	Short-Term Investment	1,178,174	1,178,174	—	—

	Total	$177,754,853	$177,754,853	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%

Basic Materials - 4.1%

Air Products and Chemicals Inc	14,057	$3,840,654
PPG Industries Inc	16,607	2,395,061

		6,235,715

Communications - 16.0%

Alphabet Inc ‘A’ *	1,218	2,134,715
Charter Communications Inc ‘A’ *	8,138	5,383,694
Comcast Corp ‘A’	116,097	6,083,483
DISH Network Corp ‘A’ *	125,112	4,046,122
Motorola Solutions Inc	18,414	3,131,485
T-Mobile US Inc *	27,427	3,698,531

		24,478,030

Consumer, Cyclical - 2.1%

The Home Depot Inc	12,242	3,251,720

Consumer, Non-Cyclical - 13.6%

AmerisourceBergen Corp	19,117	1,868,878
Amgen Inc	9,033	2,076,867
Anthem Inc	8,379	2,690,413
Johnson & Johnson	20,869	3,284,363
Keurig Dr Pepper Inc	60,046	1,921,472
Merck & Co Inc	20,763	1,698,413
Novartis AG ADR (Switzerland)	14,143	1,335,524
PepsiCo Inc	11,696	1,734,517
Reynolds Consumer Products Inc	63,694	1,913,368
UnitedHealth Group Inc	6,562	2,301,162

		20,824,977

Energy - 4.2%

Chevron Corp	23,932	2,021,057
ConocoPhillips	35,817	1,432,322
Enterprise Products Partners LP	81,297	1,592,608
Suncor Energy Inc (Canada)	88,060	1,477,647

		6,523,634

Financial - 24.2%

American Express Co	37,572	4,542,830
American Tower Corp REIT	13,852	3,109,220
Bank of America Corp	201,868	6,118,619
Berkshire Hathaway Inc ‘B’ *	10,528	2,441,127
Capital One Financial Corp	16,380	1,619,163
JPMorgan Chase & Co	50,828	6,458,714
Marsh & McLennan Cos Inc	20,584	2,408,328
The Bank of New York Mellon Corp	48,152	2,043,571
The Charles Schwab Corp	39,898	2,116,190
The Progressive Corp	23,407	2,314,484
The Travelers Cos Inc	15,273	2,143,871
US Bancorp	37,996	1,770,234

		37,086,351

Industrial - 22.5%

Deere & Co	17,485	4,704,339
Honeywell International Inc	23,987	5,102,035
Illinois Tool Works Inc	13,883	2,830,466
Martin Marietta Materials Inc	6,351	1,803,493
Northrop Grumman Corp	8,655	2,637,352
Otis Worldwide Corp	26,322	1,778,051

	Shares	Value
Raytheon Technologies Corp	67,833	$4,850,738
TE Connectivity Ltd	41,685	5,046,803
United Parcel Service Inc ‘B’	22,797	3,839,015
Vertiv Holdings Co	103,292	1,928,462

		34,520,754

Technology - 6.9%

Apple Inc	13,375	1,774,729
Lam Research Corp	7,129	3,366,813
Microsoft Corp	6,801	1,512,678
Oracle Corp	27,197	1,759,374
QUALCOMM Inc	14,290	2,176,939

		10,590,533

Utilities - 6.0%

Edison International	72,271	4,540,064
Sempra Energy	36,096	4,598,992

		9,139,056

Total Common Stocks (Cost $80,079,875)		152,650,770

SHORT-TERM INVESTMENT - 0.4%

Money Market Fund - 0.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	579,227	579,227

Total Short-Term Investment (Cost $579,227)		579,227

TOTAL INVESTMENTS - 100.0% (Cost $80,659,102)		153,229,997

OTHER ASSETS & LIABILITIES, NET - 0.0%		18,946

NET ASSETS - 100.0%		$153,248,943

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:

		Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$152,650,770	$152,650,770	$—	$—
	Short-Term Investment	579,227	579,227	—	—

	Total	$153,229,997	$153,229,997	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments

December 31, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 43.7%

Basic Materials - 1.2%

Anglo American Capital PLC (South Africa)
4.125% due 04/15/21 ~	$600,000	$604,826
5.375% due 04/01/25 ~	2,500,000	2,928,415
DuPont de Nemours Inc 1.331% (USD LIBOR + 1.110%) due 11/15/23 §	5,000,000	5,079,069
Glencore Funding LLC (Australia) 3.000% due 10/27/22 ~	1,600,000	1,662,590
LYB International Finance III LLC 1.238% (USD LIBOR + 1.000%) due 10/01/23 §	3,850,000	3,857,095

		14,131,995

Communications - 1.6%

AT&T Inc 1.400% (USD LIBOR + 1.180%) due 06/12/24 §	7,750,000	7,942,382
eBay Inc
1.084% (USD LIBOR + 0.870%) due 01/30/23 §	350,000	353,709
1.900% due 03/11/25	2,500,000	2,630,285
3.800% due 03/09/22	3,060,000	3,174,943
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	1,870,313	1,890,821
Verizon Communications Inc 1.219% (USD LIBOR + 1.000%) due 03/16/22 §	2,000,000	2,022,300

		18,014,440

Consumer, Cyclical - 2.8%

Alimentation Couche-Tard Inc (Canada) 2.700% due 07/26/22 ~	2,000,000	2,068,308
Daimler Finance North America LLC (Germany)
2.300% due 02/12/21 ~	3,600,000	3,607,316
3.750% due 11/05/21 ~	1,500,000	1,541,994
Ford Motor Credit Co LLC
1.296% (USD LIBOR + 1.080%) due 08/03/22 §	3,200,000	3,121,156
3.087% due 01/09/23	1,000,000	1,019,320
3.336% due 03/18/21	2,000,000	2,007,500
General Motors Financial Co Inc
1.550% (USD LIBOR + 1.310%) due 06/30/22 §	5,700,000	5,739,818
4.200% due 03/01/21	3,000,000	3,007,399
Marriott International Inc 0.876% (USD LIBOR + 0.650%) due 03/08/21 §	3,000,000	3,001,216
Nissan Motor Acceptance Corp
0.869% (USD LIBOR + 0.630%) due 09/21/21 ~ §	2,500,000	2,494,020
0.874% (USD LIBOR + 0.650%) due 07/13/22 ~ §	1,700,000	1,687,722

	Principal Amount	Value
Toyota Motor Credit Corp 2.900% due 03/30/23	$3,000,000	$3,174,543

		32,470,312

Consumer, Non-Cyclical - 5.6%

AbbVie Inc 2.150% due 11/19/21	6,100,000	6,199,098
Anthem Inc 2.375% due 01/15/25	1,200,000	1,283,939
Bayer US Finance II LLC (Germany)
1.227% (USD LIBOR + 1.010%) due 12/15/23 ~ §	2,000,000	2,021,646
3.500% due 06/25/21 ~	1,750,000	1,771,332
Bristol-Myers Squibb Co
0.537% due 11/13/23	2,200,000	2,204,091
2.900% due 07/26/24	2,000,000	2,172,415
Cargill Inc 1.375% due 07/23/23 ~	1,000,000	1,025,283
Cigna Corp 1.127% (USD LIBOR + 0.890%) due 07/15/23 §	8,678,000	8,780,533
General Mills Inc 1.228% (USD LIBOR + 1.010%) due 10/17/23 §	7,061,000	7,179,742
Gilead Sciences Inc 0.750% due 09/29/23	3,750,000	3,761,637
GlaxoSmithKline Capital PLC (United Kingdom) 0.534% due 10/01/23	4,150,000	4,166,612
Kellogg Co 2.650% due 12/01/23	1,500,000	1,602,070
Mondelez International Inc 2.125% due 04/13/23	1,650,000	1,714,591
PayPal Holdings Inc
1.350% due 06/01/23	1,750,000	1,792,800
2.200% due 09/26/22	7,500,000	7,751,026
Philip Morris International Inc 1.125% due 05/01/23	2,000,000	2,040,073
Smithfield Foods Inc 3.350% due 02/01/22 ~	2,500,000	2,535,714
Suntory Holdings Ltd (Japan) 2.250% due 10/16/24 ~	1,000,000	1,046,563
UnitedHealth Group Inc 2.375% due 10/15/22	4,400,000	4,572,665

		63,621,830

Energy - 2.4%

Energy Transfer Operating LP
3.600% due 02/01/23	3,400,000	3,562,694
4.250% due 03/15/23	1,519,000	1,615,592
Kinder Morgan Energy Partners LP 3.950% due 09/01/22	2,000,000	2,099,681
Kinder Morgan Inc 5.625% due 11/15/23 ~	915,000	1,030,469
Midwest Connector Capital Co LLC 3.625% due 04/01/22 ~	1,250,000	1,272,300
MPLX LP
3.375% due 03/15/23	1,500,000	1,589,531
3.500% due 12/01/22	1,606,000	1,687,402

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Phillips 66 0.840% (USD LIBOR + 0.620%) due 02/15/24 §	$5,000,000	$5,004,760
Valero Energy Corp
1.200% due 03/15/24	4,170,000	4,211,189
1.367% (USD LIBOR + 1.150%) due 09/15/23 §	5,000,000	5,013,256

		27,086,874

Financial - 23.3%

AIG Global Funding 0.711% (USD LIBOR + 0.460%) due 06/25/21 ~ §	2,000,000	2,004,005
Air Lease Corp
2.625% due 07/01/22	1,500,000	1,539,046
3.500% due 01/15/22	2,650,000	2,727,499
American Express Co 0.883% (USD LIBOR + 0.650%) due 02/27/23 §	5,000,000	5,044,452
Banco Santander SA (Spain)
2.706% due 06/27/24	2,900,000	3,097,603
2.746% due 05/28/25	1,250,000	1,335,526
Bank of America Corp
1.378% (USD LIBOR + 1.160%) due 01/20/23 §	9,321,000	9,418,404
2.503% due 10/21/22	600,000	610,829
Canadian Imperial Bank of Commerce (Canada) 0.896% (SOFR + 0.800%) due 03/17/23 §	1,200,000	1,211,606
Capital One Financial Corp
2.600% due 05/11/23	2,800,000	2,936,729
3.450% due 04/30/21	2,500,000	2,518,624
Capital One NA 2.150% due 09/06/22	2,000,000	2,056,088
Citigroup Inc
0.776% due 10/30/24	1,200,000	1,208,368
1.165% (USD LIBOR + 0.950%) due 07/24/23 §	2,000,000	2,018,668
2.312% due 11/04/22	1,500,000	1,524,279
Citizens Bank NA 1.201% (USD LIBOR + 0.950%) due 03/29/23 §	4,000,000	4,053,252
Cooperatieve Rabobank UA (Netherlands) 1.111% (USD LIBOR + 0.860%) due 09/26/23 ~ §	2,500,000	2,532,961
Credit Suisse AG (Switzerland) 1.000% due 05/05/23	1,750,000	1,776,978
Duke Realty LP REIT 3.875% due 10/15/22	2,000,000	2,101,791
Fifth Third Bank NA 1.800% due 01/30/23	5,000,000	5,144,913
Intercontinental Exchange Inc
0.700% due 06/15/23	1,000,000	1,009,290
0.867% (USD LIBOR + 0.650%) due 06/15/23 §	1,250,000	1,253,898
3.450% due 09/21/23	2,200,000	2,378,574
Jackson National Life Global Funding
2.500% due 06/27/22 ~	1,850,000	1,909,488
3.300% due 02/01/22 ~	2,650,000	2,734,927

	Principal Amount	Value
JPMorgan Chase & Co
1.099% (USD LIBOR + 0.890%) due 07/23/24 §	$1,000,000	$1,013,896
1.115% (USD LIBOR + 0.900%) due 04/25/23 §	2,000,000	2,019,502
2.972% due 01/15/23	2,500,000	2,569,256
3.250% due 09/23/22	1,200,000	1,262,433
Metropolitan Life Global Funding I 3.450% due 10/09/21 ~	2,100,000	2,150,270
Mid-America Apartments LP REIT 4.300% due 10/15/23	2,000,000	2,183,056
Mitsubishi UFJ Financial Group Inc (Japan)
0.848% due 09/15/24	2,350,000	2,364,653
0.968% (USD LIBOR + 0.740%) due 03/02/23 §	5,300,000	5,338,277
1.005% (USD LIBOR + 0.790%) due 07/25/22 §	4,000,000	4,033,800
2.623% due 07/18/22	1,050,000	1,086,048
Mizuho Financial Group Inc (Japan) 1.241% due 07/10/24	3,000,000	3,050,315
Morgan Stanley
0.560% due 11/10/23	550,000	551,406
0.925% (SOFR + 0.830%) due 06/10/22 §	2,500,000	2,506,709
1.615% (USD LIBOR + 1.400%) due 10/24/23 §	1,500,000	1,528,886
5.750% due 01/25/21	3,458,000	3,468,348
Nasdaq Inc 0.445% due 12/21/22	1,650,000	1,652,135
New York Life Global Funding
0.400% due 10/21/23 ~	1,650,000	1,653,612
0.664% (USD LIBOR + 0.440%) due 07/12/22 ~ §	2,000,000	2,012,692
0.750% (USD LIBOR + 0.520%) due 06/10/22 ~ §	2,000,000	2,012,613
3.250% due 08/06/21 ~	1,500,000	1,527,205
PNC Bank NA
0.530% (USD LIBOR + 0.325%) due 02/24/23 §	3,350,000	3,357,099
0.666% (USD LIBOR + 0.450%) due 07/22/22 §	1,900,000	1,904,086
Protective Life Global Funding
0.631% due 10/13/23 ~	2,400,000	2,414,890
0.771% (USD LIBOR + 0.520%) due 06/28/21 ~ §	3,000,000	3,007,316
Reliance Standard Life Global Funding II 2.150% due 01/21/23 ~	2,100,000	2,154,007
Royal Bank of Canada (Canada)
0.500% due 10/26/23	8,500,000	8,549,888
0.898% (USD LIBOR + 0.660%) due 10/05/23 §	6,000,000	6,063,092
3.700% due 10/05/23	400,000	436,327
Skandinaviska Enskilda Banken AB (Sweden)
0.545% (USD LIBOR + 0.320%) due 09/01/23 ~ §	6,500,000	6,503,144
0.550% due 09/01/23 ~	5,000,000	5,011,675
Standard Chartered PLC (United Kingdom) 1.319% due 10/14/23 ~	2,000,000	2,022,700

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
State Street Corp 2.825% due 03/30/23	$2,000,000	$2,064,456
Sumitomo Mitsui Financial Group Inc (Japan)
0.958% (USD LIBOR + 0.740%) due 01/17/23 §	3,130,000	3,152,425
1.030% (USD LIBOR + 0.800%) due 10/16/23 §	7,500,000	7,567,361
1.078% (USD LIBOR + 0.860%) due 07/19/23 §	5,000,000	5,048,689
2.784% due 07/12/22	2,500,000	2,592,515
Synchrony Bank 3.650% due 05/24/21	1,000,000	1,009,943
The Bank of New York Mellon Corp 2.100% due 10/24/24	3,000,000	3,199,227
The Goldman Sachs Group Inc
0.963% (USD LIBOR + 0.750%) due 02/23/23 §	7,089,000	7,157,291
3.625% due 02/20/24	2,300,000	2,505,321
The Toronto-Dominion Bank (Canada)
0.750% due 06/12/23	5,000,000	5,054,443
0.858% (USD LIBOR + 0.640%) due 07/19/23 §	10,000,000	10,119,939
Truist Bank
0.804% (USD LIBOR + 0.590%) due 08/02/22 §	6,000,000	6,016,443
0.812% (USD LIBOR + 0.590%) due 05/17/22 §	10,000,000	10,062,520
0.824% (SOFR + 0.730%) due 03/09/23 §	2,250,000	2,269,046
UBS AG (Switzerland) 1.750% due 04/21/22 ~	2,250,000	2,290,390
UBS Group AG (Switzerland)
1.008% due 07/30/24 ~	1,500,000	1,515,362
2.650% due 02/01/22 ~	2,500,000	2,563,773
US Bank NA 0.653% (USD LIBOR + 0.440%) due 05/23/22 §	10,000,000	10,048,850
Ventas Realty LP REIT 2.650% due 01/15/25	1,650,000	1,767,572
Wells Fargo & Co
1.325% (USD LIBOR + 1.110%) due 01/24/23 §	9,800,000	9,886,077
1.654% due 06/02/24	3,750,000	3,853,240
2.625% due 07/22/22	7,000,000	7,247,813
Westpac Banking Corp (Australia)
0.941% (USD LIBOR + 0.720%) due 05/15/23 §	1,750,000	1,772,137
0.961% (USD LIBOR + 0.710%) due 06/28/22 §	2,750,000	2,773,809
3.650% due 05/15/23	3,251,000	3,512,127

		264,607,903

Industrial - 1.2%

Carrier Global Corp 1.923% due 02/15/23	1,550,000	1,597,475
John Deere Capital Corp 0.710% (USD LIBOR + 0.490%) due 06/13/22 §	3,000,000	3,019,880

	Principal Amount	Value
Otis Worldwide Corp
0.688% (USD LIBOR + 0.450%) due 04/05/23 §	$1,400,000	$1,400,384
2.056% due 04/05/25	2,000,000	2,121,401
Ryder System Inc 2.500% due 09/01/24	2,000,000	2,125,529
The Boeing Co 4.508% due 05/01/23	3,000,000	3,243,706

		13,508,375

Technology - 1.7%

Apple Inc 0.750% due 05/11/23	2,450,000	2,480,519
Broadcom Inc 3.125% due 10/15/22	3,000,000	3,140,704
Hewlett Packard Enterprise Co 0.958% (USD LIBOR + 0.720%) due 10/05/21 §	2,100,000	2,100,313
Infor Inc 1.450% due 07/15/23 ~	1,000,000	1,016,721
Intuit Inc 0.650% due 07/15/23	1,700,000	1,715,186
Microchip Technology Inc 0.972% due 02/15/24 ~	3,950,000	3,962,113
Oracle Corp 2.500% due 04/01/25	2,450,000	2,632,647
VMware Inc 4.500% due 05/15/25	2,350,000	2,691,660

		19,739,863

Utilities - 3.9%

American Electric Power Co Inc
0.680% (USD LIBOR + 0.480%) due 11/01/23 §	3,000,000	3,004,841
0.750% due 11/01/23	2,450,000	2,455,975
3.650% due 12/01/21	1,250,000	1,288,871
Consolidated Edison Co of New York Inc 0.651% (USD LIBOR + 0.400%) due 06/25/21 §	3,000,000	3,005,601
Consolidated Edison Inc 0.650% due 12/01/23	3,500,000	3,507,672
Consumers Energy Co 0.350% due 06/01/23	4,000,000	4,006,519
Dominion Energy Inc
0.747% (USD LIBOR + 0.530%) due 09/15/23 §	1,450,000	1,453,248
2.715% due 08/15/21	1,000,000	1,012,579
DTE Energy Co 1.050% due 06/01/25	1,000,000	1,011,875
Edison International 4.950% due 04/15/25	1,500,000	1,715,345
Enel Finance International NV (Italy) 2.875% due 05/25/22 ~	2,500,000	2,580,239
Entergy Louisiana LLC 0.620% due 11/17/23	2,250,000	2,257,717
Evergy Inc 2.450% due 09/15/24	4,176,000	4,431,917

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Florida Power & Light Co 0.602% (USD LIBOR + 0.380%) due 07/28/23 §	$1,950,000	$1,950,415
NiSource Inc 0.950% due 08/15/25	800,000	805,195
Oncor Electric Delivery Co LLC 2.750% due 06/01/24	1,800,000	1,931,493
Pacific Gas and Electric Co 1.750% due 06/16/22	4,500,000	4,513,060
Public Service Enterprise Group Inc 0.800% due 08/15/25	2,800,000	2,803,438
Xcel Energy Inc 0.500% due 10/15/23	650,000	652,234

		44,388,234

Total Corporate Bonds & Notes (Cost $487,766,977)		497,569,826

ASSET-BACKED SECURITIES - 5.0%

AIMCO CLO (Cayman) 1.087% (USD LIBOR + 0.850%) due 01/15/28 ~ §	788,777	787,043
Ally Auto Receivables Trust
1.930% due 10/17/22	1,909,859	1,914,931
2.060% due 10/17/22	408,814	409,738
AmeriCredit Automobile Receivables Trust
0.420% due 03/18/24	5,000,000	5,005,870
0.458% (USD LIBOR + 0.300%) due 01/18/23 §	656,959	657,278
0.600% due 12/18/23	1,916,931	1,920,472
2.240% due 06/19/23	2,006,033	2,009,842
BMW Vehicle Owner Trust 0.390% due 02/27/23	2,082,199	2,084,270
Ford Credit Auto Owner Trust
0.399% (USD LIBOR + 0.240%) due 02/15/22 §	90,448	90,450
0.500% due 02/15/23	5,049,326	5,055,045
1.030% due 10/15/22	964,023	966,730
1.880% due 07/15/22	1,681,862	1,688,277
2.780% due 02/15/22	8,856	8,865
GM Financial Consumer Automobile Receivables Trust
0.383% (USD LIBOR + 0.230%) due 08/16/22 §	622,040	622,095
1.500% due 03/16/23	1,391,482	1,397,767
1.830% due 01/17/23	223,051	223,929
Honda Auto Receivables Owner Trust 0.740% due 11/15/22	894,019	896,094
Hyundai Auto Receivables Trust 1.930% due 07/15/22	915,082	918,311
John Deere Owner Trust 0.410% due 03/15/23	1,000,000	1,001,022
Mercedes-Benz Auto Receivables Trust 2.040% due 06/15/22	1,131,538	1,137,311
Navient Private Education Refi Loan Trust
0.509% (USD LIBOR + 0.350%) due 11/15/68 ~ §	364,890	364,666
0.559% (USD LIBOR + 0.400%) due 12/15/59 ~ §	668,341	668,240

	Principal Amount	Value
1.800% due 01/15/69 ~	$2,344,349	$2,353,042
2.180% due 08/15/68 ~	176,780	176,952
Navient Student Loan Trust
0.478% (USD LIBOR + 0.330%) due 12/27/67 ~ §	89,628	89,640
0.559% (USD LIBOR + 0.400%) due 12/15/59 ~ §	114,947	114,901
Nelnet Student Loan Trust 0.595% (USD LIBOR + 0.380%) due 04/25/31 ~ §	149,059	149,026
Nissan Auto Receivables Owner Trust 1.450% due 12/15/22	1,608,895	1,617,283
Santander Drive Auto Receivables Trust
0.420% due 09/15/23	4,400,000	4,404,628
0.460% due 09/15/23	3,000,000	3,002,042
SLC Student Loan Trust 0.317% (USD LIBOR + 0.100%) due 09/15/26 §	214,166	214,140
SLM Student Loan Trust 0.305% (USD LIBOR + 0.090%) due 01/26/26 §	574,534	574,304
SMB Private Education Loan Trust
0.459% (USD LIBOR + 0.300%) due 03/15/27 ~ §	3,893,427	3,891,454
0.509% (USD LIBOR + 0.350%) due 07/15/26 ~ §	809,866	810,805
2.490% due 06/15/27 ~	3,549,610	3,589,037
Toyota Auto Receivables Owner Trust
0.360% due 02/15/23	1,500,000	1,500,979
1.380% due 12/15/22	2,875,519	2,890,085
2.590% due 02/15/22	1,327,012	1,329,715

Total Asset-Backed Securities (Cost $56,436,722)		56,536,279

U.S. TREASURY OBLIGATIONS - 24.4%

U.S. Treasury Notes - 24.4%

0.125% due 05/31/22	15,000,000	15,004,395
0.125% due 11/30/22	48,000,000	48,007,500
0.500% due 03/15/23	5,000,000	5,041,211
1.125% due 02/28/22	15,000,000	15,179,883
1.375% due 01/31/22	27,000,000	27,368,086
1.500% due 01/15/23	30,000,000	30,840,234
1.625% due 06/30/21	18,000,000	18,134,480
1.750% due 03/31/22	18,750,000	19,133,057
1.750% due 07/15/22	10,000,000	10,251,562
1.750% due 06/30/24	10,000,000	10,539,844
1.750% due 07/31/24	10,000,000	10,548,437
2.000% due 01/15/21	10,000,000	10,005,586
2.000% due 07/31/22	10,000,000	10,295,312
2.250% due 03/31/21	15,000,000	15,075,440
2.625% due 02/28/23	2,100,000	2,212,711
2.875% due 11/15/21	29,000,000	29,691,297

Total U.S. Treasury Obligations (Cost $272,720,050)		277,329,035

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 4.5%

U.S. Treasury Bills - 4.5%

0.070% due 05/20/21	$35,000,000	$34,990,579
0.072% due 06/10/21	16,000,000	15,994,924

		50,985,503

Total Short-Term Investments (Cost $50,971,127)		50,985,503

TOTAL INVESTMENTS - 77.6% (Cost $867,894,876)		882,420,643

DERIVATIVES - 22.1%		251,411,105

OTHER ASSETS & LIABILITIES, NET - 0.3%		3,024,417

NET ASSETS - 100.0%		$1,136,856,165

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of December 31, 2020 were as follows:

Short Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	03/21	155	$28,419,041	$29,053,200	($634,159)
S&P Mid 400 E-Mini Index	03/21	110	24,607,290	25,338,500	(731,210)

Total Futures Contracts					($1,365,369)

(b)	Swap agreements outstanding as of December 31, 2020 were as follows:

Total Return Swaps - Long

Receive	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.210%	Z	BRC	01/14/21	$39,326,460	$17,580,596	$—	$17,580,596
Russell 1000 Value Index	3-Month USD-LIBOR + 0.210%	Z	BRC	01/14/21	44,898,775	2,360,328	—	2,360,328
Russell Mid-Cap Growth Index	3-Month USD-LIBOR + 0.190%	Z	BRC	01/14/21	18,019,431	7,239,638	—	7,239,638
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.180%	Z	BRC	01/14/21	25,364,802	1,993,726	—	1,993,726
MSCI EAFE Index	3-Month USD-LIBOR - 0.110%	Z	MSC	01/14/21	31,282,446	3,270,081	—	3,270,081
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.030%	Z	BRC	03/23/21	13,202,034	10,701,909	—	10,701,909
Russell 1000 Value Index	3-Month USD-LIBOR + 0.030%	Z	BRC	03/23/21	14,889,803	8,477,903	—	8,477,903
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.010%	Z	BRC	03/23/21	6,879,292	5,116,945	—	5,116,945
Russell Mid-Cap Growth Index	3-Month USD-LIBOR - 0.350%	Z	CIT	03/23/21	4,986,834	4,645,637	—	4,645,637
MSCI EAFE Index	3-Month USD-LIBOR - 0.060%	Z	GSC	03/23/21	21,857,125	11,315,656	—	11,315,656
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.010%	Z	JPM	03/23/21	48,124,753	32,581,502	—	32,581,502
Russell 1000 Value Index	3-Month USD-LIBOR + 0.010%	Z	JPM	03/23/21	54,727,529	22,272,831	—	22,272,831
Russell Mid-Cap Growth Index	3-Month USD-LIBOR - 0.050%	Z	SGN	03/23/21	18,050,023	13,733,468	—	13,733,468
Russell Mid-Cap Value Index	3-Month USD-LIBOR - 0.050%	Z	SGN	03/23/21	24,721,778	13,355,739	—	13,355,739
Russell 1000 Value Index	3-Month USD-LIBOR + 0.110%	Z	BRC	06/17/21	115,674,346	15,317,205	—	15,317,205
Russell Mid-Cap Growth Index	3-Month USD-LIBOR + 0.070%	Z	BRC	06/17/21	12,690,782	3,601,929	—	3,601,929
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.080%	Z	BRC	06/17/21	98,673,875	17,812,025	—	17,812,025
MSCI EAFE Index	3-Month USD-LIBOR - 0.100%	Z	CIT	06/17/21	22,007,505	3,734,122	—	3,734,122
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.110%	Z	SGN	06/17/21	98,736,949	25,848,046	—	25,848,046
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.150%	Z	BOA	10/15/21	45,253,539	5,083,575	—	5,083,575
Russell 1000 Value Index	3-Month USD-LIBOR + 0.150%	Z	BOA	10/15/21	91,418,907	12,763,938	—	12,763,938
Russell Mid-Cap Growth Index	3-Month USD-LIBOR + 0.130%	Z	BOA	10/15/21	46,023,210	9,769,826	—	9,769,826
MSCI EAFE Index	3-Month USD-LIBOR - 0.120%	Z	BRC	10/15/21	45,296,715	5,723,892	—	5,723,892

						$254,300,517	$—	$254,300,517

Total Return Swaps - Short

Pay	Receive	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.040%	Z	BRC	10/15/21	$8,670,370	($1,524,043)	$—	($1,524,043)

Total Swap Agreements						$252,776,474	$—	$252,776,474

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:

		Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$497,569,826	$—	$497,569,826	$—
	Asset-Backed Securities	56,536,279	—	56,536,279	—
	U.S. Treasury Obligations	277,329,035	—	277,329,035	—
	Short-Term Investments	50,985,503	—	50,985,503	—
	Derivatives:
	Equity Contracts
	Swaps	254,300,517	—	254,300,517	—

	Total Assets - Derivatives	254,300,517	—	254,300,517	—

	Total Assets	1,136,721,160	—	1,136,721,160	—

Liabilities
	Derivatives:
	Equity Contracts
	Futures	(1,365,369)	(1,365,369)	—	—
	Swaps	(1,524,043)	—	(1,524,043)	—

	Total Equity Contracts	(2,889,412)	(1,365,369)	(1,524,043)	—

	Total Liabilities - Derivatives	(2,889,412)	(1,365,369)	(1,524,043)	—

	Total	$1,133,831,748	($1,365,369)	$1,135,197,117	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SMALL-CAP GROWTH FUND (Formerly named PF Developing Growth Fund)

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%

Basic Materials - 3.2%

Axalta Coating Systems Ltd *	14,655	$418,400
Ferro Corp *	20,651	302,124
Ingevity Corp *	5,608	424,694

		1,145,218

Communications - 8.0%

Leslie’s Inc *	21,238	589,355
MakeMyTrip Ltd (India) *	4,587	135,454
Open Lending Corp ‘A’ *	12,039	420,883
Proofpoint Inc *	3,151	429,828
Q2 Holdings Inc *	4,960	627,589
Stamps.com Inc *	2,027	397,677
Zendesk Inc *	1,902	272,214

		2,873,000

Consumer, Cyclical - 6.4%

Malibu Boats Inc ‘A’ *	5,529	345,231
Manchester United PLC ‘A’ (United Kingdom)	21,842	365,635
Ollie’s Bargain Outlet Holdings Inc *	3,581	292,819
Penn National Gaming Inc *	1,952	168,594
Skechers USA Inc ‘A’ *	13,869	498,452
Thule Group AB (Sweden) * ~	5,007	187,333
Visteon Corp *	1,841	231,082
Vroom Inc *	4,942	202,474

		2,291,620

Consumer, Non-Cyclical - 29.1%

Abcam PLC (United Kingdom)	9,549	202,403
Abcam PLC ADR (United Kingdom) *	3,474	74,865
Acutus Medical Inc *	5,292	152,463
Adaptive Biotechnologies Corp *	4,415	261,059
Allovir Inc *	5,621	216,071
Amicus Therapeutics Inc *	10,331	238,543
Annexon Inc *	7,773	194,558
Avalara Inc *	1,556	256,569
Berkeley Lights Inc *	1,348	120,525
BioAtla Inc *	4,358	148,216
Bio-Techne Corp	709	225,143
Bioxcel Therapeutics Inc *	2,636	121,783
Bluebird Bio Inc *	3,975	171,998
Boyd Group Services Inc (Canada)	1,412	243,553
Bridgebio Pharma Inc *	3,772	268,227
Bright Horizons Family Solutions Inc *	760	131,472
Certara Inc *	7,640	257,621
Charles River Laboratories International Inc *	1,454	363,296
Collegium Pharmaceutical Inc *	5,183	103,815
Evo Payments Inc ‘A’ *	10,166	274,584
Grocery Outlet Holding Corp *	8,112	318,396
Guardant Health Inc *	1,163	149,887
GW Pharmaceuticals PLC ADR
(United Kingdom) *	2,013	232,320
Harmony Biosciences Holdings Inc *	4,467	161,482
ICON PLC (Ireland) *	1,332	259,713
Laird Superfood Inc *	1,789	84,655
Maravai LifeSciences Holdings Inc ‘A’ *	11,921	334,384
Merit Medical Systems Inc *	5,362	297,645
MorphoSys AG ADR (Germany) *	6,114	173,271
Neurocrine Biosciences Inc *	1,324	126,905

	Shares	Value
Nevro Corp *	1,243	$215,163
Nuvei Corp (Canada) * ~	10,790	649,882
Optinose Inc *	16,270	67,358
Orchard Therapeutics PLC ADR
(United Kingdom) *	4,584	19,803
OrthoPediatrics Corp *	5,834	240,653
Paylocity Holding Corp *	1,275	262,535
PerkinElmer Inc	1,265	181,528
PRA Health Sciences Inc *	6,483	813,228
Prelude Therapeutics Inc *	2,480	177,444
Ritchie Bros Auctioneers Inc (Canada)	3,518	244,677
Seer Inc *	1,899	106,610
Silk Road Medical Inc *	2,945	185,476
SpringWorks Therapeutics Inc *	3,514	254,835
STERIS PLC	868	164,521
TriNet Group Inc *	4,356	351,094
Turning Point Therapeutics Inc *	1,692	206,170
Twist Bioscience Corp *	998	141,007

		10,447,406

Diversified - 0.8%

dMY Technology Group Inc II ‘A’ *	9,214	162,074
Insu Acquisition Corp II ‘A’ *	9,697	150,788

		312,862

Energy - 1.3%

Array Technologies Inc *	10,801	465,955

Financial - 12.8%

Bank OZK	4,580	143,217
Big Yellow Group PLC REIT (United Kingdom)	17,868	267,709
CoreSite Realty Corp REIT	4,135	518,033
Focus Financial Partners Inc ‘A’ *	10,483	456,010
GCM Grosvenor Inc ‘A’ *	6,893	91,815
GoHealth Inc ‘A’ *	15,356	209,763
Grosvenor Capital Management PIPE *	15,587	207,619
Hamilton Lane Inc ‘A’	3,925	306,346
Industrial Logistics Properties Trust REIT	12,927	301,070
Prosperity Bancshares Inc	4,266	295,890
QTS Realty Trust Inc ‘A’ REIT	10,801	668,366
Selectquote Inc *	7,382	153,176
STAG Industrial Inc REIT	15,304	479,321
TMX Group Ltd (Canada)	2,317	231,427
WisdomTree Investments Inc	53,773	287,686

		4,617,448

Industrial - 14.4%

Advanced Drainage Systems Inc	1,084	90,601
Advanced Energy Industries Inc *	6,043	585,990
CryoPort Inc *	9,691	425,241
Generac Holdings Inc *	1,896	431,169
Gerresheimer AG (Germany)	4,306	464,353
GFL Environmental Inc (Canada)	14,039	409,658
Hydrofarm Holdings Group Inc *	1,745	91,752
Knight-Swift Transportation Holdings Inc	7,461	312,019
Kratos Defense & Security Solutions Inc *	15,699	430,623
Littelfuse Inc	877	223,337
Schneider National Inc ‘B’	14,621	302,655
Sensata Technologies Holding PLC *	7,261	382,945
StealthGas Inc (Greece) *	14,377	33,786
Summit Materials Inc ‘A’ *	15,939	320,055

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SMALL-CAP GROWTH FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Shares	Value
The AZEK Co Inc *	10,037	$385,923
Trex Co Inc *	3,417	286,071

		5,176,178

Technology - 21.6%

8x8 Inc *	16,075	554,105
Asana Inc ‘A’ *	7,342	216,956
Box Inc ‘A’ *	19,691	355,423
CACI International Inc ‘A’ *	2,998	747,491
Corsair Gaming Inc *	2,087	75,591
Endava PLC ADR (United Kingdom) *	1,404	107,757
Everbridge Inc *	3,598	536,354
ExlService Holdings Inc *	5,430	462,256
Five9 Inc *	1,390	242,416
Health Catalyst Inc *	4,480	195,015
Keywords Studios PLC (Ireland) *	10,753	419,904
Outset Medical Inc *	2,724	154,832
PagerDuty Inc *	9,512	396,650
Ping Identity Holding Corp *	19,875	569,220
Rapid7 Inc *	9,090	819,554
RealPage Inc *	4,266	372,166
Schrodinger Inc *	2,418	191,457
Silicon Laboratories Inc *	2,147	273,399
Vertex Inc ‘A’ *	15,870	553,070
WNS Holdings Ltd ADR (India) *	7,075	509,754

		7,753,370

Total Common Stocks (Cost $25,677,062)		35,083,057

SHORT-TERM INVESTMENT - 2.6%

Money Market Fund - 2.6%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	927,656	927,656

Total Short-Term Investment (Cost $927,656)		927,656

TOTAL INVESTMENTS - 100.2% (Cost $26,604,718)		36,010,713

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(77,312)

NET ASSETS - 100.0%		$35,933,401

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SMALL-CAP GROWTH FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:

		Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$1,145,218	$1,145,218	$—	$—
	Communications	2,873,000	2,873,000	—	—
	Consumer, Cyclical	2,291,620	2,104,287	187,333	—
	Consumer, Non-cyclical	10,447,406	10,447,406	—	—
	Diversified	312,862	312,862	—
	Energy	465,955	465,955	—	—
	Financial	4,617,448	4,142,120	475,328	—
	Industrial	5,176,178	4,711,825	464,353	—
	Technology	7,753,370	7,333,466	419,904	—

	Total Common Stocks	35,083,057	33,536,139	1,546,918	—

	Short-Term Investment	927,656	927,656	—	—

	Total	$36,010,713	$34,463,795	$1,546,918	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%

Basic Materials - 5.6%

AdvanSix Inc *	31,620	$632,084
Carpenter Technology Corp	31,999	931,811
GCP Applied Technologies Inc *	21,147	500,127
Innospec Inc	5,096	462,360
Orion Engineered Carbons SA (Germany)	71,061	1,217,985
Schnitzer Steel Industries Inc ‘A’	35,420	1,130,252

		4,874,619

Communications - 3.1%

A10 Networks Inc *	46,866	462,099
Casa Systems Inc *	96,654	596,355
Criteo SA ADR (France) *	59,328	1,216,817
Houghton Mifflin Harcourt Co *	129,434	431,015

		2,706,286

Consumer, Cyclical - 24.8%

Blue Bird Corp *	51,050	932,173
Citi Trends Inc	18,304	909,343
Cooper Tire & Rubber Co	19,349	783,635
Dana Inc	65,250	1,273,680
El Pollo Loco Holdings Inc *	53,773	973,291
Foot Locker Inc	22,720	918,797
Herman Miller Inc	28,290	956,202
Hilton Grand Vacations Inc *	30,610	959,623
IMAX Corp *	32,100	578,442
KB Home	32,710	1,096,439
Kontoor Brands Inc	22,520	913,411
Malibu Boats Inc ‘A’ *	13,699	855,366
Oxford Industries Inc	19,983	1,309,086
Papa John’s International Inc	8,586	728,522
Regis Corp *	69,950	642,841
REV Group Inc	98,670	869,283
Ruth’s Hospitality Group Inc	81,128	1,438,399
Skechers U.S.A. Inc ‘A’ *	16,779	603,037
SkyWest Inc	30,139	1,214,903
Steven Madden Ltd	26,280	928,210
Taylor Morrison Home Corp *	34,478	884,361
The Shyft Group Inc	46,731	1,326,226
Williams-Sonoma Inc	5,410	550,954

		21,646,224

Consumer, Non-Cyclical - 5.8%

Herc Holdings Inc *	17,600	1,168,816
MEDNAX Inc *	40,670	998,042
Molina Healthcare Inc *	2,527	537,442
Nomad Foods Ltd (United Kingdom) *	29,524	750,500
Primo Water Corp	42,058	659,470
The Hain Celestial Group Inc *	24,889	999,293

		5,113,563

Energy - 4.0%

Cimarex Energy Co	11,015	413,173
Dril-Quip Inc *	28,900	856,018
Helix Energy Solutions Group Inc *	177,970	747,474
HollyFrontier Corp	35,570	919,484
MRC Global Inc *	88,046	583,745

		3,519,894

	Shares	Value
Financial - 33.0%

1st Source Corp	17,972	$724,272
Armada Hoffler Properties Inc REIT	39,952	448,261
Associated Banc-Corp	41,252	703,347
Bank of Marin Bancorp	16,128	553,836
BankUnited Inc	42,868	1,490,949
Carter Bankshares Inc	27,004	289,483
City Office REIT Inc	51,254	500,752
Cousins Properties Inc REIT	22,886	766,681
Essent Group Ltd	19,194	829,181
First Horizon Corp	47,022	600,001
HarborOne Bancorp Inc	95,992	1,042,473
Heritage Financial Corp	36,580	855,606
Independence Realty Trust Inc REIT	73,846	991,752
Independent Bank Group Inc	17,149	1,072,155
Moelis & Co ‘A’	24,194	1,131,311
National Storage Affiliates Trust REIT	18,696	673,617
Pacific Premier Bancorp Inc	28,419	890,367
Physicians Realty Trust REIT	46,131	821,132
Premier Financial Corp	2,472	56,856
RLJ Lodging Trust REIT	54,640	773,156
Sandy Spring Bancorp Inc	22,253	716,324
Selective Insurance Group Inc	14,965	1,002,356
STAG Industrial Inc REIT	32,562	1,019,842
Sterling Bancorp	69,733	1,253,799
Stifel Financial Corp	23,935	1,207,760
Synovus Financial Corp	37,170	1,203,193
Texas Capital Bancshares Inc *	22,551	1,341,784
The Hanover Insurance Group Inc	7,920	926,006
TriCo Bancshares	27,999	987,805
Umpqua Holdings Corp	52,500	794,850
Webster Financial Corp	29,643	1,249,452
WSFS Financial Corp	28,137	1,262,789
Zions Bancorp NA	14,238	618,499

		28,799,647

Industrial - 15.6%

AAR Corp	30,037	1,087,940
Belden Inc	23,034	965,125
Cactus Inc ‘A’	34,710	904,890
Crane Co	4,435	344,422
EnerSys	4,819	400,266
GATX Corp	15,550	1,293,449
Graphic Packaging Holding Co	50,320	852,421
Hillenbrand Inc	24,150	961,170
Kennametal Inc	36,948	1,338,995
Masonite International Corp *	7,238	711,785
Primoris Services Corp	36,054	995,451
Regal Beloit Corp	11,275	1,384,683
Terex Corp	35,627	1,243,026
Trinseo SA	19,679	1,007,761
Welbilt Inc *	13,506	178,279

		13,669,663

Technology - 4.8%

CommVault Systems Inc *	15,149	838,800
Kulicke & Soffa Industries Inc (Singapore)	20,070	638,427
MagnaChip Semiconductor Corp (South Korea) *	42,572	575,573
NCR Corp *	21,773	818,012

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Shares	Value
NetScout Systems Inc *	21,096	$578,452
Unisys Corp *	39,420	775,786

		4,225,050

Utilities - 1.5%

PNM Resources Inc	7,312	354,851
Southwest Gas Holdings Inc	15,460	939,195

		1,294,046

Total Common Stocks (Cost $64,739,746)		85,848,992

SHORT-TERM INVESTMENT - 1.1%

Money Market Fund - 1.1%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	936,415	936,415
Total Short-Term Investment (Cost $936,415)		936,415

TOTAL INVESTMENTS - 99.3% (Cost $65,676,161)		86,785,407

OTHER ASSETS & LIABILITIES, NET - 0.7%		608,730

NET ASSETS - 100.0%		$87,394,137

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:

		Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$85,848,992	$85,848,992	$—	$—
	Short-Term Investment	936,415	936,415	—	—

	Total	$86,785,407	$86,785,407	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Switzerland - 0.0%

Cie Financiere Richemont SA Exercise @ CHF 67.00 Exp 11/22/23 *	46,078	$11,971

Total Warrants (Cost $0)		11,971

PREFERRED STOCKS - 1.5%

Brazil - 1.5%

Lojas Americanas SA	411,150	2,081,153

India - 0.0%

Zee Entertainment Enterprises Ltd 6.000% due 03/05/22	390,884	21,151

Total Preferred Stocks (Cost $1,548,782)		2,102,304

COMMON STOCKS - 97.6%

Belgium - 1.1%

Anheuser-Busch InBev SA	21,191	1,478,427

Brazil - 4.5%

Ambev SA	202,425	611,958
B3 SA - Brasil Bolsa Balcao	105,193	1,259,453
Pagseguro Digital Ltd ‘A’ *	28,751	1,635,357
Vale SA ADR	160,752	2,694,204

		6,200,972

Chile - 0.8%

Falabella SA	285,629	1,057,411

China - 31.2%

Alibaba Group Holding Ltd *	7,900	229,768
Alibaba Group Holding Ltd ADR *	20,110	4,680,200
Blue Moon Group Holdings Ltd * ~	80,729	158,908
Budweiser Brewing Co APAC Ltd ~	303,900	1,003,883
Hansoh Pharmaceutical Group Co Ltd * ~	98,000	474,933
Huazhu Group Ltd ADR	94,293	4,246,014
Innovent Biologics Inc * ~	83,000	876,489
Jiangsu Hengrui Medicine Co Ltd ‘A’	186,128	3,171,131
Meituan ‘B’ *	29,400	1,106,718
NetEase Inc ADR	545	52,195
New Oriental Education & Technology Group Inc ADR *	3,986	740,639
OneConnect Financial Technology Co Ltd ADR *	55,305	1,090,061
Pinduoduo Inc ADR *	15,076	2,678,553
Ping An Insurance Group Co of China Ltd ‘A’	231,171	3,075,982
Remergen Co Ltd ‘H’ * ~	15,114	185,210
Tencent Holdings Ltd	136,181	9,798,740

	Shares	Value
Wuxi Biologics Cayman Inc * ~	61,000	$808,942
Yum China Holdings Inc	89,576	5,113,894
ZTO Express Cayman Inc *	6,663	194,423
ZTO Express Cayman Inc ADR	100,117	2,919,412

		42,606,095

Colombia - 0.4%

Grupo Aval Acciones y Valores SA ADR	83,003	571,061

Egypt - 0.7%

Commercial International Bank Egypt SAE	243,598	920,065

France - 5.4%

Kering SA	8,741	6,343,640
LVMH Moet Hennessy Louis Vuitton SE	100	62,600
Pernod Ricard SA	4,884	937,955

		7,344,195

Hong Kong - 4.8%

AIA Group Ltd	452,200	5,510,564
Jardine Strategic Holdings Ltd	41,270	1,026,798

		6,537,362

India - 14.6%

HDFC Bank Ltd *	64,446	1,269,360
Housing Development Finance Corp Ltd	198,241	6,945,562
Infosys Ltd	89,221	1,529,496
Kotak Mahindra Bank Ltd *	204,853	5,598,768
Oberoi Realty Ltd *	77,331	618,210
Tata Consultancy Services Ltd	87,323	3,428,749
Zee Entertainment Enterprises Ltd	185,526	569,329

		19,959,474

Indonesia - 1.3%

P.T. Bank Central Asia Tbk	460,100	1,109,085
P.T. Indocement Tunggal Prakarsa Tbk	307,018	316,549
P.T. Semen Indonesia Persero Tbk	353,300	312,729

		1,738,363

Italy - 2.1%

Moncler SPA *	7,671	471,618
PRADA SPA *	361,400	2,388,116

		2,859,734

Mexico - 5.7%

Alsea SAB de CV *	220,840	286,433
Fomento Economico Mexicano SAB de CV	332,998	2,525,661
Fomento Economico Mexicano SAB de CV ADR	9,476	717,996
Grupo Aeroportuario del Sureste SAB de CV ‘B’ *	36,848	610,674
Grupo Financiero Inbursa SAB de CV ‘O’ *	415,256	417,771
Grupo Mexico SAB de CV ‘B’	682,414	2,893,988
Wal-Mart de Mexico SAB de CV	124,500	349,735

		7,802,258

Peru - 0.9%

Credicorp Ltd	7,910	1,297,398

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Shares	Value
Philippines - 2.7%

Ayala Land Inc	1,427,700	$1,216,548
SM Investments Corp	83,892	1,833,510
SM Prime Holdings Inc	739,456	592,922

		3,642,980

Poland - 0.1%

Allegro.eu SA * ~	7,218	163,655

Russia - 7.8%

Novatek PJSC GDR	29,466	4,798,470
Polyus PJSC	1,889	387,648
Polyus PJSC GDR ~	3,965	408,082
Sberbank of Russia PJSC	142,565	522,925
Yandex NV ‘A’ *	64,681	4,500,504

		10,617,629

South Africa - 0.6%

FirstRand Ltd	250,422	872,573

South Korea - 1.7%

AMOREPACIFIC Group	4,666	236,088
Samsung Biologics Co Ltd * ~	2,767	2,106,706

		2,342,794

Switzerland - 1.8%

Cie Financiere Richemont SA	27,320	2,468,144

Taiwan - 8.9%

MediaTek Inc	14,000	373,342
Taiwan Semiconductor Manufacturing Co Ltd	623,995	11,804,408

		12,177,750

Turkey - 0.5%

Akbank T.A.S. *	735,690	682,354

Total Common Stocks (Cost $68,631,828)		133,340,694

SHORT-TERM INVESTMENT - 0.8%

Money Market Fund - 0.8%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	1,071,136	1,071,136

Total Short-Term Investment (Cost $1,071,136)		1,071,136

TOTAL INVESTMENTS - 99.9% (Cost $71,251,746)		136,526,105

OTHER ASSETS & LIABILITIES, NET - 0.1%		144,874

NET ASSETS - 100.0%		$136,670,979

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:

		Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$11,971	$11,971	$—	$—
	Preferred Stocks	2,102,304	—	2,102,304	—
	Common Stocks
	Belgium	1,478,427	—	1,478,427	—
	Brazil	6,200,972	4,329,561	1,871,411	—
	Chile	1,057,411	—	1,057,411	—
	China	42,606,095	21,865,086	20,741,009	—
	Colombia	571,061	571,061	—	—
	Egypt	920,065	—	920,065	—
	France	7,344,195	—	7,344,195	—
	Hong Kong	6,537,362	1,026,798	5,510,564	—
	India	19,959,474	—	19,959,474	—
	Indonesia	1,738,363	—	1,738,363	—
	Italy	2,859,734	—	2,859,734	—
	Mexico	7,802,258	7,802,258	—	—
	Peru	1,297,398	1,297,398	—	—
	Philippines	3,642,980	—	3,642,980	—
	Poland	163,655	163,655	—	—
	Russian	10,617,629	4,500,504	6,117,125	—
	South Africa	872,573	—	872,573	—
	South Korea	2,342,794	—	2,342,794	—
	Switzerland	2,468,144	—	2,468,144	—
	Taiwan	12,177,750	—	12,177,750	—
	Turkey	682,354	—	682,354	—

	Total Common Stocks	133,340,694	41,556,321	91,784,373	—

	Short-Term Investment	1,071,136	1,071,136	—	—

	Total	$136,526,105	$42,639,428	$93,886,677	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Switzerland - 0.0%

Cie Financiere Richemont SA Exercise @ CHF 67.00 Exp 11/22/23 *	11,490	$2,985

Total Warrants (Cost $0)		2,985

COMMON STOCKS - 98.9%

Australia - 1.1%

Rio Tinto PLC	6,434	484,307

Belgium - 1.3%

KBC Group NV *	8,509	595,470

Brazil - 0.3%

Ambev SA ADR	47,135	144,233

Canada - 2.4%

Canadian National Railway Co	8,059	885,281
Suncor Energy Inc	11,726	196,677

		1,081,958

China - 1.9%

NetEase Inc	6,000	114,611
Tencent Holdings Ltd	5,300	381,355
Yum China Holdings Inc	6,555	374,225

		870,191

Denmark - 2.6%

Carlsberg AS ‘B’	2,152	344,992
Novo Nordisk AS ‘B’	12,087	843,179

		1,188,171

France - 18.0%

Air Liquide SA	7,642	1,252,882
Capgemini SE	4,762	740,740
Danone SA	8,585	564,946
Dassault Systemes SE	1,476	299,362
Engie SA *	28,856	442,363
EssilorLuxottica SA	3,257	507,553
Legrand SA	4,635	414,632
L’Oreal SA	1,541	587,972
LVMH Moet Hennessy Louis Vuitton SE	1,642	1,027,894
Pernod Ricard SA	3,939	756,471
Schneider Electric SE	10,745	1,552,947

		8,147,762

Germany - 8.6%

Bayer AG	10,124	596,417
Beiersdorf AG	6,097	700,909
Deutsche Boerse AG	3,928	668,829
Merck KGaA	3,757	644,380
MTU Aero Engines AG	1,046	272,660
SAP SE	7,714	999,108

		3,882,303

	Shares	Value
Hong Kong - 2.9%

AIA Group Ltd	107,626	$1,311,544

India - 2.6%

HDFC Bank Ltd *	9,746	191,962
Housing Development Finance Corp Ltd	12,313	431,398
Tata Consultancy Services Ltd	14,277	560,588

		1,183,948

Ireland - 1.2%

Ryanair Holdings PLC ADR *	4,725	519,656

Israel - 1.3%

Check Point Software Technologies Ltd *	4,388	583,209

Italy - 1.4%

Eni SPA	21,771	227,283
Intesa Sanpaolo SPA *	172,955	408,817

		636,100

Japan - 17.2%

Daikin Industries Ltd	5,200	1,156,829
Denso Corp	5,100	303,556
FANUC Corp	800	197,479
Hitachi Ltd	17,300	682,819
Hoya Corp	7,500	1,038,711
Japan Tobacco Inc	17,900	364,930
Koito Manufacturing Co Ltd	5,800	394,725
Kose Corp	2,000	341,760
Kubota Corp	32,100	701,309
Kyocera Corp	8,000	491,028
Olympus Corp	32,900	720,309
Shin-Etsu Chemical Co Ltd	2,200	386,135
SMC Corp	400	244,295
Terumo Corp	18,000	753,233

		7,777,118

Netherlands - 5.0%

Akzo Nobel NV	5,418	581,539
ING Groep NV *	48,841	454,116
Koninklijke Philips NV *	14,581	785,443
Randstad NV *	6,737	436,104

		2,257,202

Portugal - 0.6%

Galp Energia SGPS SA	25,908	274,531

Singapore - 1.0%

DBS Group Holdings Ltd	23,500	445,342

Spain - 1.6%

Amadeus IT Group SA	9,923	732,489

Sweden - 0.8%

Essity AB ‘B’	10,811	348,322

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Shares	Value
Switzerland - 14.2%

Alcon Inc *	1,543	$102,449
Cie Financiere Richemont SA ‘A’	5,702	515,130
Julius Baer Group Ltd	5,917	340,887
Nestle SA	14,053	1,661,224
Novartis AG	7,727	727,558
Roche Holding AG	3,949	1,375,431
Sika AG	1,488	405,619
UBS Group AG	48,987	689,729
Zurich Insurance Group AG	1,473	620,754

		6,438,781

Taiwan - 1.7%

Taiwan Semiconductor Manufacturing Co Ltd ADR	7,075	771,458

United Kingdom - 10.4%

Compass Group PLC	25,978	484,525
Diageo PLC	16,979	671,838
Experian PLC	16,963	644,402
Linde PLC	1,935	510,214
Reckitt Benckiser Group PLC	5,466	487,864
RELX PLC	9,874	241,591
RELX PLC	20,065	490,320
Rolls-Royce Holdings PLC *	233,841	353,901

	Shares	Value
Smiths Group PLC	13,431	$276,262
Tesco PLC	165,637	522,712

		4,683,629

United States - 0.8%

QIAGEN NV *	7,021	364,102

Total Common Stocks (Cost $20,772,858)		44,721,826

SHORT-TERM INVESTMENT - 0.4%

Money Market Fund - 0.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	189,645	189,645

Total Short-Term Investment (Cost $189,645)		189,645

TOTAL INVESTMENTS - 99.3% (Cost $20,962,503)		44,914,456

OTHER ASSETS & LIABILITIES, NET - 0.7%		312,084

NET ASSETS - 100.0%		$45,226,540

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:

		Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$2,985	$2,985	$—	$—
	Common Stocks
	Australia	484,307	—	484,307	—
	Belgium	595,470	—	595,470	—
	Brazil	144,233	144,233	—	—
	Canada	1,081,958	1,081,958	—	—
	China	870,191	374,225	495,966	—
	Denmark	1,188,171	—	1,188,171	—
	France	8,147,762	—	8,147,762	—
	Germany	3,882,303	—	3,882,303	—
	Hong Kong	1,311,544	—	1,311,544	—
	India	1,183,948	—	1,183,948	—
	Ireland	519,656	519,656	—	—
	Israel	583,209	583,209	—	—
	Italy	636,100	—	636,100	—
	Japan	7,777,118	—	7,777,118	—
	Netherlands	2,257,202	—	2,257,202	—
	Portugal	274,531	—	274,531	—
	Singapore	445,342	—	445,342	—
	Spain	732,489	—	732,489	—
	Sweden	348,322	—	348,322	—
	Switzerland	6,438,781	—	6,438,781	—
	Taiwan	771,458	771,458	—	—
	United Kingdom	4,683,629	—	4,683,629	—
	United States	364,102	364,102	—	—

	Total Common Stocks	44,721,826	3,838,841	40,882,985	—

	Short-Term Investment	189,645	189,645	—	—

	Total	$44,914,456	$4,031,471	$40,882,985	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Australia - 0.0%

IGO Ltd Exp 01/15/21 * ± Ω	4,224	$—

Total Rights (Cost $0)		—

PREFERRED STOCKS - 0.2%

Germany - 0.2%

Draegerwerk AG & Co KGaA	1,000	77,404

Total Preferred Stocks (Cost $95,564)		77,404

COMMON STOCKS - 98.5%

Australia - 4.8%

Asaleo Care Ltd	103,554	107,777
Austal Ltd	40,000	82,529
Bega Cheese Ltd	28,000	110,384
Charter Hall Long Wale REIT	32,598	116,823
Codan Ltd	15,500	133,830
Deterra Royalties Ltd *	16,000	59,209
GrainCorp Ltd ‘A’	19,907	64,326
Growthpoint Properties Australia Ltd REIT	43,250	116,357
IGO Ltd	35,912	176,989
Iluka Resources Ltd	16,000	80,344
McMillan Shakespeare Ltd	18,545	176,813
Nanosonics Ltd *	24,597	152,174
Netwealth Group Ltd	9,000	111,032
Pro Medicus Ltd	7,352	193,791

		1,682,378

Austria - 0.6%

BAWAG Group AG * ~	2,439	113,445
CA Immobilien Anlagen AG	2,575	98,132

		211,577

Belgium - 0.9%

Bekaert SA	4,186	138,433
D’ieteren SA	1,300	107,406
Euronav NV	8,000	64,727

		310,566

Canada - 10.0%

Alaris Equity Partners Income	4,600	54,604
AutoCanada Inc	7,000	129,837
B2Gold Corp	26,000	145,636
Canadian Solar Inc *	5,638	288,891
Capital Power Corp	5,200	142,899
Celestica Inc *	21,958	177,161
CI Financial Corp	6,052	75,026
Corus Entertainment Inc ‘B’	40,006	134,516
CT REIT	8,395	103,346
Dream Office REIT	5,500	85,553
Dundee Precious Metals Inc	23,050	165,691
Empire Co Ltd ‘A’	3,800	103,859
Enerplus Corp	33,600	105,058

	Shares	Value
Extendicare Inc	15,917	$83,030
Finning International Inc	7,200	152,892
Genworth MI Canada Inc	3,042	103,742
H&R REIT	9,520	99,396
Linamar Corp	2,200	116,524
Medical Facilities Corp	35,452	196,074
Parex Resources Inc *	9,688	133,344
Polaris Infrastructure Inc	9,400	130,783
Precision Drilling Corp *	945	15,538
Real Matters Inc *	9,403	141,906
Ritchie Bros Auctioneers Inc	2,600	180,727
Seven Generations Energy Ltd ‘A’ *	8,000	41,543
TFI International Inc	2,200	113,258
Torex Gold Resources Inc *	7,950	119,228
Uni-Select Inc	12,900	82,190
Westshore Terminals Investment Corp	6,000	73,486

		3,495,738

China - 0.5%

Gemdale Properties & Investment Corp Ltd	629,886	90,214
S-Enjoy Service Group Co Ltd	36,000	82,504

		172,718

Denmark - 3.3%

D/S Norden AS	5,682	102,768
NKT AS *	3,605	160,576
Pandora AS	2,577	288,412
Royal Unibrew AS	1,700	196,858
Scandinavian Tobacco Group AS ~	6,500	110,851
Schouw & Co AS	1,100	111,220
SimCorp AS	755	112,251
Spar Nord Bank AS *	6,975	68,337

		1,151,273

Finland - 1.5%

Tokmanni Group Corp	6,829	135,485
Uponor Oyj	9,530	212,138
Valmet Oyj	6,315	181,559

		529,182

France - 3.3%

Atos SE *	2,132	194,685
Criteo SA ADR *	2,700	55,377
Elior Group SA ~	10,630	71,450
Eutelsat Communications SA	2,809	31,777
IPSOS	2,600	87,742
Mercialys SA REIT	11,065	97,283
Metropole Television SA *	6,339	102,686
Natixis SA *	37,256	127,658
SCOR SE *	4,827	156,571
Trigano SA	1,297	229,433

		1,154,662

Georgia - 0.3%

Bank of Georgia Group PLC *	5,456	91,385

Germany - 8.0%

Brenntag AG	3,870	300,937
Cewe Stiftung & Co KGAA	748	84,526
Deutsche Pfandbriefbank AG * ~	10,085	109,706
DWS Group GmbH & Co KGaA ~	3,354	142,590
GEA Group AG	5,947	212,708

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Shares	Value
GFT Technologies SE	9,664	$140,589
HelloFresh SE *	3,981	307,939
InflaRx NV *	17,000	85,510
JOST Werke AG * ~	2,685	140,969
LANXESS AG	2,900	220,547
LEG Immobilien AG	900	139,630
MorphoSys AG *	978	114,347
Salzgitter AG *	4,000	106,039
Software AG	3,416	139,133
TAG Immobilien AG	5,542	176,856
Talanx AG	2,054	79,866
Wacker Chemie AG	1,892	271,058

		2,772,950

Hong Kong - 1.3%

Dah Sing Financial Holdings Ltd	22,656	63,911
Hysan Development Co Ltd	28,917	105,918
K Wah International Holdings Ltd	186,470	89,662
Luk Fook Holdings International Ltd	40,000	96,572
Swire Pacific Ltd ‘A’	20,000	110,168

		466,231

Ireland - 0.6%

Fly Leasing Ltd ADR *	8,000	78,800
Hibernia REIT PLC	85,559	120,620

		199,420

Israel - 0.6%

Gazit-Globe Ltd	9,048	59,203
Plus500 Ltd	7,952	157,541

		216,744

Italy - 2.7%

Banca Farmafactoring SPA * ~	9,373	56,546
Banca IFIS SPA *	6,401	72,161
Banca Sistema SPA * ~	54,623	113,174
Enav SPA ~	18,184	79,995
Esprinet SPA *	19,958	263,741
Sesa SPA *	1,770	223,399
Unipol Gruppo SPA *	23,729	114,028

		923,044

Ivory Coast - 0.4%

Endeavour Mining Corp *	6,274	145,994

Japan - 21.1%

Altech Corp	5,100	103,880
Aozora Bank Ltd	4,500	83,209
Asahi Co Ltd	8,400	132,147
ASKUL Corp	2,700	100,751
Capcom Co Ltd	2,500	162,132
CTS Co Ltd	10,900	101,364
Cybernet Systems Co Ltd	14,500	133,507
Daiichikosho Co Ltd	2,500	86,501
Dip Corp	4,500	120,245
Doshisha Co Ltd	6,000	113,315
FCC Co Ltd	5,100	88,297
Financial Products Group Co Ltd	13,800	67,354
FINDEX Inc	9,000	101,434
Foster Electric Co Ltd	9,200	113,613
Fukui Computer Holdings Inc	4,600	178,975
FULLCAST Holdings Co Ltd	5,000	77,892

	Shares	Value
Furyu Corp	9,700	$107,352
Gakujo Co Ltd	6,500	92,129
Glory Ltd	2,900	58,568
H.U. Group Holdings Inc	3,600	97,013
Hanwa Co Ltd	3,900	104,731
Hokuto Corp	4,400	89,031
IR Japan Holdings Ltd	1,500	240,321
Izumi Co Ltd	2,700	97,837
Japan Lifeline Co Ltd	6,000	94,690
Joyful Honda Co Ltd	6,100	87,442
Kaken Pharmaceutical Co Ltd	2,200	85,015
Kamigumi Co Ltd	4,000	73,074
Kissei Pharmaceutical Co Ltd	1,500	32,571
Kito Corp	3,800	56,922
Kozo Keikaku Engineering Inc	2,900	71,386
K’s Holdings Corp	6,000	83,603
Kyoei Steel Ltd	2,000	27,770
Kyudenko Corp	3,300	106,571
Lawson Inc	1,500	69,804
Meitec Corp	2,000	104,008
Mitsui-Soko Holdings Co Ltd	6,000	134,023
Nihon Unisys Ltd	2,500	97,990
Nippon Electric Glass Co Ltd	1,900	41,622
Nippon Gas Co Ltd	2,400	128,773
NIPPON REIT Investment Corp	37	133,116
Nishio Rent All Co Ltd	3,400	71,232
Noevir Holdings Co Ltd	1,500	66,483
Obara Group Inc	3,200	122,113
Okamoto Industries Inc	2,400	92,067
Optorun Co Ltd	3,400	69,607
Pressance Corp	7,200	124,070
Prima Meat Packers Ltd	3,500	110,955
Riso Kyoiku Co Ltd	26,400	78,307
Roland DG Corp	2,300	41,946
Ryosan Co Ltd	3,200	57,938
Sangetsu Corp	5,500	82,776
Sanki Engineering Co Ltd	6,500	76,489
Sankyo Co Ltd	2,200	59,527
Sankyu Inc	1,900	71,847
Sanwa Holdings Corp	11,600	135,461
Seikagaku Corp	7,700	75,943
Shinoken Group Co Ltd	6,700	72,382
Ship Healthcare Holdings Inc	2,800	155,947
Star Micronics Co Ltd	7,000	112,419
Sumitomo Osaka Cement Co Ltd	2,600	76,080
Sumitomo Seika Chemicals Co Ltd	3,100	123,459
Sun Frontier Fudousan Co Ltd	10,000	86,628
Taikisha Ltd	2,900	76,171
Takara Leben Co Ltd	10,800	32,191
T-Gaia Corp	3,400	63,834
The Okinawa Electric Power Co Inc	5,781	77,742
Toho Zinc Co Ltd *	1,500	33,960
Tokyo Electron Device Ltd	3,200	98,197
Tokyo Individualized Educational Institute Inc	14,400	85,304
Tokyo Steel Manufacturing Co Ltd	12,200	79,030
Tokyu REIT Inc	70	111,082
Towa Pharmaceutical Co Ltd	2,100	38,975
Toyo Kanetsu KK	2,200	44,867
Ube Industries Ltd	1,700	30,895
United Inc	5,500	72,978
ValueCommerce Co Ltd	5,700	176,783
Warabeya Nichiyo Holdings Co Ltd	4,500	61,838

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Shares	Value
Yamaguchi Financial Group Inc	15,200	$85,806
Yuasa Trading Co Ltd	3,800	122,214

		7,335,521

Jordan - 0.5%

Hikma Pharmaceuticals PLC	4,935	169,619

Kyrgyzstan - 0.5%

Centerra Gold Inc	13,494	156,259

Luxembourg - 0.5%

APERAM SA	4,272	177,781

Malta - 0.4%

Kindred Group PLC *	15,000	146,765

Netherlands - 3.6%

Altice Europe NV *	21,000	136,011
ASM International NV	1,391	303,546
ASR Nederland NV	4,651	186,091
BE Semiconductor Industries NV	3,222	193,485
Intertrust NV * ~	5,702	96,686
Randstad NV *	2,171	140,535
Signify NV * ~	4,505	189,148

		1,245,502

Norway - 0.9%

Aker Solutions ASA *	57,629	110,436
Europris ASA ~	27,028	161,079
SpareBank 1 SMN	5,000	56,908

		328,423

Singapore - 1.3%

AEM Holdings Ltd	61,600	161,008
Ascendas India Trust	67,200	70,156
First REIT	141,400	25,164
Hi-P International Ltd	46,900	71,344
UMS Holdings Ltd	149,000	121,848

		449,520

South Korea - 6.3%

Binggrae Co Ltd	1,939	102,037
Com2uSCorp	1,113	163,514
Dongkuk Steel Mill Co Ltd *	13,000	97,337
DY POWER Corp	3,701	40,640
F&F Co Ltd	972	75,643
Handsome Co Ltd	4,132	115,219
Hanwha Aerospace Co Ltd *	1,400	36,792
Huchems Fine Chemical Corp	5,544	131,122
InBody Co Ltd	2,000	31,967
INTOPS Co Ltd	9,706	269,953
i-SENS Inc	3,800	105,102
JW Life Science Corp	2,225	42,596
KEPCO Plant Service & Engineering Co Ltd	2,864	78,399
Korea Circuit Co Ltd	9,382	129,009
Korea Petrochemical Ind Co Ltd	319	67,685
Korean Reinsurance Co	14,266	103,728
Kumho Petrochemical Co Ltd	800	107,033
LG Hausys Ltd	2,516	180,874
Poongsan Corp	5,735	147,890

	Shares	Value
Tovis Co Ltd	14,490	$102,699
Value Added Technology Co Ltd	2,433	50,334

		2,179,573

Spain - 2.2%

Acerinox SA	8,754	96,950
Cia de Distribucion Integral Logista Holdings SA	5,348	103,929
Enagas SA	6,275	138,048
Lar Espana Real Estate Socimi SA REIT	15,262	87,071
Pharma Mar SA	1,014	88,642
Sacyr SA	20,762	51,305
Vidrala SA	616	71,416
Viscofan SA	1,965	139,352

		776,713

Sweden - 4.7%

Betsson AB	22,956	204,883
Coor Service Management Holding AB * ~	12,000	106,101
Evolution Gaming Group AB ~	2,600	261,390
Inwido AB *	14,876	218,129
Kungsleden AB	12,817	140,498
LeoVegas AB ~	18,827	80,120
Resurs Holding AB * ~	7,550	41,155
Sweco AB ‘B’	10,329	189,567
Tethys Oil AB	15,692	93,836
Trelleborg AB ‘B’ *	6,416	142,512
Wihlborgs Fastigheter AB	6,864	155,147

		1,633,338

Switzerland - 6.3%

Adecco Group AG	3,670	244,434
Allreal Holding AG	520	119,404
ALSO Holding AG	506	143,975
BKW AG	1,009	113,694
Emmi AG	110	113,359
Forbo Holding AG	69	118,783
Galenica AG ~	1,800	119,539
Helvetia Holding AG	1,250	132,031
Interroll Holding AG	46	140,386
Julius Baer Group Ltd	1,573	90,623
Logitech International SA	3,533	343,037
Sonova Holding AG *	1,046	272,058
Swiss Life Holding AG	506	236,034

		2,187,357

United Kingdom - 10.7%

Aggreko PLC	15,981	136,991
Auto Trader Group PLC ~	23,856	194,182
B&M European Value Retail SA	23,000	161,914
boohoo Group PLC *	32,157	150,954
Computacenter PLC	6,798	227,646
Drax Group PLC	41,870	214,946
Empiric Student Property PLC REIT	104,707	107,247
Fevertree Drinks PLC	2,437	84,215
G4S PLC *	62,783	218,078
Great Portland Estates PLC REIT	12,927	118,242
IMI PLC	10,831	172,596
Inchcape PLC *	16,971	149,400
ITV PLC *	110,000	160,291
Jupiter Fund Management PLC	12,000	46,342
Keller Group PLC	8,285	79,082
Man Group PLC	66,092	124,795

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Shares	Value
Pagegroup PLC *	16,992	$103,850
Paragon Banking Group PLC	13,200	88,470
Quilter PLC ~	77,054	161,375
Reach PLC *	58,662	115,917
Rightmove PLC *	22,677	201,480
Rotork PLC	35,004	152,262
Royal Mail PLC *	30,007	138,302
Safestore Holdings PLC REIT	12,573	134,381
Spirent Communications PLC	41,609	150,431
Ultra Electronics Holdings PLC	4,338	122,093

		3,715,482

United States - 0.7%

Argonaut Gold Inc *	34,300	73,833
Inmode Ltd *	3,226	153,170

		227,003

Total Common Stocks (Cost $23,345,678)		34,252,718

SHORT-TERM INVESTMENT - 0.7%

Money Market Fund - 0.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	246,931	246,931

Total Short-Term Investment (Cost $246,931)		246,931

TOTAL INVESTMENTS - 99.4% (Cost $23,688,173)		34,577,053

OTHER ASSETS & LIABILITIES, NET - 0.6%		219,623

NET ASSETS - 100.0%		$34,796,676

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:

		Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$—	$—	$—	$—
	Preferred Stocks	77,404	—	77,404	—
	Common Stocks
	Australia	1,682,378	166,986	1,515,392	—
	Austria	211,577	—	211,577	—
	Belgium	310,566	—	310,566	—
	Canada	3,495,738	3,495,738	—	—
	China	172,718	—	172,718	—
	Denmark	1,151,273	—	1,151,273	—
	Finland	529,182	135,485	393,697	—
	France	1,154,662	387,496	767,166	—
	Georgia	91,385	—	91,385	—
	Germany	2,772,950	557,798	2,215,152	—
	Hong Kong	466,231	—	466,231	—
	Ireland	199,420	199,420	—	—
	Israel	216,744	—	216,744	—
	Italy	923,044	113,174	809,870	—
	Ivory Coast	145,994	145,994	—	—
	Japan	7,335,521	—	7,335,521	—
	Jordan	169,619	—	169,619	—
	Kyrgyzstan	156,259	156,259	—	—
	Luxembourg	177,781	—	177,781	—
	Malta	146,765	—	146,765	—
	Netherlands	1,245,502	96,686	1,148,816	—
	Norway	328,423	161,079	167,344	—
	Singapore	449,520	—	449,520	—
	South Korea	2,179,573	—	2,179,573	—
	Spain	776,713	297,839	478,874	—
	Sweden	1,633,338	283,403	1,349,935	—
	Switzerland	2,187,357	—	2,187,357	—
	United Kingdom	3,715,482	316,886	3,398,596	—
	United States	227,003	227,003	—	—

	Total Common Stocks	34,252,718	6,741,246	27,511,472	—

	Short-Term Investment	246,931	246,931	—	—

	Total	$34,577,053	$6,988,177	$27,588,876	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%

Argentina - 0.2%

YPF SA ADR *	14,291	$67,168

Austria - 0.6%

Erste Group Bank AG *	6,722	204,771

Belgium - 1.0%

Ageas SA	6,691	355,340

Canada - 2.4%

ARC Resources Ltd	13,830	65,190
Barrick Gold Corp	16,516	376,278
Cameco Corp	9,356	125,370
Kinross Gold Corp	28,999	212,853
Tourmaline Oil Corp	4,870	65,652

		845,343

China - 3.2%

China Mobile Ltd	44,335	252,730
China Telecom Corp Ltd ‘H’	660,622	182,238
China Unicom Hong Kong Ltd	399,741	228,042
Dongfeng Motor Group Co Ltd ‘H’	403,747	471,791

		1,134,801

Denmark - 1.3%

AP Moller - Maersk AS ‘B’	202	449,501
The Drilling Co of 1972 AS *	538	16,847

		466,348

Finland - 1.1%

Nokia OYJ *	103,472	399,642

France - 13.4%

AXA SA	22,848	547,948
BNP Paribas SA *	10,950	578,074
Cie de Saint-Gobain *	17,517	805,649
Dassault Aviation SA *	119	129,582
Engie SA *	35,273	540,736
Renault SA *	7,515	328,946
Rexel SA *	30,406	479,909
SCOR SE *	5,155	167,210
Societe Generale SA *	15,752	327,462
TOTAL SE	19,089	823,924

		4,729,440

Germany - 3.0%

CECONOMY AG *	22,502	155,729
Daimler AG	10,295	729,702
METRO AG	7,274	81,706
Salzgitter AG *	2,642	70,039

		1,037,176

Hong Kong - 0.7%

CK Asset Holdings Ltd	45,150	231,028

	Shares	Value
India - 1.1%

Canara Bank *	57,899	$102,417
NTPC Ltd	21,852	29,754
Oil & Natural Gas Corp Ltd	97,608	124,529
Zee Entertainment Enterprises Ltd	46,966	144,126

		400,826

Indonesia - 0.3%

P.T. Bank Mandiri Persero Tbk	224,868	101,471

Ireland - 1.3%

AIB Group PLC *	95,761	196,656
Bank of Ireland Group PLC *	68,661	277,184

		473,840

Italy - 4.2%

Assicurazioni Generali SPA	19,310	338,087
BPER Banca *	62,913	114,696
Eni SPA	48,330	504,551
Saipem SPA	58,162	157,881
UniCredit SPA *	39,685	371,825

		1,487,040

Japan - 26.0%

Benesse Holdings Inc	1,259	24,596
Canon Inc	6,991	135,433
Chiyoda Corp *	13,221	36,345
Citizen Watch Co Ltd	31,464	89,840
Dai-ichi Life Holdings Inc	20,394	307,244
DeNA Co Ltd	10,481	186,572
Eisai Co Ltd	2,248	160,762
Fuji Media Holdings Inc	7,066	75,415
Fujitsu Ltd	1,037	149,883
Gree Inc	28,391	166,538
Hino Motors Ltd	39,220	334,813
Honda Motor Co Ltd	27,465	774,961
Inpex Corp	44,147	238,054
Isuzu Motors Ltd	39,686	377,796
Japan Airlines Co Ltd *	16,470	317,613
JGC Holdings Corp	24,113	225,847
Kamigumi Co Ltd	7,750	141,580
Mitsubishi Estate Co Ltd	19,230	309,081
Mitsubishi Heavy Industries Ltd	5,226	160,052
Mitsubishi Motors Corp *	46,464	97,758
Mitsubishi UFJ Financial Group Inc	119,248	527,985
Nikon Corp	21,189	133,869
Nippon Television Holdings Inc	13,119	143,021
Nissan Motor Co Ltd *	54,548	295,672
Nitto Denko Corp	2,446	219,113
Nomura Holdings Inc	49,013	259,135
Resona Holdings Inc	91,352	319,802
Shimamura Co Ltd	3,899	409,687
Sumitomo Heavy Industries Ltd	6,370	157,447
Sumitomo Mitsui Financial Group Inc	15,676	485,927
Sumitomo Mitsui Trust Holdings Inc	11,256	347,301
T&D Holdings Inc	44,755	529,400
Takeda Pharmaceutical Co Ltd	15,370	556,231

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Shares	Value
THK Co Ltd	9,537	$308,435
Z Holdings Corp	24,142	146,089

		9,149,297

Luxembourg - 0.6%

RTL Group SA *	4,032	196,160

Malaysia - 0.4%

CIMB Group Holdings Bhd	141,947	151,977

Netherlands - 5.7%

ABN AMRO Bank NV * ~	31,878	312,369
ING Groep NV *	60,582	563,282
PostNL NV *	60,362	205,758
Royal Dutch Shell PLC ‘B’	53,937	914,163

		1,995,572

Norway - 1.4%

Norsk Hydro ASA	105,421	490,638

Russia - 1.9%

Gazprom PJSC ADR	45,678	255,797
LUKOIL PJSC ADR	1,211	82,784
Sberbank of Russia PJSC ADR	14,553	211,018
VEON Ltd ADR	70,425	106,342

		655,941

South Africa - 2.3%

Anglo American PLC	13,303	439,295
Gold Fields Ltd ADR	18,480	171,310
Impala Platinum Holdings Ltd	7,121	98,014
MTN Group	27,540	113,662

		822,281

South Korea - 4.2%

Hankook Tire & Technology Co Ltd	7,032	255,474
KB Financial Group Inc	11,630	461,909
KT Corp ADR *	33,513	368,978
Shinhan Financial Group Co Ltd	13,191	391,418

		1,477,779

Spain - 1.2%

CaixaBank SA	160,674	412,977

Switzerland - 6.6%

Adecco Group AG	10,143	675,558
Julius Baer Group Ltd	4,123	237,532
LafargeHolcim Ltd	12,268	673,364
UBS Group AG	52,207	735,066

		2,321,520

Taiwan - 1.6%

Catcher Technology Co Ltd	14,686	107,986
Hon Hai Precision Industry Co Ltd	94,539	309,988
Shin Kong Financial Holding Co Ltd	419,020	131,776

		549,750

	Shares	Value
Thailand - 1.0%

Kasikornbank PCL NVDR	93,416	$352,233

Turkey - 0.3%

Turk Telekomunikasyon AS	105,780	121,534

United Kingdom - 10.0%

Babcock International Group PLC *	46,191	176,507
BAE Systems PLC	14,591	97,304
BP PLC	167,406	577,675
BT Group PLC	156,724	282,489
Centrica PLC *	215,963	137,032
J Sainsbury PLC	159,824	491,252
Kingfisher PLC *	96,266	355,717
Land Securities Group PLC REIT	18,006	166,304
Marks & Spencer Group PLC *	81,594	151,347
Standard Chartered PLC *	66,268	420,798
The British Land Co PLC REIT	26,885	180,063
WPP PLC	44,310	480,143

		3,516,631

United States - 0.4%

Ovintiv Inc	8,673	124,620

Total Common Stocks (Cost $31,785,561)		34,273,144

EXCHANGE-TRADED FUND - 0.4%

iShares Core MSCI EAFE	2,000	138,180

Total Exchange-Traded Fund (Cost $135,640)		138,180

SHORT-TERM INVESTMENT - 1.0%

Money Market Fund - 1.0%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	339,869	339,869

Total Short-Term Investment (Cost $339,869)		339,869

TOTAL INVESTMENTS - 98.8% (Cost $32,261,070)		34,751,193

OTHER ASSETS & LIABILITIES, NET - 1.2%		415,324

NET ASSETS - 100.0%		$35,166,517

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:

		Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Argentina	$67,168	$67,168	$—	$—
	Austria	204,771	—	204,771	—
	Belgium	355,340	—	355,340	—
	Canada	845,343	845,343	—	—
	China	1,134,801	—	1,134,801	—
	Denmark	466,348	—	466,348	—
	Finland	399,642	—	399,642	—
	France	4,729,440	—	4,729,440	—
	Germany	1,037,176	225,768	811,408	—
	Hong Kong	231,028	—	231,028	—
	India	400,826	—	400,826	—
	Indonesia	101,471	—	101,471	—
	Ireland	473,840	—	473,840	—
	Italy	1,487,040	—	1,487,040	—
	Japan	9,149,297	—	9,149,297	—
	Luxembourg	196,160	—	196,160	—
	Malaysia	151,977	—	151,977	—
	Netherlands	1,995,572	—	1,995,572	—
	Norway	490,638	—	490,638	—
	Russia	655,941	655,941	—	—
	South Africa	822,281	171,310	650,971	—
	South Korea	1,477,779	368,978	1,108,801	—
	Spain	412,977	—	412,977	—
	Switzerland	2,321,520	—	2,321,520	—
	Taiwan	549,750	—	549,750	—
	Thailand	352,233	—	352,233	—
	Turkey	121,534	121,534	—	—
	United Kingdom	3,516,631	—	3,516,631	—
	United States	124,620	124,620	—	—

	Total Common Stocks	34,273,144	2,580,662	31,692,482	—

	Exchange-Traded Fund	138,180	138,180	—	—
	Short-Term Investment	339,869	339,869	—	—

	Total	$34,751,193	$3,058,711	$31,692,482	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF REAL ESTATE FUND

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%

Consumer, Cyclical - 0.5%

Choice Hotels International Inc	2,134	$227,762

Financial - 98.8%

Agree Realty Corp REIT	8,887	591,696
Alexandria Real Estate Equities Inc REIT	8,569	1,527,167
American Assets Trust Inc REIT	10,993	317,478
American Campus Communities Inc REIT	7,895	337,669
American Homes 4 Rent ‘A’ REIT	57,815	1,734,450
American Tower Corp REIT	5,934	1,331,946
Apartment Income REIT Corp *	21,158	812,679
Apartment Investment and Management Co ‘A’ REIT	21,158	111,714
Apple Hospitality REIT Inc	24,470	315,908
AvalonBay Communities Inc REIT	12,925	2,073,558
Boston Properties Inc REIT	3,527	333,407
Brandywine Realty Trust REIT	14,205	169,182
Broadstone Net Lease Inc ‘A’ REIT	5,393	105,595
Camden Property Trust REIT	6,647	664,168
CoreSite Realty Corp REIT	4,407	552,109
Cousins Properties Inc REIT	25,554	856,059
CubeSmart REIT	19,235	646,488
CyrusOne Inc REIT	5,675	415,126
DiamondRock Hospitality Co REIT	26,832	221,364
Digital Realty Trust Inc REIT	3,402	474,613
Equinix Inc REIT	4,481	3,200,241
Equity LifeStyle Properties Inc REIT	12,985	822,730
Equity Residential REIT	5,771	342,105
Essex Property Trust Inc REIT	7,353	1,745,749
Extra Space Storage Inc REIT	8,894	1,030,459
First Industrial Realty Trust Inc REIT	11,544	486,349
Healthcare Realty Trust Inc REIT	15,582	461,227
Healthcare Trust of America Inc ‘A’ REIT	48,821	1,344,530
Invitation Homes Inc REIT	75,714	2,248,706
Kilroy Realty Corp REIT	8,642	496,051
Park Hotels & Resorts Inc REIT	18,568	318,441
Prologis Inc REIT	36,970	3,684,430
PS Business Parks Inc REIT	5,629	747,925
Public Storage REIT	1,835	423,757
Regency Centers Corp REIT	16,395	747,448
Rexford Industrial Realty Inc REIT	11,391	559,412
Sabra Health Care REIT Inc	30,929	537,237
Simon Property Group Inc REIT	4,884	416,508
STORE Capital Corp REIT	31,129	1,057,763
Sun Communities Inc REIT	9,933	1,509,319
Terreno Realty Corp REIT	14,076	823,587
VICI Properties Inc REIT	28,564	728,382
Welltower Inc REIT	35,449	2,290,714
Weyerhaeuser Co REIT	7,889	264,518

		39,879,964

Total Common Stocks (Cost $30,625,881)		40,107,726

	Shares	Value
SHORT-TERM INVESTMENT - 0.4%

Money Market Fund - 0.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	144,482	$144,482

Total Short-Term Investment (Cost $144,482)		144,482

TOTAL INVESTMENTS - 99.7% (Cost $30,770,363)		40,252,208

OTHER ASSETS & LIABILITIES, NET - 0.3%		119,708

NET ASSETS - 100.0%		$40,371,916

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF REAL ESTATE FUND

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:

		Total Value at December 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$40,107,726	$40,107,726	$—	$—
	Short-Term Investment	144,482	144,482	—	—

	Total	$40,252,208	$40,252,208	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

December 31, 2020 (Unaudited)

Explanation of Symbols:

#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
~	Securities are not registered under the Securities Act of 1933 (1933 Act) and these securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
±	Investments categorized as a significant unobservable input (Level 3).
§	Variable rate investments. The rate shown is based on the latest available information as of December 31, 2020. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
‡	Investments were fully or partially segregated with the broker(s)/ custodian as collateral for futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of December 31, 2020.
¥	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
Y	Issuer filed bankruptcy and/or is in default as of December 31, 2020.
Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the "Board"). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.

Counterparty & Exchange Abbreviations:

ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
BSC	Banco Santander Central Hispano
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
EUX	Eurex Exchange
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SGN	Societe Generale
UBS	UBS

Currency Abbreviations:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Payment Frequency Abbreviations:

A	Annual
L	Lunar
Q	Quarterly
S	Semiannual
Z	At Maturity

Reference Rate Abbreviations:

AUD Bank Bill	Australian Dollar Bank Bill Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
US FED	United States Federal Reserve Bank Rate
US PRIME	United States Prime Rate

Other Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipt
PIK	Payment In Kind
PIPE	Private Investment In Public Equity
REIT	Real Estate Investment Trust

See Supplemental Notes to Schedules of Investments

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

December 31, 2020 (Unaudited)

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk.

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Supplemental Notes to Schedules of Investments

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2020 (Unaudited)

1. ORGANIZATION

Pacific Funds Series Trust (which may be referred to as “Pacific Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, management investment company, and is organized as a Delaware statutory trust.

Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. The Trust is comprised of separate funds (each individually a “Fund”, and collectively the “Funds”).

2. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of the Trust’s Administrator (see Note 6), and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 -Quoted prices (unadjusted) in active markets for identical investments

• Level 2 -	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 -Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2020 (Unaudited)

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker- dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2020 (Unaudited)

3. INVESTMENTS IN AFFILIATED FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended December 31, 2020 is as follows:

	Beginning		Distributions		Net	Change in Unrealized	As of December 31, 2020
Fund/Underlying Fund	Value as of April 1, 2020	Purchase Cost (1)	Received and Reinvested (2)	Sales Proceeds	Realized Gain (Loss) (3)	Appreciation (Depreciation)	Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Conservative
Pacific Funds Core Income	$5,870,120	$2,287,959	$109,729	$1,102,595	$67,513	$491,954	$7,724,680	666,495
Pacific Funds Floating Rate Income	2,168,559	2,392,880	30,905	2,305,176	(241,724)	347,665	2,393,109	246,967
Pacific Funds High Income	22,844,778	8,070,149	957,949	7,128,993	(726,831)	4,556,526	28,573,578	2,787,666
PF Inflation Managed	11,392,707	1,333,527	220,641	1,013,651	16,334	1,084,540	13,034,098	1,300,808
PF Managed Bond	72,247,239	21,724,680	1,309,718	6,832,968	3,951,168	1,573,036	93,972,873	8,286,849
PF Short Duration Bond	33,763,657	15,684,465	754,949	22,033,915	715,494	948,493	29,833,143	2,947,939
PF Emerging Markets Debt	14,576,809	537,650	469,474	7,618,777	(1,349,967)	3,539,221	10,154,410	1,142,228
PF Growth	2,371,306	48,894	—	2,293,802	902,166	79,534	1,108,098	36,367
PF Large-Cap Value	4,476,046	110,362	65,687	1,700,659	697,367	768,356	4,417,159	392,986
PF Multi-Asset	35,670,422	990,915	529,734	11,322,367	1,725,391	14,843,926	42,438,021	3,481,380
PF Small-Cap Growth	1,158,367	29,286	628	548,990	329,660	539,512	1,508,463	70,259
PF Small-Cap Value	1,154,281	1,108,116	11,838	202,483	(87,757)	1,194,242	3,178,237	367,851
PF Emerging Markets	4,289,848	274,447	4,204	980,767	4,196	1,987,647	5,579,575	380,339
PF International Small-Cap	1,162,964	29,288	26,198	414,271	130,059	446,148	1,380,386	127,459
PF Real Estate	1,194,420	29,711	20,221	212,206	(6,290)	269,130	1,294,986	101,967
	$214,341,523	$54,652,329	$4,511,875	$65,711,620	$6,126,779	$32,669,930	$246,590,816

Pacific Funds Portfolio Optimization Moderate-Conservative
Pacific Funds Core Income	$6,747,736	$1,501,347	$130,082	$631,292	$69,781	$599,390	$8,417,044	726,233
Pacific Funds Floating Rate Income	1,430,744	1,596,538	20,643	1,519,990	(153,252)	223,837	1,598,520	164,966
Pacific Funds High Income	25,790,324	5,457,914	1,208,400	3,882,638	(302,133)	5,051,040	33,322,907	3,251,015
PF Inflation Managed	5,456,837	760,922	107,482	507,174	19,672	508,937	6,346,676	633,401
PF Managed Bond	82,241,385	21,737,391	1,446,671	7,872,200	4,377,993	1,824,110	103,755,350	9,149,502
PF Short Duration Bond	25,602,075	10,298,004	622,440	13,127,868	406,605	784,833	24,586,089	2,429,455
PF Emerging Markets Debt	16,455,295	332,364	545,377	8,317,188	(1,196,722)	3,982,581	11,801,707	1,327,526
PF Growth	9,963,335	135,885	—	3,118,794	3,657,775	1,008,599	11,646,800	382,238
PF Large-Cap Value	19,155,992	260,462	268,749	7,751,500	2,461,054	3,650,895	18,045,652	1,605,485
PF Multi-Asset	69,933,180	932,939	1,054,203	20,624,476	3,657,698	29,380,236	84,333,780	6,918,276
PF Small-Cap Growth	1,525,730	20,279	839	686,218	649,098	503,601	2,013,329	93,774
PF Small-Cap Value	1,520,135	3,132,743	23,581	382,422	(72,088)	2,100,920	6,322,869	731,814
PF Emerging Markets	11,298,209	185,404	11,206	2,334,398	419,516	5,270,541	14,850,478	1,012,303
PF International Large-Cap	2,671,974	374,802	22,029	370,497	305,429	727,491	3,731,228	326,727
PF International Small-Cap	1,531,666	22,439	35,021	509,611	(40,084)	803,234	1,842,665	170,145
PF International Value	2,247,495	32,083	49,086	969,880	(245,907)	961,056	2,073,933	289,655
PF Real Estate	3,146,593	45,577	54,338	469,399	(9,050)	710,640	3,478,699	273,913
	$286,718,705	$46,827,093	$5,600,147	$73,075,545	$14,005,385	$58,091,941	$338,167,726

Pacific Funds Portfolio Optimization Moderate
Pacific Funds Core Income	$13,987,743	$6,539,621	$286,761	$1,588,456	$171,811	$1,273,185	$20,670,665	1,783,491
Pacific Funds Floating Rate Income	4,300,918	515,138	136,710	435,380	(33,553)	465,939	4,949,772	510,812
Pacific Funds High Income	47,520,915	3,103,221	2,242,573	4,766,494	(198,342)	8,964,216	56,866,089	5,547,911
PF Inflation Managed	4,113,245	754,189	83,114	433,270	23,493	373,573	4,914,344	490,453
PF Managed Bond	170,479,927	85,882,062	3,528,219	19,642,053	10,838,187	2,297,471	253,383,813	22,344,252
PF Short Duration Bond	48,760,064	12,247,051	1,079,234	21,456,118	569,077	1,488,488	42,687,796	4,218,162
PF Emerging Markets Debt	33,076,367	314,055	714,186	24,951,321	(266,263)	6,586,773	15,473,797	1,740,585
PF Growth	62,315,604	295,782	—	24,574,323	25,529,155	3,170,236	66,736,454	2,190,235
PF Large-Cap Value	67,523,333	322,353	1,044,334	21,319,973	10,334,356	12,357,602	70,262,005	6,251,068
PF Multi-Asset	334,558,667	1,564,158	5,124,834	91,218,359	18,658,309	141,901,742	410,589,351	33,682,473
PF Small-Cap Growth	4,599,050	3,930,842	5,071	1,068,526	2,292,295	2,431,899	12,190,631	567,798
PF Small-Cap Value	9,164,716	10,010,539	97,754	2,169,530	(402,866)	9,544,501	26,245,114	3,037,629
PF Emerging Markets	34,060,098	175,216	34,824	5,461,360	1,320,248	16,088,458	46,217,484	3,150,476
PF International Large-Cap	12,081,879	57,617	81,100	2,727,173	1,051,855	3,247,380	13,792,658	1,207,763
PF International Small-Cap	9,234,086	42,895	216,571	2,694,573	(227,098)	4,855,349	11,427,230	1,055,146
PF International Value	9,935,840	1,432,480	206,974	5,935,665	(1,348,781)	4,466,534	8,757,382	1,223,098
PF Real Estate	14,227,870	216,665	169,055	6,450,840	(85,575)	2,779,218	10,856,393	854,834
	$879,940,322	$127,403,884	$15,051,314	$236,893,414	$68,226,308	$222,292,564	$1,076,020,978

Pacific Funds Portfolio Optimization Growth
Pacific Funds Core Income	$5,009,609	$3,282,009	$108,761	$467,589	$66,995	$470,260	$8,470,045	730,806
Pacific Funds High Income	22,338,375	14,060,322	1,229,613	2,086,582	(86,869)	4,889,616	40,344,475	3,936,046
PF Managed Bond	60,023,008	42,213,556	1,427,536	5,888,656	4,337,384	474,550	102,587,378	9,046,506
PF Short Duration Bond	12,005,569	3,362,912	382,987	1,006,227	8,141	405,670	15,159,052	1,497,930
PF Emerging Markets Debt	21,378,257	64,639	564,713	14,224,433	53,112	4,406,668	12,242,956	1,377,160
PF Growth	53,976,306	118,563	—	12,005,515	20,910,069	4,818,537	67,817,960	2,225,729
PF Large-Cap Value	48,236,075	93,478	692,879	18,140,884	8,218,723	7,619,544	46,719,815	4,156,567
PF Multi-Asset	324,987,393	670,174	5,165,562	75,403,365	18,413,121	140,957,699	414,790,584	34,027,119
PF Small-Cap Growth	6,793,941	14,212	4,032	2,387,412	2,586,088	2,699,666	9,710,527	452,284
PF Small-Cap Value	10,154,356	11,934,144	114,879	1,847,651	(359,278)	10,897,575	30,894,025	3,575,697
PF Emerging Markets	34,593,100	465,715	37,658	3,179,616	1,367,579	16,788,539	50,072,975	3,413,291
PF International Large-Cap	18,179,153	46,392	106,761	6,224,333	1,468,374	4,590,883	18,167,230	1,590,826
PF International Small-Cap	10,231,331	21,585	255,118	2,251,727	(214,091)	5,441,350	13,483,566	1,245,020
PF International Value	15,011,342	3,317,857	454,568	5,135,215	(1,168,812)	6,789,405	19,269,145	2,691,221
PF Real Estate	17,516,654	823,354	263,865	5,270,276	(237,228)	3,858,649	16,955,018	1,335,041
	$660,434,469	$80,488,912	$10,808,932	$155,519,481	$55,363,308	$215,108,611	$866,684,751

Pacific Funds Portfolio Optimization Aggressive-Growth
Pacific Funds Core Income	$221,964	$483,630	$6,637	$34,692	$5,196	$24,631	$707,366	61,032
Pacific Funds High Income	2,262,187	1,799,163	129,418	253,585	(4,817)	510,090	4,442,456	433,410
PF Managed Bond	1,974,074	7,353,867	127,238	541,293	385,054	(155,645)	9,143,295	806,287
PF Short Duration Bond	2,127,923	721,209	70,373	206,854	978	71,664	2,785,293	275,227
PF Emerging Markets Debt	2,165,122	52,342	68,914	1,255,729	(98,471)	561,816	1,493,994	168,053
PF Growth	34,972,470	464,802	—	20,783,146	16,106,819	(457,964)	30,302,981	994,519
PF Large-Cap Value	20,932,217	445,784	205,677	13,904,026	4,976,136	1,214,094	13,869,882	1,233,975
PF Multi-Asset	119,967,717	17,068,930	2,300,251	17,747,513	6,767,137	56,487,927	184,844,449	15,163,614
PF Small-Cap Growth	3,611,496	3,803,428	4,361	806,689	1,918,852	1,976,270	10,507,718	489,414
PF Small-Cap Value	5,997,574	8,945,460	77,113	1,162,017	(169,118)	7,059,893	20,748,905	2,401,494
PF Emerging Markets	13,375,343	921,390	15,023	1,449,976	544,929	6,589,274	19,995,983	1,363,053
PF International Large-Cap	8,902,532	201,011	56,074	2,725,877	865,471	2,242,441	9,541,652	835,521
PF International Small-Cap	4,834,320	69,211	125,898	892,425	(80,433)	2,597,213	6,653,784	614,384
PF International Value	7,802,250	124,501	119,342	5,138,907	(713,552)	2,868,333	5,061,967	706,979
PF Real Estate	7,448,597	676,183	121,107	2,054,235	(102,512)	1,692,391	7,781,531	612,719
	$236,595,786	$43,130,911	$3,427,426	$68,956,964	$30,401,669	$83,282,428	$327,881,256

(1)	Purchase cost excludes distributions received and reinvested, if any.
(2)	Distributions received include distributions from net investment income, if any.
(3)	Net realized gain (loss) includes capital gains distributions, if any.

As of December 31, 2020, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Fund	Ownership Percentage
Pacific Funds Ultra Short Income	83.02%
Pacific Funds Large-Cap Value	36.24%
Pacific Funds Small-Cap Value	44.37%
Pacific Funds ESG Core Bond	100.00%